                                                    Registration Nos. 333-34199
                                                                      811-04867

    As filed with the Securities and Exchange Commission on April 30, 2008

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

   Pre-effective Amendment No.  [ ]

   Post-Effective Amendment No. [21]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


   Amendment No.                [13]                                        [X]


               VARIABLE ACCOUNT II OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                          AIG LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                One ALICO Plaza
                                600 King Street
                          Wilmington, Delaware 19801
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)
                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective

     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on April 30, 2008 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXECUTIVE ADVANTAGE(SM)

GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES (the "Policies") issued by AIG LIFE INSURANCE COMPANY ("AIG Life") through its Variable Account II

                           THIS PROSPECTUS IS DATED
                                APRIL 30, 2008

AIG Life Insurance Company ("AIG Life") is offering life insurance coverage under the Executive Advantage/SM/ group flexible premium variable universal life policy (the "Policy"). The Policy provides insurance protection for individuals within groups under corporate owned or sponsored arrangements. Corporate owned arrangements are those where an employer (or trust established by an employer) purchases life insurance coverage on their employees. The employer or trust is the BENEFICIARY. Sponsored arrangements are those instances where an employer, a financial institution or association allows us to sell insurance policies to its employees, depositors or members. The description of the Policy in this prospectus is fully applicable to your certificate and the word "Policy" includes any such certificate.

For information on how to contact AIG Life, please see page 5.

The Index of Special Words and Phrases on page 50 will define many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in BOLD the first time they appear in this prospectus.

This prospectus generally describes only the variable portions of the Policy. Please read this prospectus carefully and keep it for future reference.

The GUARANTEED ACCOUNT is part of our general account. You can use AIG Life's Variable Account II ("VARIABLE ACCOUNT") to invest in the Executive Advantage variable investment options. Currently, the Executive Advantage variable investment options each purchase shares of a corresponding Fund of:

..   AIG Retirement Company I ("AIG Retirement Co. I")

..   AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein
    VPS")

..   American Century Variable Portfolios, Inc. ("American Century VP")

..   BlackRock Variable Series Funds, Inc. ("BlackRock")

..   Credit Suisse Trust ("Credit Suisse Trust")

..   Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")

..   Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton
    VIP")

..   Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT")

..   J.P. Morgan Series Trust II ("JPMorgan")

..   Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

..   PIMCO Variable Insurance Trust ("PIMCO VIT")

..   The Universal Institutional Funds, Inc. ("UIF")

..   Vanguard(R) Variable Insurance Fund ("Vanguard VIF")

See "Variable Investment Options" on page 17 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding Funds. You should also read the prospectuses of the Funds underlying variable investment options that may interest you. You can request free copies from your AIG Life representative or from our ADMINISTRATIVE CENTER shown on page 5 of this prospectus.

BUYING THIS POLICY MIGHT NOT BE A GOOD WAY OF REPLACING YOUR EXISTING INSURANCE OR ADDING MORE INSURANCE IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY. YOU MAY WISH TO CONSULT WITH YOUR INSURANCE REPRESENTATIVE OR FINANCIAL ADVISER.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE POLICIES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, OR ON SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

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                               TABLE OF CONTENTS

POLICY BENEFITS/RISKS SUMMARY..............................................  6
POLICY BENEFITS............................................................  6
   DEATH BENEFIT...........................................................  6
       DEATH BENEFIT PROCEEDS..............................................  6
       DEATH BENEFIT OPTIONS...............................................  6
   FULL SURRENDERS, PARTIAL SURRENDERS, TRANSFERS, AND POLICY LOANS........  6
       FULL SURRENDERS.....................................................  6
       PARTIAL SURRENDERS..................................................  7
       TRANSFERS...........................................................  7
       LOANS...............................................................  7
   PREMIUMS................................................................  7
       FLEXIBILITY OF PREMIUMS.............................................  7
       FREE LOOK...........................................................  7
   THE POLICY..............................................................  7
       OWNERSHIP RIGHTS....................................................  7
       VARIABLE ACCOUNT....................................................  7
       GUARANTEED ACCOUNT..................................................  7
       ACCOUNT VALUE.......................................................  8
       PAYMENT OPTIONS.....................................................  8
       TAX BENEFITS........................................................  8
   SUPPLEMENTAL BENEFITS AND RIDERS........................................  8
POLICY RISKS...............................................................  8
   INVESTMENT RISK.........................................................  8
   RISK OF LAPSE...........................................................  9
   TAX RISKS...............................................................  9
   PARTIAL SURRENDER AND FULL SURRENDER RISKS..............................  9
   POLICY LOAN RISKS.......................................................  9
PORTFOLIO RISKS............................................................ 10
TABLES OF CHARGES.......................................................... 11
GENERAL INFORMATION........................................................ 14
   AIG LIFE INSURANCE COMPANY.............................................. 14
   THE VARIABLE ACCOUNT.................................................... 14
   GUARANTEE OF INSURANCE OBLIGATIONS...................................... 15
   ADDITIONAL INFORMATION.................................................. 15
   COMMUNICATION WITH AIG LIFE............................................. 15
       ADMINISTRATIVE CENTER............................................... 15
   APPLYING FOR A POLICY................................................... 16
       OUR AGE REQUIREMENT FOR THE INSURED................................. 16
       THE MINIMUM FACE AMOUNT............................................. 16
       WE REQUIRE A MINIMUM INITIAL PREMIUM................................ 16
       WHEN YOUR COVERAGE WILL BE EFFECTIVE................................ 16
       GENERAL............................................................. 16
   VARIABLE INVESTMENT OPTIONS............................................. 17
   GUARANTEED INVESTMENT OPTION............................................ 19
   GUARANTEED ACCOUNT VALUE................................................ 20
   VOTING PRIVILEGES....................................................... 20
   ILLUSTRATIONS........................................................... 21
POLICY FEATURES............................................................ 21

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
   DEATH BENEFITS.......................................................... 21
       YOUR FACE AMOUNT OF INSURANCE....................................... 21
       YOUR DEATH BENEFIT.................................................. 21
       LIFE INSURANCE PROCEEDS............................................. 22
       PAYMENT OF LIFE INSURANCE PROCEEDS.................................. 22
       AMOUNT OF LIFE INSURANCE PROCEEDS................................... 22
   TAX QUALIFICATION OPTIONS............................................... 22
   CHANGES IN DEATH BENEFIT OPTIONS........................................ 23
       HOW TO REQUEST A CHANGE............................................. 23
       TAX CONSEQUENCES OF CHANGES IN INSURANCE COVERAGE................... 23
   PREMIUM PAYMENTS........................................................ 23
       RESTRICTIONS ON PREMIUM............................................. 23
       MINIMUM INITIAL PREMIUM............................................. 24
       PLANNED PERIODIC PREMIUM............................................ 24
       ADDITIONAL PREMIUM.................................................. 24
       EFFECT OF PREMIUM PAYMENTS.......................................... 24
       GRACE PERIOD........................................................ 24
       PREMIUM ALLOCATIONS................................................. 25
       ALLOCATION RULES.................................................... 25
       CREDITING PREMIUM................................................... 25
       FUTURE PREMIUM PAYMENTS............................................. 25
   PREMIUM PAYMENTS AND TRANSFER REQUESTS IN GOOD ORDER.................... 26
   DETERMINING THE ACCOUNT VALUE........................................... 26
   ACCOUNT VALUE IN THE SUBACCOUNTS........................................ 27
       ACCUMULATION UNIT VALUES............................................ 27
       NET INVESTMENT FACTOR............................................... 27
       GUARANTEED ACCOUNT VALUE............................................ 27
       NET ACCOUNT VALUE................................................... 28
       CASH SURRENDER VALUE................................................ 28
       NET CASH SURRENDER VALUE............................................ 28
   TRANSFERS............................................................... 28
       MINIMUM AMOUNT OF TRANSFER.......................................... 28
       FORM OF TRANSFER REQUEST............................................ 28
       TRANSFERS FROM THE GUARANTEED ACCOUNT............................... 28
       DATE WE PROCESS YOUR TRANSFER REQUEST............................... 28
       NUMBER OF PERMITTED TRANSFERS/TRANSFER CHARGE....................... 28
   DOLLAR COST AVERAGING................................................... 29
       PROCESSING YOUR AUTOMATIC DOLLAR COST AVERAGING TRANSFERS........... 29
   MARKET TIMING........................................................... 29
   RESTRICTIONS INITIATED BY THE FUNDS AND INFORMATION SHARING OBLIGATIONS. 30
   CHANGING THE FACE AMOUNT OF INSURANCE................................... 31
       CHANGES IN FACE AMOUNT.............................................. 31
       INCREASES IN FACE AMOUNT............................................ 31
       DECREASES IN FACE AMOUNT............................................ 31
       CONSEQUENCES OF A CHANGE IN FACE AMOUNT............................. 31
   EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS....................... 32
       VALUATION DATES, TIMES, AND PERIODS................................. 32
       FUND PRICING........................................................ 32
       DATE OF RECEIPT..................................................... 32
       COMMENCEMENT OF INSURANCE COVERAGE.................................. 32

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
        ISSUE DATE; POLICY MONTHS AND YEARS................................ 32
        MONTHLY DEDUCTION DAYS............................................. 32
        COMMENCEMENT OF INVESTMENT PERFORMANCE............................. 32
        EFFECTIVE DATE OF OTHER PREMIUM PAYMENTS AND REQUESTS THAT YOU
          MAKE............................................................. 32
    REPORTS TO POLICY OWNERS............................................... 33
 POLICY TRANSACTIONS....................................................... 34
    WITHDRAWING POLICY INVESTMENTS......................................... 34
        FULL SURRENDER..................................................... 34
        PARTIAL SURRENDER.................................................. 34
        LOANS.............................................................. 34
        MAXIMUM LOAN AMOUNT................................................ 34
        INTEREST........................................................... 34
        LOAN ACCOUNT....................................................... 34
        EFFECT OF A LOAN................................................... 35
        OUTSTANDING LOAN................................................... 35
        LOAN REPAYMENT..................................................... 35
    MATURITY OF YOUR POLICY................................................ 35
    TAX CONSIDERATIONS..................................................... 35
 POLICY PAYMENTS........................................................... 36
    PAYMENT OPTIONS........................................................ 36
        CHANGE OF PAYMENT OPTION........................................... 36
        TAX IMPACT......................................................... 36
    THE BENEFICIARY........................................................ 36
    ASSIGNMENT OF A POLICY................................................. 36
    PAYMENT OF PROCEEDS.................................................... 36
        GENERAL............................................................ 36
        DELAY OF GUARANTEED ACCOUNT OPTION PROCEEDS........................ 36
        DELAY FOR CHECK CLEARANCE.......................................... 37
        DELAY OF VARIABLE ACCOUNT PROCEEDS................................. 37
        DELAY TO CHALLENGE COVERAGE........................................ 37
        DELAY REQUIRED UNDER APPLICABLE LAW................................ 37
 ADDITIONAL RIGHTS THAT WE HAVE............................................ 37
 CHARGES UNDER THE POLICY.................................................. 38
    DEDUCTIONS FROM PREMIUM................................................ 38
        MONTHLY DEDUCTION FROM ACCOUNT VALUE............................... 39
        ADMINISTRATIVE CHARGE.............................................. 39
        COST OF INSURANCE CHARGE........................................... 39
    NET AMOUNT AT RISK..................................................... 39
        RATE CLASSES FOR INSUREDS.......................................... 39
    LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS.... 40
    DEDUCTION FROM VARIABLE ACCOUNT ASSETS................................. 41
    DEDUCTIONS UPON POLICY TRANSACTIONS.................................... 41
        TRANSFER CHARGE.................................................... 41
        SURRENDER CHARGE................................................... 41
        SURRENDER CHARGE CALCULATION....................................... 41
        SURRENDER CHARGE BASED ON AN INCREASE OR DECREASE IN FACE
          AMOUNT........................................................... 42
        PARTIAL SURRENDER CHARGE........................................... 42
        PARTIAL SURRENDER CHARGE DUE TO DECREASE IN FACE AMOUNT............ 42
        PARTIAL SURRENDER ADMINISTRATIVE CHARGE............................ 42
        DISCOUNT PURCHASE PROGRAMS......................................... 43

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OTHER POLICY PROVISIONS.................................................... 43
   RIGHT TO EXCHANGE....................................................... 43
   MORE ABOUT POLICY CHARGES............................................... 43
       PURPOSE OF OUR CHARGES.............................................. 43
       GENERAL............................................................. 44
   ACCOUNT VALUE........................................................... 44
       YOUR ACCOUNT VALUE.................................................. 44
       YOUR INVESTMENT OPTIONS............................................. 44
       THE GUARANTEED ACCOUNT.............................................. 44
POLICY LAPSE AND REINSTATEMENT............................................. 45
   REINSTATEMENT........................................................... 45
FEDERAL INCOME TAX CONSIDERATIONS.......................................... 45
   TAX STATUS OF THE POLICY................................................ 45
   AIG LIFE................................................................ 46
   DIVERSIFICATION AND INVESTOR CONTROL.................................... 46
   TAX TREATMENT OF THE POLICY............................................. 46
   TAX TREATMENT OF POLICY BENEFITS IN GENERAL............................. 47
   PRE-DEATH DISTRIBUTION.................................................. 47
   POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS................. 47
   MODIFIED ENDOWMENT CONTRACTS............................................ 47
   INTEREST ON LOANS....................................................... 48
   POLICY EXCHANGES AND MODIFICATIONS...................................... 48
   WITHHOLDING............................................................. 48
   CONTRACTS ISSUED IN CONNECTION WITH TAX QUALIFIED PENSION PLANS......... 48
   POSSIBLE CHARGE FOR AIG LIFE'S TAXES.................................... 49
LEGAL PROCEEDINGS.......................................................... 49
FINANCIAL STATEMENTS....................................................... 49
INDEX OF SPECIAL WORDS AND PHRASES......................................... 50
APPENDIX A................................................................. 52

CONTACT INFORMATION: HERE IS HOW YOU CAN CONTACT US ABOUT THE AIG LIFE EXECUTIVE ADVANTAGE POLICIES:

         ADMINISTRATIVE CENTER:         HOME OFFICE:
         ----------------------         -----------------------------
         AIG Life Insurance Company     AIG Life Insurance Company
         One ALICO Plaza                One ALICO Plaza
         600 King Street, CLMK          600 King Street
         Wilmington, Delaware 19801     Wilmington, Delaware 19801
         1-302-594-2352                 1-302-594-2352

                         POLICY BENEFITS/RISKS SUMMARY

   This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

                                POLICY BENEFITS

   You may allocate your ACCOUNT VALUE among the 42 variable investment options available under the Policy, each of which invests in an underlying Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively, the "Funds"), and the Guaranteed Account, which credits a specified rate of interest. Your Account Value will vary based on the investment performance of the variable investment options you choose and interest credited in the Guaranteed Account.

DEATH BENEFIT

..   Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding Policy loans and any accrued loan interest) to the Beneficiary when the INSURED person dies. In your application to buy an Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "FACE AMOUNT" of insurance.

..   Death Benefit Options: You must choose one of the two Death Benefit Options when you apply for your Policy:

       .  Level Death Benefit Option or

       .  Increasing Death Benefit Option

    For the Level Death Benefit Option, the death benefit will be the greater of:

       .  Face Amount; or

       . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

    You should consider this Death Benefit Option if you want to minimize your cost of insurance.

    For the Increasing Death Benefit Option, the death benefit will be the greater of:

       .  Face Amount plus the Account Value; or

       . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

       You should consider this Death Benefit Option if you want your death benefit to increase with your Account Value.

    Federal tax law may require us to increase payment under any of the above Death Benefit Options. See "Tax Qualification Options" on page 22.

FULL SURRENDERS, PARTIAL SURRENDERS, TRANSFERS, AND POLICY LOANS

..   FULL SURRENDERS: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans and any accrued loan interest, and less any surrender charge that then applies. We call this amount your NET CASH SURRENDER VALUE. A surrender charge may apply. See "Surrender Charge" on page 41. You cannot reinstate a surrendered Policy. A full surrender may have adverse tax consequences.

..   PARTIAL SURRENDERS: We will not allow a partial surrender during the first
    Policy year or during the first 12 months following an increase in Face Amount. You may make two partial surrenders per year. A partial surrender must be at least $500 but may not exceed 90% of your Policy's Net Cash Surrender Value. We may deduct the applicable surrender charge on a partial surrender. Currently, we do not assess a processing charge for partial surrenders. A partial surrender may have adverse tax consequences.

..   TRANSFERS: Within certain limits, you may make transfers among the variable investment options and the Guaranteed Account. You may make up to twelve transfers of Account Value among the variable investment options in each Policy year without charge. We currently assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are special limits on transfers involving the Guaranteed Account.

..   LOANS: You may take a loan from your Policy at any time after the first
    Policy year. The maximum loan amount you may take is 90% of your Policy's Net Cash Surrender Value. We charge you interest daily on any OUTSTANDING LOAN at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest charged on loans and the amount we credit on the equivalent amount held in the LOAN ACCOUNT) of a loan is 2% per year. You may increase your risk of lapse if you take a loan. Loans may have adverse tax consequences.

PREMIUMS

..   FLEXIBILITY OF PREMIUMS: After you pay the initial premium, you can pay subsequent premiums at any time (prior to the Policy's maturity) and in any amount (but not less than $50). You can select a premium payment plan to pay planned periodic premiums annually. You are not required to pay premiums according to the plan. Under certain circumstances, we may limit the amount of a premium payment or reject a premium payment.

..   FREE LOOK: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund of the premiums paid.

       The free look period generally expires the later of:

    .  10 days after you receive the Policy, or

    .  45 days after you sign Part I of the application.

THE POLICY

..   OWNERSHIP RIGHTS: While the Insured person is living, you, as the OWNER of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.

..   VARIABLE ACCOUNT: You may direct the money in your Policy to any of the variable investment options of the Variable Account. Each variable investment option invests exclusively in one of the Mutual Funds listed in this prospectus.

..   GUARANTEED ACCOUNT: You may place amounts in the Guaranteed Account where it earns interest at the rate of 4% annually. We may declare higher rates of interest, but are not obligated to do so.

..   ACCOUNT VALUE: Account Value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders and loans).

..   PAYMENT OPTIONS: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. More detailed information concerning these payment options is available on request from our Administrative Center.

..   TAX BENEFITS: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance Policy is excludable from the gross income of the Beneficiary until there is a distribution. In addition, this means that under a qualifying life insurance Policy, cash value accumulates on a tax deferred basis and transfers of cash value among the available investment options under the Policy may be made tax free. Under a qualifying life insurance Policy that is not a modified endowment contract ("MEC"), the proceeds from Policy loans would not be taxed. If the Policy is not a MEC, distributions after the 15th Policy year generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

SUPPLEMENTAL BENEFITS AND RIDERS

   We offer no supplemental benefits or riders with this Policy.

                                 POLICY RISKS

INVESTMENT RISK

   The Policy is not suitable as a short-term investment. We designed the Policy to meet long-term financial goals. In the Policy's early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any CASH SURRENDER VALUE. Any applicable surrender charge may be large enough in the Policy's early years so that if you fully surrender your Policy you may receive no Cash Surrender Value. If you take multiple partial surrenders, your Account Value may not cover required charges and your Policy would lapse.

   If you invest your Account Value in one or more variable investment options, then you will be subject to the risk that the investment performance of the variable investment options will be unfavorable. You will also be subject to the risk that the Account Value will decrease because of the unfavorable performance and the resulting higher insurance charges. You could lose everything you invest. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force may be required to pay more premiums than originally planned. WE DO NOT GUARANTEE A MINIMUM ACCOUNT VALUE.

   If you allocate NET PREMIUMS to the Guaranteed Account, then we credit your Account Value (in the Guaranteed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

RISK OF LAPSE

   If your Net Cash Surrender Value is not enough to pay the charges deducted against Account Value each month, your Policy may enter a 61-day GRACE PERIOD. We will notify you that the Policy will lapse (terminate without value) at the end of the Grace Period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the Cash Surrender Value.

   If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value. We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. If the Insured dies during the Grace Period, we will still pay the LIFE INSURANCE PROCEEDS to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

TAX RISKS

   We anticipate that the Policy should generally qualify as a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax adviser about these consequences.

   Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2.

   You should consult a qualified tax adviser for assistance in all Policy-related tax matters. See "Federal Income Tax Considerations" on page 45.

PARTIAL SURRENDER AND FULL SURRENDER RISKS

   The surrender charge under the Policy applies for the first 14 Policy years (and for a maximum of the first 14 Policy years after any increase in the Policy's Face Amount) in the event you surrender the Policy or decrease the Face Amount. The surrender charge may be considerable. Any Outstanding Loan balance reduces the amount available to you upon a partial or full surrender. It is possible that you will receive no Net Cash Surrender Value if you surrender your Policy in the first few Policy years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Account Value in the near future. We designed the Policy to meet long-term financial goals.

   A partial surrender or full surrender may have adverse tax consequences.

POLICY LOAN RISKS

   A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the variable investment options and/or Guaranteed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Guaranteed Account.

   We reduce the amount we pay on the Insured person's death by the amount of any Policy loan and your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduce the Net Cash Surrender Value to zero.

   If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not previously been taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

                                PORTFOLIO RISKS

   A discussion of the risks of each Fund may be found in its prospectus. Please refer to the Funds' prospectuses for more information. You may request a copy of any or all of the Fund prospectuses by contacting us at the Administrative Center shown on page 5 of this prospectus.

   There is no assurance that any of the Funds will achieve its stated investment objective.

                               TABLES OF CHARGES

   The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy. No Policy Owner will be charged more than the amount we show under the "Maximum Guaranteed Charge" columns.

   AIG may also make available to policy owners other variable universal life insurance policies with different features and different charges. Please ask your AIG representative about our other policies.

   The first table describes the fees and expenses that are payable, at the time that you (1) buy a Policy, (2) surrender a Policy during the first 14 Policy years and the first 14 Policy years following an increase in the Policy's Face Amount, (3) change a Policy's Face Amount, or (4) transfer Account Value between investment options.

                               TRANSACTION FEES

                            WHEN CHARGE IS    MAXIMUM GUARANTEED
CHARGE                         DEDUCTED             CHARGE       CURRENT CHARGE
------                    ------------------  ------------------ --------------

STATUTORY PREMIUM TAX     Upon receipt of     3.5%/1/ of each    3.5%/1/ of
CHARGE                    each premium        premium payment    each
                          payment                                premium
                                                                 payment

DAC TAX CHARGE            Upon receipt of     1%                 0%
                          each premium
                          payment

PREMIUM EXPENSE CHARGE    Upon receipt of     9% of the amount   9% of the
                          each premium        of each premium    amount of
                          payment             payment            each
                                                                 premium
                                                                 payment

SURRENDER CHARGE

  Maximum Charge--for a   Upon a partial      $48 per $1,000 of  $0 per $1,000
  55 year old male,       surrender or a      Face Amount        of Face
  smoker with a Face      full surrender of                      Amount/2/
  Amount of $100,000      your Policy during
  for the first Policy    the first 14
  year/2/                 Policy years and
                          during the first
                          14 Policy years
                          following an
                          increase in the
                          Policy's Face
                          Amount

  Minimum Charge--for a   Upon a partial      $13 per $1,000 of  $0 per $1,000
  18 year old female,     surrender or a      Face Amount        of Face
  nonsmoker with a Face   full surrender of                      Amount/2/
  Amount of $100,000      your Policy during
  for the first Policy    the first 14
  year/2/                 Policy years and
                          during the first
                          14 Policy years
                          following an
                          increase in the
                          Policy's Face
                          Amount

  Example Charge--for a   Upon a partial      $26 per $1,000 of  $0 per $1,000
  45 year old male,       surrender or a      Face Amount        of Face
  nonsmoker with a Face   full surrender of                      Amount/2/
  Amount of $100,000      your Policy during
  for the first Policy    the first 14
  year/2/                 Policy years and
                          during the first
                          14 Policy years
                          following an
                          increase in the
                          Policy's Face
                          Amount
--------
/1/ Statutory premium tax rates vary by state. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.50%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes.

/2/ The Surrender Charge will vary based on the Insured person's sex, age, risk class, Policy year and Face Amount. The Surrender Charges shown in the table may not be typical of the charges you will pay. Page 3B of your Policy will indicate the guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown on page 5 of this prospectus.

                               TRANSACTION FEES

                             WHEN CHARGE IS     MAXIMUM GUARANTEED   CURRENT
 CHARGE                         DEDUCTED              CHARGE         CHARGE
 ------                    -------------------  ------------------ ------------
 PARTIAL SURRENDER         Upon a partial       The lesser of $25  $0
 PROCESSING FEE            surrender of your    or 2% of the
                           Policy               amount of the
                                                partial surrender

 TRANSFER FEE              Upon a transfer of   $25 for each       $25 for each
                           Account Value        transfer/1/        transfer/1/

 POLICY OWNER ADDITIONAL   Upon each request    $25                $0
 ILLUSTRATION CHARGE       for a Policy
                           illustration after
                           the first in a
                           Policy year

 FLAT MONTHLY CHARGE       Monthly, at the      $10                $7
                           beginning of each
                           Policy Month

 FIRST YEAR                Monthly, at the      $25                $0
 ADMINISTRATIVE CHARGE     beginning of each
                           Policy month during
                           the first Policy
                           year

 FACE AMOUNT INCREASE      Monthly, at the      $25                $0
 CHARGE                    beginning of each
                           Policy month for
                           the 12 months
                           immediately
                           following the
                           effective date of
                           the increase
--------
/1/  The first 12 transfers in a Policy year are free of charge.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

                               PERIODIC CHARGES
                      (OTHER THAN FUND FEES AND EXPENSES)


                          WHEN CHARGE IS     MAXIMUM GUARANTEED
CHARGE                       DEDUCTED              CHARGE          CURRENT CHARGE
------                  -------------------  -------------------  -----------------

COST OF INSURANCE
CHARGE/1/

  Maximum Charge--for   Monthly, at the      $4.74911 per $1,000  $2.3204 per
  the first Policy      beginning of each    of Net Amount at     $1,000 of Net
  year for a 70 year    Policy month         Risk/2/              Amount at Risk
  old male, smoker,
  guaranteed issue
  with a Face Amount
  of $100,000

  Minimum Charge--for   Monthly, at the      $0.08 per $1,000 of  $0.0171 per
  the first Policy      beginning of each    Net Amount at Risk   $1,000 of Net
  year for a 18 year    Policy month                              Amount at Risk
  old female,
  nonsmoker,
  medically
  underwritten, with
  a Face Amount of
  $100,000

  Example Charge--for   Monthly, at the      $0.28758 per $1,000  $0.0514 per
  the first Policy      beginning of each    of Net Amount at     $1,000 of Net
  year for a 45 year    Policy month         Risk                 Amount at Risk
  old male,
  nonsmoker,
  medically
  underwritten with a
  Face Amount of
  $100,000

MORTALITY AND EXPENSE
RISK CHARGE

Policy years 1-4/3/     Daily                annual effective     annual effective
                                             rate of 1.0% of      rate of 0.65% of
                                             Account Value        Account Value
                                             invested in the      invested in the
                                             Variable Account     Variable Account
                                             options              options

POLICY LOAN INTEREST    Annually (on your    8.0% of the          8.0% of the
CHARGE                  Policy anniversary)  Outstanding Loan     Outstanding Loan
                                             balance              balance

--------
/1/ The Cost of Insurance Charge will vary based on the Insured person's sex, age, rate class, Policy year, and the Face Amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 3C of your Policy will indicate the guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center. Also, before you purchase the Policy, we will provide you hypothetical illustrations of Policy values based upon the Insured person's age and rate class, the Death Benefit Option, Face Amount and planned periodic premiums. Please consult your insurance representative or contact AIG Life for information about your Cost of Insurance Charge.

/2/ The Net Amount at Risk is the difference between the current death benefit under your Policy divided by 1.0032737 and your Account Value under the Policy.

/3/ After the 4th Policy year, the maximum Mortality and Expense Charge will be as follows:

      Policy years 5-20   annual effective rate of 1.00% (guaranteed) and 0.20% (current)
      Policy years 21+.   annual effective rate of 1.00% (guaranteed) and 0.15% (current)

   The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2007. Current and future expenses for the Funds may be higher or lower than those shown.

                         ANNUAL FUND FEES AND EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM THE FUND ASSETS)


CHARGE                                                          MAXIMUM MINIMUM
------                                                          ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES FOR ALL OF THE FUNDS        2.28%   0.10%
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDE
MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES, AND OTHER
EXPENSES)/1/

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

   /1/ Currently 7 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2009. The impact of contractual reimbursements or fee waivers is as follows:

         CHARGE                                        MAXIMUM MINIMUM
         ------                                        ------- -------
         Total Annual Fund Operating Expenses for all   2.28%   0.10%
         of the Funds After Contractual Reimbursement or Fee Waiver

                              GENERAL INFORMATION

AIG LIFE INSURANCE COMPANY

   AIG Life Insurance Company ("AIG Life") is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. AIG Life's home office address is One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. AIG Life was incorporated in 1962. AIG Life is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG is a marketing name of AIG Life and its affiliates.

   AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

THE VARIABLE ACCOUNT

   We established the Variable Account as a separate investment account on June 5, 1986. It is used to support the Policy and other variable universal life insurance policies, and used for other permitted purposes. The Variable Account is registered with the SEC as a unit investment trust under the federal securities laws and qualifies as a "Variable Account" within the meaning of these laws.

   We own the assets in the Variable Account. The Variable Account is divided into subaccounts. The Variable Account may include other subaccounts which are not available under the Policy.

   The assets in the Variable Account may not be used to pay any liabilities of AIG Life other than those arising from the Policies, and AIG Life is obligated to pay all amounts due the Policy Owners under the Policies.

GUARANTEE OF INSURANCE OBLIGATIONS

   Certain insurance obligations under the Policies are guaranteed (the "Guarantee") by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AIG Life. Insurance obligations include, without limitation, Policy values invested in the Fixed Account, death benefits and Policy features that provide return of premium or protection against Policy lapse. The Guarantee does not guarantee Policy value or the investment performance of the variable investment options available under the Policies. The Guarantee provides that Policy Owners can enforce the Guarantee directly.

   As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee was terminated for prospectively issued Policies. The Guarantee will not cover any Policies with a date of issue later than the Point of Termination. The Guarantee will continue to cover Policies with a date of issue earlier than the Point of Termination until all insurance obligations under such Policies are satisfied in full.

   National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is an indirect wholly owned subsidiary of AIG and an affiliate of AIG Life.

ADDITIONAL INFORMATION

   We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page of this prospectus describes how you can obtain a copy of the SAI.

COMMUNICATION WITH AIG LIFE

   When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the Owner named in the Policy. Where a Policy has more than one Owner, each Owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

   Administrative Center. The Administrative Center provides service to all Policy Owners. For applicants, your AIG Life representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See AIG Life's addresses under "Contact Information" on page 5 of this prospectus.

APPLYING FOR A POLICY

   To purchase a Policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount and the Death Benefit Option. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

   OUR AGE REQUIREMENT FOR THE INSURED. You may apply for a Policy to cover a person who is at least 18 but no more than 70 years of age.

   THE MINIMUM FACE AMOUNT. The Face Amount must be at least $50,000, for each Insured.

   WE REQUIRE A MINIMUM INITIAL PREMIUM. We require that you pay a minimum initial premium before we will issue the Policy. You may pay the minimum initial premium when you submit the application or at a later date.

   We will not issue a Policy until we have accepted the application. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

WHEN YOUR COVERAGE WILL BE EFFECTIVE. Your Policy will become effective after:

    .  We accept your application;

    .  We receive an initial premium payment in an amount we determine; and

    .  We have completed our review of your application to our satisfaction.

   GENERAL. You should mail or express checks for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the Administrative Center.

   You must make the following requests in writing:

       .  transfer of Account Value;
       .  loan;
       .  full surrender;
       .  partial surrender;
       .  change of Beneficiary or contingent Beneficiary;
       .  change of allocation percentages for premium payments;
       .  change of allocation percentages for Policy deductions;
       .  loan repayments or loan interest payments;
       . change of Death Benefit Option or manner of death benefit payment; . change in Face Amount;
       . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds; and
       .  tax withholding elections.

   You should mail or express these requests to the Administrative Center address shown under "Contact Information" on page 5 of this prospectus. You should also communicate notice of the Insured person's death, and related documentation, to our Administrative Center address.

   We have special forms which should be used for loans, assignments, partial and full surrenders, changes of Owner or Beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AIG Life representative. Each communication must include your name, Policy number and, if you are not the Insured person, that person's name. We cannot process any requested action that does not include all required information.

VARIABLE INVESTMENT OPTIONS

   We divided the Variable Account into variable investment options, each of which invests in shares of a corresponding Fund. Currently, you may invest premium payments in variable investment options investing in the Funds listed in the following table. The name of each Fund describes its type (for example, money market fund, growth fund, equity fund, etc.) except for the Funds with a footnote 1 next to their names. For these Funds, whose name does not describe its type, we provide the information immediately following the table. The text of the footnotes follows the table. Fund sub-advisers are shown in parenthesis.

VARIABLE INVESTMENT OPTIONS                                            INVESTMENT ADVISER (SUB-ADVISER, IF APPLICABLE)
---------------------------                                            --------------------------------------------------------
AIG Retirement Co. I/1 /International Equities Fund                    VALIC* (AIG Global Investment Corp.)
AIG Retirement Co. I/1/ Mid Cap Index Fund                             VALIC* (AIG Global Investment Corp.)
AIG Retirement Co. I/1/ Small Cap Index Fund                           VALIC* (AIG Global Investment Corp.)
AllianceBernstein VPS Growth and Income Portfolio -- Class A           AllianceBernstein L.P.
AllianceBernstein VPS Growth Portfolio -- Class A                      AllianceBernstein L.P.
AllianceBernstein VPS Large Cap Growth Portfolio -- Class A            AllianceBernstein L.P.
AllianceBernstein VPS Small Cap Growth Portfolio -- Class A/2/         AllianceBernstein L.P.
American Century VP Income & Growth Fund                               American Century Investment Management, Inc.
American Century VP International Fund                                 American Century Global Investment Management, Inc.
BlackRock Basic Value V.I. Fund -- Class I Shares/3/                   BlackRock Advisors, LLC (BlackRock Investment
                                                                       Management, LLC)
BlackRock Fundamental Growth V.I. Fund -- Class I Shares/4/            BlackRock Advisors, LLC (BlackRock Investment
                                                                       Management, LLC)
BlackRock Government Income V.I. Fund -- Class I Shares                BlackRock Advisors, LLC (BlackRock Financial Management,
                                                                       Inc.)
BlackRock Value Opportunities V.I. Fund -- Class I Shares              BlackRock Advisors, LLC (BlackRock Investment
                                                                       Management, LLC)
Credit Suisse Trust Emerging Markets Portfolio                         Credit Suisse Asset Management, LLC
                                                                       (Credit Suisse Asset Management Limited (Australia))
                                                                       (Credit Suisse Asset Management Limited (U.K.))
Credit Suisse Trust Global Small Cap Portfolio                         Credit Suisse Asset Management, LLC
                                                                       (Credit Suisse Asset Management Limited (Australia))
                                                                       (Credit Suisse Asset Management Limited (Japan))
                                                                       (Credit Suisse Asset Management Limited (U.K.))
Credit Suisse Trust International Focus Portfolio                      Credit Suisse Asset Management, LLC
                                                                       (Credit Suisse Asset Management Limited (Australia))
                                                                       (Credit Suisse Asset Management Limited (U.K.))
Credit Suisse Trust Large Cap Value Portfolio                          Credit Suisse Asset Management, LLC
Credit Suisse Trust Mid-Cap Core Portfolio                             Credit Suisse Asset Management, LLC
Credit Suisse Trust Small Cap Core I Portfolio                         Credit Suisse Asset Management, LLC

VARIABLE INVESTMENT OPTIONS                                                INVESTMENT ADVISER (SUB-ADVISER, IF APPLICABLE)
---------------------------                                          -----------------------------------------------------------
Fidelity(R) VIP Balanced Portfolio -- Initial Class                  Fidelity Management & Research Company (FMR Co., Inc.)
                                                                     (Fidelity International Investment Advisors)
                                                                     (Fidelity International Investment Advisors (U.K.) Limited)
                                                                     (Fidelity Investments Japan Limited)
                                                                     (Fidelity Investments Money Management, Inc.)
                                                                     (Fidelity Management & Research (U.K.) Inc.)
                                                                     (Fidelity Research & Analysis Company)
Fidelity(R) VIP Contrafund(R) Portfolio -- Initial Class/5/          Fidelity Management & Research Company (FMR Co., Inc.)
                                                                     (Fidelity International Investment Advisors)
                                                                     (Fidelity International Investment Advisors (U.K.) Limited)
                                                                     (Fidelity Investments Japan Limited)
                                                                     (Fidelity Management & Research (U.K.) Inc.)
                                                                     (Fidelity Research & Analysis Company)
Fidelity(R) VIP Index 500 Portfolio -- Initial Class                 Fidelity Management & Research Company (FMR Co., Inc.)
                                                                     (Geode Capital Management, LLC)
Franklin Templeton VIP Franklin Money Market Fund-- Class 1          Franklin Advisers, Inc.
Franklin Templeton VIP Templeton Developing Markets Securities Fund  Templeton Asset Management Ltd.
-- Class 2
Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2  Templeton Investment Counsel, LLC
Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2   Templeton Global Advisors Limited
                                                                     (Templeton Asset Management Limited)
Goldman Sachs VIT Strategic International Equity Fund                Goldman Sachs Asset Management International
Goldman Sachs VIT Structured U.S. Equity Fund                        Goldman Sachs Asset Management, L.P.
JPMorgan Small Company Portfolio                                     J.P. Morgan Investment Management Inc.
Neuberger Berman AMT Partners Portfolio/6/                           Neuberger Berman Management Inc. (Neuberger Berman LLC)
PIMCO VIT High Yield Portfolio -- Administrative Class               Pacific Investment Management Company LLC
PIMCO VIT Long--Term U.S. Government Portfolio -- Administrative     Pacific Investment Management Company LLC
Class
PIMCO VIT Real Return Portfolio -- Administrative Class              Pacific Investment Management Company LLC
PIMCO VIT Short--Term Portfolio -- Administrative Class              Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio -- Administrative Class             Pacific Investment Management Company LLC
UIF Core Plus Fixed Income Portfolio -- Class I Shares               Morgan Stanley Investment Management Inc. d/b/a Van
                                                                     Kampen
UIF Emerging Markets Equity Portfolio -- Class I Shares              Morgan Stanley Investment Management Inc. d/b/a Van
                                                                     Kampen (Morgan Stanley Investment Management Company)
UIF High Yield Portfolio -- Class I Shares                           Morgan Stanley Investment Management Inc. d/b/a Van
                                                                     Kampen
UIF Mid Cap Growth Portfolio -- Class I Shares                       Morgan Stanley Investment Management Inc. d/b/a Van
                                                                     Kampen
UIF U.S. Mid Cap Value Portfolio -- Class I Shares                   Morgan Stanley Investment Management Inc. d/b/a Van
                                                                     Kampen
Vanguard** VIF Total Bond Market Index Portfolio                     The Vanguard Group, Inc.
Vanguard** VIF Total Stock Market Index Portfolio                    The Vanguard Group, Inc.

--------
/1/ Effective May 1, 2008, VALIC Company I is changing its name to AIG Retirement Company I.

/2/ The Fund type for AllianceBernstein VPS Small Cap Growth Portfolio--Class A is long-term growth of capital.

/3/ The Fund type for BlackRock Basic Value V.I. Fund -- Class I Shares is capital appreciation and income.

/4/ The Fund type for BlackRock Fundamental Growth V.I. Fund -- Class I Shares is long-term growth of capital.

/5/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio -- Initial Class is long-term capital appreciation.

/6/ The Fund type for Neuberger Berman AMT Partners Portfolio is growth of capital by investing in mid to large cap companies.

*    "VALIC" means The Variable Annuity Life Insurance Company.

**   "Vanguard" is a trademark of The Vanguard Group, Inc.

   From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

   YOU CAN LEARN MORE ABOUT THE FUNDS, THEIR INVESTMENT POLICIES, RISKS, EXPENSES AND ALL OTHER ASPECTS OF THEIR OPERATIONS BY READING THEIR PROSPECTUSES. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

   We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy Owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. If the expenses incurred are less than we anticipate, we may make a profit from some of these arrangements. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 38.

   We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

GUARANTEED INVESTMENT OPTION

   Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

   We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

   All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

   We will deduct any transfers, partial surrenders or any Policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

   If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

GUARANTEED ACCOUNT VALUE

On any VALUATION DATE, the Guaranteed Account portion of your Policy Account Value equals:

    .  the total of all Net Premium, allocated to the Guaranteed Account, plus

    .  any amounts transferred to the Guaranteed Account, plus

    . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

    .  the amount of any transfers from the Guaranteed Account, less

    . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

    . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

    .  the amount of the Loan Account.

   If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

VOTING PRIVILEGES

   We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your Account Value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

   We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Owners participating in that Fund through the Variable Account. Even if Policy Owners participating in that Fund choose not to provide voting instructions, we will vote the Fund's shares in the same proportions as the voting instructions which we actually receive. As a result, the instructions of a small number of Policy Owners could determine the outcome of matters subject to shareholder vote.

   If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Owner such materials, we will vote the shares as we determine in our sole discretion.

   In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy Owners. AIG Life reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

ILLUSTRATIONS

   We may provide you with illustrations for your Policy's death benefit, Account Value, and Net Cash Surrender Value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your Account Value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

   Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed Insured person's age and rate class and (2) your selection of a Death Benefit Option, Face Amount, planned periodic premiums and proposed investment options.

   After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a $25 fee for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year. We do not currently charge for additional personalized illustrations.


                                POLICY FEATURES

DEATH BENEFITS

   Your Face Amount of insurance. In your application to buy an Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

   Investment performance affects the amount of your Policy's Account Value. We deduct all charges from your Account Value. The amount of the monthly charges may differ from month to month. However, as long as all applicable charges are paid on a timely basis each month, the Face Amount of insurance payable under your Policy is unaffected by investment performance. See "Monthly Deduction From Account Value" on page 39.

   Your death benefit. You must choose one of the two Death Benefit Options at the time we issue your Policy.

    .  Level Death Benefit Option or

    .  Increasing Death Benefit Option.

   For the Level Death Benefit Option, the death benefit will be the greater of:

    .  Face Amount; or

    . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

   You should consider this Death Benefit Option if you want to minimize your cost of insurance.

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


For the Increasing Death Benefit Option, the death benefit will be the greater of:

    .  Face Amount plus the Account Value; or

    . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

   You should consider this Death Benefit Option if you want your death benefit to increase with your Account Value.

   Life Insurance Proceeds. During the Policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Center:

    .  satisfactory proof of the Insured's death; and

    .  the Policy.

   Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the information we require. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the Policy.

   We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

   Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will equal:

    . the amount of the death benefit determined according to the Death Benefit Option selected; minus

    .  the Outstanding Loan, if any, and accrued loan interest; minus

    .  any overdue monthly deductions if the Insured dies during a Grace Period.

TAX QUALIFICATION OPTIONS

   Section 7702 of the CODE provides alternative testing procedures for meeting the definition of life insurance. Each Policy must qualify under one of these two tests and you may select the test we use for ensuring your Policy meets the definition of life insurance.

   Under both tests under Section 7702, there is a minimum death benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and may be based on the ATTAINED AGE, sex and rate class of the Insured. A table of the applicable factors is located in the Policy.

The two tax qualification options are:

    .  Guideline Premium/Cash Value Corridor Test.

    .  Cash Value Accumulation Test.

   You must elect one of these tests when you apply for a Policy. After we issue your Policy, the choice may not be changed.

CHANGES IN DEATH BENEFIT OPTIONS

   If you have selected the Level Death Benefit Option you may change to the Increasing Death Benefit Option. You may also change from the Increasing Death Benefit Option to the Level Death Benefit Option.

   How to request a change. You may change your Death Benefit Option by providing your agent with a written request or by writing us at our Administrative Center. We may require that you submit satisfactory evidence of insurability to us.

   If you request a change from the Level Death Benefit Option to the Increasing Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

   If you request a change from the Increasing Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Life Insurance Proceeds remain the same on the date the change takes effect.

   Once approved, we will issue new Policy information pages and attach a copy of your application for change. We reserve the right to decline to make any changes that we determine would cause the Policy to fail to qualify as life insurance under our interpretation of the Code.

   The change will take effect on the next MONTHLY ANNIVERSARY that coincides with or next follows the date we approve your request.

   Tax consequences of changes in insurance coverage. Please read "Federal Income Tax Considerations" starting on page 45 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

PREMIUM PAYMENTS

   The Policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Center.

   Restrictions on Premium. We may not accept any premium payment:

    .  If it is less than $50;

    . If the premium would cause the Policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code, we will refund any portion of any premium that causes the Policy to fail. In addition, we will monitor the Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code; or

    . If the premium would increase the amount of our risk under your Policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

   Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex, and underwriting class of the proposed Insured and the desired Face Amount.

   Planned Periodic Premium. When you apply for a Policy, you select a plan for paying annual level premiums. We will establish a minimum amount that may be used as the planned periodic premium. We may recalculate this minimum amount if the Face Amount of the Policy is increased or decreased.

   You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely.

   At any time you can change the amount and frequency of the planned periodic premium by sending a written notice to our Administrative Center.

   Additional Premium. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code.

   Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your Policy from terminating.

   Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your Policy from lapsing. In addition, if you fail to pay any planned periodic premium, your Policy will not necessarily lapse.

   Your Policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

    . of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

    . of any combination of the following -- you have Outstanding Loans, you have taken partial surrenders, we have deducted Policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

   Grace Period. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the Policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value.

   We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that a Grace Period of 61 days has begun.

   The amount of premium required to prevent your Policy from terminating is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

   If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

   If your Policy lapses with an Outstanding Loan you may have taxable income.

   Premium Allocations. In the application, you specify the percentage of Net Premium to be allocated to each subaccount and Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market subaccount. On the first business day after the period expires, we will reallocate your Account Value based on the premium allocation percentages in your application.

   For all subsequent premiums, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Center. The change will apply to all premium received with or after your notice.

   Allocation Rules. Your allocation instructions must meet the following requirements:

    .  Each allocation percentage must be a whole number;

    .  Any allocation to a subaccount must be at least 5%; and

    .  the sum of your allocations must equal 100%.

   Crediting Premium. Your initial Net Premium will be credited to your Account Value as of the POLICY DATE. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Center. We will process premiums at the price next computed after receipt of premium. Premiums received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Premiums received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

   If any premium requires us to accept additional risk, we will allocate this amount to the Money Market subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the Policy, we will allocate it in accordance with your allocation percentages.

   Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

   The Policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

          . The returns earned by the subaccounts you select.

          . Interest credited on amounts allocated to the Guaranteed Account.

   We will determine your Policy benefits based upon your Account Value. If your Account Value is insufficient, your Policy may terminate. If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction, the Policy will be in default and a Grace Period will begin.

PREMIUM PAYMENTS AND TRANSFER REQUESTS IN GOOD ORDER

   We will accept the Policy Owner's instructions to allocate premium payments to investment options, to make redemptions (including loans) or to transfer values among the Policy Owner's investment options, contingent upon the Policy Owner's providing us with instructions in good order. This means that the Policy Owner's request must be accompanied by sufficient detail to enable us to allocate, redeem or transfer assets properly.

   When we receive a premium payment in good order, it will be treated as described under "Effective date of other premium payments and requests that you make" on page 32 of this prospectus. If we receive an instruction that is not in good order, the requested action will not be completed, and any premium payments that cannot be allocated will be held in a non-interest bearing account until we receive all necessary information.

   We will attempt to obtain Policy Owner guidance on requests not received in good order for up to five business days following receipt. For instance, one of our representatives may telephone the Policy Owner to determine the intent of a request. If a Policy Owner's request is still not in good order after five business days, we will cancel the request, and return any unallocated premiums to the Policy Owner along with the date the request was canceled.

DETERMINING THE ACCOUNT VALUE

   On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the ISSUE DATE are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

   On each Valuation Date thereafter, your Account Value is equal to:

    .  Your Account Value held in the subaccounts; and

    .  Your Account Value held in the Guaranteed Account.

   Your Account Value will reflect:

    .  the premiums you pay; and,

    .  the returns earned by the subaccounts you select; and,

    .  the interest credited on amounts allocated to the Guaranteed Account;
       and,

    .  any loans or partial surrender; and,

    .  the Policy expenses we deduct.

ACCOUNT VALUE IN THE SUBACCOUNTS

   We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your Policy. When you allocate premiums or transfer part of your Account Value to a subaccount, we credit your Policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

   The number of subaccount accumulation units we credit to your Policy will:

    . increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

    . decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charges, is taken from the subaccount.

   Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior VALUATION PERIOD multiplied by the Net Investment Factor for the current Valuation Period.

   Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and may include the deduction of the daily mortality and expense risk charge.

   Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

    .  the total of all Net Premium, allocated to the Guaranteed Account, plus

    .  any amounts transferred to the Guaranteed Account, plus

    . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

    .  the amount of any transfers from the Guaranteed Account, less

    . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

    . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

    .  the amount of the Loan Account.

   If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

   Net Account Value. The net Account Value on a Valuation Date is the Account Value less Outstanding Loans on that date.

   Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Account Value reduced by any surrender charge that would be assessed if you surrendered the Policy on that date.

   Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your Policy and is equal to:

    .  the Cash Surrender Value, less

    .  the Outstanding Loan on that date.

TRANSFERS

   You may transfer Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the dollar cost averaging program, must satisfy the following requirements:

    . Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

    . Form of transfer request -- You must make a written request unless you have established prior authorization to make transfers by other means we make available;

    . Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy year is equal to 25% of your Account Value in the Guaranteed Account (not including the Loan Account) as of the date the transfer takes effect.

   Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Center. We process transfers at the price next computed after we receive your transfer request. Transfer requests received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Transfer requests received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

   Number of Permitted Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. However, for each transfer in excess of 12 during a Policy year, we will charge you $25 for each additional transfer. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy year. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in any Policy year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy year.

DOLLAR COST AVERAGING

   Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

   If you choose this program, we will make automatic monthly transfers of your Account Value from the Money Market subaccount into other subaccounts for a specified dollar amount or a specified number of months (not exceeding twenty-four months). Unless you tell us otherwise, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount. You must have $2,000 in the Money Market subaccount to elect dollar cost averaging. We will apply any additional premium payments you make after electing this program to the Money Market subaccount for purposes of dollar cost averaging your investment. You may maintain only one dollar cost averaging instruction with us at a time.

   There is currently no charge for this program. Transfers in connection with dollar cost averaging will not count against your free transfers in a Policy year. We reserve the right to suspend or modify this program at any time.

   Processing your automatic dollar cost averaging transfers. We will begin to process your automatic transfers:

    . On the first Monthly Anniversary following the end of the period to examine and cancel if you request dollar cost averaging when you apply for your Policy.

    . On the second Monthly Anniversary following receipt of your request at our Administrative Center if you elect the program after you apply for the Policy.

   We will stop processing automatic transfers if:

    .  The funds in the Money Market subaccount have been depleted;

    . We receive your written request at our Administrative Center to cancel future transfers;

    .  We receive notification of death of the Insured; or

    .  Your Policy goes into the Grace Period.

   Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.

MARKET TIMING

   The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

    . dilution in the value of Fund shares underlying investment options of other Policy Owners;

    .  interference with the efficient management of the Fund's portfolio; and

    .  increased administrative costs.

   We have policies and procedures affecting your ability to make exchanges within your Policy. We use the term "exchange" to mean two things in this discussion about market timing. An exchange can be your allocation of all or a portion of a new premium payment to an investment option. An exchange can also be a transfer of your accumulation value in one investment option (all or a portion of the value) to another investment option. We are not referring to the exchange of one life insurance policy for another policy or contract.

   We are required to monitor the Policies to determine if a Policy Owner requests:

    . an exchange out of a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange into that same variable investment option; or

    . an exchange into a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

    . an exchange out of a variable investment option, other than the money market investment option, followed by an exchange into that same variable investment option, more than twice in any one calendar quarter; or

    . an exchange into a variable investment option, other than the money market investment option, followed by an exchange out of that same variable investment option, more than twice in any one calendar quarter.

   If any of the above transactions occurs, we will suspend such Policy Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with notice to prevent market timing efforts that could be harmful to other Policy Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Policy Owner's first violation of this policy will result in the suspension of Policy transfer privileges for ninety days. A Policy Owner's subsequent violations of this policy will result in the suspension of Policy transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

   The procedures above will be followed in all circumstances and we will treat all Policy Owners the same.

   In addition, Policy Owners incur a $25 charge for each transfer in excess of 12 each Policy year.

RESTRICTIONS INITIATED BY THE FUNDS AND INFORMATION SHARING OBLIGATIONS

   The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Policy Owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Policy Owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Policy is unaffected by the Fund's policies and procedures.

   Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

   In order to prevent market timing, the Funds have the right to request information regarding Policy Owner transaction activity. If a Fund requests, we will provide mutually agreed upon information regarding Policy Owner transactions in the Fund.

CHANGING THE FACE AMOUNT OF INSURANCE

   Changes in Face Amount. At any time after the first Policy anniversary while your Policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your Policy to fail to qualify as life insurance under the Code.

   Increases in Face Amount. Any request for an increase:

    .  Must be for at least $10,000;

    . May not be requested in the same Policy year as another request for an increase; and

    .  May not be requested after the Insured is Attained Age 65.

   A written application must be submitted to our Administrative Center along with satisfactory evidence of insurability. You must return the Policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount. Increasing the Face Amount may increase the amount of premium you would need to pay to avoid a lapse of your Policy.

   Decreases in Face Amount. Any request for a decrease:

    .  Must be at least $5,000;

    . Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a Policy; and

    . During the first five Policy years, the Face Amount may not be decreased by more than 10% of the initial Face Amount. If the Face Amount is decreased during the first 14 Policy years or within 14 Policy years of an increase in Face Amount, a surrender charge may be applicable.

   Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the Policy as a modified endowment contract.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

   Valuation dates, times, and periods. We compute values under a Policy on each day that the New York Stock Exchange ("NYSE") is open for business. We call each such day a "valuation date" or a "business day."

   We compute Policy values as of the time the NYSE closes on each Valuation Date, which usually is 4:00 p.m. Eastern time. We call this our "close of business." We call the time from the close of business on one Valuation Date to the close of business of the next Valuation Date a "Valuation Period." We are closed only on those holidays the NYSE is closed.

   Fund Pricing. Each Fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

   Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in good order at any of the addresses shown on page 5 of this prospectus. If we receive it after the close of business on any Valuation Date, however, we consider that we have received it on the day following that Valuation Date. Any premium payments we receive after our close of business are held in our general account until the next business day.

   Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the Insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the Owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the Insured person's health or risk of death.

   Issue Date; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Issue Date." Policy months and years are measured from the Issue Date. To preserve a younger age at issue for the Insured person, we may assign an Issue Date to a Policy that is up to 6 months earlier than otherwise would apply.

   Monthly deduction days. Each charge that we deduct monthly is assessed against your Account Value at the close of business on the Issue Date and at the end of each subsequent Valuation Period that includes the first day of a Policy month. We call these "monthly deduction days."

   Commencement of investment performance. We begin to credit an investment return to the Account Value resulting from your initial premium payment on the later of (a) the Issue Date, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the Account Value resulting from your initial premium payment until the date stated in (b) above.

   Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the Valuation Period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

    . Increases you request in the Face Amount of insurance, reinstatements of a Policy that has lapsed, and changes in Death Benefit Option take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

    . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum Net Amount at Risk;

    . If you exercise the right to return your Policy described on page 7 of this prospectus, your coverage will end when you deliver it to your AIG Life representative, or if you mailed it to us, the day it is postmarked; and

    . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the
       Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

REPORTS TO POLICY OWNERS

   You will receive a confirmation within seven days of the transaction of:

    .  the receipt of any premium;

    .  any change of allocation of premiums;

    .  any transfer between subaccounts;

    .  any loan, interest repayment, or loan repayment;

    .  any partial surrender;

    . any return of premium necessary to comply with applicable maximum receipt of any premium payment;

    .  any exercise of your right to cancel;

    .  an exchange of the Policy;

    .  full surrender of the Policy.

   Within 30 days after each Policy anniversary we will send you an annual statement. The statement will show the Life Insurance Proceeds currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premiums paid, all charges deducted during the Policy year, and all transactions. We will also send to you annual and semi-annual reports of the Variable Account.

                              POLICY TRANSACTIONS

   The transactions we describe below may have different effects on the Account Value, death benefit, Face Amount or cost of insurance. You should consider the net effects before requesting a Policy transaction. See "Policy Features," on page 21. Certain transactions also entail charges. For information regarding other charges, see "Charges Under the Policy" on page 38.

WITHDRAWING POLICY INVESTMENTS

   Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "Net Cash Surrender Value." Because of the surrender charge, it is unlikely that an Executive Advantage Policy will have any Net Cash Surrender Value during at least the first year. A full surrender may have adverse tax consequences.

   Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's Net Cash Surrender Value. A partial surrender must be at least $500. We will automatically reduce your Policy's Account Value by the amount of your withdrawal and any related charge. A partial surrender may have adverse tax consequences.

   You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of Account Value you then have in each investment option.

   There is a maximum partial surrender processing fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $0.

   Loans. You may request a loan against your Policy at any time after the first Policy year while the Policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take. If we issued the Policy under a corporate owned arrangement, unless we agree otherwise, a loan will be applied pro rata over all Insureds under the Policy.

   You must submit a written request for a loan to the Administrative Center. Loans will be processed as of the date we receive the request at our Administrative Center. Loan proceeds generally will be sent to you within seven days.

   Maximum Loan Amount. After the first Policy year the maximum loan amount is 90% of your Net Cash Surrender Value.

   Interest. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

   Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

   When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

   Effect of a Loan. A loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

   In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

   If the Life Insurance Proceeds become payable while a loan is outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

   If the Outstanding Loan exceeds the Cash Surrender Value on any Monthly Anniversary, the Policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

   Outstanding Loan. The Outstanding Loan on a Valuation Date equals:

    . All loans that have not been repaid (including past due unpaid interest added to the loan), plus

    .  accrued interest not yet due.

   Loan Repayment. You may repay all or part of your Outstanding Loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to our Administrative Center and will be credited as of the date received.

MATURITY OF YOUR POLICY

   If the Insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the Net Cash Surrender Value of the Policy, and the Policy will end.

TAX CONSIDERATIONS

   Please refer to "Federal Income Tax Considerations" on page 45 for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.

                                POLICY PAYMENTS

PAYMENT OPTIONS

   The Policy offers a wide variety of optional ways of receiving proceeds payable under the Policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this Policy can explain these options upon request.

   Change of payment option. You may give us written instructions to change any payment option previously elected at any time while the Policy is in force and before the start date of the payment option.

   Tax impact. If a payment option is chosen, the Policy Owner or the Beneficiary may have tax consequences. The Policy Owner or the Beneficiary should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

THE BENEFICIARY

   You name your Beneficiary when you apply for a Policy. The Beneficiary is entitled to the insurance benefits of the Policy. You may change the Beneficiary during the lifetime of the Insured person unless your previous designation of Beneficiary provides otherwise. In this case the previous Beneficiary must give us permission to change the Beneficiary and then we will accept your instructions. A new Beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no Beneficiary is living when the Insured person dies, we will pay the insurance proceeds to the Owner or the Owner's estate.

ASSIGNMENT OF A POLICY

   You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the Beneficiary, you should consult a qualified tax adviser before making an assignment.

PAYMENT OF PROCEEDS

   General. We will pay any death benefit, maturity benefit, Net Cash Surrender Value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the Insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

   Delay of Guaranteed Account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our Guaranteed Account option for up to six months. We will allow interest, at a rate of at least 4% a year, on any Net Cash Surrender Value payment derived from Our Guaranteed Account that We defer for 10 days or more after We receive a request for it.

   Delay for check clearance. We reserve the right to defer payment of that portion of your Account Value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

   Delay of Variable Account proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your Account Value that is allocated to the Variable Account, if:

    .  the NYSE is closed other than weekend and holiday closings;

    .  trading on the NYSE is restricted;

    . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of securities or determination of the Account Value is not reasonably practicable; or

    .  the SEC by order so permits for the protection of investors.

   Transfers and allocations of Account Value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Variable Account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

   Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

    . We cannot challenge the Policy after it has been in effect, during the Insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

    . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured person's lifetime.

   Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                        ADDITIONAL RIGHTS THAT WE HAVE

   We have the right at any time to:

    . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Account Value for that option to below $500;

    . transfer the entire balance in proportion to any other investment options you then are using, if the Account Value in an investment option is below $500 for any other reason;

    . replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

    . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

    . operate Variable Account under the direction of a committee or discharge such a committee at any time;

    . operate Variable Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Variable Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

    . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any Net Cash Surrender Value, death benefit, Account Value, or other accrued rights or benefits.

   We also have the right to make some variations in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

   You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy Owner approval, SEC and regulatory approvals.

                           CHARGES UNDER THE POLICY

   Periodically, we will deduct expenses related to your Policy. We will deduct these:

    .  from premium, Account Value and from subaccount assets; and

    .  upon certain transactions.

   The amount of these expenses are described in your Policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

DEDUCTIONS FROM PREMIUM

   We may deduct a sales charge from each premium to cover costs associated with the issuance of the Policy as well as administrative services we perform. This charge will never exceed 9% of the premium.

   The sales charge partially compensates us for the expense of selling and distributing the Policy, printing prospectuses, preparing sales literature and paying for other promotional activities. Some of these expenses or other administrative expenses may be assumed by an employer or group sponsor under some employer-owned, trust-owned, or sponsored arrangements. If so, in our sole discretion, we may offer the Policy with no sales charge or a reduced sales charge.

   We may deduct a charge for taxes as an explicit percentage of premium based upon state and local tax rates within the Insured's state of residence. We may also deduct a charge for federal deferred acquisition cost ("DAC") taxes as an explicit percentage of premium at a rate not to exceed 1% of premium.

   In place of the lump sum deductions described above for sales charges and taxes, we may offer optional methods of payment at the time you apply for a Policy.

   Monthly Deduction From Account Value. On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

   We will deduct charges on each Monthly Anniversary for:

    .  The administration of your Policy.

    .  The cost of insurance for your Policy.

    .  The cost associated with mortality and expense risks.

   Administrative Charge. This charge compensates us for administrative expenses associated with the Policy. These expenses relate to premium billing and collection, record keeping, processing claims, loans, Policy changes, reporting and overhead costs, processing applications, establishing Policy records, and sending regulatory mailings and responding to Policy owners' requests. This charge will be no more than $10 per month for all Policy years. We may reduce this charge. The current charge is $7.00 per month. There may be an additional monthly administrative charge during the first Policy year and the 12 months after an increase in Face Amount per Insured. This additional charge will not exceed $25 a month per Insured.

   Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from Policy to Policy and from month to month. For any Policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the Net Amount at Risk under the Policy on that Monthly Anniversary.

NET AMOUNT AT RISK

   The Net Amount at Risk is calculated as (a) minus (b) where:

    a. is the current death benefit at the beginning of the Policy month divided by 1.0032737; and

    b. is the current total Account Value.

   However, if the death benefit is a percentage of the Account Value of the Policy, then the Net Amount at Risk is the death benefit minus the amount in the Account Value of the Policy at that time.

   Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

    .  nonsmoker;

    .  smoker;

    .  substandard for those involving a higher mortality risk

    .  Unismoke/Unisex

   At our discretion we may offer this Policy on a guaranteed issue basis.

   We place the Insured in a rate class when we issue the Policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

   If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

   In order to maintain the Policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Account Value will cause an automatic increase in the Life Insurance Proceeds. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

   The guaranteed cost of insurance charges at any given time for a substandard Policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the Policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge.

   Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

   Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS

   Mortality tables for the Policy generally distinguish between males and females. Thus, premiums and benefits under the Policy covering males and females of the same age will generally differ.

   We do, however, also offer the Policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisers to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the Policy with unisex mortality tables to such prospective purchasers.

DEDUCTION FROM VARIABLE ACCOUNT ASSETS

   Mortality and Expense Risk Charge. We deduct a mortality and expense risk fee from your Account Value in the subaccounts for assuming certain mortality and expense risks under the Policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The current charge is at an annual effective rate of 0.65% of net assets for Policy years one through four, 0.20% for years five through twenty, and 0.15% thereafter. The guaranteed charge is at an annual effective rate of 1.00% of Variable Account assets. Although, we may increase or decrease the charge at our sole discretion, it is guaranteed not to exceed an annual effective rate of 1.00% of your Account Value in the subaccounts for the duration of your Policy.

   The mortality risk we assume is that the Insured under a Policy may die sooner than anticipated, and therefore we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against all policies. AIG Life receives this charge to pay for these mortality and expense risks.

DEDUCTIONS UPON POLICY TRANSACTIONS

   Transfer Charge. We will charge a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy year. If the charge is imposed, we will deduct it from the amount requested to be transferred before allocation to the new subaccount(s) and shown in the confirmation of the transaction. AIG Life receives this charge to help pay for the expense of making the requested transfer.

   Surrender Charge. If the Policy is surrendered or there is a decrease in Face Amount during the first 14 Policy years, we may deduct a surrender charge based on the initial Face Amount. If a Policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.
AIG Life receives this charge to help recover sales expenses.

   Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of (1) times (2) times (3) where:

    1. is equal to the Face Amount divided by $1,000;

    2. is equal to a surrender charge factor per $1,000 based on the Insured's age, sex and underwriting class; and

    3. is a factor based on the Policy year when the surrender occurs as described in the following table:

                              POLICY YEAR         FACTOR
                              -----------         ------
                                   1               100%
                                   2               100%
                                   3               100%
                                   4               100%
                                   5               100%
                                   6                90%
                                   7                80%
                                   8                70%
                                   9                60%
                                   10               50%
                                   11               40%
                                   12               30%
                                   13               20%
                                   14               10%
                                   15+               0%

   A table of the maximum initial surrender charge factors per $1,000 of Face Amount is shown in Appendix A. We reserve the right to charge less than the maximum amount, no amount at all, or even a negative amount which would have the effect of increasing the Policy's Cash Surrender Value.

   Surrender Charge Based On An Increase Or Decrease In Face Amount. An increase in Face Amount of the Policy may result in an additional surrender charge during the 14 Policy years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If the Face Amount of the Policy is reduced before the end of the 14th Policy year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the Policy. They will then be applied to prior increases in Face Amount of the Policy in the reverse order in which such increases took place, and then to the initial Face Amount of the Policy.

   Partial Surrender Charge. We may deduct a partial surrender charge:

    .  upon a partial surrender; and

    .  if you decrease your Policy's Face Amount.

   We deduct the partial surrender charge from the subaccounts or the Guaranteed Account in the same proportion as we deduct the amounts for your partial surrender.

   Partial Surrender Charge Due to Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the Policy prior to the decrease).

   Partial Surrender Administrative Charge. We reserve the right to deduct an administrative charge upon a partial surrender of up to $25 or 2% of amount surrendered, whichever is less in order to help pay for the expense of making a partial surrender. The current charge is $0.

   Discount Purchase Programs. The amount of the surrender charge and other charges under the Policy may be reduced or eliminated when sales of the Policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the Policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the Policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

                            OTHER POLICY PROVISIONS

RIGHT TO EXCHANGE

   You may exchange this Policy to a flexible premium fixed benefit life insurance Policy on the life of the Insured without evidence of insurability. This exchange may be made:

    .  within 24 months after the Issue Date while the Policy is in force; or

    .  within 24 months of any increase in Face Amount of the Policy; or

    . within 60 days of the effective date of a material change in the investment Policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

   When an exchange is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, Issue Date and issue age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

MORE ABOUT POLICY CHARGES

   Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

    . mortality risks (such as the risk that Insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

    . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

    . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable universal life insurance policies); and

    . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

   The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the Insured person dies.

   General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Policies issued in the future.

   Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

   AIG may also make available to policy owners other variable universal life insurance policies with different features and different charges. Please ask your AIG representative about our other policies.

ACCOUNT VALUE

   Your Account Value. From each premium payment you make, we deduct the charges that we describe on page 38 under "Deductions from Premium." We invest the rest in one or more of the available investment options listed on page 17 of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "Account Value."

   Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges beginning on page 38 under "Charges Under the Policy."

   You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AIG Life representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown under "Contact Information" on page 5 of this prospectus).

   The Guaranteed Account. The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by Variable Accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

   We have not registered interests in the Guaranteed Account under the Securities Act of 1933 or as an investment company under the Investment Company Act of 1940.

   The staff of the SEC has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

                        POLICY LAPSE AND REINSTATEMENT

REINSTATEMENT

   If the Policy has ended without value, you may reinstate Policy benefits while the Insured is alive if you:

    . Request reinstatement of Policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

    .  Provide evidence of insurability satisfactory to us;

    . Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
       (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

    .  Repay or reinstate any loan which existed on the date the Policy ended.

   The effective date of the reinstatement of Policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the Policy lapsed.

   We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Account Value as of the effective date of reinstatement. No other charges will accrue for this period.

                       FEDERAL INCOME TAX CONSIDERATIONS

   The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Policy based on your individual factual situation.

TAX STATUS OF THE POLICY

   A Policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the Policy meets the definition of a life insurance contract under Section 7702 of the Code at issue. You bear the risk that the Policy may not meet the definition of a life insurance contract. You should consult your own tax adviser to discuss these risks.

AIG LIFE

   We are taxed as a life insurance company under the Code. For federal tax purposes, the Variable Account and its operations are considered to be part of our operations and are not taxed separately.

DIVERSIFICATION AND INVESTOR CONTROL

   The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the Policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your Policy. You would have taxable income even though you have not received any payments under the Policy.

   Although we do not have direct control over the investments or activities of the portfolios in which the subaccount invests, we intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

   A variable universal life insurance Policy could fail to be treated as a life insurance contract for tax purposes if the Owner of the Policy has such control over the investments underlying the Policy (e.g., by being able to transfer values among many portfolios with only limited restrictions) so as to be considered the Owner of the underlying investments. There is some uncertainty on this point because only limited guidance has been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the Policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

TAX TREATMENT OF THE POLICY

   Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how
Section 7702 is to be applied is quite limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, that Policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

   With respect to a Policy issued on the basis of a standard rate class, we believe that such a Policy should meet the Section 7702 definition of a life insurance contract.

   With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a Policy would satisfy Section 7702, particularly if you pay the full amount of premiums permitted under the Policy.

   If subsequent guidance issued under Section 7702 leads us to conclude that a Policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the Policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict Policy transactions if we determine such action to be necessary to qualify the Policy as a life insurance contract under Section 7702.

TAX TREATMENT OF POLICY BENEFITS IN GENERAL

   This discussion assumes that each Policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the Policy should generally be excluded from the taxable gross income of the Beneficiary. In addition, the increases in a Policy's Account Value should not be taxed until there has been a distribution from the Policy such as a surrender, partial surrender or lapse with loan.

PRE-DEATH DISTRIBUTION

   The tax treatment of any distribution you receive before the Insured's death depends on whether the Policy is classified as a modified endowment contract.

POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

    . If you surrender the Policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Net Cash Surrender Value used to repay Policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

    . Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

    . Loans you take against the Policy are ordinarily treated as debt and are not considered distributions subject to tax.

MODIFIED ENDOWMENT CONTRACTS

    . The rules change if the Policy is classified as a modified endowment contract ("MEC"). The Policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made. An increase in the Face Amount of insurance may also cause the Policy to be classified as a MEC. The rules on whether a Policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC. We will monitor your Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a MEC.

    . If the Policy is classified as a MEC, then amounts you receive under the Policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the Policy, increased by the amount of any loans previously included in income, and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Policy became a MEC.

    . Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

    . All MECs issued by us to you during the same calendar year are treated as a single Policy for purposes of applying these rules.

INTEREST ON LOANS

   Except in special circumstances, interest paid on a loan under a Policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

POLICY EXCHANGES AND MODIFICATIONS

   Depending on the circumstances, the exchange of a Policy, a change in the Death Benefit Option, a loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have adverse federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds will depend on the circumstances of each Owner or Beneficiary.

WITHHOLDING

   We are required to withhold federal income taxes on the taxable portion of any amounts received under the Policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

   You are liable for payment of federal income taxes on the taxable portion of any amounts received under the Policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

CONTRACTS ISSUED IN CONNECTION WITH TAX QUALIFIED PENSION PLANS

   Prior to purchase of a Policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

POSSIBLE CHARGE FOR AIG LIFE'S TAXES

   At the present time, we do not deduct any charges for any federal, state, or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the Policy.

                               LEGAL PROCEEDINGS

   AIG Life is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life's results of operations, cash flows and financial position.

                             FINANCIAL STATEMENTS

   The Financial Statements of AIG Life, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, CLMK, Wilmington,
Delaware, 19801 or call us at 1-302-594-2352. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

                      INDEX OF SPECIAL WORDS AND PHRASES

We have capitalized some special terms we use in this document. We have defined these terms here.

Account Value. The total amount in the Variable Account and Guaranteed Account attributable to your Policy.

Administrative Center. One ALICO Plaza, 600 King Street, CLMK, Wilmington, Delaware 19801.

Attained Age. The Insured's age as of the Policy Date plus the number of completed Policy years since the Policy Date.

Beneficiary. The person(s) who is entitled to the Life Insurance Proceeds under the Policy.

Cash Surrender Value. Account Value less any applicable surrender charge that would be deducted upon surrender.

Code. The Internal Revenue Code of 1986, as amended.

Face Amount. The amount of insurance specified by the Owner and the base for calculating the death benefit.

Grace Period. The period of time beginning on a Monthly Anniversary during which the Policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Variable Account and any of our other separate investment accounts.

Insured. A person whose life is covered under the Policy. At the time of application, the Insured must be 70 years of age or younger, unless we agree otherwise.

Issue Date. The date the Policy is actually issued. It may be later than the Policy Date.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Insured dies while coverage under the Policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the Monthly Anniversary is the 29th, 30th, or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

Net Cash Surrender Value. The Cash Surrender Value less any Outstanding Loan.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Outstanding Loan. The total amount of Policy loans, including both principal and accrued interest.

Owner. The person who purchased the Policy as shown in the application, unless later changed.

Policy Date. The date as of which we have received the initial premium and an application in good order. If a Policy is issued, life insurance coverage is effective as of the Policy Date.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

Variable Account. Variable Account II, a separate investment account of ours.

                                  APPENDIX A

                       MAXIMUM INITIAL SURRENDER CHARGE
                  PER $1,000 OF INITIAL SPECIFIED FACE AMOUNT


                                                                   SURRENDER
         ISSUE AGE               SEX             SMOKER STATUS      CHARGE
         ---------       -------------------     -------------     ---------
            25                  Male               Nonsmoker        $16.00
            35                  Male               Nonsmoker         20.00
            45                  Male               Nonsmoker         26.00
            55                  Male               Nonsmoker         38.00
            65                  Male               Nonsmoker         46.00
            75                  Male               Nonsmoker         44.00
            25                  Male                Smoker           18.00
            35                  Male                Smoker           23.00
            45                  Male                Smoker           32.00
            55                  Male                Smoker           48.00
            65                  Male                Smoker           47.00
            75                  Male                Smoker           46.00
            25                 Female              Nonsmoker         14.00
            35                 Female              Nonsmoker         18.00
            45                 Female              Nonsmoker         23.00
            55                 Female              Nonsmoker         33.00
            65                 Female              Nonsmoker         45.00
            75                 Female              Nonsmoker         44.00
            25                 Female               Smoker           16.00
            35                 Female               Smoker           20.00
            45                 Female               Smoker           26.00
            55                 Female               Smoker           37.00
            65                 Female               Smoker           46.00
            75                 Female               Smoker           44.00
            25                 Unisex              Unismoke          16.00
            35                 Unisex              Unismoke          20.00
            45                 Unisex              Unismoke          27.00
            55                 Unisex              Unismoke          40.00
            65                 Unisex              Unismoke          46.00
            75                 Unisex              Unismoke          45.00

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

[LOGO OF AIG(R) AMERICAN GENERAL]                               Privacy Notice

--------------------------------------------------------------------------------

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

..   Our Employees, Representatives, Agents, and Selected Third Parties may
    collect Nonpublic Personal Information about you, including information:

   .   Given to us on applications or other forms;

   .   About transactions with us, our affiliates, or third parties;

   . From others, such as credit reporting agencies, employers, and federal and state agencies.

..   The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

..   We restrict access to Nonpublic Personal Information to those Employees,
    Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

..   We have policies and procedures that direct our Employees, Representatives,
    Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

..   We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

..   We do not share Nonpublic Personal Information about you except as allowed by law.

..   We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

    (i)Our Employees, Representatives, Agents, and Selected Third Parties, as permitted by law; or

   (ii)other organizations with which we have joint marketing agreements as permitted by law.

..   The types of companies and persons to whom we may disclose Nonpublic
    Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

..   We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

..   Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

..   You will be notified if our privacy policy changes.

..   Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS PROVIDED FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION.

--------------------------------------------------------------------------------

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd, American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

CALIFORNIA, NEW MEXICO AND VERMONT RESIDENTS ONLY:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2008 American International Group, Inc. All rights reserved.

AGLC0375-STF                                                           REV0208

[LOGO OF AIG(R) American General

For additional information about the Executive Advantage Policies and the Variable Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated April 30, 2008. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Policy or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street, CLMK,
Wilmington, Delaware 19801 or call us at 1-302-594-2352. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the Executive Advantage Policies, including personalized illustrations of death benefits, cash surrender values, and account values is available without charge to individuals considering purchasing a Policy, upon request to the same address or phone number printed above. We may charge current Policy owners $25 per illustration if they request more than one personalized illustration in a Policy year.

Information about the Variable Account, including the SAI, can also be reviewed and copied at the SEC's Office of Investor
Education and Advocacy in Washington, D.C. Inquiries on the operations of the Office of Investor Education and Advocacy may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Variable Account are available on the SEC's
Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Office of Investor Education and Advocacy of the SEC, 100 F Street N.E., Washington, D.C. 20549.

Policies issued by:
AIG LIFE INSURANCE COMPANY
A subsidiary of American International Group, Inc. ("AIG")
One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801

EXECUTIVE ADVANTAGE GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Not available in the state of New York

Policy Form Number                       11GVULU997 (unisex)
                                         11GVULD997 (sex distinct)

DISTRIBUTED BY AMERICAN GENERAL EQUITY SERVICES CORPORATION
MEMBER FINRA
A subsidiary of American International Group, Inc.

The underwriting risks, financial obligations and support
functions associated with the products issued by AIG Life
Insurance Company ("AIG Life") are its responsibility. AIG does not underwrite any insurance policy described by this prospectus.
AIG Life is responsible for its own financial condition and
contractual obligations. AIG Life does not solicit business in the state of New York. The Policies are not available in all states.
                                                                       [LOGO OF IMSA
                                                                    INSURANCE STANDARDS
                                                                        ASSOCIATION]

                                                                     Membership in IMSA
                                                                    applies only to AIG
                                                                      Life Insuarance
                                                                    Company and not its
                                                                         products.

(C) 2008 American International Group, Inc. All rights reserved    ICA File No. 811-04867

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II

                             EXECUTIVE ADVANTAGE(SM)

            GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                                    POLICIES

                                    ISSUED BY

                           AIG LIFE INSURANCE COMPANY

       ONE ALICO PLAZA, 600 KING STREET, CLMK, WILMINGTON, DELAWARE 19801

                            TELEPHONE: 1-302-594-2352

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED APRIL 30, 2008

     This Statement of Additional Information ("SAI") is not a prospectus. It should read in conjunction with the prospectus for AIG Life Insurance Company Variable Account II (the "Separate Account" or "Variable Account II") dated April 30, 2008, describing the Executive Advantage group flexible premium variable life insurance policies (the "Policy" or "Policies"). The description of the Policy or Policies in the related prospectus is fully applicable to your certificate and the use of the word "Policy" or "Policies" in this SAI includes such certificate. The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact AIG Life Insurance Company ("AIG Life") at the address or telephone number given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                                TABLE OF CONTENTS

GENERAL INFORMATION........................................................    3
   AIG Life................................................................    3
   Variable Account II.....................................................    3
   National Union Fire Insurance Company of Pittsburgh, Pa.................    3
SERVICES...................................................................    4
DISTRIBUTION OF THE POLICIES...............................................    4
PERFORMANCE INFORMATION....................................................    5
ADDITIONAL INFORMATION ABOUT THE POLICIES..................................    6
      Gender neutral policies..............................................    6
      Cost of insurance rates..............................................    6
      Certain arrangements.................................................    6
   Guaranteed Investment Option............................................    6
   Adjustments to Death Benefit............................................    7
      Suicide..............................................................    7
      Wrong age or gender..................................................    7
      Death during grace period............................................    7
ACTUARIAL EXPERT...........................................................    7
MATERIAL CONFLICTS.........................................................    8
FINANCIAL STATEMENTS.......................................................    8
   Separate Account Financial Statements...................................    8
   AIG Life Financial Statements...........................................    9
   National Union Financial Statements.....................................    9
   Incorporation of AIG Financial Information..............................    9
INDEX TO FINANCIAL STATEMENTS..............................................    9
   Variable Account II Financial Statements................................    9
   AIG Life Financial Statements...........................................   10
   National Union Financial Statements.....................................   10

                               GENERAL INFORMATION

AIG LIFE

     We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, and asset management in the United States and internationally. AIG American General is a marketing name of AIG Life and its affiliates.

     AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

VARIABLE ACCOUNT II

     We hold the Fund shares in which any of your accumulation value is invested in Variable Account II. Variable Account II is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

     For record keeping and financial reporting purposes, Variable Account II is divided into 101 separate "divisions," 42 of which are available under the Policies offered by the Policy prospectus as variable "investment options." Seven of these 42 divisions and the remaining 59 divisions are offered under other AIG Life policies. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

     The assets in Variable Account II are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Policies. AIG Life is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

     All references in this SAI to National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") apply only to Policies with a date of issue of December 29, 2006 or earlier.

     National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG Life.

                                    SERVICES

     AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2007, 2006 and 2005, AIG Life paid AIG for these services $609,011, $766,851 and $831,348, respectively.

     In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and AIG are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2007, 2006 and 2005, AIG Life paid AGLC for these services $44,931,348, $40,362,369 and $30,831,012, respectively.

     We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                          DISTRIBUTION OF THE POLICIES

     American General Equity Services Corporation ("AGESC"), 2727-A Allen Parkway, 2-G7, Houston, Texas 77019, a Delaware corporation and an affiliate of AIG Life, is the principal underwriter and distributor of the Policies for the Separate Account under a Distribution Agreement between AGESC and AIG Life. AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

     The Policies are offered on a continuous basis.

     We and AGESC have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable universal life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of FINRA.

     Commissions may be paid based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

     . 24% of premiums paid in the first Policy year up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 11% of premiums paid in Policy years 2 through 4 up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 4% of premiums paid in Policy years 5 through 7 up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 3% of premiums paid in Policy years 8 through 15 up to the Target Premium and 2% of premiums in excess of the Target Premium;

     . 2% of premiums paid beginning in the 16th Policy year up to the Target Premium and 2% of premiums paid beginning in the 16th Policy year in excess of the Target Premium;

     . Trail commission of 0.20% annual in Policy years 8 through 15, of each Policy's accumulation value (reduced by any outstanding loans); and

     . Trail commission of 0.10% annual beginning in the 16th Policy year, of each Policy's accumulation value (reduced by any outstanding loans).

     Target Premium is the maximum amount of premium to which the first year commission rate applies.

                             PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of the Separate Account in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AIG Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                    ADDITIONAL INFORMATION ABOUT THE POLICIES

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Policies for sale in situations which, under current law, require gender-neutral premiums or benefits.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk.

     Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts will not be paid by the Funds or Policy owners.

GUARANTEED INVESTMENT OPTION

     Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

ADJUSTMENTS TO DEATH BENEFIT

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

     A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                                ACTUARIAL EXPERT

     Actuarial matters have been examined by Wayne A. Barnard, who is Senior Vice President of AIG Life. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AIG Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an investment portfolio changes; or

     . voting instructions given by owners of variable universal life insurance Policies and variable annuity contracts differ.

     The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more investment portfolio may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PwC as its corporate-wide auditing firm.

SEPARATE ACCOUNT FINANCIAL STATEMENTS

     The statement of net assets as of December 31, 2007 and the related statement of operations for the year then ended and statements of changes in net assets for the two years then ended December 31, 2007 of the Separate Account, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG LIFE FINANCIAL STATEMENTS

     The balance sheets of AIG Life at December 31, 2007 and 2006 (restated) and the related statements of income, shareholders' equity, cash flows and comprehensive income for each of the three years in the period ended December 31, 2007, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

NATIONAL UNION FINANCIAL STATEMENTS

     The statutory statements of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2007 and 2006, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the three years in the period ended December 31, 2007, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

INCORPORATION OF AIG FINANCIAL INFORMATION

     We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) included in AIG's Annual Report on Form 10-K for the year ended December 31, 2007, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

     AIG does not underwrite any insurance policy referenced herein.

                          INDEX TO FINANCIAL STATEMENTS

     You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Policies.

     You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union as guarantor under a guarantee agreement, to meet its obligations under Policies with a date of issue of December 29, 2006 or earlier.

I. Variable Account II Financial Statements                                                  Page
                                                                                          ----------
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm....    VA II - 1
Statement of Net Assets as of December 31, 2007........................................    VA II - 2
Statement of Operations for the year ended December 31, 2007...........................    VA II - 4
Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006......    VA II - 6
Notes to Financial Statements..........................................................   VA II - 26

II. AIG Life Financial Statements                                                                     Page
                                                                                                      ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm................     2
Balance Sheets as of December 31, 2007 and 2006 (restated).........................................     3
Statements of Income for the years ended December 31, 2007, 2006 (restated) and 2005 (restated)....     5
Statements of Shareholder's Equity for the years ended
   December 31, 2007, 2006 (restated) and 2005 (restated)..........................................     6
Statements of Cash Flows for the years ended
   December 31, 2007, 2006 (restated) and 2005(restated)...........................................     7
Statements of Comprehensive Income for the years ended
   December 31, 2007, 2006 (restated) and 2005 (restated)..........................................     9
Notes to Financial Statements......................................................................    10

III. National Union Financial Statements                                                              Page
                                                                                                      ----
Report of PricewaterhouseCoopers LLP, Independent Auditors.........................................     2
Statements of Admitted Assets (Statutory Basis) as of December 31, 2007 and 2006...................     3
Statements of Liabilities, Capital and Surplus (Statutory Basis) as of December 31, 2007 and 2006..     4
Statements of Income and Changes in Capital and Surplus (Statutory Basis) for the years
   ended December 31, 2007, 2006, and 2005.........................................................     5
Statements of Cash Flow (Statutory Basis) for the years ended December 31, 2007, 2006, and 2005....     6
Notes to Statutory Basis Financial Statements......................................................     7

[LOGO OF AIG(R)AMERICAN GENERAL]

                                                             Variable Account II
                                               Variable Universal Life Insurance

                                                                            2007

                                                                   Annual Report

                                                               December 31, 2007

                                                      AIG Life Insurance Company
                              A subsidiary of American International Group, Inc.

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                      PricewaterhouseCoopers LLP
                                                      1201 Louisiana
                                                      Suite 2900
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000
                                                      Facsimile (713) 356 4717

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Life Insurance Company and
Policy Owners of AIG Life Insurance Company Variable Account II

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts of AIG Life Insurance Company Variable Account II (the "Separate Account") listed in Note A at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the investment companies, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

April 4, 2008

                                     VA II-1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS
December 31, 2007

                                                                                                Due-from (to)
                                                                                  Investment       AIG Life
                                                                               securities - at    Insurance
Sub-accounts                                                                      fair value       Company      Net Assets
-----------------------------------------------------------------------------  ---------------  -------------  -----------
AIM V.I. Capital Appreciation Fund - Series I                                     $  752,584         $--        $  752,584
AIM V.I. International Growth Fund - Series I                                      1,590,198          --         1,590,198
AllianceBernstein Balanced Shares Portfolio - Class A                                262,373          --           262,373
AllianceBernstein Global Bond Portfolio - Class A                                     51,944          --            51,944
AllianceBernstein Global Dollar Government Portfolio - Class A                            --          --                --
AllianceBernstein Global Technology Portfolio - Class A                            2,085,235          --         2,085,235
AllianceBernstein Growth and Income Portfolio - Class A                            3,526,488          --         3,526,488
AllianceBernstein Growth Portfolio - Class A                                       2,990,651           1         2,990,652
AllianceBernstein Large Cap Growth Portfolio - Class A                             1,176,242           2         1,176,244
AllianceBernstein Money Market Portfolio - Class A                                    23,189          70            23,259
AllianceBernstein Real Estate Investment Portfolio - Class A                         708,672          (1)          708,671
AllianceBernstein Small Cap Growth Portfolio - Class A                               475,730          --           475,730
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A               --          --                --
AllianceBernstein Utility Income Portfolio - Class A                                 309,854          --           309,854
American Century VP Capital Appreciation Fund - Class I                              192,530          --           192,530
American Century VP Income & Growth Fund - Class I                                   283,091          --           283,091
American Century VP International Fund - Class I                                          --          --                --
Anchor Series Trust Asset Allocation Portfolio - Class 1                             623,068          --           623,068
Anchor Series Trust Capital Appreciation Portfolio - Class 1                       4,883,468           1         4,883,469
Anchor Series Trust Government and Quality Bond Portfolio - Class 1                  726,076          --           726,076
Anchor Series Trust Growth Portfolio - Class 1                                     2,017,728          --         2,017,728
Anchor Series Trust Natural Resources Portfolio - Class 1                          1,746,629          --         1,746,629
BlackRock Basic Value V.I. Fund - Class I                                            219,289          --           219,289
Dreyfus Stock Index Fund, Inc. - Initial Shares                                    5,333,695          --         5,333,695
Dreyfus VIF Small Company Stock Portfolio - Initial Shares                                --          --                --
Fidelity VIP Asset Manager Portfolio - Initial Class                               1,345,593          --         1,345,593
Fidelity VIP Contrafund Portfolio - Initial Class                                  3,602,358          --         3,602,358
Fidelity VIP Growth Portfolio - Initial Class                                      4,380,654          --         4,380,654
Fidelity VIP High Income Portfolio - Initial Class                                   574,892          --           574,892
Fidelity VIP Index 500 Portfolio - Initial Class                                   1,004,087          (1)        1,004,086
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                         949,487          --           949,487
Fidelity VIP Money Market Portfolio - Initial Class                                2,547,711          --         2,547,711
Fidelity VIP Overseas Portfolio - Initial Class                                      891,301          --           891,301
Franklin Templeton Franklin Money Market Fund - Class 1                              267,311          --           267,311
Franklin Templeton Templeton Foreign Securities Fund - Class 2                       244,106          --           244,106
Franklin Templeton Templeton Global Asset Allocation Fund - Class 1                  547,451          --           547,451
JPMorgan Bond Portfolio                                                              150,435           1           150,436
JPMorgan U.S. Large Cap Core Equity Portfolio                                        111,387          --           111,387
Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio - Class I         154,466          (1)          154,465
Neuberger Berman AMT Partners Portfolio - Class I                                    284,355          --           284,355
Oppenheimer Global Securities Fund/VA - Non-Service Shares                           728,350          --           728,350
Oppenheimer Main Street Fund/VA - Non-Service Shares                                 727,276          --           727,276
PIMCO VIT Real Return Portfolio - Administrative Class                             2,046,406          --         2,046,406
PIMCO VIT Total Return Portfolio - Administrative Class                              437,539          --           437,539
SunAmerica Aggressive Growth Portfolio - Class 1                                   2,114,419          (1)        2,114,418
SunAmerica Alliance Growth Portfolio - Class 1                                     4,546,600          --         4,546,600
SunAmerica Balanced Portfolio - Class 1                                            1,565,780          --         1,565,780
SunAmerica Blue Chip Growth Portfolio - Class 1                                      160,346          --           160,346
SunAmerica Capital Growth Portfolio - Class 1                                         64,465          --            64,465
SunAmerica Cash Management Portfolio - Class 1                                     2,362,757          --         2,362,757
SunAmerica Corporate Bond Portfolio - Class 1                                        291,427          --           291,427
SunAmerica Davis Venture Value Portfolio - Class 1                                 3,371,406          --         3,371,406
SunAmerica "Dogs" of Wall Street Portfolio - Class 1                                 355,467          --           355,467

                             See accompanying notes.

                                     VA II-2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2007

                                                                                                Due-from (to)
                                                                                  Investment       AIG Life
                                                                               securities - at    Insurance
Sub-accounts                                                                      fair value       Company      Net Assets
-----------------------------------------------------------------------------  ---------------  -------------  -----------
SunAmerica Emerging Markets Portfolio - Class 1                                   $2,130,463         $(1)       $2,130,462
SunAmerica Equity Opportunities Portfolio - Class 1                                  429,288          --           429,288
SunAmerica Fundamental Growth Portfolio - Class 1                                  1,271,719          --         1,271,719
SunAmerica Global Bond Portfolio - Class 1                                           574,307          --           574,307
SunAmerica Global Equities Portfolio - Class 1                                       769,001           1           769,002
SunAmerica Growth Opportunities Portfolio - Class 1                                  142,042          --           142,042
SunAmerica Growth-Income Portfolio - Class 1                                       2,895,990          --         2,895,990
SunAmerica High-Yield Bond Portfolio - Class 1                                       226,263          --           226,263
SunAmerica International Diversified Equities Portfolio - Class 1                    968,063          --           968,063
SunAmerica International Growth and Income Portfolio - Class 1                     1,477,657          (1)        1,477,656
SunAmerica Marsico Focused Growth Portfolio - Class 1                                828,902           1           828,903
SunAmerica MFS Massachusetts Investors Trust Portfolio - Class 1                     626,413          --           626,413
SunAmerica MFS Total Return Portfolio - Class 1                                    1,336,467          --         1,336,467
SunAmerica Mid-Cap Growth Portfolio - Class 1                                      3,086,681          --         3,086,681
SunAmerica Real Estate Portfolio - Class 1                                           841,550          --           841,550
SunAmerica Technology Portfolio - Class 1                                            166,856          --           166,856
SunAmerica Telecom Utility Portfolio - Class 1                                       343,922          --           343,922
SunAmerica Worldwide High Income Portfolio - Class 1                                  88,673          (1)           88,672
UIF Core Plus Fixed Income Portfolio - Class I Shares                                     --          --                --
UIF Mid Cap Growth Portfolio - Class I Shares                                        227,278          --           227,278
UIF Money Market Portfolio - Class I Shares                                               --          --                --
UIF U.S. Mid Cap Value Portfolio - Class I Shares                                    283,772          --           283,772
VALIC Company I International Equities Fund                                        1,385,545          --         1,385,545
VALIC Company I Small Cap Index Fund                                                 510,636          --           510,636
Van Eck Worldwide Emerging Markets Fund - Initial Class                              659,252          --           659,252
Van Eck Worldwide Hard Assets Fund - Initial Class                                   842,576          --           842,576
Vanguard VIF Total Bond Market Index Portfolio                                       148,788          --           148,788

                             See accompanying notes.

                                     VA II-3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007

                                       A             B           A+B=C         D             E               F            C+D+E+F

                                               Mortality and                  Net                      Net change in     Increase
                                   Dividends   expense risk      Net        realized    Capital gain    unrealized    (decrease) in
                                      from          and       investment  gain (loss)  distributions   appreciation     net assets
                                     mutual   administrative    income        on        from mutual   (depreciation)  resulting from
Sub-accounts                         funds        charges       (loss)    investments      funds      of investments    operations
---------------------------------  ---------  --------------  ----------  -----------  -------------  --------------  --------------
AIM V.I. Capital Appreciation
   Fund - Series I                  $     --     $ (6,320)     $ (6,320)   $   3,585      $     --      $   79,725      $   76,990
AIM V.I. International
   Growth Fund - Series I              6,554      (13,522)       (6,968)     149,241            --          60,215         202,488
AllianceBernstein Balanced Shares
   Portfolio - Class A                 7,663       (2,634)        5,029       16,479         6,346         (21,394)          6,460
AllianceBernstein Global Bond
   Portfolio - Class A                 1,536         (453)        1,083         (280)           --           3,573           4,376
AllianceBernstein Global Dollar
   Government Portfolio - Class A         --           --            --           --            --              --              --
AllianceBernstein Global
   Technology Portfolio - Class A         --      (17,506)      (17,506)    (109,055)           --         480,208         353,647
AllianceBernstein Growth and
   Income Portfolio - Class A         67,980      (33,765)       34,215      306,088       230,729        (377,079)        193,953
AllianceBernstein Growth
   Portfolio - Class A                    --      (27,145)      (27,145)     (63,545)           --         433,003         342,313
AllianceBernstein Large Cap
   Growth Portfolio - Class A             --      (10,677)      (10,677)     125,499            --          86,715         201,537
AllianceBernstein Money Market
   Portfolio - Class A                 1,123         (238)          885           --            --              --             885
AllianceBernstein Real Estate
   Investment Portfolio
   - Class A                          11,902       (6,326)        5,576       50,146       142,114        (333,579)       (135,743)
AllianceBernstein Small Cap
   Growth Portfolio - Class A             --       (4,086)       (4,086)      30,942            --          28,319          55,175
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio
   - Class A                              --           --            --           --            --              --              --
AllianceBernstein Utility
   Income Portfolio
   - Class A                           5,778       (2,020)        3,758       29,240           194          17,754          50,946
American Century VP Capital
   Appreciation Fund
   - Class I                               -       (1,446)       (1,446)      36,522            --          37,459          72,535
American Century VP Income
   & Growth Fund - Class I             5,805       (2,283)        3,522       29,562            --         (33,452)           (368)
American Century VP
   International Fund
   - Class I                           2,603         (923)        1,680      220,000            --        (133,928)         87,752
Anchor Series Trust Asset
   Allocation Portfolio
   - Class 1                          17,307       (4,332)       12,975       15,632        21,339          (9,893)         40,053
Anchor Series Trust Capital
   Appreciation Portfolio
   - Class 1                          15,883      (35,034)      (19,151)     536,275       519,738          79,279       1,116,141
Anchor Series Trust
   Government and Quality
   Bond Portfolio - Class 1           28,331       (5,578)       22,753      (12,222)           --          29,205          39,736
Anchor Series Trust Growth
   Portfolio - Class 1                14,323      (15,279)         (956)      53,018       217,686         (92,545)        177,203
Anchor Series Trust Natural
   Resources Portfolio
   - Class 1                          16,603      (11,167)        5,436      176,360        72,912         237,188         491,896
BlackRock Basic Value V.I.
   Fund - Class I                      3,444       (1,477)        1,967          231        28,457         (27,980)          2,675
Dreyfus Stock Index Fund,
   Inc. - Initial Shares              96,080      (49,592)       46,488      190,595            --          14,240         251,323
Dreyfus VIF Small Company
   Stock Portfolio
   - Initial Shares                        -       (3,853)       (3,853)    (204,931)      381,900         (56,499)        116,617
Fidelity VIP Asset Manager
   Portfolio - Initial
   Class                              78,917      (11,252)       67,665       52,003        35,561          17,550         172,779
Fidelity VIP Contrafund
   Portfolio - Initial Class          32,627      (28,118)        4,509      482,314       874,055        (711,523)        649,355
Fidelity VIP Growth Portfolio
   - Initial Class                    34,552      (36,989)       (2,437)     (52,395)        3,587       1,022,228         970,983
Fidelity VIP High Income
   Portfolio - Initial Class          48,175       (5,355)       42,820        7,973            --         (39,757)         11,036
Fidelity VIP Index 500
   Portfolio - Initial Class          35,784       (5,014)       30,770       43,212            --         (18,162)         55,820
Fidelity VIP Investment
   Grade Bond Portfolio
   - Initial Class                    38,165       (8,206)       29,959       (8,082)           --          11,317          33,194
Fidelity VIP Money Market
   Portfolio - Initial
   Class                             122,175      (20,078)      102,097           --            --              --         102,097
Fidelity VIP Overseas
   Portfolio - Initial Class          27,458       (7,451)       20,007       71,231        50,913         (21,059)        121,092
Franklin Templeton Franklin
   Money Market Fund
   - Class 1                          15,504       (1,367)       14,137           --            --              --          14,137
Franklin Templeton Templeton
   Foreign Securities Fund
   - Class 2                           4,512       (1,496)        3,016        1,010        10,291          17,209          31,526
Franklin Templeton Templeton
   Global Asset Allocation
   Fund - Class 1                     90,129       (3,702)       86,427       (6,589)      116,699        (152,714)         43,823
JPMorgan Bond Portfolio                9,869       (1,081)        8,788         (317)           --          (7,712)            759
JPMorgan U.S. Large Cap Core
   Equity Portfolio                    1,020         (770)          250        1,130            --          (1,771)           (391)
Neuberger Berman AMT Lehman
   Brothers Short Duration
   Bond Portfolio - Class I            4,073       (1,139)        2,934          179            --           2,707           5,820
Neuberger Berman AMT Partners
   Portfolio - Class I                 2,045       (1,889)          156       38,771        31,995         (48,619)         22,303
Oppenheimer Global Securities
   Fund/VA - Non-Service
   Shares                              8,575       (5,224)        3,351       48,661        31,171         (51,530)         31,653
Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                              6,528       (5,291)        1,237       33,206            --         (16,207)         18,236
PIMCO VIT Real Return
   Portfolio - Administrative
   Class                              86,103      (11,622)       74,481       (2,292)        4,705         101,439         178,333
PIMCO VIT Total Return
   Portfolio - Administrative
   Class                              19,140       (2,173)       16,967         (148)           --          15,373          32,192
SunAmerica Aggressive Growth
   Portfolio - Class 1                14,331      (18,571)       (4,240)      24,712            --         (16,839)          3,633
SunAmerica Alliance Growth
   Portfolio - Class 1                 2,115      (32,986)      (30,871)     (60,134)           --         653,156         562,151
SunAmerica Balanced
   Portfolio - Class 1                47,565      (12,704)       34,861       18,169            --          23,799          76,829
SunAmerica Blue Chip Growth
   Portfolio - Class 1                   486       (1,088)         (602)       1,266            --          16,379          17,043
SunAmerica Capital Growth
   Portfolio - Class 1                   470         (329)          141        1,659            --           1,490           3,290
SunAmerica Cash Management
   Portfolio - Class 1                87,349      (17,145)       70,204       14,659            --          (2,147)         82,716

                             See accompanying notes.

                                     VA II-4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2007

                                       A             B           A+B=C         D             E               F            C+D+E+F

                                               Mortality and                  Net                      Net change in     Increase
                                   Dividends   expense risk      Net        realized    Capital gain    unrealized    (decrease) in
                                      from          and       investment  gain (loss)  distributions   appreciation     net assets
                                     mutual   administrative    income        on        from mutual   (depreciation)  resulting from
Sub-accounts                         funds        charges       (loss)    investments      funds      of investments    operations
---------------------------------  ---------  --------------  ----------  -----------  -------------  --------------  --------------
SunAmerica Corporate Bond
   Portfolio - Class 1               $12,013     $ (2,530)     $  9,483     $  1,787      $     --       $   3,143       $  14,413
SunAmerica Davis Venture Value
   Portfolio - Class 1                32,363      (28,116)        4,247      609,637       161,442        (565,943)        209,383
SunAmerica "Dogs" of Wall Street
   Portfolio - Class 1                 9,633       (3,106)        6,527       34,941        22,412         (71,101)         (7,221)
SunAmerica Emerging Markets
   Portfolio - Class 1                36,500      (13,962)       22,538      173,993       243,692         177,551         617,774
SunAmerica Equity Opportunities
   Portfolio - Class 1                 7,634       (3,325)        4,309       10,022        43,347         (60,285)         (2,607)
SunAmerica Fundamental Growth
   Portfolio - Class 1                    --       (9,311)       (9,311)     (37,086)           --         210,618         164,221
SunAmerica Global Bond
   Portfolio - Class 1                 3,395       (4,346)         (951)     (11,987)        2,609          66,547          56,218
SunAmerica Global Equities
   Portfolio - Class 1                 9,025       (5,731)        3,294       49,952            --          24,543          77,789
SunAmerica Growth Opportunities
   Portfolio - Class 1                    --         (918)         (918)       2,343            --          20,961          22,386
SunAmerica Growth-Income
   Portfolio - Class 1                27,019      (21,673)        5,346       79,721            --         190,499         275,566
SunAmerica High-Yield Bond
   Portfolio - Class 1                16,811       (1,727)       15,084        5,568            --         (19,213)          1,439
SunAmerica International
   Diversified Equities
   Portfolio - Class 1                18,948       (7,126)       11,822       96,797            --          16,597         125,216
SunAmerica International Growth
   and Income Portfolio - Class 1     24,124      (11,652)       12,472       91,019       174,375        (190,754)         87,112
SunAmerica Marsico Focused Growth
   Portfolio - Class 1                 1,569       (5,832)       (4,263)      37,271        39,294          21,729          94,031
SunAmerica MFS Massachusetts
   Investors Trust Portfolio
   - Class 1                           7,508       (5,349)        2,159       46,725            --          16,790          65,674
SunAmerica MFS Total Return
   Portfolio - Class 1                34,969       (9,938)       25,031       28,710        62,140         (73,137)         42,744
SunAmerica Mid-Cap Growth
   Portfolio - Class 1                 7,472      (22,497)      (15,025)     (85,481)           --         535,463         434,957
SunAmerica Real Estate Portfolio
   - Class 1                          13,976       (7,645)        6,331      118,634       146,768        (422,725)       (150,992)
SunAmerica Technology Portfolio
   - Class 1                              --       (1,060)       (1,060)       4,049            --          23,875          26,864
SunAmerica Telecom Utility
   Portfolio - Class 1                 8,279       (2,047)        6,232       10,017            --          32,988          49,237
SunAmerica Worldwide High
   Income Portfolio - Class 1          6,201         (837)        5,364        2,168            --          (1,569)          5,963
UIF Core Plus Fixed Income
   Portfolio - Class I Shares          8,610         (439)        8,171          578            --             901           9,650
UIF Mid Cap Growth Portfolio
   - Class I Shares                       --         (901)         (901)         452         9,476          29,323          38,350
UIF Money Market Portfolio
   - Class I Shares                       --           --            --           --            --              --              --
UIF U.S. Mid Cap Value Portfolio
   - Class I Shares                    6,242       (2,643)        3,599      150,907        96,646        (184,065)         67,087
VALIC Company I International
   Equities Fund                      32,419       (6,663)       25,756        4,674        27,125          43,080         100,635
VALIC Company I Small Cap Index
   Fund                                5,717       (2,869)        2,848          465        39,511         (53,751)        (10,927)
Van Eck Worldwide Emerging
   Markets Fund - Initial Class        3,180       (6,187)       (3,007)     202,499       125,603        (106,314)        218,781
Van Eck Worldwide Hard Assets
   Fund - Initial Class                  602       (6,189)       (5,587)      68,617        58,768         130,455         252,253
Vanguard VIF Total Bond Market
   Index Portfolio                     5,526         (927)        4,599          (57)           --           4,135           8,677

                             See accompanying notes.

                                     VA II-5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2007 and 2006

                                                                                Sub-accounts
                                                 -------------------------------------------------------------------------
                                                                     AIM V.I.
                                                 AIM V.I. Capital  International   AllianceBernstein    AllianceBernstein
                                                   Appreciation    Growth Fund -    Balanced Shares        Global Bond
                                                  Fund - Series I    Series I     Portfolio - Class A  Portfolio - Class A
                                                 ----------------  -------------  -------------------  -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                      $ (6,320)      $   (6,968)          $  5,029             $ 1,083
   Net realized gain (loss) on investments              3,585          149,241             16,479                (280)
   Capital gain distributions from mutual funds            --               --              6,346                  --
   Net change in unrealized appreciation
      (depreciation) of investments                    79,725           60,215            (21,394)              3,573
                                                     --------       ----------           --------             -------
Increase (decrease) in net assets resulting
   from operations                                     76,990          202,488              6,460               4,376
                                                     --------       ----------           --------             -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                90,111          230,951             29,184               3,118
   Cost of insurance                                  (40,337)         (83,094)           (18,229)             (3,417)
   Policy loans                                       (15,397)         (69,983)            (1,884)                178
   Death benefits                                          --           (2,904)                --                  --
   Withdrawals                                        (46,964)         (97,025)           (93,653)             (4,168)
                                                     --------       ----------           --------             -------
Increase (decrease) in net assets resulting
   from principal transactions                        (12,587)         (22,055)           (84,582)             (4,289)
                                                     --------       ----------           --------             -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                64,403          180,433            (78,122)                 87
NET ASSETS:
   Beginning of year                                  688,181        1,409,765            340,495              51,857
                                                     --------       ----------           --------             -------
   End of year                                       $752,584       $1,590,198           $262,373             $51,944
                                                     ========       ==========           ========             =======
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                      $ (5,383)      $    2,479           $  6,307             $   353
   Net realized gain (loss) on investments             (7,741)          21,894             19,750              (1,238)
   Capital gain distributions from mutual funds            --               --             10,717                 445
   Net change in unrealized appreciation
      (depreciation) of investments                    50,410          284,032              4,912               2,571
                                                     --------       ----------           --------             -------
Increase (decrease) in net assets resulting
   from operations                                     37,286          308,405             41,686               2,131
                                                     --------       ----------           --------             -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                95,163          146,078             36,633               1,199
   Cost of insurance                                  (49,209)         (81,200)           (23,019)             (4,192)
   Policy loans                                        (8,659)         (21,269)            (9,966)              1,121
   Death benefits                                          --               --                 --                  --
   Withdrawals                                        (65,742)         (90,905)           (97,711)             (1,189)
                                                     --------       ----------           --------             -------
Increase (decrease) in net assets resulting
   from principal transactions                        (28,447)         (47,296)           (94,063)             (3,061)
                                                     --------       ----------           --------             -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 8,839          261,109            (52,377)               (930)
NET ASSETS:
   Beginning of year                                  679,342        1,148,656            392,872              52,787
                                                     --------       ----------           --------             -------
   End of year                                       $688,181       $1,409,765           $340,495             $51,857
                                                     ========       ==========           ========             =======

                             See accompanying notes.

                                     VA II-6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                   Sub-accounts
                                                 --------------------------------------------------------------------------------
                                                  AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                    Global Dollar           Global             Growth and       AllianceBernstein
                                                     Government           Technology       Income Portfolio -  Growth Portfolio -
                                                 Portfolio - Class A  Portfolio - Class A        Class A             Class A
                                                 -------------------  -------------------  ------------------  ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                         $  --             $  (17,506)          $    34,215         $  (27,145)
   Net realized gain (loss) on investments                 --               (109,055)              306,088            (63,545)
   Capital gain distributions from mutual funds            --                     --               230,729                 --
   Net change in unrealized appreciation
      (depreciation) of investments                        --                480,208              (377,079)           433,003
                                                        -----             ----------           -----------         ----------
Increase (decrease) in net assets resulting
   from operations                                         --                353,647               193,953            342,313
                                                        -----             ----------           -----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                    --                152,186               284,071            231,663
   Cost of insurance                                       --               (120,251)             (216,592)          (185,290)
   Policy loans                                            --                (66,341)              (35,401)           (46,499)
   Death benefits                                          --                (59,079)             (260,820)           (63,620)
   Withdrawals                                             --               (111,604)             (913,939)          (180,623)
                                                        -----             ----------           -----------         ----------
Increase (decrease) in net assets resulting
   from principal transactions                             --               (205,089)           (1,142,681)          (244,369)
                                                        -----             ----------           -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    --                148,558              (948,728)            97,944
NET ASSETS:
   Beginning of year                                       --              1,936,677             4,475,216          2,892,708
                                                        -----             ----------           -----------         ----------
   End of year                                          $  --             $2,085,235           $ 3,526,488         $2,990,652
                                                        =====             ==========           ===========         ==========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                         $  (1)            $  (16,598)          $    24,092         $  (25,854)
   Net realized gain (loss) on investments                 93               (224,099)              107,219            (99,343)
   Capital gain distributions from mutual funds            --                     --               205,291                 --
   Net change in unrealized appreciation
      (depreciation) of investments                       (91)               387,815               295,240             61,135
                                                        -----             ----------           -----------         ----------
Increase (decrease) in net assets resulting
   from operations                                          1                147,118               631,842            (64,062)
                                                        -----             ----------           -----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                     1                282,127               509,384            265,518
   Cost of insurance                                       (2)              (149,725)             (214,063)          (191,372)
   Policy loans                                            --                (28,471)              (23,603)           (16,265)
   Death benefits                                          --                     --                    --                 --
   Withdrawals                                           (344)              (208,782)             (377,562)          (209,605)
                                                        -----             ----------           -----------         ----------
Increase (decrease) in net assets resulting
   from principal transactions                           (345)              (104,851)             (105,844)          (151,724)
                                                        -----             ----------           -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (344)                42,267               525,998           (215,786)
NET ASSETS:
   Beginning of year                                      344              1,894,410             3,949,218          3,108,494
                                                        -----             ----------           -----------         ----------
   End of year                                          $  --             $1,936,677           $ 4,475,216         $2,892,708
                                                        =====             ==========           ===========         ==========

                             See accompanying notes.

                                     VA II-7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                    Sub-accounts
                                                 ---------------------------------------------------------------------------------
                                                  AllianceBernstein                        AllianceBernstein
                                                      Large Cap       AllianceBernstein       Real Estate       AllianceBernstein
                                                 Growth Portfolio -     Money Market          Investment        Small Cap Growth
                                                       Class A       Portfolio - Class A  Portfolio - Class A  Portfolio - Class A
                                                 ------------------  -------------------  -------------------  -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                       $  (10,677)           $   885            $   5,576            $  (4,086)
   Net realized gain (loss) on investments               125,499                 --               50,146               30,942
   Capital gain distributions from mutual funds               --                 --              142,114                   --
   Net change in unrealized appreciation
      (depreciation) of investments                       86,715                 --             (333,579)              28,319
                                                      ----------            -------            ---------            ---------
Increase (decrease) in net assets resulting
   from operations                                       201,537                885             (135,743)              55,175
                                                      ----------            -------            ---------            ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                   70,183                 (1)             120,218               57,209
   Cost of insurance                                     (76,310)            (6,589)             (29,218)             (24,354)
   Policy loans                                          (44,005)                --              (22,861)              (7,640)
   Death benefits                                        (27,054)                --                   --               (2,466)
   Withdrawals                                          (391,189)                --              (46,273)             (15,752)
                                                      ----------            -------            ---------            ---------
Increase (decrease) in net assets resulting
   from principal transactions                          (468,375)            (6,590)              21,866                6,997
                                                      ----------            -------            ---------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (266,838)            (5,705)            (113,877)              62,172
NET ASSETS:
   Beginning of year                                   1,443,082             28,964              822,548              413,558
                                                      ----------            -------            ---------            ---------
   End of year                                        $1,176,244            $23,259            $ 708,671            $ 475,730
                                                      ==========            =======            =========            =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                       $  (10,854)           $ 1,013            $   8,679            $  (3,726)
   Net realized gain (loss) on investments                (2,968)                --               35,551               79,391
   Capital gain distributions from mutual funds               --                 --               88,796                   --
   Net change in unrealized appreciation
      (depreciation) of investments                       (6,679)                --               69,691              (25,370)
                                                      ----------            -------            ---------            ---------
Increase (decrease) in net assets resulting
   from operations                                       (20,501)             1,013              202,717               50,295
                                                      ----------            -------            ---------            ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                  146,593                 (1)              96,223               59,168
   Cost of insurance                                     (90,751)            (5,846)             (38,250)             (25,227)
   Policy loans                                          (12,523)                --              (11,689)              (6,951)
   Death benefits                                             --                 --                   --                   --
   Withdrawals                                           (98,706)                --              (21,808)            (155,164)
                                                      ----------            -------            ---------            ---------
Increase (decrease) in net assets resulting
   from principal transactions                           (55,387)            (5,847)              24,476             (128,174)
                                                      ----------            -------            ---------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (75,888)            (4,834)             227,193              (77,879)
NET ASSETS:
   Beginning of year                                   1,518,970             33,798              595,355              491,437
                                                      ----------            -------            ---------            ---------
   End of year                                        $1,443,082            $28,964            $ 822,548            $ 413,558
                                                      ==========            =======            =========            =========

                             See accompanying notes.

                                     VA II-8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                  Sub-accounts
                                                 -----------------------------------------------------------------------------
                                                  AllianceBernstein
                                                        U.S.                               American Century   American Century
                                                   Government/High     AllianceBernstein      VP Capital         VP Income &
                                                  Grade Securities      Utility Income     Appreciation Fund    Growth Fund -
                                                 Portfolio - Class A  Portfolio - Class A      - Class I           Class I
                                                 -------------------  -------------------  -----------------  ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                         $  --              $  3,758             $ (1,446)         $  3,522
   Net realized gain (loss) on investments                 --                29,240               36,522            29,562
   Capital gain distributions from mutual funds            --                   194                   --                --
   Net change in unrealized appreciation
      (depreciation) of investments                        --                17,754               37,459           (33,452)
                                                        -----              --------             --------          --------
Increase (decrease) in net assets resulting
   from operations                                         --                50,946               72,535              (368)
                                                        -----              --------             --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                    --                60,292               21,177            34,332
   Cost of insurance                                       --               (15,090)             (10,193)          (14,201)
   Policy loans                                            --                  (321)             (50,297)           (1,947)
   Death benefits                                          --                    --                   --                --
   Withdrawals                                             --               (20,826)              (7,884)          (47,337)
                                                        -----              --------             --------          --------
Increase (decrease) in net assets resulting
   from principal transactions                             --                24,055              (47,197)          (29,153)
                                                        -----              --------             --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    --                75,001               25,338           (29,521)
NET ASSETS:
   Beginning of year                                       --               234,853              167,192           312,612
                                                        -----              --------             --------          --------
   End of year                                          $  --              $309,854             $192,530          $283,091
                                                        =====              ========             ========          ========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                         $  (1)             $  3,434             $ (1,096)         $  2,196
   Net realized gain (loss) on investments                (16)               17,136                3,099             8,596
   Capital gain distributions from mutual funds            --                    --                   --                --
   Net change in unrealized appreciation
      (depreciation) of investments                        11                21,986               18,183            28,219
                                                        -----              --------             --------          --------
Increase (decrease) in net assets resulting
   from operations                                         (6)               42,556               20,186            39,011
                                                        -----              --------             --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
   Sub-accounts or fixed rate option                       --                28,419               54,027            80,398
   Cost of insurance                                      (26)              (16,548)             (13,543)          (20,477)
   Policy loans                                            --                (3,264)              (1,138)           (4,854)
   Death benefits                                          --                  (203)                  --                --
   Withdrawals                                           (545)              (10,720)                (209)          (24,155)
                                                        -----              --------             --------          --------
Increase (decrease) in net assets resulting
   from principal transactions                           (571)               (2,316)              39,137            30,912
                                                        -----              --------             --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (577)               40,240               59,323            69,923
NET ASSETS:
   Beginning of year                                      577               194,613              107,869           242,689
                                                        -----              --------             --------          --------
   End of year                                          $  --              $234,853             $167,192          $312,612
                                                        =====              ========             ========          ========

                             See accompanying notes.

                                     VA II-9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                    Sub-accounts
                                                  ------------------------------------------------------------------------------
                                                                                                                    Anchor
                                                     American            Anchor               Anchor             Series Trust
                                                    Century VP        Series Trust         Series Trust         Government and
                                                   International    Asset Allocation   Capital Appreciation      Quality Bond
                                                  Fund - Class I  Portfolio - Class 1   Portfolio - Class 1  Portfolio - Class 1
                                                  --------------  -------------------  --------------------  -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                     $   1,680          $ 12,975             $  (19,151)           $  22,753
   Net realized gain (loss) on investments            220,000            15,632                536,275              (12,222)
   Capital gain distributions from mutual funds            --            21,339                519,738                   --
   Net change in unrealized appreciation
      (depreciation) of investments                  (133,928)           (9,893)                79,279               29,205
                                                    ---------          --------             ----------            ---------
Increase (decrease) in net assets resulting
   from operations                                     87,752            40,053              1,116,141               39,736
                                                    ---------          --------             ----------            ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option               115,016           148,903                305,201              159,380
   Cost of insurance                                   (9,007)          (28,516)              (204,499)             (66,375)
   Policy loans                                            --                53                (36,136)              (4,561)
   Death benefits                                          --           (12,888)              (338,281)              (7,393)
   Withdrawals                                       (554,658)          (36,069)              (302,294)            (130,259)
                                                    ---------          --------             ----------            ---------
Increase (decrease) in net assets resulting
   from principal transactions                       (448,649)           71,483               (576,009)             (49,208)
                                                    ---------          --------             ----------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (360,897)          111,536                540,132               (9,472)
NET ASSETS:
   Beginning of year                                  360,897           511,532              4,343,337              735,548
                                                    ---------          --------             ----------            ---------
   End of year                                      $      --          $623,068             $4,883,469            $ 726,076
                                                    =========          ========             ==========            =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                     $   4,137          $ 12,670             $  (24,207)           $  22,338
   Net realized gain (loss) on investments             22,082             9,702                 46,256               (6,204)
   Capital gain distributions from mutual funds            --                --                  8,863                   --
   Net change in unrealized appreciation
      (depreciation) of investments                    50,551            27,708                380,840                4,040
                                                    ---------          --------             ----------            ---------
Increase (decrease) in net assets resulting
   from operations                                     76,770            50,080                411,752               20,174
                                                    ---------          --------             ----------            ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                 3,438            73,615                570,304               85,880
   Cost of insurance                                   (6,404)          (31,473)              (248,017)             (70,594)
   Policy loans                                            --             1,241                (92,098)              (1,210)
   Death benefits                                          --                --                     --                 (242)
   Withdrawals                                        (45,228)          (27,248)              (192,813)             (63,032)
                                                    ---------          --------             ----------            ---------
Increase (decrease) in net assets resulting
   from principal transactions                        (48,194)           16,135                 37,376              (49,198)
                                                    ---------          --------             ----------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                28,576            66,215                449,128              (29,024)
NET ASSETS:
   Beginning of year                                  332,321           445,317              3,894,209              764,572
                                                    ---------          --------             ----------            ---------
   End of year                                      $ 360,897          $511,532             $4,343,337            $ 735,548
                                                    =========          ========             ==========            =========

                             See accompanying notes.

                                    VA II-10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                        Sub-accounts
                                                  ---------------------------------------------------------
                                                                 Anchor Series               Dreyfus Stock
                                                  Anchor Series  Trust Natural   BlackRock     Index Fund,
                                                   Trust Growth    Resources    Basic Value      Inc. -
                                                    Portfolio      Portfolio     V.I. Fund      Initial
                                                    - Class 1      - Class 1     - Class I       Shares
                                                  -------------  -------------  -----------  -------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                    $     (956)    $    5,436     $  1,967     $   46,488
   Net realized gain (loss) on investments             53,018        176,360          231        190,595
   Capital gain distributions from mutual funds       217,686         72,912       28,457             --
   Net change in unrealized appreciation
      (depreciation) of investments                   (92,545)       237,188      (27,980)        14,240
                                                   ----------     ----------     --------     ----------
Increase (decrease) in net assets resulting
   from operations                                    177,203        491,896        2,675        251,323
                                                   ----------     ----------     --------     ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option               157,176        247,127        6,463        424,147
   Cost of insurance                                  (96,048)       (63,688)      (3,006)      (395,037)
   Policy loans                                        (4,167)       (65,949)          --       (135,162)
   Death benefits                                     (22,359)            --           --       (126,158)
   Withdrawals                                       (168,512)      (109,868)          --       (583,038)
                                                   ----------     ----------     --------     ----------
Increase (decrease) in net assets resulting
   from principal transactions                       (133,910)         7,622        3,457       (815,248)
                                                   ----------     ----------     --------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                43,293        499,518        6,132       (563,925)
NET ASSETS:
   Beginning of year                                1,974,435      1,247,111      213,157      5,897,620
                                                   ----------     ----------     --------     ----------
   End of year                                     $2,017,728     $1,746,629     $219,289     $5,333,695
                                                   ==========     ==========     ========     ==========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                    $   (2,505)    $   (1,043)    $  2,091     $   44,756
   Net realized gain (loss) on investments              9,200        130,996           65         56,765
   Capital gain distributions from mutual funds       165,721         33,544       21,471             --
   Net change in unrealized appreciation
      (depreciation) of investments                    47,085         85,923       11,979        673,007
                                                   ----------     ----------     --------     ----------
Increase (decrease) in net assets resulting
   from operations                                    219,501        249,420       35,606        774,528
                                                   ----------     ----------     --------     ----------
PRINCIPAL TRANSACTIONS:
Net premiums and transfers from (to) other
   Sub-accounts or fixed rate option                  212,173         43,319       52,882        608,664
   Cost of insurance                                 (118,781)       (74,022)      (2,552)      (564,406)
   Policy loans                                       (12,883)        (4,107)          --       (189,961)
   Death benefits                                     (15,032)          (266)          --             --
   Withdrawals                                       (173,884)       (42,462)          --       (338,193)
                                                   ----------     ----------     --------     ----------
Increase (decrease) in net assets resulting
   from principal transactions                       (108,407)       (77,538)      50,330       (483,896)
                                                   ----------     ----------     --------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               111,094        171,882       85,936        290,632
NET ASSETS:
   Beginning of year                                1,863,341      1,075,229      127,221      5,606,988
                                                   ----------     ----------     --------     ----------
   End of year                                     $1,974,435     $1,247,111     $213,157     $5,897,620
                                                   ==========     ==========     ========     ==========

                             See accompanying notes.

                                    VA II-11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                           Sub-accounts
                                                  -------------------------------------------------------------
                                                     Dreyfus VIF     Fidelity VIP   Fidelity VIP   Fidelity VIP
                                                    Small Company   Asset Manager    Contrafund       Growth
                                                   Stock Portfolio   Portfolio -    Portfolio -    Portfolio -
                                                  - Initial Shares  Initial Class  Initial Class  Initial Class
                                                  ----------------  -------------  -------------  -------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                     $    (3,853)     $   67,665     $     4,509    $   (2,437)
   Net realized gain (loss) on investments             (204,931)         52,003         482,314       (52,395)
   Capital gain distributions from mutual funds         381,900          35,561         874,055         3,587
   Net change in unrealized appreciation
      (depreciation) of investments                     (56,499)         17,550        (711,523)    1,022,228
                                                    -----------      ----------     -----------    ----------
Increase (decrease) in net assets resulting
   from operations                                      116,617         172,779         649,355       970,983
                                                    -----------      ----------     -----------    ----------
PRINCIPAL TRANSACTIONS:
Net premiums and transfers from (to) other
   Sub-accounts or fixed rate option                 (1,462,575)        100,412         307,957       378,906
   Cost of insurance                                    (21,643)       (100,449)       (176,999)     (275,944)
   Policy loans                                              86         (27,663)        (17,126)     (111,193)
   Death benefits                                       (39,219)         (2,677)             --      (192,280)
   Withdrawals                                          (14,624)       (133,987)     (1,045,050)     (344,916)
                                                    -----------      ----------     -----------    ----------
Increase (decrease) in net assets resulting
   from principal transactions                       (1,537,975)       (164,364)       (931,218)     (545,427)
                                                    -----------      ----------     -----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (1,421,358)          8,415        (281,863)      425,556
NET ASSETS:
   Beginning of year                                  1,421,358       1,337,178       3,884,221     3,955,098
                                                    -----------      ----------     -----------    ----------
   End of year                                      $        --      $1,345,593     $ 3,602,358    $4,380,654
                                                    ===========      ==========     ===========    ==========
   For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                     $   (11,892)     $   25,384     $    20,024    $  (19,479)
   Net realized gain (loss) on investments               63,369          10,050         103,429      (137,757)
   Capital gain distributions from mutual funds         176,170              --         298,286            --
   Net change in unrealized appreciation
      (depreciation) of investments                     (87,368)         53,223         (49,891)      388,727
                                                    -----------      ----------     -----------    ----------
   Increase (decrease) in net assets resulting
      from operations                                   140,279          88,657         371,848       231,491
                                                    -----------      ----------     -----------    ----------
PRINCIPAL TRANSACTIONS:
Net premiums and transfers from (to) other
   Sub-accounts or fixed rate option                     67,186         141,889         616,458       410,149
   Cost of insurance                                    (88,229)       (114,919)       (173,834)     (305,019)
   Policy loans                                         (34,607)        (46,026)        (15,289)      (72,342)
   Death benefits                                            --              --              --            --
   Withdrawals                                          (83,286)       (192,703)       (237,709)     (306,928)
                                                    -----------      ----------     -----------    ----------
   Increase (decrease) in net assets resulting
      from principal transactions                      (138,936)       (211,759)        189,626      (274,140)
                                                    -----------      ----------     -----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,343        (123,102)        561,474       (42,649)
NET ASSETS:
   Beginning of year                                  1,420,015       1,460,280       3,322,747     3,997,747
                                                    -----------      ----------     -----------    ----------
   End of year                                      $ 1,421,358      $1,337,178     $ 3,884,221    $3,955,098
                                                    ===========      ==========     ===========    ==========

                             See accompanying notes.

                                    VA II-12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                         Sub-accounts
                                                  ----------------------------------------------------------
                                                                                 Fidelity VIP
                                                   Fidelity VIP   Fidelity VIP    Investment    Fidelity VIP
                                                   High Income     Index 500      Grade Bond    Money Market
                                                   Portfolio -    Portfolio -    Portfolio -    Portfolio -
                                                  Initial Class  Initial Class  Initial Class  Initial Class
                                                  -------------  -------------  -------------  -------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                     $ 42,820      $   30,770     $   29,959     $  102,097
   Net realized gain (loss) on investments             7,973          43,212         (8,082)            --
   Capital gain distributions from mutual funds           --              --             --             --
   Net change in unrealized appreciation
      (depreciation) of investments                  (39,757)        (18,162)        11,317             --
                                                    --------      ----------     ----------     ----------
Increase (decrease) in net assets resulting
   from operations                                    11,036          55,820         33,194        102,097
                                                    --------      ----------     ----------     ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option               30,367         540,869         95,495      1,217,294
   Cost of insurance                                 (34,345)        (48,608)       (53,805)      (159,705)
   Policy loans                                       (3,825)             --         (4,467)       (26,619)
   Death benefits                                    (28,411)             --             --            (16)
   Withdrawals                                       (23,721)       (273,758)       (38,717)      (263,564)
                                                    --------      ----------     ----------     ----------
Increase (decrease) in net assets resulting
   from principal transactions                       (59,935)        218,503         (1,494)       767,390
                                                    --------      ----------     ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (48,899)        274,323         31,700        869,487
NET ASSETS:
   Beginning of year                                 623,791         729,763        917,787      1,678,224
                                                    --------      ----------     ----------     ----------
   End of year                                      $574,892      $1,004,086     $  949,487     $2,547,711
                                                    ========      ==========     ==========     ==========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                     $ 41,298      $    6,462     $   31,745     $   73,655
   Net realized gain (loss) on investments           (19,336)         50,368        (10,259)            --
   Capital gain distributions from mutual funds           --              --          2,376             --
   Net change in unrealized appreciation
      (depreciation) of investments                   38,517          (8,140)         7,923             --
                                                    --------      ----------     ----------     ----------
Increase (decrease) in net assets resulting
   from operations                                    60,479          48,690         31,785         73,655
                                                    --------      ----------     ----------     ----------
PRINCIPAL TRANSACTIONS:
Net premiums and transfers from (to) other
   Sub-accounts or fixed rate option                  26,841         196,210         76,400        122,039
   Cost of insurance                                 (40,526)        (10,627)       (64,042)      (198,090)
   Policy loans                                       (6,272)             --         (7,024)       (17,626)
   Death benefits                                         --              --             --           (179)
   Withdrawals                                       (45,242)        (28,402)      (162,557)      (566,957)
                                                    --------      ----------     ----------     ----------
   Increase (decrease) in net assets resulting
      from principal transactions                    (65,199)        157,181       (157,223)      (660,813)
                                                    --------      ----------     ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (4,720)        205,871       (125,438)      (587,158)
NET ASSETS:
   Beginning of year                                 628,511         523,892      1,043,225      2,265,382
                                                    --------      ----------     ----------     ----------
   End of year                                      $623,791      $  729,763     $  917,787     $1,678,224
                                                    ========      ==========     ==========     ==========

                             See accompanying notes.

                                    VA II-13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                Sub-accounts
                                                  -----------------------------------------------------------------------
                                                                         Franklin          Franklin          Franklin
                                                                         Templeton        Templeton          Templeton
                                                     Fidelity VIP     Franklin Money  Templeton Foreign  Templeton Global
                                                  Overseas Portfolio   Market Fund -  Securities Fund -  Asset Allocation
                                                   - Initial Class        Class 1          Class 2        Fund - Class 1
                                                  ------------------  --------------  -----------------  ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                       $  20,007         $  14,137         $   3,016         $  86,427
   Net realized gain (loss) on investments               71,231                --             1,010            (6,589)
   Capital gain distributions from mutual funds          50,913                --            10,291           116,699
   Net change in unrealized appreciation
      (depreciation) of investments                     (21,059)               --            17,209          (152,714)
                                                      ---------         ---------         ---------         ---------
Increase (decrease) in net assets resulting from
   operations                                           121,092            14,137            31,526            43,823
                                                      ---------         ---------         ---------         ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                 129,085           134,787             4,247           160,387
   Cost of insurance                                    (41,307)          (13,180)           (2,901)          (13,422)
   Policy loans                                          (8,700)               --                --                (9)
   Death benefits                                            --                --                --                --
   Withdrawals                                          (54,243)         (137,070)               --           (13,044)
                                                      ---------         ---------         ---------         ---------
Increase (decrease) in net assets resulting from
   principal transactions                                24,835           (15,463)            1,346           133,912
                                                      ---------         ---------         ---------         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 145,927            (1,326)           32,872           177,735
NET ASSETS:
   Beginning of year                                    745,374           268,637           211,234           369,716
                                                      ---------         ---------         ---------         ---------
   End of year                                        $ 891,301         $ 267,311         $ 244,106         $ 547,451
                                                      =========         =========         =========         =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                       $     446         $   4,407         $   1,143         $  22,115
   Net realized gain (loss) on investments               73,269                --               522             2,553
   Capital gain distributions from mutual funds           4,885                --                --            21,305
   Net change in unrealized appreciation
      (depreciation) of investments                      38,169                --            34,512            16,889
                                                      ---------         ---------         ---------         ---------
Increase (decrease) in net assets resulting from
   operations                                           116,769             4,407            36,177            62,862
                                                      ---------         ---------         ---------         ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                  87,218           281,552             7,442            32,532
   Cost of insurance                                    (39,190)           (2,589)           (2,784)          (17,834)
   Policy loans                                         (12,154)               --                --            (4,910)
   Death benefits                                            --                --                --                --
   Withdrawals                                         (176,599)          (14,733)               --           (25,086)
                                                      ---------         ---------         ---------         ---------
Increase (decrease) in net assets resulting from
   principal transactions                              (140,725)          264,230             4,658           (15,298)
                                                      ---------         ---------         ---------         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (23,956)          268,637            40,835            47,564
NET ASSETS:
   Beginning of year                                    769,330                --           170,399           322,152
                                                      ---------         ---------         ---------         ---------
   End of year                                        $ 745,374         $ 268,637         $ 211,234         $ 369,716
                                                      =========         =========         =========         =========

                             See accompanying notes.

                                    VA II-14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                              Sub-accounts
                                                  ---------------------------------------------------------------------
                                                                                      Neuberger
                                                                                      Berman AMT
                                                                                   Lehman Brothers       Neuberger
                                                                   JPMorgan U.S.    Short Duration       Berman AMT
                                                  JPMorgan Bond   Large Cap Core   Bond Portfolio-  Partners Portfolio-
                                                    Portfolio    Equity Portfolio      Class I            Class I
                                                  -------------  ----------------  ---------------  -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                     $  8,788         $    250         $  2,934           $     156
   Net realized gain (loss) on investments              (317)           1,130              179              38,771
   Capital gain distributions from mutual funds           --               --               --              31,995
   Net change in unrealized appreciation
      (depreciation) of investments                   (7,712)          (1,771)           2,707             (48,619)
                                                    --------         --------         --------           ---------
Increase (decrease) in net assets resulting from
   operations                                            759             (391)           5,820              22,303
                                                    --------         --------         --------           ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option               22,751           35,184           17,563             206,417
   Cost of insurance                                  (8,297)          (4,401)          (6,410)           (199,276)
   Policy loans                                         (625)          (1,627)          (5,307)               (755)
   Death benefits                                         --               --               --                  --
   Withdrawals                                          (927)          (1,491)          (5,995)            (28,118)
                                                    --------         --------         --------           ---------
Increase (decrease) in net assets resulting from
   principal transactions                             12,902           27,665             (149)            (21,732)
                                                    --------         --------         --------           ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               13,661           27,274            5,671                 571
   NET ASSETS:
   Beginning of year                                 136,775           84,113          148,794             283,784
                                                    --------         --------         --------           ---------
   End of year                                      $150,436         $111,387         $154,465           $ 284,355
                                                    ========         ========         ========           =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                     $  4,454         $    156         $  3,407           $    (553)
   Net realized gain (loss) on investments            (1,472)             604              (65)             96,475
   Capital gain distributions from mutual funds          234               --               --              27,309
   Net change in unrealized appreciation
      (depreciation) of investments                    1,511           10,325            1,468             (91,438)
                                                    --------         --------         --------           ---------
Increase (decrease) in net assets resulting from
   operations                                          4,727           11,085            4,810              31,793
                                                    --------         --------         --------           ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option               13,484            8,487           13,861              88,099
   Cost of insurance                                 (15,109)          (7,041)          (8,944)           (218,046)
   Policy loans                                       (4,212)          (1,120)             (33)              8,245
   Death benefits                                         --               --               --              (8,819)
   Withdrawals                                        (3,726)            (109)              --              (9,599)
                                                    --------         --------         --------           ---------
Increase (decrease) in net assets resulting from
   principal transactions                             (9,563)             217            4,884            (140,120)
                                                    --------         --------         --------           ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (4,836)          11,302            9,694            (108,327)
NET ASSETS:
   Beginning of year                                 141,611           72,811          139,100             392,111
                                                    --------         --------         --------           ---------
   End of year                                      $136,775         $ 84,113         $148,794           $ 283,784
                                                    ========         ========         ========           =========

                             See accompanying notes.

                                    VA II-15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                               Sub-accounts
                                                  ---------------------------------------------------------------------
                                                     Oppenheimer       Oppenheimer     PIMCO VIT Real   PIMCO VIT Total
                                                  Global Securities    Main Street   Return Portfolio  Return Portfolio
                                                    Fund/VA - Non-   Fund/VA - Non-  - Administrative  - Administrative
                                                    Service Shares   Service Shares        Class             Class
                                                  -----------------  --------------  ----------------  ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                       $  3,351          $  1,237        $   74,481         $ 16,967
   Net realized gain (loss) on investments              48,661            33,206            (2,292)            (148)
   Capital gain distributions from mutual funds         31,171                --             4,705               --
   Net change in unrealized appreciation
      (depreciation) of investments                    (51,530)          (16,207)          101,439           15,373
                                                      --------          --------        ----------         --------
Increase (decrease) in net assets resulting from
   operations                                           31,653            18,236           178,333           32,192
                                                      --------          --------        ----------         --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                126,098           124,492           490,105          111,568
   Cost of insurance                                   (28,874)          (35,415)          (51,952)         (12,381)
   Policy loans                                         (8,614)           (7,988)               --               --
   Death benefits                                           --                --                --               --
   Withdrawals                                         (48,928)           (9,274)               --               --
                                                      --------          --------        ----------         --------
Increase (decrease) in net assets resulting from
   principal transactions                               39,682            71,815           438,153           99,187
                                                      --------          --------        ----------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 71,335            90,051           616,486          131,379
NET ASSETS:
   Beginning of year                                   657,015           637,225         1,429,920          306,160
                                                      --------          --------        ----------         --------
   End of year                                        $728,350          $727,276        $2,046,406         $437,539
                                                      ========          ========        ==========         ========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                       $  1,510          $  2,060        $   33,614         $  7,056
   Net realized gain (loss) on investments              32,747            23,303              (682)            (287)
   Capital gain distributions from mutual funds         31,413                --            36,320            1,322
   Net change in unrealized appreciation
      (depreciation) of investments                     30,898            55,459           (54,849)          (1,578)
                                                      --------          --------        ----------         --------
Increase (decrease) in net assets resulting from
   operations                                           96,568            80,822            14,403            6,513
                                                      --------          --------        ----------         --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                 96,738            68,755         1,221,645          176,510
   Cost of insurance                                   (39,238)          (53,914)          (11,764)          (3,239)
   Policy loans                                        (13,386)          (12,857)               --               --
   Death benefits                                           --                --                --               --
   Withdrawals                                         (41,875)          (60,428)               --               --
                                                      --------          --------        ----------         --------
Increase (decrease) in net assets resulting from
   principal transactions                                2,239           (58,444)        1,209,881          173,271
                                                      --------          --------        ----------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 98,807            22,378         1,224,284          179,784
NET ASSETS:
   Beginning of year                                   558,208           614,847           205,636          126,376
                                                      --------          --------        ----------         --------
   End of year                                        $657,015          $637,225        $1,429,920         $306,160
                                                      ========          ========        ==========         ========

                             See accompanying notes.

                                    VA II-16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                     Sub-accounts
                                                 -----------------------------------------------------------------------------------
                                                      SunAmerica           SunAmerica           SunAmerica         SunAmerica Blue
                                                   Agressive Growth     Alliance Growth    Balanced Portfolio -      Chip Growth
                                                 Portfolio - Class 1  Portfolio - Class 1        Class 1         Portfolio - Class 1
                                                 -------------------  -------------------  --------------------  -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                      $   (4,240)          $  (30,871)           $   34,861            $   (602)
   Net realized gain (loss) on investments               24,712              (60,134)               18,169               1,266
   Capital gain distributions from mutual funds              --                   --                    --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                     (16,839)             653,156                23,799              16,379
                                                     ----------           ----------            ----------            --------
Increase (decrease) in net assets resulting
   from operations                                        3,633              562,151                76,829              17,043
                                                     ----------           ----------            ----------            --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                 184,322              518,350                97,484              24,482
   Cost of insurance                                   (152,910)            (269,687)              (86,331)             (7,270)
   Policy loans                                        (181,786)             (83,848)                1,445                 (18)
   Death benefits                                        (3,657)             (26,166)               (7,108)                 --
   Withdrawals                                         (171,750)            (298,679)             (218,031)               (555)
                                                     ----------           ----------            ----------            --------
Increase (decrease) in net assets resulting
   from principal transactions                         (325,781)            (160,030)             (212,541)             16,639
                                                     ----------           ----------            ----------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (322,148)             402,121              (135,712)             33,682
NET ASSETS:
   Beginning of year                                  2,436,566            4,144,479             1,701,492             126,664
                                                     ----------           ----------            ----------            --------
   End of year                                       $2,114,418           $4,546,600            $1,565,780            $160,346
                                                     ==========           ==========            ==========            ========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                      $  (14,429)          $  (25,150)           $   32,806            $   (548)
   Net realized gain (loss) on investments              (36,879)             (93,800)              (23,341)              9,965
   Capital gain distributions from mutual funds              --                   --                    --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                     316,897              111,423               148,307              (2,815)
                                                     ----------           ----------            ----------            --------
Increase (decrease) in net assets resulting
   from operations                                      265,589               (7,527)              157,772               6,602
                                                     ----------           ----------            ----------            --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                 378,359              773,774               179,823              15,062
   Cost of insurance                                   (176,448)            (308,160)             (109,339)            (11,559)
   Policy loans                                         (49,510)             (64,082)              (17,716)                (16)
   Death benefits                                            --                   --                  (183)                 --
   Withdrawals                                          (95,829)            (247,435)             (104,546)               (779)
                                                     ----------           ----------            ----------            --------
Increase (decrease) in net assets resulting
   from principal transactions                           56,572              154,097               (51,961)              2,708
                                                     ----------           ----------            ----------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 322,161              146,570               105,811               9,310
NET ASSETS:
   Beginning of year                                  2,114,405            3,997,909             1,595,681             117,354
                                                     ----------           ----------            ----------            --------
   End of year                                       $2,436,566           $4,144,479            $1,701,492            $126,664
                                                     ==========           ==========            ==========            ========

                             See accompanying notes.

                                    VA II-17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                     Sub-accounts
                                                  --------------------------------------------------------------------------------
                                                                                                                    SunAmerica
                                                      SunAmerica         SunAmerica Cash        SunAmerica         Davis Venture
                                                    Capital Growth         Management         Corporate Bond     Value Portfolio -
                                                  Portfolio - Class 1  Portfolio - Class 1  Portfolio - Class 1       Class 1
                                                  -------------------  -------------------  -------------------  -----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                         $   141           $    70,204             $  9,483          $    4,247
   Net realized gain (loss) on investments                1,659                14,659                1,787             609,637
   Capital gain distributions from mutual funds              --                    --                   --             161,442
   Net change in unrealized appreciation
      (depreciation) of investments                       1,490                (2,147)               3,143            (565,943)
                                                        -------           -----------             --------          ----------
Increase (decrease) in net assets resulting from
   operations                                             3,290                82,716               14,413             209,383
                                                        -------           -----------             --------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                  30,910               374,926               14,732             227,701
   Cost of insurance                                     (1,515)             (175,101)             (22,078)           (157,308)
   Policy loans                                              --                   634                7,332            (176,389)
   Death benefits                                            --                  (896)                  --            (341,654)
   Withdrawals                                           (3,185)              (58,064)             (72,787)           (254,640)
                                                        -------           -----------             --------          ----------
Increase (decrease) in net assets resulting
   from principal transactions                           26,210               141,499              (72,801)           (702,290)
                                                        -------           -----------             --------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  29,500               224,215              (58,388)           (492,907)
NET ASSETS:
   Beginning of year                                     34,965             2,138,542              349,815           3,864,313
                                                        -------           -----------             --------          ----------
   End of year                                          $64,465           $ 2,362,757             $291,427          $3,371,406
                                                        =======           ===========             ========          ==========
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                         $  (138)          $    35,542             $ 12,204          $   10,233
   Net realized gain (loss) on investments                  760                39,042                1,344              57,402
   Capital gain distributions from mutual funds              --                    --                   --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                       4,043                26,342                3,034             417,015
                                                        -------           -----------             --------          ----------
Increase (decrease) in net assets resulting
   from operations                                        4,665               100,926               16,582             484,650
                                                        -------           -----------             --------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                   6,384               193,260               38,584             520,723
   Cost of insurance                                     (3,276)             (186,077)             (25,864)           (190,838)
   Policy loans                                              --                (4,909)              (1,761)            (68,462)
   Death benefits                                            --                  (230)                  --              (5,060)
   Withdrawals                                               --            (1,251,137)              (7,875)           (162,639)
                                                        -------           -----------             --------          ----------
Increase (decrease) in net assets resulting from
   principal transactions                                 3,108            (1,249,093)               3,084              93,724
                                                        -------           -----------             --------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   7,773            (1,148,167)              19,666             578,374
NET ASSETS:
   Beginning of year                                     27,192             3,286,709              330,149           3,285,939
                                                        -------           -----------             --------          ----------
   End of year                                          $34,965           $ 2,138,542             $349,815          $3,864,313
                                                        =======           ===========             ========          ==========

                             See accompanying notes.

                                    VA II-18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                    Sub-accounts
                                                  --------------------------------------------------------------------------------
                                                      SunAmerica                               SunAmerica           SunAmerica
                                                    "Dogs" of Wall        SunAmerica             Equity             Fundamental
                                                  Street Portfolio -   Emerging Markets       Opportunities     Growth Portfolio -
                                                        Class 1       Portfolio - Class 1  Portfolio - Class 1        Class 1
                                                  ------------------  -------------------  -------------------  ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                        $  6,527            $   22,538            $  4,309           $   (9,311)
   Net realized gain (loss) on investments               34,941               173,993              10,022              (37,086)
   Capital gain distributions from mutual funds          22,412               243,692              43,347                   --
   Net change in unrealized appreciation
      (depreciation) of investments                     (71,101)              177,551             (60,285)             210,618
                                                       --------            ----------            --------           ----------
Increase (decrease) in net assets resulting from
   operations                                            (7,221)              617,774              (2,607)             164,221
                                                       --------            ----------            --------           ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                  22,001               216,111              42,861              144,913
   Cost of insurance                                    (17,003)              (90,361)            (22,058)             (79,539)
   Policy loans                                             434               (24,715)               (637)             (13,047)
   Death benefits                                            --               (44,447)             (6,615)             (11,104)
   Withdrawals                                          (95,843)              (77,889)            (23,828)            (129,859)
                                                       --------            ----------            --------           ----------
Increase (decrease) in net assets resulting
   from principal transactions                          (90,411)              (21,301)            (10,277)             (88,636)
                                                       --------            ----------            --------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (97,632)              596,473             (12,884)              75,585
NET ASSETS:
   Beginning of year                                    453,099             1,533,989             442,172            1,196,134
                                                       --------            ----------            --------           ----------
   End of year                                         $355,467            $2,130,462            $429,288           $1,271,719
                                                       ========            ==========            ========           ==========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                        $  7,354            $    3,360            $  3,441           $   (8,005)
   Net realized gain (loss) on investments               14,927               129,159               6,184              (25,257)
   Capital gain distributions from mutual funds           6,998               227,331               4,516                   --
   Net change in unrealized appreciation
      (depreciation) of investments                      49,803               (12,069)             45,163               89,216
                                                       --------            ----------            --------           ----------
Increase (decrease) in net assets resulting
   from operations                                       79,082               347,781              59,304               55,954
                                                       --------            ----------            --------           ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                 (58,935)              294,232              39,725              184,153
   Cost of insurance                                    (19,301)              (73,685)            (26,877)             (79,663)
   Policy loans                                             (82)              (56,405)               (650)              (5,680)
   Death benefits                                            --                    --                  --                   --
   Withdrawals                                           (2,079)              (54,257)            (10,095)             (32,944)
                                                       --------            ----------            --------           ----------
Increase (decrease) in net assets resulting from
   principal transactions                               (80,397)              109,885               2,103               65,866
                                                       --------            ----------            --------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,315)              457,666              61,407              121,820
NET ASSETS:
   Beginning of year                                    454,414             1,076,323             380,765            1,074,314
                                                       --------            ----------            --------           ----------
   End of year                                         $453,099            $1,533,989            $442,172           $1,196,134
                                                       ========            ==========            ========           ==========

                             See accompanying notes.

                                    VA II-19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                    Sub-accounts
                                                  ----------------------------------------------------------------------------------
                                                                                                SunAmerica
                                                      SunAmerica           SunAmerica             Growth             SunAmerica
                                                      Global Bond        Global Equities       Opportunities        Growth-Income
                                                  Portfolio - Class 1  Portfolio - Class 1  Portfolio - Class 1  Portfolio - Class 1
                                                  -------------------  -------------------  -------------------  -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                        $    (951)            $  3,294             $   (918)           $    5,346
   Net realized gain (loss) on investments               (11,987)              49,952                2,343                79,721
   Capital gain distributions from mutual funds            2,609                   --                   --                    --
   Net change in unrealized appreciation
      (depreciation) of investments                       66,547               24,543               20,961               190,499
                                                       ---------             --------             --------            ----------
Increase (decrease) in net assets resulting from
   operations                                             56,218               77,789               22,386               275,566
                                                       ---------             --------             --------            ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                  119,825               90,716               20,313               199,090
   Cost of insurance                                    (199,568)             (45,015)              (4,100)             (132,633)
   Policy loans                                           (5,249)              (4,649)                  (8)              (26,271)
   Death benefits                                         (2,773)             (15,964)                  --                (5,155)
   Withdrawals                                            (7,240)             (34,583)              (3,741)             (223,657)
                                                       ---------             --------             --------            ----------
Increase (decrease) in net assets resulting
   from principal transactions                           (95,005)              (9,495)              12,464              (188,626)
                                                       ---------             --------             --------            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (38,787)              68,294               34,850                86,940
NET ASSETS:
   Beginning of year                                     613,094              700,708              107,192             2,809,050
                                                       ---------             --------             --------            ----------
   End of year                                         $ 574,307             $769,002             $142,042            $2,895,990
                                                       =========             ========             ========            ==========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                        $  45,720             $    966             $   (741)           $      130
   Net realized gain (loss) on investments                 8,570               22,990               11,718               (11,824)
   Capital gain distributions from mutual funds           10,262                   --                   --                    --
   Net change in unrealized appreciation
      (depreciation) of investments                      (47,397)             112,520               (1,948)              187,504
                                                       ---------             --------             --------            ----------
Increase (decrease) in net assets resulting
   from operations                                        17,155              136,476                9,029               175,810
                                                       ---------             --------             --------            ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                  260,478              111,157               14,599               275,624
   Cost of insurance                                    (169,789)             (45,299)              (6,866)             (184,071)
   Policy loans                                           (1,461)             (39,457)                  (3)              (57,709)
   Death benefits                                             --                   --                   --                    --
   Withdrawals                                           (34,527)             (73,798)                 641               (76,785)
                                                       ---------             --------             --------            ----------
Increase (decrease) in net assets resulting from
   principal transactions                                 54,701              (47,397)               8,371               (42,941)
                                                       ---------             --------             --------            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   71,856               89,079               17,400               132,869
NET ASSETS:
   Beginning of year                                     541,238              611,629               89,792             2,676,181
                                                       ---------             --------             --------            ----------
   End of year                                         $ 613,094             $700,708             $107,192            $2,809,050
                                                       =========             ========             ========            ==========

                             See accompanying notes.

                                    VA II-20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                      Sub-accounts
                                                  -------------------------------------------------------------------------------
                                                                            SunAmerica                               SunAmerica
                                                                           International         SunAmerica       Marsico Focused
                                                    SunAmerica High-        Diversified         International          Growth
                                                       Yield Bond      Equities Portfolio -   Growth and Income     Portfolio -
                                                  Portfolio - Class 1         Class 1        Portfolio - Class 1      Class 1
                                                  -------------------  --------------------  -------------------  ---------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                         $ 15,084             $ 11,822             $   12,472          $ (4,263)
   Net realized gain (loss) on investments                 5,568               96,797                 91,019            37,271
   Capital gain distributions from mutual funds               --                   --                174,375            39,294
   Net change in unrealized appreciation
      (depreciation) of investments                      (19,213)              16,597               (190,754)           21,729
                                                        --------             --------             ----------          --------
Increase (decrease) in net assets resulting from
   operations                                              1,439              125,216                 87,112            94,031
                                                        --------             --------             ----------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                   22,227              148,047                177,053           133,659
   Cost of insurance                                     (14,392)             (56,486)               (67,200)          (37,130)
   Policy loans                                             (411)             (58,091)               (12,552)           (7,355)
   Death benefits                                         (2,476)             (27,099)               (11,741)               --
   Withdrawals                                           (13,364)             (54,841)              (122,473)          (45,417)
                                                        --------             --------             ----------          --------
Increase (decrease) in net assets resulting
   from principal transactions                            (8,416)             (48,470)               (36,913)           43,757
                                                        --------             --------             ----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (6,977)              76,746                 50,199           137,788
NET ASSETS:
   Beginning of year                                     233,240              891,317              1,427,457           691,115
                                                        --------             --------             ----------          --------
   End of year                                          $226,263             $968,063             $1,477,656          $828,903
                                                        ========             ========             ==========          ========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                         $ 15,664             $ (2,399)            $    7,654          $ (4,709)
   Net realized gain (loss) on investments                 7,936               33,598                 34,037            14,031
   Capital gain distributions from mutual funds               --                   --                 15,667            38,802
   Net change in unrealized appreciation
      (depreciation) of investments                        5,468              133,517                224,511             1,078
                                                        --------             --------             ----------          --------
Increase (decrease) in net assets resulting
   from operations                                        29,068              164,716                281,869            49,202
                                                        --------             --------             ----------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                   32,816              124,444                113,636            99,201
   Cost of insurance                                     (19,258)             (56,829)               (66,370)          (58,850)
   Policy loans                                           (1,039)              (1,365)                (1,795)          (13,938)
   Death benefits                                         (7,623)                  --                     --                --
   Withdrawals                                            (5,470)             (43,759)               (17,486)           (7,839)
                                                        --------             --------             ----------          --------
Increase (decrease) in net assets resulting from
   principal transactions                                   (574)              22,491                 27,985            18,574
                                                        --------             --------             ----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   28,494              187,207                309,854            67,776
NET ASSETS:
   Beginning of year                                     204,746              704,110              1,117,603           623,339
                                                        --------             --------             ----------          --------
   End of year                                          $233,240             $891,317             $1,427,457          $691,115
                                                        ========             ========             ==========          ========

                             See accompanying notes.

                                    VA II-21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                 Sub-accounts
                                              ----------------------------------------------------------------------------------
                                                SunAmerica MFS
                                                 Massachusetts        SunAmerica MFS      SunAmerica Mid-Cap     SunAmerica Real
                                                Investors Trust        Total Return             Growth          Estate Portfolio
                                              Portfolio - Class 1   Portfolio - Class 1   Portfolio - Class 1       - Class 1
                                              -------------------   -------------------   -------------------   ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                    $   2,159            $   25,031            $  (15,025)         $    6,331
   Net realized gain (loss) on investments            46,725                28,710               (85,481)            118,634
   Capital gain distributions from mutual
      funds                                               --                62,140                    --             146,768
   Net change in unrealized appreciation
      (depreciation) of investments                   16,790               (73,137)              535,463            (422,725)
                                                   ---------            ----------            ----------          ----------
Increase (decrease) in net assets resulting
   from operations                                    65,674                42,744               434,957            (150,992)
                                                   ---------            ----------            ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
      other Sub-accounts or fixed rate
      option                                          51,243               152,902               327,894             126,274
   Cost of insurance                                 (42,932)              (79,635)             (163,963)            (40,607)
   Policy loans                                      (15,271)                3,928               (26,667)                370
   Death benefits                                    (21,124)                   --               (12,131)                 --
   Withdrawals                                      (128,242)              (34,031)             (189,435)           (160,753)
                                                   ---------            ----------            ----------          ----------
Increase (decrease) in net assets
   resulting from principal transactions            (156,326)               43,164               (64,302)            (74,716)
                                                   ---------            ----------            ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (90,652)               85,908               370,655            (225,708)
NET ASSETS:
   Beginning of year                                 717,065             1,250,559             2,716,026           1,067,258
                                                   ---------            ----------            ----------          ----------
   End of year                                     $ 626,413            $1,336,467            $3,086,681          $  841,550
                                                   =========            ==========            ==========          ==========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                    $    (188)           $   19,198            $  (19,593)         $    5,724
   Net realized gain (loss) on investments             3,228                39,637               (96,158)             89,928
   Capital gain distributions from mutual
      funds                                               --                39,260                    --              93,139
   Net change in unrealized appreciation
      (depreciation) of investments                   77,038                28,063               165,843              88,538
                                                   ---------            ----------            ----------          ----------
Increase (decrease) in net assets resulting
   from operations                                    80,078               126,158                50,092             277,329
                                                   ---------            ----------            ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option               87,171                48,017               413,784              (8,079)
   Cost of insurance                                 (47,573)              (87,970)             (208,740)            (49,501)
   Policy loans                                      (27,626)               (8,005)              (52,570)             (5,074)
   Death benefits                                         --               (12,195)               (6,814)                 --
   Withdrawals                                       (13,532)              (47,762)              (93,299)            (39,878)
                                                   ---------            ----------            ----------          ----------
Increase (decrease) in net assets resulting
   from principal transactions                        (1,560)             (107,915)               52,361            (102,532)
                                                   ---------            ----------            ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               78,518                18,243               102,453             174,797
NET ASSETS:
   Beginning of year                                 638,547             1,232,316             2,613,573             892,461
                                                   ---------            ----------            ----------          ----------
   End of year                                     $ 717,065            $1,250,559            $2,716,026          $1,067,258
                                                   =========            ==========            ==========          ==========

                             See accompanying notes.

                                    VA II-22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                  Sub-accounts
                                              ------------------------------------------------------------------------------------
                                                                                              SunAmerica          UIF Core Plus
                                                   SunAmerica            SunAmerica         Worldwide High        Fixed Income
                                                   Technology         Telecom Utility     Income Portfolio -   Portfolio - Class I
                                              Portfolio - Class 1   Portfolio - Class 1         Class 1              Shares
                                              -------------------   -------------------   ------------------   -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                    $ (1,060)             $  6,232               $  5,364            $    8,171
   Net realized gain (loss) on investments            4,049                10,017                  2,168                   578
   Capital gain distributions from mutual
      funds                                              --                    --                     --                    --
   Net change in unrealized appreciation
      (depreciation) of investments                  23,875                32,988                 (1,569)                  901
                                                   --------              --------               --------             ---------
Increase (decrease) in net assets resulting
   from operations                                   26,864                49,237                  5,963                 9,650
                                                   --------              --------               --------             ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
      other Sub-accounts or fixed rate
      option                                         30,690                87,583                 13,813                50,254
   Cost of insurance                                 (3,658)              (13,953)                (4,038)               (4,358)
   Policy loans                                         (46)               (4,075)               (44,620)                   --
   Death benefits                                        --                    --                 (2,282)                   --
   Withdrawals                                       (2,050)              (15,889)               (14,588)             (239,945)
                                                   --------              --------               --------             ---------
Increase (decrease) in net assets
   resulting from principal transactions             24,936                53,666                (51,715)             (194,049)
                                                   --------              --------               --------             ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS              51,800               102,903                (45,752)             (184,399)
NET ASSETS:
   Beginning of year                                115,056               241,019                134,424               184,399
                                                   --------              --------               --------             ---------
   End of year                                     $166,856              $343,922               $ 88,672             $      --
                                                   ========              ========               ========             =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                    $   (801)             $  5,241               $  8,627             $   7,485
   Net realized gain (loss) on investments            3,584                (5,161)                  (377)                   11
   Capital gain distributions from mutual
      funds                                              --                    --                     --                 1,115
   Net change in unrealized appreciation
      (depreciation) of investments                  (2,050)               43,018                  2,281                (2,284)
                                                   --------              --------               --------             ---------
Increase (decrease) in net assets resulting
   from operations                                      733                43,098                 10,531                 6,327
                                                   --------              --------               --------             ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option               9,636                62,872                 15,307                 2,197
   Cost of insurance                                 (7,303)              (12,645)                (4,218)               (3,639)
   Policy loans                                         (40)               (1,597)                  (171)                   --
   Death benefits                                        --                    --                     --                    --
   Withdrawals                                           --               (12,534)                    --               (24,956)
                                                   --------              --------               --------             ---------
Increase (decrease) in net assets resulting
   from principal transactions                        2,293                36,096                 10,918               (26,398)
                                                   --------              --------               --------             ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               3,026                79,194                 21,449               (20,071)
NET ASSETS:
   Beginning of year                                112,030               161,825                112,975               204,470
                                                   --------              --------               --------             ---------
   End of year                                     $115,056              $241,019               $134,424             $ 184,399
                                                   ========              ========               ========             =========

                             See accompanying notes.

                                    VA II-23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                               Sub-accounts
                                              ------------------------------------------------------------------------------
                                                 UIF Mid Cap        UIF Money Market      UIF U.S. Mid Cap   VALIC Company I
                                              Growth Portfolio -   Portfolio - Class I   Value Portfolio -    International
                                                Class I Shares           Shares            Class I Shares     Equities Fund
                                              ------------------   -------------------   -----------------   ---------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                    $   (901)             $      --           $   3,599         $   25,756
   Net realized gain (loss) on investments              452                     --             150,907              4,674
   Capital gain distributions from mutual
      funds                                           9,476                     --              96,646             27,125
   Net change in unrealized appreciation
      (depreciation) of investments                  29,323                     --            (184,065)            43,080
                                                   --------              ---------           ---------         ----------
Increase (decrease) in net assets resulting
   from operations                                   38,350                     --              67,087            100,635
                                                   --------              ---------           ---------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
      other Sub-accounts or fixed rate
      option                                         77,085                     --             126,340            514,220
   Cost of insurance                                 (7,784)                    --             (24,741)           (49,617)
   Policy loans                                          --                     --                  --                 --
   Death benefits                                        --                     --                  --                 --
   Withdrawals                                           --                     --            (686,668)                --
                                                   --------              ---------           ---------         ----------
Increase (decrease) in net assets
   resulting from principal transactions             69,301                     --            (585,069)           464,603
                                                   --------              ---------           ---------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             107,651                     --            (517,982)           565,238
NET ASSETS:
   Beginning of year                                119,627                     --             801,754            820,307
                                                   --------              ---------           ---------         ----------
   End of year                                     $227,278              $      --           $ 283,772         $1,385,545
                                                   ========              =========           =========         ==========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                    $   (115)             $   1,272           $  (1,192)        $    6,709
   Net realized gain (loss) on investments               85                     --              44,495              1,951
   Capital gain distributions from mutual
      funds                                              --                     --              78,007             32,819
   Net change in unrealized appreciation
      (depreciation) of investments                   6,177                     --               3,907             32,764
                                                   --------              ---------           ---------         ----------
Increase (decrease) in net assets resulting
   from operations                                    6,147                  1,272             125,217             74,243
                                                   --------              ---------           ---------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option             114,275               (119,905)            166,773            618,278
   Cost of insurance                                   (795)                  (679)            (12,432)            (6,864)
   Policy loans                                          --                     --                  --                 --
   Death benefits                                        --                     --                  --                 --
   Withdrawals                                           --                     --             (80,614)                --
                                                   --------              ---------           ---------         ----------
Increase (decrease) in net assets resulting
   from principal transactions                      113,480               (120,584)             73,727            611,414
                                                   --------              ---------           ---------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             119,627               (119,312)            198,944            685,657
NET ASSETS:
   Beginning of year                                     --                119,312             602,810            134,650
                                                   --------              ---------           ---------         ----------
   End of year                                     $119,627              $      --           $ 801,754         $  820,307
                                                   ========              =========           =========         ==========

                             See accompanying notes.

                                    VA II-24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                Sub-accounts
                                              ---------------------------------------------------------------------------
                                                                       Van Eck            Van Eck
                                              VALIC Company I         Worldwide        Worldwide Hard     Vanguard VIF
                                              Small Cap Index     Emerging Markets      Assets Fund -   Total Bond Market
                                                  Fund          Fund - Initial Class    Initial Class    Index Portfolio
                                              ---------------   --------------------   --------------   -----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                  $   2,848           $  (3,007)           $ (5,587)         $  4,599
   Net realized gain (loss) on investments             465             202,499              68,617               (57)
   Capital gain distributions from mutual
      funds                                         39,511             125,603              58,768                --
   Net change in unrealized appreciation
      (depreciation) of investments                (53,751)           (106,314)            130,455             4,135
                                                 ---------           ---------            --------          --------
Increase (decrease) in net assets resulting
   from operations                                 (10,927)            218,781             252,253             8,677
                                                 ---------           ---------            --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
      other Sub-accounts or fixed rate
      option                                       248,799             (65,310)            230,365            10,344
   Cost of insurance                               (21,268)            (33,938)            (35,981)           (2,242)
   Policy loans                                         --             (36,326)            (13,618)               --
   Death benefits                                       --             (59,611)                 --                --
   Withdrawals                                          --             (30,191)            (24,054)               --
                                                 ---------           ---------            --------          --------
Increase (decrease) in net assets
   resulting from principal transactions           227,531            (225,376)            156,712             8,102
                                                 ---------           ---------            --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS            216,604              (6,595)            408,965            16,779
NET ASSETS:
   Beginning of year                               294,032             665,847             433,611           132,009
                                                 ---------           ---------            --------          --------
   End of year                                   $ 510,636           $ 659,252            $842,576          $148,788
                                                 =========           =========            ========          ========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                  $  (1,491)          $  (1,875)           $ (3,270)         $  4,487
   Net realized gain (loss) on investments          58,798              19,917              17,259              (372)
   Capital gain distributions from mutual
      funds                                         11,607              43,916              20,244                --
   Net change in unrealized appreciation
      (depreciation) of investments                (43,785)            110,166              42,838               547
                                                 ---------           ---------            --------          --------
Increase (decrease) in net assets resulting
   from operations                                  25,129             172,124              77,071             4,662
                                                 ---------           ---------            --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option           (139,762)            113,607              51,823             2,698
   Cost of insurance                                (6,319)            (27,516)            (21,070)           (1,910)
   Policy loans                                         --                (749)             (1,271)               --
   Death benefits                                       --                  --                  --                --
   Withdrawals                                          --              (4,254)               (164)               --
                                                 ---------           ---------            --------          --------
Increase (decrease) in net assets resulting
   from principal transactions                    (146,081)             81,088              29,318               788
                                                 ---------           ---------            --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (120,952)            253,212             106,389             5,450
NET ASSETS:
   Beginning of year                               414,984             412,635             327,222           126,559
                                                 ---------           ---------            --------          --------
   End of year                                   $ 294,032           $ 665,847            $433,611          $132,009
                                                 =========           =========            ========          ========

                             See accompanying notes.

                                    VA II-25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account II (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual and group flexible premium variable universal life insurance policies issued by the Company. The Executive Advantage(SM) policy is currently offered by the Account. Gallery Life, Gemstone Life, Polaris Life, Polaris Survivorship Life, and the Variable Universal Life Policy are no longer offered. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Sub-accounts are as follows:

                   AIM Variable Insurance Funds ("AIM V.I."):
                  AIM V.I. Capital Appreciation Fund - Series I
                  AIM V.I. International Growth Fund - Series I

  AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein"):
      AllianceBernstein Americas Government Income Portfolio - Class A (1)
            AllianceBernstein Balanced Shares Portfolio - Class A (3)
                AllianceBernstein Global Bond Portfolio - Class A
       AllianceBernstein Global Dollar Government Portfolio - Class A (1)
             AllianceBernstein Global Technology Portfolio - Class A
             AllianceBernstein Growth and Income Portfolio - Class A
                  AllianceBernstein Growth Portfolio - Class A
              AllianceBernstein High Yield Portfolio - Class A (1)
       AllianceBernstein International Growth Portfolio - Class A (1) (4)
   AllianceBernstein International Research Growth Portfolio - Class A (1) (2)
             AllianceBernstein Large Cap Growth Portfolio - Class A
               AllianceBernstein Money Market Portfolio - Class A
          AllianceBernstein Real Estate Investment Portfolio - Class A
             AllianceBernstein Small Cap Growth Portfolio - Class A
 AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A (1)
              AllianceBernstein Utility Income Portfolio - Class A

       American Century Variable Portfolios, Inc. ("American Century VP"):
             American Century VP Capital Appreciation Fund - Class I
               American Century VP Income & Growth Fund - Class I
                American Century VP International Fund - Class I

                              Anchor Series Trust:
            Anchor Series Trust Asset Allocation Portfolio - Class 1
          Anchor Series Trust Capital Appreciation Portfolio - Class 1
       Anchor Series Trust Government and Quality Bond Portfolio - Class 1
                 Anchor Series Trust Growth Portfolio - Class 1
            Anchor Series Trust Natural Resources Portfolio - Class 1

            BlackRock Variable Series Funds, Inc. ("BlackRock"): (10)
                 BlackRock Basic Value V.I. Fund - Class I (10)
            BlackRock Fundamental Growth V.I. Fund - Class I (1) (10)
          BlackRock Government Income V.I. Fund - Class I (1) (9) (10)
           BlackRock Value Opportunities V.I. Fund - Class I (1) (10)

                     Credit Suisse Trust ("Credit Suisse"):
                  Credit Suisse Emerging Markets Portfolio (1)

                                    VA II-26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

               Credit Suisse Trust ("Credit Suisse") - continued:
                Credit Suisse Small Cap Core I Portfolio (1) (12)
                  Credit Suisse Global Small Cap Portfolio (1)
                 Credit Suisse International Focus Portfolio (1)
                   Credit Suisse Large Cap Value Portfolio (1)
                  Credit Suisse Mid-Cap Core Portfolio (1) (11)

                 Dreyfus Stock Index Fund, Inc. - Initial Shares

                Dreyfus Variable Investment Fund ("Dreyfus VIF"):
         Dreyfus VIF Small Company Stock Portfolio - Initial Shares (14)

          Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP"):
           Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class
             Fidelity(R) VIP Balanced Portfolio - Initial Class (1)
             Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
                Fidelity(R) VIP Growth Portfolio - Initial Class
              Fidelity(R) VIP High Income Portfolio - Initial Class
               Fidelity(R) VIP Index 500 Portfolio - Initial Class
         Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
             Fidelity(R) VIP Money Market Portfolio - Initial Class
               Fidelity(R) VIP Overseas Portfolio - Initial Class

  Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
           Franklin Templeton Franklin Money Market Fund - Class 1 (5)
  Franklin Templeton Templeton Developing Markets Securities Fund - Class 2 (1)
         Franklin Templeton Templeton Foreign Securities Fund - Class 2
       Franklin Templeton Templeton Global Asset Allocation Fund - Class 1
        Franklin Templeton Templeton Growth Securities Fund - Class 2 (1)

          Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"):
      Goldman Sachs VIT Strategic International Equity Fund - Institutional
                                 Shares (1) (13)
  Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares (1) (8)

                    J.P. Morgan Series Trust II ("JPMorgan"):
                             JPMorgan Bond Portfolio
                      JPMorgan Small Company Portfolio (1)
                  JPMorgan U.S. Large Cap Core Equity Portfolio

      Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):
      Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio -
                                  Class I (15)
                Neuberger Berman AMT Partners Portfolio - Class I

               Oppenheimer Variable Account Funds ("Oppenheimer"):
           Oppenheimer Global Securities Fund/VA - Non-Service Shares
              Oppenheimer Main Street Fund/VA - Non-Service Shares

                  PIMCO Variable Insurance Trust ("PIMCO VIT"):
            PIMCO VIT High Yield Portfolio - Administrative Class (1)
    PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class (1)
             PIMCO VIT Real Return Portfolio - Administrative Class
            PIMCO VIT Short-Term Portfolio - Administrative Class (1)
             PIMCO VIT Total Return Portfolio - Administrative Class

                                    VA II-27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

                     SunAmerica Series Trust ("SunAmerica"):
                SunAmerica Aggressive Growth Portfolio - Class 1
                 SunAmerica Alliance Growth Portfolio - Class 1
                  SunAmerica Balanced Portfolio - Class 1 (16)
                 SunAmerica Blue Chip Growth Portfolio - Class 1
               SunAmerica Capital Growth Portfolio - Class 1 (17)
                 SunAmerica Cash Management Portfolio - Class 1
                  SunAmerica Corporate Bond Portfolio - Class 1
               SunAmerica Davis Venture Value Portfolio - Class 1
              SunAmerica "Dogs" of Wall Street Portfolio - Class 1
                 SunAmerica Emerging Markets Portfolio - Class 1
            SunAmerica Equity Opportunities Portfolio - Class 1 (18)
             SunAmerica Fundamental Growth Portfolio - Class 1 (19)
                   SunAmerica Global Bond Portfolio - Class 1
                 SunAmerica Global Equities Portfolio - Class 1
               SunAmerica Growth Opportunities Portfolio - Class 1
                  SunAmerica Growth-Income Portfolio - Class 1
                 SunAmerica High-Yield Bond Portfolio - Class 1
        SunAmerica International Diversified Equities Portfolio - Class 1
         SunAmerica International Growth and Income Portfolio - Class 1
           SunAmerica Marsico Focused Growth Portfolio - Class 1 (20)
        SunAmerica MFS Massachusetts Investors Trust Portfolio - Class 1
                 SunAmerica MFS Total Return Portfolio - Class 1
               SunAmerica Mid-Cap Growth Portfolio - Class 1 (21)
                   SunAmerica Real Estate Portfolio - Class 1
                    SunAmerica Technology Portfolio - Class 1
                 SunAmerica Telecom Utility Portfolio - Class 1
              SunAmerica Worldwide High Income Portfolio - Class 1

                The Universal Institutional Funds, Inc. ("UIF"):
              UIF Core Plus Fixed Income Portfolio - Class I Shares
           UIF Emerging Markets Equity Portfolio - Class I Shares (1)
                  UIF High Yield Portfolio - Class I Shares (1)
                  UIF Mid Cap Growth Portfolio - Class I Shares
               UIF Money Market Portfolio - Class I Shares (1) (6)
                UIF Technology Portfolio - Class I Shares (1) (7)
                UIF U.S. Mid Cap Value Portfolio - Class I Shares

                                VALIC Company I:
                   VALIC Company I International Equities Fund
                     VALIC Company I Mid Cap Index Fund (1)
                      VALIC Company I Small Cap Index Fund

                 Van Eck Worldwide Insurance Trust ("Van Eck"):
             Van Eck Worldwide Emerging Markets Fund - Initial Class
               Van Eck Worldwide Hard Assets Fund - Initial Class

            Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF"):
                Vanguard(R) VIF Total Bond Market Index Portfolio
             Vanguard(R) VIF Total Stock Market Index Portfolio (1)

                                    VA II-28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(1)  Sub-accounts had no activity.

(2) Effective February 1, 2006, AllianceBernstein International Portfolio - Class A changed its name to AllianceBernstein International Research Growth Portfolio - Class A.

(3) Effective February 1, 2006, AllianceBernstein Total Return Portfolio - Class A changed its name to AllianceBernstein Balanced Shares Portfolio - Class A.

(4) Effective February 1, 2006, AllianceBernstein Worldwide Privatization Portfolio - Class A changed its name to AllianceBernstein International Growth Portfolio - Class A.

(5) Effective April 10, 2006, Franklin Templeton Franklin Money Market Fund - Class 1 became available as an investment option.

(6) Effective April 28, 2006, UIF Money Market Portfolio - Class I Shares was closed and liquidated.

(7) Effective April 28, 2006, UIF Technology Portfolio - Class I Shares was closed and liquidated.

(8) Effective May 1, 2006, Goldman Sachs CORE U.S. Equity Fund - Institutional Shares changed its name to Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.

(9) Effective October 2, 2006, Mercury Government Bond V.I. Fund - Class 1 changed its name to BlackRock Government Income V.I. Fund - Class 1.

(10) Effective October 2, 2006, Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock, Inc., the FAM Variable Series Funds, Inc. changed its name to BlackRock Variable Series Funds, Inc. and the Mercury funds changed their names to BlackRock funds.

(11) Effective December 1, 2006, Credit Suisse Mid-Cap Growth Portfolio changed its name to Credit Suisse Mid-Cap Core Portfolio.

(12) Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

(13) Effective April 30, 2007 Goldman Sachs International Equity Fund - Institutional Shares changed its name to Goldman Sachs VIT Strategic International Equity Fund - Institutional Shares

(14) Effective May 1, 2007, Dreyfus VIF Small Company Stock Portfolio - Initial Shares was closed and liquidated.

(15) Effective May 1, 2007, Neuberger Berman AMT Limited Maturity Bond Portfolio
     - Class 1 changed its name to Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio - Class 1.

(16) Effective May 1, 2007, SunAmerica SunAmerica Balanced Portfolio - Class 1 changed its name to SunAmerica Balanced Portfolio - Class 1.

(17) Effective May 1, 2007, SunAmerica Goldman Sachs Research Portfolio - Class 1 changed its name to SunAmerica Capital Growth Portfolio - Class 1.

(18) Effective May 1, 2007, SunAmerica Federated American Leaders Portfolio - Class 1 changed its name to SunAmerica Equity Opportunities Portfolio - Class 1.

(19) Effective May 1, 2007, SunAmerica Putnam Growth: Voyager Portfolio - Class 1 changed its name to SunAmerica Fundamental Growth Portfolio - Class 1.

(20) Effective May 1, 2007, SunAmerica Marsico Growth Portfolio - Class 1 changed its name to SunAmerica Marsico Focused Growth Portfolio - Class 1.

(21) Effective May 1, 2007, SunAmerica MFS Mid-Cap Growth Portfolio - Class 1 changed its name to SunAmerica Mid-Cap Growth Portfolio - Class 1.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust and SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Sub-accounts above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the appropriate policy prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

                                    VA II-29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Net premiums from the policies are allocated to the Sub-accounts and invested in the funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting policies followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investment in shares of Funds are stated at the net asset value of the respective portfolios as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Sub-account(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Sub-account(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Policy Charges

Deductions from premium payments - The deductions from each premium payment are for state premium taxes and for other expenses associated with selling and distributing the policy. A summary of sales charges for each policy follows:

Policies                                                Sales Charges
------------------------------------------   -----------------------------------
Variable Universal Life Policy and           5% of each premium payment plus the
Gallery Life                                 state specific premium taxes.

Executive Advantage                          The maximum charge is 9% of each
                                             premium payment.

Gemstone Life                                5% of each premium payment up to
                                             the target premium amount plus 2%
                                             of any premium paid in excess of
                                             the target premium amount for
                                             policy years 1-10. 3% of each
                                             premium payment up to the target
                                             premium amount plus 2% of any
                                             premium paid in excess of the
                                             target premium amount beginning in
                                             policy year 11.  The maximum charge
                                             is 8% of each premium payment.

Polaris Life and Polaris Survivorship Life   Currently 5% for the first 10
                                             policy years and 3% thereafter. The
                                             maximum charge allowed is 8% of
                                             each premium payment.

                                    VA II-30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Sub-accounts. A summary of the charges by policy follows:

                                              Mortality and
                                                 Expense        Mortality and
                                                Risk and           Expense
                                             Administrative       Risk and
                                             Charges Current   Administrative
                                                 Minimum       Charges Maximum
Policies                                       Annual Rate       Annual Rate
------------------------------------------   ---------------   ---------------
Variable Universal Life Policy and Gallery
   Life                                           0.90%             0.90%
Executive Advantage                               0.20%             1.00%
Gemstone Life                                     0.75%             0.90%
Polaris Life and Polaris Survivorship Life        0.75%             0.90%

Monthly administrative and expense charges - Monthly administrative charges are paid to the Company for the administrative services provided under the current policies. The Company may charge a maximum fee of $15 for the monthly administrative charge. The Company may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied against each $1,000 of base coverage. This charge varies according to the ages, gender and the premium classes of both of the contingent insurers, as well as the amount of coverage.

There may be an additional monthly administrative charge during the first policy year and the 12 months after an increase in face amount per insured. This charge will not exceed $25 a month per insured. The monthly administrative and expense charges are paid by redemption of units outstanding. Monthly administrative and expense charges are included with cost of insurance in the Statement of Changes in Net Assets under principal transactions.

Cost of insurance charge - Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charges are paid by redemption of units outstanding. Cost of insurance charges are included in the Statement of Changes in Net Assets under principal transactions.

Optional rider charges - Monthly charges are deducted if the policy owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. The rider charges are paid by redemption of units outstanding. Optional rider charges are included with cost of insurance in the Statement of Changes in Net Assets under principal transactions.

Transfer charges - A transfer charge of $25 may be assessed for each transfer in excess of twelve each policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net premiums and transfers from (to) other sub-accounts or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge is based on a table of charges and the premiums paid under the policy or the face amount of the policy (including increases and decreases in the face amount of the policy). For any partial surrender, the Company may charge a maximum transaction fee per policy equal to the lesser of 2% of the amount withdrawn or $25. The surrender and partial withdrawal charges are paid by redemption of units outstanding. Surrender and partial withdrawal charges are included with withdrawals in the Statement of Changes in Net Assets under principal transactions.

                                    VA II-31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

Policy loan - A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

                                    VA II-32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                Cost of    Proceeds
Sub-accounts                                                                   Purchases  from Sales
----------------------------------------------------------------------------  ----------  ----------
AIM V.I. Capital Appreciation Fund - Series I                                 $  109,024  $  127,931
AIM V.I. International Growth Fund - Series I                                    253,224     282,247
AllianceBernstein Balanced Shares Portfolio - Class A                             54,055     127,262
AllianceBernstein Global Bond Portfolio - Class A                                  3,781       6,988
AllianceBernstein Global Technology Portfolio - Class A                          161,549     384,144
AllianceBernstein Growth and Income Portfolio - Class A                        1,096,836   1,974,574
AllianceBernstein Growth Portfolio - Class A                                     172,629     444,143
AllianceBernstein Large Cap Growth Portfolio - Class A                           524,595   1,003,647
AllianceBernstein Money Market Portfolio - Class A                                 1,151       6,828
AllianceBernstein Real Estate Investment Portfolio - Class A                     309,698     140,142
AllianceBernstein Small Cap Growth Portfolio - Class A                           102,260      99,348
AllianceBernstein Utility Income Portfolio - Class A                              84,283      56,274
American Century VP Capital Appreciation Fund - Class I                           17,015      65,658
American Century VP Income & Growth Fund - Class I                                55,248      80,880
American Century VP International Fund - Class I                                 117,297     564,266
Anchor Series Trust Asset Allocation Portfolio - Class 1                         178,157      72,360
Anchor Series Trust Capital Appreciation Portfolio - Class 1                   1,247,825   1,323,247
Anchor Series Trust Government and Quality Bond Portfolio - Class 1              197,108     223,562
Anchor Series Trust Growth Portfolio - Class 1                                   358,037     275,219
Anchor Series Trust Natural Resources Portfolio - Class 1                        331,075     245,105
BlackRock Basic Value V.I. Fund - Class I                                         37,955       4,074
Dreyfus Stock Index Fund, Inc. - Initial Shares                                  475,670   1,244,429
Dreyfus VIF Small Company Stock Portfolio - Initial Shares                       474,560   1,634,489
Fidelity VIP Asset Manager Portfolio - Initial Class                             220,598     281,736
Fidelity VIP Contrafund Portfolio - Initial Class                              1,405,495   1,458,150
Fidelity VIP Growth Portfolio - Initial Class                                    258,114     802,391
Fidelity VIP High Income Portfolio - Initial Class                               118,457     135,572
Fidelity VIP Index 500 Portfolio - Initial Class                                 539,255     289,981
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                     156,366     127,901
Fidelity VIP Money Market Portfolio - Initial Class                            2,057,800   1,188,313
Fidelity VIP Overseas Portfolio - Initial Class                                  268,627     172,874
Franklin Templeton Franklin Money Market Fund - Class 1                          140,971     142,297
Franklin Templeton Templeton Foreign Securities Fund - Class 2                    18,777       4,126
Franklin Templeton Templeton Global Asset Allocation Fund - Class 1              365,402      28,364
JPMorgan Bond Portfolio                                                           31,497       9,808
JPMorgan U.S. Large Cap Core Equity Portfolio                                     32,732       4,817
Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio - Class I      20,259      17,474
Neuberger Berman AMT Partners Portfolio - Class I                                219,409     208,989
Oppenheimer Global Securities Fund/VA - Non-Service Shares                       171,514      97,309
Oppenheimer Main Street Fund/VA - Non-Service Shares                             172,656      99,604
PIMCO VIT Real Return Portfolio - Administrative Class                           547,328      29,989
PIMCO VIT Total Return Portfolio - Administrative Class                          121,641       5,486
SunAmerica Aggressive Growth Portfolio - Class 1                                 191,093     521,114
SunAmerica Alliance Growth Portfolio - Class 1                                   340,119     531,020
SunAmerica Balanced Portfolio - Class 1                                          195,881     373,560
SunAmerica Blue Chip Growth Portfolio - Class 1                                   21,822       5,785
SunAmerica Capital Growth Portfolio - Class 1                                     30,466       4,116
SunAmerica Cash Management Portfolio - Class 1                                   521,763     310,061
SunAmerica Corporate Bond Portfolio - Class 1                                     47,094     110,412
SunAmerica Davis Venture Value Portfolio - Class 1                               864,618   1,401,219
SunAmerica "Dogs" of Wall Street Portfolio - Class 1                             124,622     186,096
SunAmerica Emerging Markets Portfolio - Class 1                                  512,809     267,880

                                    VA II-33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                Cost of    Proceeds
Sub-accounts                                                                   Purchases  from Sales
----------------------------------------------------------------------------  ----------  ----------
SunAmerica Equity Opportunities Portfolio - Class 1                            $ 83,669    $ 46,291
SunAmerica Fundamental Growth Portfolio - Class 1                               134,099     232,046
SunAmerica Global Bond Portfolio - Class 1                                      192,668     286,015
SunAmerica Global Equities Portfolio - Class 1                                  106,555     112,756
SunAmerica Growth Opportunities Portfolio - Class 1                              21,066       9,521
SunAmerica Growth-Income Portfolio - Class 1                                    298,989     482,270
SunAmerica High-Yield Bond Portfolio - Class 1                                   41,448      34,780
SunAmerica International Diversified Equities Portfolio - Class 1               146,918     183,566
SunAmerica International Growth and Income Portfolio - Class 1                  373,681     223,745
SunAmerica Marsico Focused Growth Portfolio - Class 1                           193,519     114,732
SunAmerica MFS Massachusetts Investors Trust Portfolio - Class 1                 71,681     225,848
SunAmerica MFS Total Return Portfolio - Class 1                                 253,188     122,853
SunAmerica Mid-Cap Growth Portfolio - Class 1                                   255,172     334,498
SunAmerica Real Estate Portfolio - Class 1                                      342,003     263,620
SunAmerica Technology Portfolio - Class 1                                        44,653      20,777
SunAmerica Telecom Utility Portfolio - Class 1                                  105,370      45,473
SunAmerica Worldwide High Income Portfolio - Class 1                             22,301      68,651
UIF Core Plus Fixed Income Portfolio - Class I Shares                            58,662     244,539
UIF Mid Cap Growth Portfolio - Class I Shares                                    80,208       2,332
UIF U.S. Mid Cap Value Portfolio - Class I Shares                               218,533     703,358
VALIC Company I International Equities Fund                                     534,474      16,990
VALIC Company I Small Cap Index Fund                                            276,923       7,034
Van Eck Worldwide Emerging Markets Fund - Initial Class                         272,806     375,587
Van Eck Worldwide Hard Assets Fund - Initial Class                              312,408     102,516
Vanguard VIF Total Bond Market Index Portfolio                                   15,238       2,538

                                    VA II-34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2007.

                                                                                          Net Asset   Value of
                                                                                            Value     Shares at    Cost of
Sub-accounts                                                                    Shares    Per Share  Fair Value  Shares Held
----------------------------------------------------------------------------  ----------  ---------  ----------  -----------
AIM V.I. Capital Appreciation Fund - Series I                                     25,624   $ 29.37   $  752,584   $  574,204
AIM V.I. International Growth Fund - Series I                                     47,285     33.63    1,590,198      962,200
AllianceBernstein Balanced Shares Portfolio - Class A                             13,165     19.93      262,373      252,730
AllianceBernstein Global Bond Portfolio - Class A                                  4,199     12.37       51,944       52,539
AllianceBernstein Global Technology Portfolio - Class A                          100,687     20.71    2,085,235    1,420,937
AllianceBernstein Growth and Income Portfolio - Class A                          131,487     26.82    3,526,488    3,047,379
AllianceBernstein Growth Portfolio - Class A                                     130,539     22.91    2,990,651    2,523,894
AllianceBernstein Large Cap Growth Portfolio - Class A                            38,427     30.61    1,176,242      904,579
AllianceBernstein Money Market Portfolio - Class A                                23,189      1.00       23,189       23,189
AllianceBernstein Real Estate Investment Portfolio - Class A                      43,664     16.23      708,672      823,016
AllianceBernstein Small Cap Growth Portfolio - Class A                            30,732     15.48      475,730      396,460
AllianceBernstein Utility Income Portfolio - Class A                              10,422     29.73      309,854      221,904
American Century VP Capital Appreciation Fund - Class I                           12,048     15.98      192,530      111,996
American Century VP Income & Growth Fund - Class I                                33,462      8.46      283,091      250,803
Anchor Series Trust Asset Allocation Portfolio - Class 1                          38,022     16.39      623,068      569,608
Anchor Series Trust Capital Appreciation Portfolio - Class 1                     105,726     46.19    4,883,468    3,555,057
Anchor Series Trust Government and Quality Bond Portfolio - Class 1               48,257     15.05      726,076      720,259
Anchor Series Trust Growth Portfolio - Class 1                                    71,919     28.06    2,017,728    1,819,947
Anchor Series Trust Natural Resources Portfolio - Class 1                         25,123     69.52    1,746,629    1,002,278
BlackRock Basic Value V.I. Fund - Class I                                         15,822     13.86      219,289      241,709
Dreyfus Stock Index Fund, Inc. - Initial Shares                                  142,612     37.40    5,333,695    4,354,821
Fidelity VIP Asset Manager Portfolio - Initial Class                              81,207     16.57    1,345,593    1,150,527
Fidelity VIP Contrafund Portfolio - Initial Class                                129,117     27.90    3,602,358    3,523,124
Fidelity VIP Growth Portfolio - Initial Class                                     97,089     45.12    4,380,654    3,318,861
Fidelity VIP High Income Portfolio - Initial Class                                96,136      5.98      574,892      615,498
Fidelity VIP Index 500 Portfolio - Initial Class                                   6,122    164.02    1,004,087      973,056
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                      74,411     12.76      949,487      941,156
Fidelity VIP Money Market Portfolio - Initial Class                            2,547,711      1.00    2,547,711    2,547,711
Fidelity VIP Overseas Portfolio - Initial Class                                   35,201     25.32      891,301      723,870
Franklin Templeton Franklin Money Market Fund - Class 1                          267,311      1.00      267,311      267,311
Franklin Templeton Templeton Foreign Securities Fund - Class 2                    12,055     20.25      244,106      181,666
Franklin Templeton Templeton Global Asset Allocation Fund - Class 1               37,115     14.75      547,451      668,702
JPMorgan Bond Portfolio                                                           13,456     11.18      150,435      156,992
JPMorgan U.S. Large Cap Core Equity Portfolio                                      7,054     15.79      111,387       94,573
Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio - Class I      11,882     13.00      154,466      153,102
Neuberger Berman AMT Partners Portfolio - Class I                                 13,691     20.77      284,355      294,601
Oppenheimer Global Securities Fund/VA - Non-Service Shares                        19,900     36.60      728,350      587,088
Oppenheimer Main Street Fund/VA - Non-Service Shares                              28,398     25.61      727,276      586,857
PIMCO VIT Real Return Portfolio - Administrative Class                           162,801     12.57    2,046,406    2,004,366
PIMCO VIT Total Return Portfolio - Administrative Class                           41,710     10.49      437,539      425,876
SunAmerica Aggressive Growth Portfolio - Class 1                                 170,418     12.41    2,114,419    1,593,634
SunAmerica Alliance Growth Portfolio - Class 1                                   179,898     25.27    4,546,600    3,499,344
SunAmerica Balanced Portfolio - Class 1                                          102,005     15.35    1,565,780    1,377,199
SunAmerica Blue Chip Growth Portfolio - Class 1                                   20,305      7.90      160,346      133,754
SunAmerica Capital Growth Portfolio - Class 1                                      6,438     10.01       64,465       54,065
SunAmerica Cash Management Portfolio - Class 1                                   211,361     11.18    2,362,757    2,315,419
SunAmerica Corporate Bond Portfolio - Class 1                                     24,438     11.93      291,427      289,515
SunAmerica Davis Venture Value Portfolio - Class 1                               103,039     32.72    3,371,406    2,779,540
SunAmerica "Dogs" of Wall Street Portfolio - Class 1                              33,514     10.61      355,467      365,087
SunAmerica Emerging Markets Portfolio - Class 1                                  102,336     20.82    2,130,463    1,441,631
SunAmerica Equity Opportunities Portfolio - Class 1                               25,310     16.96      429,288      392,521

                                    VA II-35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2007.

                                                                                          Net Asset   Value of
                                                                                            Value     Shares at    Cost of
Sub-accounts                                                                    Shares    Per Share  Fair Value  Shares Held
----------------------------------------------------------------------------  ----------  ---------  ----------  -----------
SunAmerica Fundamental Growth Portfolio - Class 1                                67,737     $18.77   $1,271,719   $  963,431
SunAmerica Global Bond Portfolio - Class 1                                       48,398      11.87      574,307      539,151
SunAmerica Global Equities Portfolio - Class 1                                   42,532      18.08      769,001      515,436
SunAmerica Growth Opportunities Portfolio - Class 1                              18,800       7.56      142,042      112,522
SunAmerica Growth-Income Portfolio - Class 1                                     96,859      29.90    2,895,990    2,156,196
SunAmerica High-Yield Bond Portfolio - Class 1                                   32,080       7.05      226,263      228,633
SunAmerica International Diversified Equities Portfolio - Class 1                79,258      12.21      968,063      660,449
SunAmerica International Growth and Income Portfolio - Class 1                   94,005      15.72    1,477,657    1,189,409
SunAmerica Marsico Focused Growth Portfolio - Class 1                            61,243      13.53      828,902      665,804
SunAmerica MFS Massachusetts Investors Trust Portfolio - Class 1                 41,171      15.21      626,413      452,696
SunAmerica MFS Total Return Portfolio - Class 1                                  76,941      17.37    1,336,467    1,311,920
SunAmerica Mid-Cap Growth Portfolio - Class 1                                   275,697      11.20    3,086,681    2,219,476
SunAmerica Real Estate Portfolio - Class 1                                       48,165      17.47      841,550      941,888
SunAmerica Technology Portfolio - Class 1                                        51,612       3.23      166,856      139,558
SunAmerica Telecom Utility Portfolio - Class 1                                   26,919      12.78      343,922      273,237
SunAmerica Worldwide High Income Portfolio - Class 1                             11,684       7.59       88,673       89,206
UIF Mid Cap Growth Portfolio - Class I Shares                                    15,588      14.58      227,278      191,778
UIF U.S. Mid Cap Value Portfolio - Class I Shares                                14,849      19.11      283,772      296,984
VALIC Company I International Equities Fund                                     129,008      10.74    1,385,545    1,294,831
VALIC Company I Small Cap Index Fund                                             31,736      16.09      510,636      555,484
Van Eck Worldwide Emerging Markets Fund - Initial Class                          23,783      27.72      659,252      493,886
Van Eck Worldwide Hard Assets Fund - Initial Class                               20,456      41.19      842,576      535,143
Vanguard VIF Total Bond Market Index Portfolio                                   12,893      11.54      148,788      145,183

                                    VA II-36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2007.

                                                                        Accumulation    Accumulation    Net Increase
Sub-accounts                                                            Units Issued   Units Redeemed    (Decrease)
---------------------------------------------------------------------   ------------   --------------   ------------
1 AIM V.I. Capital Appreciation Fund - Series I                             4,034          (5,006)           (972)
6 AIM V.I. Capital Appreciation Fund - Series I                             3,310          (3,103)            207
1 AIM V.I. International Growth Fund - Series I                             8,302          (6,736)          1,566
6 AIM V.I. International Growth Fund - Series I                             2,070          (4,792)         (2,722)
1 AllianceBernstein Balanced Shares Portfolio - Class A                     1,949          (8,051)         (6,102)
2 AllianceBernstein Balanced Shares Portfolio - Class A                        --             (20)            (20)
1 AllianceBernstein Global Bond Portfolio - Class A                           274            (589)           (315)
3 AllianceBernstein Global Technology Portfolio - Class A                   9,308         (19,342)        (10,034)
6 AllianceBernstein Global Technology Portfolio - Class A                   7,311          (9,915)         (2,604)
3 AllianceBernstein Growth and Income Portfolio - Class A                   5,978         (19,019)        (13,041)
5 AllianceBernstein Growth and Income Portfolio - Class A                   4,723         (56,321)        (51,598)
5 AllianceBernstein Growth and Income Portfolio - Class A                     897         (10,017)         (9,120)
5 AllianceBernstein Growth and Income Portfolio - Class A                  12,207            (253)         11,954
3 AllianceBernstein Growth Portfolio - Class A                             11,388         (21,577)        (10,189)
1 AllianceBernstein Large Cap Growth Portfolio - Class A                    6,246          (9,695)         (3,449)
2 AllianceBernstein Large Cap Growth Portfolio - Class A                       38             (45)             (7)
5 AllianceBernstein Large Cap Growth Portfolio - Class A                    1,059         (26,010)        (24,951)
5 AllianceBernstein Large Cap Growth Portfolio - Class A                      138          (5,267)         (5,129)
6 AllianceBernstein Large Cap Growth Portfolio - Class A                    4,475          (5,765)         (1,290)
2 AllianceBernstein Money Market Portfolio - Class A                            1            (526)           (525)
2 AllianceBernstein Real Estate Investment Portfolio - Class A                 --             (31)            (31)
6 AllianceBernstein Real Estate Investment Portfolio - Class A              2,931          (2,483)            448
1 AllianceBernstein Small Cap Growth Portfolio - Class A                    3,340          (2,810)            530
6 AllianceBernstein Utility Income Portfolio - Class A                      4,103          (2,510)          1,593
6 American Century VP Capital Appreciation Fund - Class I                     966          (4,292)         (3,326)
6 American Century VP Income & Growth Fund - Class I                        2,810          (5,008)         (2,198)
5 American Century VP International Fund - Class I                          9,940         (30,520)        (20,580)
5 American Century VP International Fund - Class I                             88          (4,195)         (4,107)
4 Anchor Series Trust Asset Allocation Portfolio - Class 1                  9,973          (5,213)          4,760
4 Anchor Series Trust Capital Appreciation Portfolio - Class 1             19,808         (49,825)        (30,017)
6 Anchor Series Trust Capital Appreciation Portfolio - Class 1              9,428         (13,140)         (3,712)
4 Anchor Series Trust Government and Quality Bond Portfolio - Class 1      11,606         (14,984)         (3,378)
4 Anchor Series Trust Growth Portfolio - Class 1                           11,153         (15,135)         (3,982)
6 Anchor Series Trust Growth Portfolio - Class 1                            3,924         (10,904)         (6,980)
4 Anchor Series Trust Natural Resources Portfolio - Class 1                 3,583          (1,053)          2,530
6 Anchor Series Trust Natural Resources Portfolio - Class 1                   936          (3,902)         (2,966)
5 BlackRock Basic Value V.I. Fund - Class I                                   389            (160)            229
1 Dreyfus Stock Index Fund, Inc. - Initial Shares                          14,871         (33,773)        (18,902)
6 Dreyfus Stock Index Fund, Inc. - Initial Shares                          13,151         (39,371)        (26,220)
1 Dreyfus VIF Small Company Stock Portfolio - Initial Shares                  861         (45,347)        (44,486)
6 Dreyfus VIF Small Company Stock Portfolio - Initial Shares                1,570         (49,830)        (48,260)
1 Fidelity VIP Asset Manager Portfolio - Initial Class                      3,927         (11,850)         (7,923)
6 Fidelity VIP Asset Manager Portfolio - Initial Class                      3,165          (3,094)             71
1 Fidelity VIP Contrafund Portfolio - Initial Class                         7,772          (8,627)           (855)
5 Fidelity VIP Contrafund Portfolio - Initial Class                            --         (52,935)        (52,935)
5 Fidelity VIP Contrafund Portfolio - Initial Class                           451          (9,609)         (9,158)
6 Fidelity VIP Contrafund Portfolio - Initial Class                         7,337         (14,520)         (7,183)
5 Fidelity VIP Contrafund Portfolio - Initial Class                        12,980            (269)         12,711
1 Fidelity VIP Growth Portfolio - Initial Class                            14,280         (37,631)        (23,351)
6 Fidelity VIP Growth Portfolio - Initial Class                             8,975          (6,016)          2,959
1 Fidelity VIP High Income Portfolio - Initial Class                        2,607          (6,674)         (4,067)
6 Fidelity VIP High Income Portfolio - Initial Class                        1,193          (1,286)            (93)

                                    VA II-37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2007.

                                                                        Accumulation    Accumulation    Net Increase
Sub-accounts                                                            Units Issued   Units Redeemed    (Decrease)
---------------------------------------------------------------------   ------------   --------------   ------------
5 Fidelity VIP Index 500 Portfolio - Initial Class                          5,965         (20,313)        (14,348)
5 Fidelity VIP Index 500 Portfolio - Initial Class                          9,426          (2,929)          6,497
5 Fidelity VIP Index 500 Portfolio - Initial Class                         26,254            (542)         25,712
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class              3,727          (3,842)           (115)
6 Fidelity VIP Investment Grade Bond Portfolio - Initial Class              2,132          (1,980)            152
1 Fidelity VIP Money Market Portfolio - Initial Class                      31,398          (7,688)         23,710
6 Fidelity VIP Money Market Portfolio - Initial Class                      65,015         (27,023)         37,992
1 Fidelity VIP Overseas Portfolio - Initial Class                           5,122          (4,132)            990
5 Franklin Templeton Franklin Money Market Fund - Class 1                   3,555         (11,790)         (8,235)
5 Franklin Templeton Franklin Money Market Fund - Class 1                      66          (2,346)         (2,280)
5 Franklin Templeton Franklin Money Market Fund - Class 1                   9,662            (193)          9,469
5 Franklin Templeton Templeton Foreign Securities Fund - Class 2              273            (167)            106
6 Franklin Templeton Templeton Global Asset Allocation Fund - Class 1       9,676          (1,545)          8,131
6 JPMorgan Bond Portfolio                                                   1,799            (801)            998
6 JPMorgan U.S. Large Cap Core Equity Portfolio                             3,121            (558)          2,563
6 Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio
   - Class I                                                                1,001          (1,021)            (20)
6 Neuberger Berman AMT Partners Portfolio - Class I                        12,946         (14,393)         (1,447)
6 Oppenheimer Global Securities Fund/VA - Non-Service Shares                8,489          (5,912)          2,577
6 Oppenheimer Main Street Fund/VA - Non-Service Shares                      9,315          (3,701)          5,614
5 PIMCO VIT Real Return Portfolio - Administrative Class                   33,654          (1,690)         31,964
5 PIMCO VIT Real Return Portfolio - Administrative Class                    8,286            (164)          8,122
5 PIMCO VIT Total Return Portfolio - Administrative Class                   1,633            (191)          1,442
5 PIMCO VIT Total Return Portfolio - Administrative Class                   8,094            (162)          7,932
4 SunAmerica Aggressive Growth Portfolio - Class 1                         21,844         (42,667)        (20,823)
6 SunAmerica Aggressive Growth Portfolio - Class 1                          5,003          (9,410)         (4,407)
4 SunAmerica Alliance Growth Portfolio - Class 1                           54,720         (71,739)        (17,019)
6 SunAmerica Alliance Growth Portfolio - Class 1                            9,030          (8,807)            223
4 SunAmerica Balanced Portfolio - Class 1                                  14,537         (26,735)        (12,198)
6 SunAmerica Balanced Portfolio - Class 1                                   5,400         (13,737)         (8,337)
4 SunAmerica Blue Chip Growth Portfolio - Class 1                           3,433          (1,121)          2,312
4 SunAmerica Capital Growth Portfolio - Class 1                             3,343            (576)          2,767
4 SunAmerica Cash Management Portfolio - Class 1                           31,944         (20,128)         11,816
4 SunAmerica Corporate Bond Portfolio - Class 1                             2,115          (6,890)         (4,775)
4 SunAmerica Davis Venture Value Portfolio - Class 1                       14,171         (42,395)        (28,224)
4 SunAmerica "Dogs" of Wall Street Portfolio - Class 1                      2,047          (8,493)         (6,446)
4 SunAmerica Emerging Markets Portfolio - Class 1                           6,628          (7,262)           (634)
4 SunAmerica Equity Opportunities Portfolio - Class 1                       3,913          (4,715)           (802)
4 SunAmerica Fundamental Growth Portfolio - Class 1                        19,996         (30,567)        (10,571)
4 SunAmerica Global Bond Portfolio - Class 1                                2,145          (9,913)         (7,768)
6 SunAmerica Global Bond Portfolio - Class 1                               15,492         (14,568)            924
4 SunAmerica Global Equities Portfolio - Class 1                            7,388          (8,074)           (686)
4 SunAmerica Growth Opportunities Portfolio - Class 1                       3,250          (1,339)          1,911
4 SunAmerica Growth-Income Portfolio - Class 1                             21,116         (25,432)         (4,316)
6 SunAmerica Growth-Income Portfolio - Class 1                             10,547         (24,044)        (13,497)
4 SunAmerica High-Yield Bond Portfolio - Class 1                            1,417          (1,970)           (553)
4 SunAmerica International Diversified Equities Portfolio - Class 1         7,734         (11,920)         (4,186)
4 SunAmerica International Growth and Income Portfolio - Class 1           10,166         (12,623)         (2,457)
6 SunAmerica Marsico Focused Growth Portfolio - Class 1                     9,532          (6,108)          3,424
4 SunAmerica MFS Massachusetts Investors Trust Portfolio - Class 1          5,812         (19,297)        (13,485)
4 SunAmerica MFS Total Return Portfolio - Class 1                          10,034          (7,427)          2,607
4 SunAmerica Mid-Cap Growth Portfolio - Class 1                            23,755         (26,281)         (2,526)
6 SunAmerica Mid-Cap Growth Portfolio - Class 1                            16,357         (21,103)         (4,746)

                                    VA II-38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2007.

                                                                        Accumulation    Accumulation    Net Increase
Sub-accounts                                                            Units Issued   Units Redeemed    (Decrease)
---------------------------------------------------------------------   ------------   --------------   ------------
4 SunAmerica Real Estate Portfolio - Class 1                                3,620          (5,916)         (2,296)
4 SunAmerica Technology Portfolio - Class 1                                11,372          (2,180)          9,192
4 SunAmerica Telecom Utility Portfolio - Class 1                            6,910          (2,575)          4,335
4 SunAmerica Worldwide High Income Portfolio - Class 1                        893          (4,029)         (3,136)
5 UIF Core Plus Fixed Income Portfolio - Class I Shares                     6,378         (20,156)        (13,778)
5 UIF Core Plus Fixed Income Portfolio - Class I Shares                        97          (3,457)         (3,360)
5 UIF Mid Cap Growth Portfolio - Class I Shares                             6,506            (137)          6,369
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                         7,138         (46,731)        (39,593)
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                           147          (6,583)         (6,436)
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                         8,442            (179)          8,263
5 VALIC Company I International Equities Fund                               7,752            (217)          7,535
5 VALIC Company I International Equities Fund                              28,436            (593)         27,843
5 VALIC Company I Small Cap Index Fund                                      9,455            (187)          9,268
5 VALIC Company I Small Cap Index Fund                                      6,502            (134)          6,368
1 Van Eck Worldwide Emerging Markets Fund - Initial Class                   1,080          (9,225)         (8,145)
1 Van Eck Worldwide Hard Assets Fund - Initial Class                        6,919          (1,670)          5,249
5 Vanguard VIF Total Bond Market Index Portfolio                              887            (148)            739

                                    VA II-39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                        Accumulation    Accumulation    Net Increase
Sub-accounts                                                            Units Issued   Units Redeemed    (Decrease)
---------------------------------------------------------------------   ------------   --------------   ------------
1 AIM V.I. Capital Appreciation Fund - Series I                             4,728          (6,640)         (1,912)
6 AIM V.I. Capital Appreciation Fund - Series I                             3,658          (4,075)           (417)
1 AIM V.I. International Growth Fund - Series I                             4,503          (8,870)         (4,367)
6 AIM V.I. International Growth Fund - Series I                             5,151          (2,985)          2,166
1 AllianceBernstein Balanced Shares Portfolio - Class A                     2,893          (9,548)         (6,655)
2 AllianceBernstein Balanced Shares Portfolio - Class A                        --            (215)           (215)
1 AllianceBernstein Global Bond Portfolio - Class A                           266            (487)           (221)
2 AllianceBernstein Global Dollar Government Portfolio - Class A               --             (16)            (16)
3 AllianceBernstein Global Technology Portfolio - Class A                  13,015         (20,180)         (7,165)
6 AllianceBernstein Global Technology Portfolio - Class A                   9,499          (7,003)          2,496
3 AllianceBernstein Growth and Income Portfolio - Class A                   7,891         (16,862)         (8,971)
5 AllianceBernstein Growth and Income Portfolio - Class A                  59,210          (7,612)         51,598
5 AllianceBernstein Growth and Income Portfolio - Class A                   4,399         (42,017)        (37,618)
5 AllianceBernstein Growth and Income Portfolio - Class A                  21,002            (149)         20,853
3 AllianceBernstein Growth Portfolio - Class A                             13,614         (20,704)         (7,090)
1 AllianceBernstein Large Cap Growth Portfolio - Class A                    7,427          (7,493)            (66)
2 AllianceBernstein Large Cap Growth Portfolio - Class A                       56            (700)           (644)
5 AllianceBernstein Large Cap Growth Portfolio - Class A                   28,631          (3,680)         24,951
5 AllianceBernstein Large Cap Growth Portfolio - Class A                      207         (22,063)        (21,856)
6 AllianceBernstein Large Cap Growth Portfolio - Class A                    5,791          (5,517)            274
2 AllianceBernstein Money Market Portfolio - Class A                           --            (483)           (483)
2 AllianceBernstein Real Estate Investment Portfolio - Class A                 --             (29)            (29)
6 AllianceBernstein Real Estate Investment Portfolio - Class A              3,032          (2,243)            789
1 AllianceBernstein Small Cap Growth Portfolio - Class A                    4,175         (12,268)         (8,093)
2 AllianceBernstein Small Cap Growth Portfolio - Class A                       27          (1,338)         (1,311)
2 AllianceBernstein U.S. Government/High Grade Securities Portfolio
   - Class A                                                                   --             (40)            (40)
2 AllianceBernstein Utility Income Portfolio - Class A                         --             (32)            (32)
6 AllianceBernstein Utility Income Portfolio - Class A                      2,154          (2,425)           (271)
6 American Century VP Capital Appreciation Fund - Class I                   5,504          (1,443)          4,061
6 American Century VP Income & Growth Fund - Class I                        6,529          (4,057)          2,472
5 American Century VP International Fund - Class I                         23,616          (3,036)         20,580
5 American Century VP International Fund - Class I                            161         (17,946)        (17,785)
4 Anchor Series Trust Asset Allocation Portfolio - Class 1                  5,677          (4,300)          1,377
4 Anchor Series Trust Capital Appreciation Portfolio - Class 1             29,099         (26,248)          2,851
6 Anchor Series Trust Capital Appreciation Portfolio - Class 1             11,970         (12,514)           (544)
4 Anchor Series Trust Government and Quality Bond Portfolio - Class 1       9,078         (12,536)         (3,458)
4 Anchor Series Trust Growth Portfolio - Class 1                           14,300         (19,478)         (5,178)
6 Anchor Series Trust Growth Portfolio - Class 1                            5,464         (10,263)         (4,799)
4 Anchor Series Trust Natural Resources Portfolio - Class 1                 1,253          (3,103)         (1,850)
6 Anchor Series Trust Natural Resources Portfolio - Class 1                 1,686          (1,759)            (73)
5 BlackRock Basic Value V.I. Fund - Class I                                 3,922            (182)          3,740
1 Dreyfus Stock Index Fund, Inc. - Initial Shares                          18,638         (32,542)        (13,904)
6 Dreyfus Stock Index Fund, Inc. - Initial Shares                          23,958         (38,203)        (14,245)
1 Dreyfus VIF Small Company Stock Portfolio - Initial Shares                3,394          (6,694)         (3,300)
6 Dreyfus VIF Small Company Stock Portfolio - Initial Shares                5,497         (11,558)         (6,061)
1 Fidelity VIP Asset Manager Portfolio - Initial Class                      5,484         (14,034)         (8,550)
6 Fidelity VIP Asset Manager Portfolio - Initial Class                      4,467          (7,987)         (3,520)
1 Fidelity VIP Contrafund Portfolio - Initial Class                         6,695          (6,857)           (162)
5 Fidelity VIP Contrafund Portfolio - Initial Class                        60,744          (7,809)         52,935
5 Fidelity VIP Contrafund Portfolio - Initial Class                         5,791         (40,107)        (34,316)
6 Fidelity VIP Contrafund Portfolio - Initial Class                         9,007         (10,264)         (1,257)
5 Fidelity VIP Contrafund Portfolio - Initial Class                        22,337            (155)         22,182

                                    VA II-40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                       Accumulation   Accumulation   Net Increase
Sub-accounts                                                           Units Issued  Units Redeemed   (Decrease)
---------------------------------------------------------------------  ------------  --------------  ------------
1 Fidelity VIP Growth Portfolio - Initial Class                            18,454         (32,304)      (13,850)
6 Fidelity VIP Growth Portfolio - Initial Class                            10,831          (8,815)        2,016
1 Fidelity VIP High Income Portfolio - Initial Class                        3,226          (5,850)       (2,624)
6 Fidelity VIP High Income Portfolio - Initial Class                        1,556          (3,864)       (2,308)
5 Fidelity VIP Index 500 Portfolio - Initial Class                         16,465          (2,117)       14,348
5 Fidelity VIP Index 500 Portfolio - Initial Class                         10,902         (43,089)      (32,187)
5 Fidelity VIP Index 500 Portfolio - Initial Class                         45,010            (316)       44,694
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class              3,440         (10,139)       (6,699)
6 Fidelity VIP Investment Grade Bond Portfolio - Initial Class              2,643          (5,849)       (3,206)
1 Fidelity VIP Money Market Portfolio - Initial Class                       6,294         (10,801)       (4,507)
6 Fidelity VIP Money Market Portfolio - Initial Class                      12,613         (67,536)      (54,923)
1 Fidelity VIP Overseas Portfolio - Initial Class                           3,982         (11,183)       (7,201)
5 Franklin Templeton Franklin Money Market Fund - Class 1                   9,385          (1,150)        8,235
5 Franklin Templeton Franklin Money Market Fund - Class 1                   2,718            (438)        2,280
5 Franklin Templeton Franklin Money Market Fund - Class 1                  15,819            (110)       15,709
5 Franklin Templeton Templeton Foreign Securities Fund - Class 2              587            (209)          378
6 Franklin Templeton Templeton Global Asset Allocation Fund - Class 1       1,843          (2,994)       (1,151)
6 JPMorgan Bond Portfolio                                                   2,050          (2,798)         (748)
6 JPMorgan U.S. Large Cap Core Equity Portfolio                             1,410          (1,423)          (13)
6 Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I            1,182            (768)          414
6 Neuberger Berman AMT Partners Portfolio - Class I                         7,089         (17,281)      (10,192)
6 Oppenheimer Global Securities Fund/VA - Non-Service Shares                7,241          (6,857)          384
6 Oppenheimer Main Street Fund/VA - Non-Service Shares                      7,337         (12,970)       (5,633)
5 PIMCO VIT Real Return Portfolio - Administrative Class                  100,802            (985)       99,817
5 PIMCO VIT Real Return Portfolio - Administrative Class                   13,379             (93)       13,286
5 PIMCO VIT Total Return Portfolio - Administrative Class                   4,209            (680)        3,529
5 PIMCO VIT Total Return Portfolio - Administrative Class                  13,274             (92)       13,182
4 SunAmerica Aggressive Growth Portfolio - Class 1                         29,805         (28,307)        1,498
6 SunAmerica Aggressive Growth Portfolio - Class 1                         10,673          (6,319)        4,354
4 SunAmerica - SunAmerica Balanced Portfolio - Class 1                     13,757         (17,120)       (3,363)
6 SunAmerica - SunAmerica Balanced Portfolio - Class 1                      6,217          (8,304)       (2,087)
4 SunAmerica Alliance Growth Portfolio - Class 1                           81,984         (64,845)       17,139
6 SunAmerica Alliance Growth Portfolio - Class 1                           11,261         (11,790)         (529)
4 SunAmerica Blue Chip Growth Portfolio - Class 1                           3,738          (3,349)          389
4 SunAmerica Cash Management Portfolio - Class 1                           29,567        (137,643)     (108,076)
4 SunAmerica Corporate Bond Portfolio - Class 1                             2,695          (2,499)          196
4 SunAmerica Davis Venture Value Portfolio - Class 1                       22,970         (18,466)        4,504
4 SunAmerica "Dogs" of Wall Street Portfolio - Class 1                      2,866          (9,876)       (7,010)
4 SunAmerica Emerging Markets Portfolio - Class 1                          11,419          (6,040)        5,379
4 SunAmerica Federated American Leaders Portfolio - Class 1                 4,628          (4,538)           90
4 SunAmerica Global Bond Portfolio - Class 1                               12,659          (2,253)       10,406
6 SunAmerica Global Bond Portfolio - Class 1                                7,563         (14,475)       (6,912)
4 SunAmerica Global Equities Portfolio - Class 1                            9,306         (13,646)       (4,340)
4 SunAmerica Goldman Sachs Research Portfolio - Class 1                       880            (447)          433
4 SunAmerica Growth Opportunities Portfolio - Class 1                       2,448          (1,344)        1,104
4 SunAmerica Growth-Income Portfolio - Class 1                             26,710         (28,888)       (2,178)
6 SunAmerica Growth-Income Portfolio - Class 1                             14,341         (16,404)       (2,063)
4 SunAmerica High-Yield Bond Portfolio - Class 1                            2,304          (2,290)           14
4 SunAmerica International Diversified Equities Portfolio - Class 1        12,802         (10,189)        2,613
4 SunAmerica International Growth and Income Portfolio - Class 1           14,741         (13,573)        1,168
6 SunAmerica Marsico Growth Portfolio - Class 1                             7,208          (5,699)        1,509
4 SunAmerica MFS Massachusetts Investors Trust Portfolio - Class 1          8,992          (9,017)          (25)

                                    VA II-41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                       Accumulation   Accumulation   Net Increase
Sub-accounts                                                           Units Issued  Units Redeemed   (Decrease)
---------------------------------------------------------------------  ------------  --------------  ------------
4 SunAmerica MFS Mid-Cap Growth Portfolio - Class 1                        29,724         (25,098)        4,626
6 SunAmerica MFS Mid-Cap Growth Portfolio - Class 1                        20,848         (19,769)        1,079
4 SunAmerica MFS Total Return Portfolio - Class 1                          12,638         (20,173)       (7,535)
4 SunAmerica Putnam Growth: Voyager Portfolio - Class 1                    25,608         (16,968)        8,640
4 SunAmerica Real Estate Portfolio - Class 1                                3,220          (6,902)       (3,682)
4 SunAmerica Technology Portfolio - Class 1                                 8,823          (7,773)        1,050
4 SunAmerica Telecom Utility Portfolio - Class 1                            6,311          (2,714)        3,597
4 SunAmerica Worldwide High Income Portfolio - Class 1                      1,130            (407)          723
5 UIF Core Plus Fixed Income Portfolio - Class I Shares                    15,811          (2,033)       13,778
5 UIF Core Plus Fixed Income Portfolio - Class I Shares                       153         (14,548)      (14,395)
5 UIF Mid Cap Growth Portfolio - Class I Shares                            11,537             (79)       11,458
5 UIF Money Market Portfolio - Class I Shares                                  85         (11,760)      (11,675)
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                        45,434          (5,841)       39,593
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                           264         (28,026)      (27,762)
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                        14,902            (105)       14,797
5 VALIC Company I International Equities Fund                               5,541            (181)        5,360
5 VALIC Company I International Equities Fund                              49,293            (348)       48,945
5 VALIC Company I Small Cap Index Fund                                     12,242         (30,221)      (17,979)
5 VALIC Company I Small Cap Index Fund                                     11,073             (77)       10,996
1 Van Eck Worldwide Emerging Markets Fund - Initial Class                   5,944          (1,685)        4,259
1 Van Eck Worldwide Hard Assets Fund - Initial Class                        1,828            (791)        1,037
5 Vanguard VIF Total Bond Market Index Portfolio                              666            (587)           79

Footnotes

1  Variable Universal Life Policy product.

2  Gallery Life product.

3  Variable Universal Life Policy product or Gallery Life product.

4  Polaris product or Polaris Survivorship product.

5  Executive Advantage product.

6  Gemstone Life product.

                                    VA II-42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2007 are as follows:

                                                                                                    Investment  Expense
                                                                                 Unit                 Income     Ratio      Total
Sub-accounts                                                            Units    Value  Net Assets   Ratio (a)    (b)    Return (c)
---------------------------------------------------------------------  -------  ------  ----------  ----------  -------  ----------
1 AIM V.I. Capital Appreciation Fund - Series I                         38,190  $14.04  $  536,135     0.00%      0.90%     11.00%
6 AIM V.I. Capital Appreciation Fund - Series I                         22,468    9.63     216,449     0.00%      0.75%     11.17%
1 AIM V.I. International Growth Fund - Series I                         52,688   21.80   1,148,668     0.44%      0.90%     13.69%
6 AIM V.I. International Growth Fund - Series I                         25,357   17.41     441,530     0.44%      0.75%     13.86%
1 AllianceBernstein Balanced Shares Portfolio - Class A                 18,747   13.92     261,046     2.54%      0.90%      2.12%
2 AllianceBernstein Balanced Shares Portfolio - Class A                     69   19.13       1,327     2.76%      0.90%      2.12%
1 AllianceBernstein Global Bond Portfolio - Class A                      3,433   15.13      51,944     2.96%      0.90%      9.36%
3 AllianceBernstein Global Technology Portfolio - Class A               82,255   20.04   1,648,700     0.00%      0.90%     19.12%
6 AllianceBernstein Global Technology Portfolio - Class A               53,602    8.14     436,535     0.00%      0.75%     19.29%
3 AllianceBernstein Growth and Income Portfolio - Class A               80,820   35.88   2,899,868     1.56%      0.90%      4.17%
5 AllianceBernstein Growth and Income Portfolio - Class A                   --   12.57          --     2.17%      0.20%      4.91%
5 AllianceBernstein Growth and Income Portfolio - Class A               12,636   18.49     233,631     2.17%      0.65%      4.43%
5 AllianceBernstein Growth and Income Portfolio - Class A               32,807   11.98     392,989     2.17%      0.45%      4.64%
3 AllianceBernstein Growth Portfolio - Class A                         122,194   24.47   2,990,652     0.00%      0.90%     12.01%
1 AllianceBernstein Large Cap Growth Portfolio - Class A                50,014   15.44     772,350     0.00%      0.90%     12.89%
2 AllianceBernstein Large Cap Growth Portfolio - Class A                   846   15.84      13,398     0.00%      0.90%     12.89%
5 AllianceBernstein Large Cap Growth Portfolio - Class A                    --   12.27          --     0.00%      0.20%     13.69%
5 AllianceBernstein Large Cap Growth Portfolio - Class A                    --   16.50          --     0.00%      0.65%     13.18%
6 AllianceBernstein Large Cap Growth Portfolio - Class A                42,844    9.11     390,496     0.00%      0.75%     13.06%
2 AllianceBernstein Money Market Portfolio - Class A                     1,827   12.73      23,259     4.30%      0.90%      3.40%
2 AllianceBernstein Real Estate Investment Portfolio - Class A             109   25.03       2,727     1.45%      0.90%    -15.30%
6 AllianceBernstein Real Estate Investment Portfolio - Class A          26,989   26.16     705,944     1.56%      0.75%    -15.17%
1 AllianceBernstein Small Cap Growth Portfolio - Class A                30,679   15.51     475,730     0.00%      0.90%     13.05%
6 AllianceBernstein Utility Income Portfolio - Class A                  20,016   15.48     309,854     2.12%      0.75%     21.43%
6 American Century VP Capital Appreciation Fund - Class I               12,961   14.85     192,530     0.00%      0.75%     44.71%
6 American Century VP Income & Growth Fund - Class I                    23,079   12.27     283,091     1.95%      0.75%     -0.82%
5 American Century VP International Fund - Class I                          --   16.23          --     1.44%      0.20%     17.82%
5 American Century VP International Fund - Class I                          --   22.12          --     1.44%      0.65%     17.29%
4 Anchor Series Trust Asset Allocation Portfolio - Class 1              40,886   15.24     623,068     3.05%      0.75%      7.63%
4 Anchor Series Trust Capital Appreciation Portfolio - Class 1         195,925   18.98   3,718,245     0.34%      0.75%     26.75%
6 Anchor Series Trust Capital Appreciation Portfolio - Class 1          83,090   14.02   1,165,224     0.34%      0.75%     26.75%
4 Anchor Series Trust Government and Quality Bond Portfolio - Class 1   49,193   14.76     726,076     3.88%      0.75%      5.49%
4 Anchor Series Trust Growth Portfolio - Class 1                       108,583   14.21   1,543,309     0.72%      0.75%      9.37%
6 Anchor Series Trust Growth Portfolio - Class 1                        38,954   12.18     474,419     0.72%      0.75%      9.37%
4 Anchor Series Trust Natural Resources Portfolio - Class 1             16,314   62.83   1,025,034     1.11%      0.75%     39.15%
6 Anchor Series Trust Natural Resources Portfolio - Class 1             14,498   49.77     721,595     1.11%      0.75%     39.15%
5 BlackRock Basic Value V.I. Fund - Class I                             13,713   15.99     219,289     1.59%      0.65%      1.16%
1 Dreyfus Stock Index Fund, Inc. - Initial Shares                      155,337   27.49   4,269,700     1.72%      0.90%      4.31%
6 Dreyfus Stock Index Fund, Inc. - Initial Shares                       92,858   11.46   1,063,995     1.66%      0.75%      4.46%
1 Dreyfus VIF Small Company Stock Portfolio - Initial Shares                --      --          --     0.00%      0.90%      8.62%
6 Dreyfus VIF Small Company Stock Portfolio - Initial Shares                --      --          --     0.00%      0.75%      8.67%
1 Fidelity VIP Asset Manager Portfolio - Initial Class                  44,956   23.52   1,057,452     5.88%      0.90%     14.46%
6 Fidelity VIP Asset Manager Portfolio - Initial Class                  21,751   13.25     288,141     5.88%      0.75%     14.64%
1 Fidelity VIP Contrafund Portfolio - Initial Class                     66,995   25.13   1,683,583     0.95%      0.90%     16.53%
5 Fidelity VIP Contrafund Portfolio - Initial Class                         --   14.05          --     0.68%      0.20%     17.36%
5 Fidelity VIP Contrafund Portfolio - Initial Class                     15,715   21.99     345,543     0.68%      0.65%     16.83%
6 Fidelity VIP Contrafund Portfolio - Initial Class                     65,358   17.44   1,139,704     0.95%      0.75%     16.71%
5 Fidelity VIP Contrafund Portfolio - Initial Class                     34,893   12.42     433,528     0.68%      0.45%     17.06%
1 Fidelity VIP Growth Portfolio - Initial Class                        135,687   26.91   3,651,115     0.83%      0.90%     25.82%
6 Fidelity VIP Growth Portfolio - Initial Class                         68,322   10.68     729,539     0.83%      0.75%     26.01%
1 Fidelity VIP High Income Portfolio - Initial Class                    26,812   14.62     392,023     8.04%      0.90%      1.86%

                                    VA II-43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2007 are as follows:

                                                                                                    Investment  Expense
                                                                                 Unit                 Income     Ratio      Total
Sub-accounts                                                            Units    Value  Net Assets   Ratio (a)    (b)    Return (c)
---------------------------------------------------------------------  -------  ------  ----------  ----------  -------  ----------
6 Fidelity VIP High Income Portfolio - Initial Class                    13,029  $14.04  $  182,869     8.04%      0.75%     2.01%
5 Fidelity VIP Index 500 Portfolio - Initial Class                          --   12.37          --     4.13%      0.20%     5.23%
5 Fidelity VIP Index 500 Portfolio - Initial Class                      10,225   17.57     179,648     4.13%      0.65%     4.75%
5 Fidelity VIP Index 500 Portfolio - Initial Class                      70,406   11.71     824,438     4.13%      0.45%     4.96%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class          36,137   18.32     661,990     4.09%      0.90%     3.41%
6 Fidelity VIP Investment Grade Bond Portfolio - Initial Class          20,752   13.85     287,497     4.09%      0.75%     3.56%
1 Fidelity VIP Money Market Portfolio - Initial Class                   88,288   14.90   1,315,574     5.78%      0.90%     4.26%
6 Fidelity VIP Money Market Portfolio - Initial Class                  105,555   11.67   1,232,137     5.78%      0.75%     4.42%
1 Fidelity VIP Overseas Portfolio - Initial Class                       35,633   25.01     891,301     3.36%      0.90%    16.26%
5 Franklin Templeton Franklin Money Market Fund - Class 1                   --   10.75          --     5.79%      0.20%     4.30%
5 Franklin Templeton Franklin Money Market Fund - Class 1                   --   10.67          --     5.79%      0.65%     3.83%
5 Franklin Templeton Franklin Money Market Fund - Class 1               25,178   10.62     267,311     5.79%      0.45%     4.04%
5 Franklin Templeton Templeton Foreign Securities Fund - Class 2        14,304   17.07     244,106     1.98%      0.65%    14.71%
6 Franklin Templeton Templeton Global Asset Allocation Fund - Class 1   31,206   17.54     547,451    19.65%      0.75%     9.49%
6 JPMorgan Bond Portfolio                                               11,652   12.91     150,436     6.87%      0.75%     0.57%
6 JPMorgan U.S. Large Cap Core Equity Portfolio                         10,766   10.35     111,387     1.04%      0.75%     0.90%
6 Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio
   - Class I *                                                          12,474   12.38     154,465     2.69%      0.75%     3.98%
6 Neuberger Berman AMT Partners Portfolio - Class I                     17,450   16.30     284,355     0.72%      0.75%     8.51%
6 Oppenheimer Global Securities Fund/VA - Non-Service Shares            53,541   13.60     728,350     1.24%      0.75%     5.52%
6 Oppenheimer Main Street Fund/VA - Non-Service Shares                  61,059   11.91     727,276     0.96%      0.75%     3.64%
5 PIMCO VIT Real Return Portfolio - Administrative Class               150,647   11.99   1,805,808     4.95%      0.65%     9.91%
5 PIMCO VIT Real Return Portfolio - Administrative Class                21,408   11.24     240,598     4.95%      0.45%    10.13%
5 PIMCO VIT Total Return Portfolio - Administrative Class               17,057   11.65     198,783     5.15%      0.65%     8.03%
5 PIMCO VIT Total Return Portfolio - Administrative Class               21,114   11.31     238,756     5.15%      0.45%     8.25%
4 SunAmerica Aggressive Growth Portfolio - Class 1                     143,758   12.07   1,735,619     0.63%      0.75%    -1.24%
6 SunAmerica Aggressive Growth Portfolio - Class 1                      41,081    9.22     378,799     0.63%      0.75%    -1.24%
4 SunAmerica Alliance Growth Portfolio - Class 1                       397,848    9.97   3,966,959     0.05%      0.75%    13.74%
6 SunAmerica Alliance Growth Portfolio - Class 1                        58,813    9.86     579,641     0.05%      0.75%    13.74%
4 SunAmerica Balanced Portfolio - Class 1 *                            112,783   10.62   1,198,276     2.91%      0.75%     4.61%
6 SunAmerica Balanced Portfolio - Class 1 *                             36,229   10.14     367,504     2.91%      0.75%     4.61%
4 SunAmerica Blue Chip Growth Portfolio - Class 1                       21,873    7.33     160,346     0.34%      0.75%    13.21%
4 SunAmerica Capital Growth Portfolio - Class 1*                         7,118    9.06      64,465     0.95%      0.75%    12.70%
4 SunAmerica Cash Management Portfolio - Class 1                       193,122   12.23   2,362,757     3.88%      0.75%     3.72%
4 SunAmerica Corporate Bond Portfolio - Class 1                         18,613   15.66     291,427     3.75%      0.75%     4.68%
4 SunAmerica Davis Venture Value Portfolio - Class 1                   139,771   24.12   3,371,406     0.89%      0.75%     4.86%
4 SunAmerica "Dogs" of Wall Street Portfolio - Class 1                  26,790   13.27     355,467     2.38%      0.75%    -2.67%
4 SunAmerica Emerging Markets Portfolio - Class 1                       61,230   34.79   2,130,462     1.99%      0.75%    40.32%
4 SunAmerica Equity Opportunities Portfolio - Class 1 *                 34,314   12.51     429,288     1.75%      0.75%    -0.64%
4 SunAmerica Fundamental Growth Portfolio - Class 1 *                  141,156    9.01   1,271,719     0.00%      0.75%    14.28%
4 SunAmerica Global Bond Portfolio - Class 1                            23,031   14.94     344,159     0.57%      0.75%    10.54%
6 SunAmerica Global Bond Portfolio - Class 1                            16,822   13.68     230,148     0.57%      0.75%    10.54%
4 SunAmerica Global Equities Portfolio - Class 1                        58,621   13.12     769,002     1.23%      0.75%    11.03%
4 SunAmerica Growth Opportunities Portfolio - Class 1                   21,342    6.66     142,042     0.00%      0.75%    20.65%
4 SunAmerica Growth-Income Portfolio - Class 1                         158,489   12.00   1,901,092     0.95%      0.75%    10.28%
6 SunAmerica Growth-Income Portfolio - Class 1                          89,419   11.13     994,898     0.95%      0.75%    10.28%
4 SunAmerica High-Yield Bond Portfolio - Class 1                        14,869   15.22     226,263     7.32%      0.75%     0.62%
4 SunAmerica International Diversified Equities Portfolio - Class 1     77,423   12.50     968,063     2.04%      0.75%    14.48%
4 SunAmerica International Growth and Income Portfolio - Class 1        89,375   16.53   1,477,656     1.66%      0.75%     6.36%
6 SunAmerica Marsico Focused Growth Portfolio - Class 1 *               57,506   14.41     828,903     0.21%      0.75%    12.80%
4 SunAmerica MFS Massachusetts Investors Trust Portfolio - Class 1      52,625   11.90     626,413     1.12%      0.75%     9.74%

                                    VA II-44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2007 are as follows:

                                                                                        Investment
                                                                     Unit                 Income     Expense      Total
Sub-accounts                                                Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
---------------------------------------------------------  -------  ------  ----------  ----------  ---------  ----------
4 SunAmerica MFS Total Return Portfolio - Class 1           81,599  $16.38  $1,336,467     2.70%      0.75%        3.46%
4 SunAmerica Mid-Cap Growth Portfolio - Class 1 *          174,731   12.15   2,123,023     0.26%      0.75%       16.06%
6 SunAmerica Mid-Cap Growth Portfolio - Class 1 *          130,886    7.36     963,658     0.26%      0.75%       16.06%
4 SunAmerica Real Estate Portfolio - Class 1                29,385   28.64     841,550     1.46%      0.75%      -14.99%
4 SunAmerica Technology Portfolio - Class 1                 55,541    3.00     166,856     0.00%      0.75%       21.02%
4 SunAmerica Telecom Utility Portfolio - Class 1            27,255   12.62     343,922     2.83%      0.75%       20.00%
4 SunAmerica Worldwide High Income Portfolio - Class 1       5,333   16.63      88,672     5.56%      0.75%        4.75%
5 UIF Core Plus Fixed Income Portfolio - Class I Shares         --   11.04          --     9.34%      0.20%        5.24%
5 UIF Core Plus Fixed Income Portfolio - Class I Shares         --   12.43          --     9.34%      0.65%        4.77%
5 UIF Mid Cap Growth Portfolio - Class I Shares             17,827   12.75     227,278     0.00%      0.45%       22.11%
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares             --   13.49          --     1.15%      0.20%        7.63%
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares             --   22.65          --     1.15%      0.65%        7.14%
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares         23,060   12.31     283,772     1.15%      0.45%        7.36%
5 VALIC Company I International Equities Fund               21,367   21.00     448,680     2.94%      0.65%        8.06%
5 VALIC Company I International Equities Fund               76,788   12.20     936,865     2.94%      0.45%        8.28%
5 VALIC Company I Small Cap Index Fund                      19,374   16.89     327,291     1.42%      0.65%       -2.53%
5 VALIC Company I Small Cap Index Fund                      17,364   10.56     183,345     1.42%      0.45%       -2.33%
1 Van Eck Worldwide Emerging Markets Fund - Initial Class   21,582   30.55     659,252     0.48%      0.90%       36.38%
1 Van Eck Worldwide Hard Assets Fund - Initial Class        20,292   41.52     842,576     0.09%      0.90%       44.05%
5 Vanguard VIF Total Bond Market Index Portfolio            12,980   11.46     148,788     3.94%      0.65%        6.29%

                                    VA II-45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                                               Investment
                                                                            Unit                 Income     Expense      Total
Sub-accounts                                                       Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
----------------------------------------------------------------  -------  ------  ----------  ----------  ---------  ----------
1 AIM V.I. Capital Appreciation Fund - Series I                    39,162  $12.65  $  495,277     0.06%      0.90%       5.35%
6 AIM V.I. Capital Appreciation Fund - Series I                    22,261    8.67     192,904     0.06%      0.75%       5.51%
1 AIM V.I. International Growth Fund - Series I                    51,122   19.18     980,350     1.05%      0.90%      27.09%
6 AIM V.I. International Growth Fund - Series I                    28,079   15.29     429,415     1.05%      0.75%      27.28%
1 AllianceBernstein Balanced Shares Portfolio - Class A *          24,849   13.64     338,822     2.71%      0.90%      10.79%
2 AllianceBernstein Balanced Shares Portfolio - Class A *              89   18.74       1,673     1.25%      0.90%      10.79%
1 AllianceBernstein Global Bond Portfolio - Class A                 3,748   13.84      51,857     1.54%      0.90%       4.03%
2 AllianceBernstein Global Dollar Government Portfolio - Class A       --   23.03          --     0.00%      0.90%       9.03%
3 AllianceBernstein Global Technology Portfolio - Class A          92,289   16.83   1,552,970     0.00%      0.90%       7.67%
6 AllianceBernstein Global Technology Portfolio - Class A          56,206    6.83     383,707     0.00%      0.75%       7.83%
3 AllianceBernstein Growth and Income Portfolio - Class A          93,861   34.44   3,232,927     1.35%      0.90%      16.24%
5 AllianceBernstein Growth and Income Portfolio - Class A          51,598   11.98     618,386     1.32%      0.20%      12.35%
5 AllianceBernstein Growth and Income Portfolio - Class A          21,756   17.71     385,190     1.32%      0.65%      16.53%
5 AllianceBernstein Growth and Income Portfolio - Class A          20,853   11.45     238,713     1.32%      0.45%       3.44%
3 AllianceBernstein Growth Portfolio - Class A                    132,383   21.85   2,892,708     0.00%      0.90%      -1.96%
1 AllianceBernstein Large Cap Growth Portfolio - Class A           53,463   13.68     731,314     0.00%      0.90%      -1.33%
2 AllianceBernstein Large Cap Growth Portfolio - Class A              853   14.03      11,970     0.00%      0.90%      -1.33%
5 AllianceBernstein Large Cap Growth Portfolio - Class A           24,951   10.79     269,244     0.00%      0.20%       3.34%
5 AllianceBernstein Large Cap Growth Portfolio - Class A            5,129   14.58      74,772     0.00%      0.65%      -1.09%
6 AllianceBernstein Large Cap Growth Portfolio - Class A           44,134    8.06     355,782     0.00%      0.75%      -1.19%
2 AllianceBernstein Money Market Portfolio - Class A                2,352   12.31      28,964     4.13%      0.90%       3.29%
2 AllianceBernstein Real Estate Investment Portfolio - Class A        140   29.55       4,146     2.06%      0.90%      34.02%
6 AllianceBernstein Real Estate Investment Portfolio - Class A     26,541   30.84     818,402     1.96%      0.75%      34.22%
1 AllianceBernstein Small Cap Growth Portfolio - Class A           30,149   13.72     413,558     0.00%      0.90%       9.70%
2 AllianceBernstein Small Cap Growth Portfolio - Class A               --   11.07          --     0.00%      0.90%       9.70%
2 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                                 --   14.90          --     0.00%      0.90%       3.00%
2 AllianceBernstein Utility Income Portfolio - Class A                 --   23.15          --     0.00%      0.90%      22.66%
6 AllianceBernstein Utility Income Portfolio - Class A             18,423   12.75     234,853     2.31%      0.75%      22.84%
6 American Century VP Capital Appreciation Fund - Class I          16,287   10.27     167,192     0.00%      0.75%      16.35%
6 American Century VP Income & Growth Fund - Class I               25,277   12.37     312,612     1.44%      0.75%      16.21%
5 American Century VP International Fund - Class I                 20,580   13.77     283,447     1.66%      0.20%       9.51%
5 American Century VP International Fund - Class I                  4,107   18.86      77,450     1.66%      0.65%      24.22%
4 Anchor Series Trust Asset Allocation Portfolio - Class 1         36,126   14.16     511,532     3.41%      0.75%      10.49%
4 Anchor Series Trust Capital Appreciation Portfolio - Class 1    225,942   14.97   3,382,964     0.14%      0.75%      10.59%
6 Anchor Series Trust Capital Appreciation Portfolio - Class 1     86,802   11.06     960,373     0.14%      0.75%      10.59%
4 Anchor Series Trust Government and Quality Bond Portfolio
   - Class 1                                                       52,571   13.99     735,548     3.75%      0.75%       2.53%
4 Anchor Series Trust Growth Portfolio - Class 1                  112,565   13.00   1,462,912     0.59%      0.75%      12.44%
6 Anchor Series Trust Growth Portfolio - Class 1                   45,934   11.14     511,523     0.59%      0.75%      12.44%
4 Anchor Series Trust Natural Resources Portfolio - Class 1        13,784   45.16     622,435     0.70%      0.75%      24.00%
6 Anchor Series Trust Natural Resources Portfolio - Class 1        17,464   35.77     624,676     0.70%      0.75%      24.00%
5 BlackRock Basic Value V.I. Fund - Class I *                      13,484   15.81     213,157     1.92%      0.65%      21.08%
1 Dreyfus Stock Index Fund, Inc. - Initial Shares                 174,239   26.35   4,591,497     1.63%      0.90%      14.47%
6 Dreyfus Stock Index Fund, Inc. - Initial Shares                 119,078   10.97   1,306,123     1.62%      0.75%      14.64%
1 Dreyfus VIF Small Company Stock Portfolio - Initial Shares       44,486   16.18     719,695     0.00%      0.90%       9.98%
6 Dreyfus VIF Small Company Stock Portfolio - Initial Shares       48,260   14.54     701,663     0.00%      0.75%      10.14%
1 Fidelity VIP Asset Manager Portfolio - Initial Class             52,879   20.55   1,086,652     2.69%      0.90%       6.36%
6 Fidelity VIP Asset Manager Portfolio - Initial Class             21,680   11.56     250,526     2.69%      0.75%       6.52%
1 Fidelity VIP Contrafund Portfolio - Initial Class                67,850   21.56   1,463,169     1.28%      0.90%      10.72%
5 Fidelity VIP Contrafund Portfolio - Initial Class                52,935   11.97     633,607     1.25%      0.20%       5.58%
5 Fidelity VIP Contrafund Portfolio - Initial Class                24,873   18.82     468,151     1.25%      0.65%      10.99%

                                    VA II-46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                                               Investment
                                                                            Unit                 Income     Expense      Total
Sub-accounts                                                       Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
----------------------------------------------------------------  -------  ------  ----------  ----------  ---------  ----------
6 Fidelity VIP Contrafund Portfolio - Initial Class                72,541  $14.94  $1,083,864     1.28%      0.75%      10.88%
5 Fidelity VIP Contrafund Portfolio - Initial Class                22,182   10.61     235,430     1.25%      0.45%       1.47%
1 Fidelity VIP Growth Portfolio - Initial Class                   159,038   21.39   3,401,223     0.39%      0.90%       5.90%
6 Fidelity VIP Growth Portfolio - Initial Class                    65,363    8.47     553,875     0.39%      0.75%       6.05%
1 Fidelity VIP High Income Portfolio - Initial Class               30,879   14.35     443,253     7.43%      0.90%      10.24%
6 Fidelity VIP High Income Portfolio - Initial Class               13,122   13.76     180,538     7.43%      0.75%      10.41%
5 Fidelity VIP Index 500 Portfolio - Initial Class                 14,348   11.75     168,630     1.47%      0.20%      10.71%
5 Fidelity VIP Index 500 Portfolio - Initial Class                  3,728   16.77      62,525     1.47%      0.65%      14.98%
5 Fidelity VIP Index 500 Portfolio - Initial Class                 44,694   11.16     498,608     1.47%      0.45%       2.59%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class     36,252   17.72     642,218     4.05%      0.90%       3.42%
6 Fidelity VIP Investment Grade Bond Portfolio - Initial Class     20,600   13.38     275,569     4.05%      0.75%       3.57%
1 Fidelity VIP Money Market Portfolio - Initial Class              64,578   14.29     922,944     4.52%      0.90%       3.94%
6 Fidelity VIP Money Market Portfolio - Initial Class              67,563   11.18     755,280     4.52%      0.75%       4.09%
1 Fidelity VIP Overseas Portfolio - Initial Class                  34,643   21.52     745,374     0.93%      0.90%      17.02%
5 Franklin Templeton Franklin Money Market Fund - Class 1           8,235   10.31      84,903     3.61%      0.20%       2.74%
5 Franklin Templeton Franklin Money Market Fund - Class 1           2,280   10.28      23,434     3.61%      0.65%       2.77%
5 Franklin Templeton Franklin Money Market Fund - Class 1          15,709   10.20     160,300     3.61%      0.45%       0.58%
5 Franklin Templeton Templeton Foreign Securities Fund - Class 2   14,198   14.88     211,234     1.24%      0.65%      20.66%
6 Franklin Templeton Templeton Global Asset Allocation Fund -
   Class 1                                                         23,075   16.02     369,716     7.12%      0.75%      20.48%
6 JPMorgan Bond Portfolio                                          10,654   12.84     136,775     3.95%      0.75%       3.36%
6 JPMorgan U.S. Large Cap Core Equity Portfolio                     8,203   10.25      84,113     0.91%      0.75%      15.70%
6 Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I   12,494   11.91     148,794     3.11%      0.75%       3.43%
6 Neuberger Berman AMT Partners Portfolio - Class I                18,897   15.02     283,784     0.52%      0.75%      11.40%
6 Oppenheimer Global Securities Fund/VA - Non-Service Shares       50,964   12.89     657,015     0.99%      0.75%      16.81%
6 Oppenheimer Main Street Fund/VA - Non-Service Shares             55,445   11.49     637,225     1.03%      0.75%      14.17%
5 PIMCO VIT Real Return Portfolio - Administrative Class          118,683   10.91   1,294,343     4.81%      0.65%       0.05%
5 PIMCO VIT Real Return Portfolio - Administrative Class           13,286   10.20     135,577     4.81%      0.45%      -1.51%
5 PIMCO VIT Total Return Portfolio - Administrative Class          15,615   10.79     168,456     3.80%      0.65%       3.17%
5 PIMCO VIT Total Return Portfolio - Administrative Class          13,182   10.45     137,704     3.80%      0.45%       0.26%
4 SunAmerica Aggressive Growth Portfolio - Class 1                164,581   12.22   2,011,878     0.10%      0.75%      12.45%
6 SunAmerica Aggressive Growth Portfolio - Class 1                 45,488    9.34     424,688     0.10%      0.75%      12.45%
4 SunAmerica SunAmerica Balanced Portfolio - Class 1              124,981   10.16   1,269,339     2.73%      0.75%      10.04%
6 SunAmerica SunAmerica Balanced Portfolio - Class 1               44,566    9.70     432,153     2.73%      0.75%      10.04%
4 SunAmerica Alliance Growth Portfolio - Class 1                  414,867    8.77   3,636,803     0.12%      0.75%       0.02%
6 SunAmerica Alliance Growth Portfolio - Class 1                   58,590    8.66     507,676     0.12%      0.75%       0.02%
4 SunAmerica Blue Chip Growth Portfolio - Class 1                  19,561    6.48     126,664     0.24%      0.75%       5.78%
4 SunAmerica Cash Management Portfolio - Class 1                  181,306   11.80   2,138,542     2.06%      0.75%       3.85%
4 SunAmerica Corporate Bond Portfolio - Class 1                    23,388   14.96     349,815     4.33%      0.75%       5.07%
4 SunAmerica Davis Venture Value Portfolio - Class 1              167,995   23.00   3,864,313     1.02%      0.75%      14.45%
4 SunAmerica "Dogs" of Wall Street Portfolio - Class 1             33,236   13.63     453,099     2.29%      0.75%      20.74%
4 SunAmerica Emerging Markets Portfolio - Class 1                  61,864   24.80   1,533,989     1.03%      0.75%      30.13%
4 SunAmerica Federated American Leaders Portfolio - Class 1        35,116   12.59     442,172     1.55%      0.75%      15.83%
4 SunAmerica Global Bond Portfolio - Class 1                       30,799   13.52     416,338     8.60%      0.75%       3.09%
6 SunAmerica Global Bond Portfolio - Class 1                       15,898   12.38     196,756     8.60%      0.75%       3.09%
4 SunAmerica Global Equities Portfolio - Class 1                   59,307   11.82     700,708     0.90%      0.75%      22.95%
4 SunAmerica Goldman Sachs Research Portfolio - Class 1             4,351    8.04      34,965     0.33%      0.75%      15.78%
4 SunAmerica Growth Opportunities Portfolio - Class 1              19,431    5.52     107,192     0.00%      0.75%      12.59%
4 SunAmerica Growth-Income Portfolio - Class 1                    162,805   10.88   1,770,758     0.73%      0.75%       6.63%
6 SunAmerica Growth-Income Portfolio - Class 1                    102,916   10.09   1,038,292     0.73%      0.75%       6.63%
4 SunAmerica High-Yield Bond Portfolio - Class 1                   15,422   15.12     233,240     7.92%      0.75%      13.81%
4 SunAmerica International Diversified Equities Portfolio -
   Class 1                                                         81,609   10.92     891,317     0.45%      0.75%      22.54%

                                    VA II-47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                                               Investment
                                                                            Unit                 Income     Expense      Total
Sub-accounts                                                       Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
----------------------------------------------------------------  -------  ------  ----------  ----------  ---------  ----------
4 SunAmerica International Growth and Income Portfolio - Class 1   91,832  $15.54  $1,427,457     1.31%      0.75%      26.10%
6 SunAmerica Marsico Growth Portfolio - Class 1                    54,082   12.78     691,115     0.00%      0.75%       7.78%
4 SunAmerica MFS Massachusetts Investors Trust Portfolio -
   Class 1                                                         66,110   10.85     717,065     0.71%      0.75%      12.34%
4 SunAmerica MFS Mid-Cap Growth Portfolio - Class 1               177,257   10.47   1,855,633     0.00%      0.75%       1.81%
6 SunAmerica MFS Mid-Cap Growth Portfolio - Class 1               135,632    6.34     860,393     0.00%      0.75%       1.81%
4 SunAmerica MFS Total Return Portfolio - Class 1                  78,992   15.83   1,250,559     2.26%      0.75%      11.16%
4 SunAmerica Putnam Growth: Voyager Portfolio - Class 1           151,727    7.88   1,196,134     0.02%      0.75%       5.00%
4 SunAmerica Real Estate Portfolio - Class 1                       31,681   33.69   1,067,258     1.31%      0.75%      33.49%
4 SunAmerica Technology Portfolio - Class 1                        46,349    2.48     115,056     0.00%      0.75%       0.38%
4 SunAmerica Telecom Utility Portfolio - Class 1                   22,920   10.52     241,019     3.28%      0.75%      25.56%
4 SunAmerica Worldwide High Income Portfolio - Class 1              8,469   15.87     134,424     7.71%      0.75%       8.82%
5 UIF Core Plus Fixed Income Portfolio - Class I Shares            13,778   10.49     144,520     4.32%      0.20%       4.78%
5 UIF Core Plus Fixed Income Portfolio - Class I Shares             3,360   11.87      39,879     4.32%      0.65%       3.06%
5 UIF Mid Cap Growth Portfolio - Class I Shares                    11,458   10.44     119,627     0.00%      0.45%       2.91%
5 UIF Money Market Portfolio - Class I Shares                           -   10.33           -     2.55%      0.65%       1.12%
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                39,593   12.53     496,113     0.26%      0.20%      10.91%
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                 6,436   21.14     136,037     0.26%      0.65%      19.92%
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                14,797   11.46     169,604     0.26%      0.45%       3.88%
5 VALIC Company I International Equities Fund                      13,832   19.43     268,797     1.82%      0.65%      22.26%
5 VALIC Company I International Equities Fund                      48,945   11.27     551,510     1.82%      0.45%       5.16%
5 VALIC Company I Small Cap Index Fund                             10,106   17.33     175,155     0.24%      0.65%      17.30%
5 VALIC Company I Small Cap Index Fund                             10,996   10.81     118,877     0.24%      0.45%       2.43%
1 Van Eck Worldwide Emerging Markets Fund - Initial Class          29,727   22.40     665,847     0.52%      0.90%      38.25%
1 Van Eck Worldwide Hard Assets Fund - Initial Class               15,043   28.82     433,611     0.06%      0.90%      23.38%
5 Vanguard VIF Total Bond Market Index Portfolio                   12,241   10.78     132,009     4.12%      0.65%       3.63%

                                    VA II-48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                              Investment
                                                           Unit                 Income     Expense      Total
Sub-accounts                                      Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
-----------------------------------------------  -------  ------  ----------  ----------  ---------  ----------
1 AIM V.I. Capital Appreciation Fund - Series I   41,074  $12.00  $  493,079      0.06%      0.90%       7.86%
6 AIM V.I. Capital Appreciation Fund - Series I   22,678    8.21     186,263      0.06%      0.75%       8.02%
1 AIM V.I. International Growth Fund - Series I   55,489   15.09     837,297      0.68%      0.90%      16.87%
6 AIM V.I. International Growth Fund - Series I   25,913   12.02     311,359      0.68%      0.75%      17.05%
1 AllianceBernstein Global Bond Portfolio
   - Class A                                       3,969   13.30      52,787     12.70%      0.90%      -8.48%
2 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                16   21.12         344      6.23%      0.90%       8.64%
3 AllianceBernstein Global Technology Portfolio
   - Class A *                                    99,454   15.63   1,554,365      0.00%      0.90%       2.94%
6 AllianceBernstein Global Technology Portfolio
   - Class A *                                    53,710    6.33     340,045      0.00%      0.75%       3.09%
3 AllianceBernstein Growth and Income Portfolio
   - Class A                                     102,832   29.63   3,047,108      1.46%      0.90%       3.93%
5 AllianceBernstein Growth and Income Portfolio
   - Class A                                      59,374   15.19     902,110      1.60%      0.65%       4.19%
3 AllianceBernstein Growth Portfolio - Class A   139,473   22.29   3,108,494      0.00%      0.90%      10.97%
1 AllianceBernstein Large Cap Growth Portfolio
   - Class A *                                    53,529   13.86     742,125      0.00%      0.90%      14.12%
2 AllianceBernstein Large Cap Growth Portfolio
   - Class A *                                     1,497   14.22      21,293      0.00%      0.90%      14.12%
5 AllianceBernstein Large Cap Growth Portfolio
   - Class A *                                    26,985   14.74     397,735      0.00%      0.65%      14.40%
6 AllianceBernstein Large Cap Growth Portfolio
   - Class A *                                    43,860    8.16     357,817      0.00%      0.75%      14.29%
2 AllianceBernstein Money Market Portfolio
   - Class A                                       2,835   11.92      33,798      2.31%      0.90%       1.44%
2 AllianceBernstein Real Estate Investment
   Portfolio - Class A                               169   22.05       3,728      3.15%      0.90%      10.67%
6 AllianceBernstein Real Estate Investment
   Portfolio - Class A                            25,752   22.97     591,627      2.97%      0.75%      10.84%
1 AllianceBernstein Small Cap Growth Portfolio
   - Class A                                      38,242   12.50     478,205      0.00%      0.90%       4.30%
2 AllianceBernstein Small Cap Growth Portfolio
   - Class A                                       1,311   10.09      13,232      0.00%      0.90%       4.30%
1 AllianceBernstein Total Return Portfolio
   - Class A                                      31,504   12.31     387,726      2.76%      0.90%       2.98%
2 AllianceBernstein Total Return Portfolio
   - Class A                                         304   16.91       5,146      2.56%      0.90%       2.98%
2 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                     40   14.46         577      3.00%      0.90%       1.07%
2 AllianceBernstein Utility Income Portfolio
   - Class A                                          32   18.87         610      2.20%      0.90%      15.02%
6 AllianceBernstein Utility Income Portfolio
   - Class A                                      18,694   10.38     194,003      2.02%      0.75%      15.19%
6 American Century VP Capital Appreciation
   Fund - Class I                                 12,226    8.82     107,869      0.00%      0.75%      21.15%
6 American Century VP Income & Growth Fund
   - Class I                                      22,805   10.64     242,689      1.86%      0.75%       3.85%
5 American Century VP International Fund
   - Class I                                      21,892   15.18     332,321      1.05%      0.65%      12.52%
4 Anchor Series Trust Asset Allocation
   Portfolio - Class 1                            34,749   12.82     445,317      3.34%      0.75%       4.19%
4 Anchor Series Trust Capital Appreciation
   Portfolio - Class 1                           223,091   13.54   3,020,369      0.28%      0.75%      10.81%
6 Anchor Series Trust Capital Appreciation
   Portfolio - Class 1                            87,346   10.00     873,840      0.28%      0.75%      10.81%
4 Anchor Series Trust Government and Quality
   Bond Portfolio - Class 1                       56,029   13.65     764,572      3.84%      0.75%       1.87%
4 Anchor Series Trust Growth Portfolio
   - Class 1                                     117,743   11.56   1,360,891      0.88%      0.75%       6.33%
6 Anchor Series Trust Growth Portfolio
   - Class 1                                      50,733    9.90     502,450      0.88%      0.75%       6.33%
4 Anchor Series Trust Natural Resources
   Portfolio - Class 1                            15,634   36.42     569,340      0.51%      0.75%      45.03%
6 Anchor Series Trust Natural Resources
   Portfolio - Class 1                            17,537   28.85     505,889      0.51%      0.75%      45.03%
1 Dreyfus Stock Index Fund, Inc.
   - Initial Shares                              188,143   23.02   4,331,336      1.59%      0.90%       3.76%
6 Dreyfus Stock Index Fund, Inc.
   - Initial Shares                              133,323    9.57   1,275,652      1.55%      0.75%       3.91%
1 Dreyfus VIF Small Company Stock Portfolio
   - Initial Shares                               47,786   14.71     702,950      0.00%      0.90%       0.00%
6 Dreyfus VIF Small Company Stock Portfolio
   - Initial Shares                               54,321   13.20     717,065      0.00%      0.75%       0.15%
1 Fidelity VIP Asset Manager Portfolio
   - Initial Class                                61,429   19.32   1,186,888      2.62%      0.90%       3.11%
6 Fidelity VIP Asset Manager Portfolio
   - Initial Class                                25,200   10.85     273,392      2.62%      0.75%       3.27%
1 Fidelity VIP Contrafund Portfolio
   - Initial Class                                68,012   19.48   1,324,675      0.26%      0.90%      15.89%
5 Fidelity VIP Contrafund Portfolio
   - Initial Class                                59,189   16.96   1,003,673      0.24%      0.65%      16.18%
6 Fidelity VIP Contrafund Portfolio
   - Initial Class                                73,798   13.47     994,399      0.26%      0.75%      16.07%
1 Fidelity VIP Growth Portfolio - Initial Class  172,888   20.20   3,491,592      0.49%      0.90%       4.85%
6 Fidelity VIP Growth Portfolio - Initial Class   63,347    7.99     506,155      0.49%      0.75%       5.01%
1 Fidelity VIP High Income Portfolio
   - Initial Class                                33,503   13.02     436,230     14.50%      0.90%       1.78%
6 Fidelity VIP High Income Portfolio
   - Initial Class                                15,430   12.46     192,281     14.50%      0.75%       1.94%
5 Fidelity VIP Index 500 Portfolio
   - Initial Class                                35,915   14.59     523,892      1.75%      0.65%       4.15%

                                    VA II-49

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                              Investment
                                                           Unit                 Income     Expense      Total
Sub-accounts                                      Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
-----------------------------------------------  -------  ------  ----------  ----------  ---------  ----------
1 Fidelity VIP Investment Grade Bond Portfolio
   - Initial Class                                42,951  $17.13  $  735,748     3.64%       0.90%       1.28%
6 Fidelity VIP Investment Grade Bond Portfolio
   - Initial Class                                23,806   12.92     307,477     3.64%       0.75%       1.43%
1 Fidelity VIP Money Market Portfolio
   - Initial Class                                69,085   13.75     949,958     3.00%       0.90%       2.11%
6 Fidelity VIP Money Market Portfolio
   - Initial Class                               122,486   10.74   1,315,424     3.00%       0.75%       2.26%
1 Fidelity VIP Overseas Portfolio
   - Initial Class                                41,844   18.39     769,330     0.56%       0.90%      17.98%
5 Franklin Templeton Templeton Foreign
   Securities Fund - Class 2                      13,820   12.33     170,399     2.18%       0.65%       9.46%
6 Franklin Templeton Templeton Global Asset
   Allocation Fund - Class 1                      24,226   13.30     322,152     4.08%       0.75%       3.08%
6 JPMorgan Bond Portfolio                         11,402   12.42     141,611     3.06%       0.75%       2.04%
6 JPMorgan U.S. Large Cap Core Equity Portfolio    8,216    8.86      72,811     1.22%       0.75%       0.60%
5 Mercury Basic Value V.I. Fund - Class I *        9,744   13.06     127,221     2.72%       0.65%       2.27%
6 Neuberger Berman AMT Limited Maturity Bond
   Portfolio - Class I                            12,080   11.51     139,100     4.24%       0.75%       0.69%
6 Neuberger Berman AMT Partners Portfolio
   - Class I                                      29,089   13.48     392,111     0.91%       0.75%      17.17%
6 Oppenheimer Global Securities Fund/VA
   - Non-Service Shares                           50,580   11.04     558,208     0.94%       0.75%      13.46%
6 Oppenheimer Main Street Fund/VA
   - Non-Service Shares                           61,078   10.07     614,847     1.31%       0.75%       5.19%
5 PIMCO VIT Real Return Portfolio
   - Administrative Class                         18,866   10.90     205,636     2.75%       0.65%       1.43%
5 PIMCO VIT Total Return Portfolio
   - Administrative Class                         12,086   10.46     126,376     5.94%       0.65%       1.79%
4 SunAmerica Aggressive Growth Portfolio
   - Class 1                                     163,083   10.87   1,772,880     0.00%       0.75%       7.93%
6 SunAmerica Aggressive Growth Portfolio
   - Class 1                                      41,134    8.30     341,525     0.00%       0.75%       7.93%
4 SunAmerica SunAmerica Balanced Portfolio
   - Class 1                                     128,344    9.23   1,184,569     2.61%       0.75%       1.14%
6 SunAmerica SunAmerica Balanced Portfolio
   - Class 1                                      46,653    8.81     411,112     2.61%       0.75%       1.14%
4 SunAmerica Alliance Growth Portfolio
   - Class 1                                     397,728    8.76   3,485,767     0.39%       0.75%      15.76%
6 SunAmerica Alliance Growth Portfolio
   - Class 1                                      59,119    8.66     512,142     0.39%       0.75%      15.76%
4 SunAmerica Blue Chip Growth Portfolio
   - Class 1                                      19,172    6.12     117,354     0.56%       0.75%       1.78%
4 SunAmerica Cash Management Portfolio
   - Class 1                                     289,382   11.36   3,286,709     0.93%       0.75%       2.02%
4 SunAmerica Corporate Bond Portfolio
   - Class 1                                      23,192   14.24     330,149     4.26%       0.75%       1.15%
4 SunAmerica Davis Venture Value Portfolio
   - Class 1                                     163,491   20.10   3,285,939     1.04%       0.75%       9.79%
4 SunAmerica "Dogs" of Wall Street Portfolio
   - Class 1                                      40,246   11.29     454,414     2.63%       0.75%      -3.46%
4 SunAmerica Emerging Markets Portfolio
   - Class 1                                      56,485   19.05   1,076,323     0.32%       0.75%      36.19%
4 SunAmerica Federated American Leaders
   Portfolio - Class 1                            35,026   10.87     380,765     1.59%       0.75%       3.89%
4 SunAmerica Global Bond Portfolio - Class 1      20,393   13.11     267,396     3.19%       0.75%       3.81%
6 SunAmerica Global Bond Portfolio - Class 1      22,810   12.01     273,842     3.19%       0.75%       3.81%
4 SunAmerica Global Equities Portfolio
   - Class 1                                      63,647    9.61     611,629     0.25%       0.75%      14.93%
4 SunAmerica Goldman Sachs Research Portfolio
   - Class 1                                       3,918    6.94      27,192     0.51%       0.75%       2.83%
4 SunAmerica Growth Opportunities Portfolio
   - Class 1                                      18,327    4.90      89,792     0.00%       0.75%       6.85%
4 SunAmerica Growth-Income Portfolio
   - Class 1                                     164,983   10.20   1,682,909     0.55%       0.75%       6.40%
6 SunAmerica Growth-Income Portfolio - Class 1   104,979    9.46     993,272     0.55%       0.75%       6.40%
4 SunAmerica High-Yield Bond Portfolio
   - Class 1                                      15,408   13.29     204,746    10.94%       0.75%       8.06%
4 SunAmerica International Diversified Equities
   Portfolio - Class 1                            78,996    8.91     704,110     1.56%       0.75%      12.93%
4 SunAmerica International Growth and Income
   Portfolio - Class 1                            90,664   12.33   1,117,603     0.90%       0.75%      13.44%
6 SunAmerica Marsico Growth Portfolio - Class 1   52,573   11.86     623,339     0.00%       0.75%       9.89%
4 SunAmerica MFS Massachusetts Investors Trust
   Portfolio - Class 1                            66,135    9.66     638,547     0.82%       0.75%       6.92%
4 SunAmerica MFS Mid-Cap Growth Portfolio
   - Class 1                                     172,631   10.28   1,775,161     0.00%       0.75%       2.42%
6 SunAmerica MFS Mid-Cap Growth Portfolio
   - Class 1                                     134,553    6.23     838,412     0.00%       0.75%       2.42%
4 SunAmerica MFS Total Return Portfolio
   - Class 1                                      86,527   14.24   1,232,316     2.27%       0.75%       2.28%
4 SunAmerica Putnam Growth: Voyager Portfolio
   - Class 1                                     143,087    7.51   1,074,314     0.62%       0.75%       5.28%
4 SunAmerica Real Estate Portfolio - Class 1      35,363   25.24     892,461     1.86%       0.75%      12.45%
4 SunAmerica Technology Portfolio - Class 1       45,299    2.47     112,030     0.00%       0.75%      -0.95%
4 SunAmerica Telecom Utility Portfolio
   - Class 1                                      19,323    8.37     161,825     4.76%       0.75%       5.73%
4 SunAmerica Worldwide High Income Portfolio
   - Class 1                                       7,746   14.59     112,975     9.03%       0.75%       6.51%
5 UIF Core Plus Fixed Income Portfolio
   - Class I Shares                               17,755   11.52     204,470     3.73%       0.65%       3.54%
5 UIF Money Market Portfolio - Class I Shares     11,675   10.22     119,312     2.73%       0.65%       2.00%

                                    VA II-50

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                              Investment
                                                           Unit                 Income     Expense      Total
Sub-accounts                                      Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
-----------------------------------------------  --------------------------------------------------------------
5 UIF U.S. Mid Cap Value Portfolio - Class I
   Shares                                         34,198  $17.63   $602,810      0.32%       0.65%      11.58%
5 VALIC Company I International Equities Fund      8,472   15.89    134,650      2.76%       0.65%      16.23%
5 VALIC Company I Small Cap Index Fund            28,085   14.78    414,984      0.92%       0.65%       3.59%
1 Van Eck Worldwide Emerging Markets Fund
   - Initial Class                                25,468   16.20    412,635      0.67%       0.90%      30.82%
1 Van Eck Worldwide Hard Assets Fund
   - Initial Class                                14,006   23.36    327,222      0.29%       0.90%      50.32%
5 Vanguard VIF Total Bond Market Index
   Portfolio                                      12,162   10.41    126,559      6.67%       0.65%       1.74%

                                    VA II-51

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                                                         Investment
                                                                       Unit                Income     Expense      Total
Sub-accounts                                                 Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
----------------------------------------------------------  -------  ------  ----------  ----------  ---------  ----------
1 AIM V.I. Capital Appreciation Fund - Series I              41,856  $11.13  $  465,833     0.00%       0.90%       5.67%
6 AIM V.I. Capital Appreciation Fund - Series I              22,503    7.60     171,092     0.00%       0.75%       5.83%
1 AIM V.I. International Growth Fund - Series I              50,235   12.91     648,573     0.64%       0.90%      22.89%
6 AIM V.I. International Growth Fund - Series I              22,104   10.27     226,907     0.64%       0.75%      23.08%
1 AllianceBernstein Global Bond Portfolio - Class A           4,488   14.53      65,216     6.19%       0.90%       8.65%
2 AllianceBernstein Global Dollar Government Portfolio -
   Class A                                                       17   19.44         326     7.01%       0.90%       9.13%
3 AllianceBernstein Growth and Income Portfolio - Class A   105,864   28.51   3,018,341     0.89%       0.90%      10.46%
5 AllianceBernstein Growth and Income Portfolio - Class A    44,824   14.58     653,664     0.95%       0.65%      10.74%
3 AllianceBernstein Growth Portfolio - Class A              162,219   20.08   3,258,112     0.00%       0.90%      13.71%
2 AllianceBernstein Money Market Portfolio - Class A          3,284   11.75      38,591     0.65%       0.90%      -0.18%
1 AllianceBernstein Premier Growth Portfolio - Class A       53,387   12.15     648,589     0.00%       0.90%       7.65%
2 AllianceBernstein Premier Growth Portfolio - Class A        1,410   12.46      17,575     0.00%       0.90%       7.65%
5 AllianceBernstein Premier Growth Portfolio - Class A       23,746   12.88     305,936     0.00%       0.65%       7.92%
6 AllianceBernstein Premier Growth Portfolio - Class A       57,618    7.14     411,292     0.00%       0.75%       7.81%
2 AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                      196   19.92       3,902     2.24%       0.90%      34.41%
6 AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                   24,007   20.73     497,595     2.16%       0.75%      34.61%
1 AllianceBernstein Small Cap Growth Portfolio - Class A *   47,191   11.99     565,796     0.00%       0.90%      13.53%
2 AllianceBernstein Small Cap Growth Portfolio - Class A *    1,157    9.68      11,199     0.00%       0.90%      13.53%
3 AllianceBernstein Technology Portfolio - Class A           91,589   15.18   1,390,617     0.00%       0.90%       4.51%
6 AllianceBernstein Technology Portfolio - Class A           50,957    6.14     312,944     0.00%       0.75%       4.67%
1 AllianceBernstein Total Return Portfolio - Class A         24,441   11.95     292,103     2.47%       0.90%       8.10%
2 AllianceBernstein Total Return Portfolio - Class A            356   16.42       5,848     2.19%       0.90%       8.10%
2 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                           47   14.31         672     2.88%       0.90%       2.84%
2 AllianceBernstein Utility Income Portfolio - Class A           38   16.41         624     2.13%       0.90%      23.21%
6 AllianceBernstein Utility Income Portfolio - Class A       22,189    9.01     199,908     1.94%       0.75%      23.40%
6 American Century VP Capital Appreciation Fund - Class I    11,254    7.28      81,959     0.00%       0.75%       6.78%
6 American Century VP Income & Growth Fund - Class I         21,832   10.25     223,717     1.23%       0.75%      12.15%
5 American Century VP International Fund - Class I           19,319   13.49     260,619     0.51%       0.65%      14.18%
4 Anchor Series Trust Asset Allocation Portfolio - Class 1   31,037   12.30     381,745     2.79%       0.75%       9.51%
4 Anchor Series Trust Capital Appreciation Portfolio -
   Class 1                                                  240,227   12.22   2,934,964     0.00%       0.75%       8.30%
6 Anchor Series Trust Capital Appreciation Portfolio -
   Class 1                                                   83,646    9.03     755,154     0.00%       0.75%       8.30%
4 Anchor Series Trust Government and Quality Bond
   Portfolio - Class 1                                       68,089   13.40     912,051     4.68%       0.75%       2.64%
4 Anchor Series Trust Growth Portfolio - Class 1            114,459   10.87   1,244,228     0.57%       0.75%      10.03%
6 Anchor Series Trust Growth Portfolio - Class 1             45,562    9.31     424,393     0.57%       0.75%      10.03%
4 Anchor Series Trust Natural Resources Portfolio -
   Class 1                                                   14,263   25.11     358,142     0.77%       0.75%      24.11%
6 Anchor Series Trust Natural Resources Portfolio -
   Class 1                                                   16,443   19.89     327,059     0.77%       0.75%      24.11%
1 Dreyfus Stock Index Fund, Inc. - Initial Shares           200,562   22.19   4,450,084     1.78%       0.90%       9.65%
6 Dreyfus Stock Index Fund, Inc. - Initial Shares           218,882    9.21   2,015,453     1.81%       0.75%       9.81%
1 Dreyfus VIF Small Company Stock Portfolio - Initial
   Shares                                                    47,249   14.71     695,019     0.00%       0.90%      17.46%
6 Dreyfus VIF Small Company Stock Portfolio - Initial
   Shares                                                    53,922   13.18     710,706     0.00%       0.75%      17.63%
1 Fidelity VIP Asset Manager Portfolio - Initial Class       64,555   18.74   1,209,626     2.76%       0.90%       4.52%
6 Fidelity VIP Asset Manager Portfolio - Initial Class       25,774   10.51     270,766     2.76%       0.75%       4.68%
1 Fidelity VIP Contrafund Portfolio - Initial Class          62,149   16.81   1,044,492     0.32%       0.90%      14.44%
5 Fidelity VIP Contrafund Portfolio - Initial Class          43,335   14.60     632,487     0.31%       0.65%      14.73%
6 Fidelity VIP Contrafund Portfolio - Initial Class          64,467   11.61     748,429     0.32%       0.75%      14.61%
1 Fidelity VIP Growth Portfolio - Initial Class             192,660   19.26   3,710,779     0.26%       0.90%       2.45%
6 Fidelity VIP Growth Portfolio - Initial Class              62,017    7.61     471,880     0.26%       0.75%       2.61%
1 Fidelity VIP High Income Portfolio - Initial Class         35,723   12.79     456,984     7.92%       0.90%       8.61%
6 Fidelity VIP High Income Portfolio - Initial Class         14,920   12.22     182,394     7.92%       0.75%       8.77%
5 Fidelity VIP Index 500 Portfolio - Initial Class           37,848   14.01     530,116     0.50%       0.65%       9.90%

                                    VA II-52

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                    Investment  Expense
                                                                                 Unit                 Income     Ratio      Total
Sub-accounts                                                            Units    Value  Net Assets   Ratio (a)    (b)    Return (c)
---------------------------------------------------------------------  -------  ------  ----------  ----------  -------  ----------
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class          42,968  $16.91  $  726,746     4.12%      0.90%     3.52%
6 Fidelity VIP Investment Grade Bond Portfolio - Initial Class          25,535   12.73     325,156     4.12%      0.75%     3.67%
1 Fidelity VIP Money Market Portfolio - Initial Class                   82,173   13.47   1,106,569     1.16%      0.90%     0.30%
6 Fidelity VIP Money Market Portfolio - Initial Class                  151,825   10.50   1,594,410     1.16%      0.75%     0.45%
1 Fidelity VIP Overseas Portfolio - Initial Class                       34,619   15.58     539,482     1.14%      0.90%    12.62%
6 Franklin Templeton Templeton Global Asset Allocation Fund - Class 1   16,693   12.90     215,348     2.40%      0.75%    15.07%
6 JPMorgan Bond Portfolio                                                9,210   12.17     112,100     3.61%      0.75%     3.51%
6 JPMorgan U.S. Large Cap Core Equity Portfolio                          7,906    8.81      69,650     0.75%      0.75%     8.67%
6 Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I         4,465   11.44      51,059     3.96%      0.75%     0.03%
6 Neuberger Berman AMT Partners Portfolio - Class I                     41,058   11.50     472,365     0.01%      0.75%    18.09%
6 Oppenheimer Global Securities Fund/VA - Non-Service Shares            49,208    9.73     478,659     1.10%      0.75%    18.27%
6 Oppenheimer Main Street Fund/VA - Non-Service Shares                  61,865    9.57     592,065     0.77%      0.75%     8.64%
5 PIMCO VIT Real Return Portfolio - Administrative Class                19,465   10.75     209,172     0.80%      0.65%     8.21%
4 SunAmerica Aggressive Growth Portfolio - Class 1                     160,593   10.07   1,617,590     0.00%      0.75%    15.91%
6 SunAmerica Aggressive Growth Portfolio - Class 1                      45,332    7.69     348,732     0.00%      0.75%    15.91%
4 SunAmerica SunAmerica Balanced Portfolio - Class 1                   108,914    9.13     993,938     1.59%      0.75%     5.98%
6 SunAmerica SunAmerica Balanced Portfolio - Class 1                    43,928    8.71     382,752     1.59%      0.75%     5.98%
4 SunAmerica Alliance Growth Portfolio - Class 1                       390,025    7.57   2,953,003     0.31%      0.75%     7.14%
6 SunAmerica Alliance Growth Portfolio - Class 1                        57,602    7.48     431,077     0.31%      0.75%     7.14%
4 SunAmerica Blue Chip Growth Portfolio - Class 1                       17,867    6.01     107,454     0.15%      0.75%     4.45%
4 SunAmerica Cash Management Portfolio - Class 1                       242,292   11.13   2,697,266     0.75%      0.75%     0.06%
4 SunAmerica Corporate Bond Portfolio - Class 1                         32,652   14.07     459,531     5.05%      0.75%     6.02%
4 SunAmerica Davis Venture Value Portfolio - Class 1                   160,654   18.31   2,941,081     0.87%      0.75%    12.67%
4 SunAmerica "Dogs" of Wall Street Portfolio - Class 1                  34,469   11.70     403,134     2.88%      0.75%     8.81%
4 SunAmerica Emerging Markets Portfolio - Class 1                       60,706   13.99     849,391     1.05%      0.75%    23.58%
4 SunAmerica Federated American Leaders Portfolio - Class 1             33,869   10.46     354,376     1.46%      0.75%     9.07%
4 SunAmerica Global Bond Portfolio - Class 1                            19,244   12.63     243,074     0.00%      0.75%     3.19%
6 SunAmerica Global Bond Portfolio - Class 1                            31,498   11.56     364,263     0.00%      0.75%     3.19%
4 SunAmerica Global Equities Portfolio - Class 1                        68,813    8.36     575,380     0.30%      0.75%    11.03%
4 SunAmerica Goldman Sachs Research Portfolio - Class 1                  3,393    6.75      22,902     0.00%      0.75%    12.17%
4 SunAmerica Growth Opportunities Portfolio - Class 1                   23,157    4.59     106,181     0.00%      0.75%     5.38%
4 SunAmerica Growth-Income Portfolio - Class 1                         171,459    9.59   1,643,701     0.67%      0.75%    10.70%
6 SunAmerica Growth-Income Portfolio - Class 1                          99,403    8.89     883,906     0.67%      0.75%    10.70%
4 SunAmerica High-Yield Bond Portfolio - Class 1                        15,311   12.30     188,281     9.05%      0.75%    16.59%
4 SunAmerica International Diversified Equities Portfolio - Class 1     72,363    7.89     571,130     2.50%      0.75%    15.62%
4 SunAmerica International Growth and Income Portfolio - Class 1        87,556   10.87     951,467     1.09%      0.75%    19.96%
6 SunAmerica Marsico Growth Portfolio - Class 1                         47,598   10.79     513,561     0.00%      0.75%    10.42%
4 SunAmerica MFS Massachusetts Investors Trust Portfolio - Class 1      64,741    9.03     584,621     0.77%      0.75%    11.03%
4 SunAmerica MFS Mid-Cap Growth Portfolio - Class 1                    173,339   10.04   1,740,354     0.00%      0.75%    13.24%
6 SunAmerica MFS Mid-Cap Growth Portfolio - Class 1                    137,155    6.08     834,453     0.00%      0.75%    13.24%
4 SunAmerica MFS Total Return Portfolio - Class 1                       80,196   13.92   1,116,698     0.18%      0.75%    10.47%
4 SunAmerica Putnam Growth: Voyager Portfolio - Class 1                139,411    7.13     994,236     0.13%      0.75%     4.22%
4 SunAmerica Real Estate Portfolio - Class 1                            40,451   22.44     907,836     2.99%      0.75%    33.56%
4 SunAmerica Technology Portfolio - Class 1                             51,596    2.50     128,826     0.00%      0.75%    -3.25%
4 SunAmerica Telecom Utility Portfolio - Class 1                        14,903    7.92     118,043     5.15%      0.75%    15.90%
4 SunAmerica Worldwide High Income Portfolio - Class 1                   5,483   13.69      75,085     6.38%      0.75%     8.60%
5 UIF Core Plus Fixed Income Portfolio - Class I Shares                 15,783   11.12     175,541     3.34%      0.65%     3.69%
5 UIF Money Market Portfolio - Class I Shares                           10,506   10.02     105,254     1.20%      0.65%     0.13%
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                     30,208   15.80     477,207     0.02%      0.65%    13.85%
5 VALIC Company I Small Cap Index Fund                                  29,120   14.26     415,340     0.39%      0.65%    17.13%

                                    VA II-53

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                    Investment  Expense
                                                                                 Unit                 Income     Ratio      Total
Sub-accounts                                                            Units    Value  Net Assets   Ratio (a)    (b)    Return (c)
---------------------------------------------------------------------  -------  ------  ----------  ----------  -------  ----------
1 Van Eck Worldwide Emerging Markets Fund - Initial Class               21,202  $12.39   $262,592      0.50%     0.90%     24.76%
1 Van Eck Worldwide Hard Assets Fund - Initial Class                    11,058   15.54    171,863      0.28%     0.90%     22.87%

                                    VA II-54

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                    Investment  Expense
                                                                                 Unit                 Income     Ratio      Total
Sub-accounts                                                            Units    Value  Net Assets   Ratio (a)    (b)    Return (c)
---------------------------------------------------------------------  -------  ------  ----------  ----------  -------  ----------
1 AIM V.I. Capital Appreciation Fund - Series I                         43,496  $10.53  $  458,103     0.00%      0.90%    28.36%
6 AIM V.I. Capital Appreciation Fund - Series I                         22,264    7.18     159,954     0.00%      0.75%    28.55%
1 AIM V.I. International Growth Fund - Series I                         51,767   10.51     543,841     0.51%      0.90%    27.91%
6 AIM V.I. International Growth Fund - Series I                         20,002    8.34     166,825     0.51%      0.75%    28.10%
1 AllianceBernstein Global Bond Portfolio - Class A                      3,943   13.38      52,741     5.54%      0.90%    12.25%
2 AllianceBernstein Global Dollar Government Portfolio - Class A            17   17.81         310     5.48%      0.90%    32.21%
3 AllianceBernstein Growth and Income Portfolio - Class A              107,327   25.81   2,770,192     1.09%      0.90%    31.32%
5 AllianceBernstein Growth and Income Portfolio - Class A               26,100   13.17     343,697     1.24%      0.65%    31.65%
3 AllianceBernstein Growth Portfolio - Class A                         162,871   17.66   2,876,910     0.00%      0.90%    33.85%
2 AllianceBernstein Money Market Portfolio - Class A                     5,082   11.77      59,832     0.64%      0.90%    -0.37%
1 AllianceBernstein Premier Growth Portfolio - Class A                  53,018   11.29     598,364     0.00%      0.90%    22.56%
2 AllianceBernstein Premier Growth Portfolio - Class A                   1,312   11.58      15,194     0.00%      0.90%    22.56%
5 AllianceBernstein Premier Growth Portfolio - Class A                  15,913   11.94     189,978     0.00%      0.65%    22.87%
6 AllianceBernstein Premier Growth Portfolio - Class A                  55,231    6.62     365,701     0.00%      0.75%    22.74%
2 AllianceBernstein Real Estate Investment Portfolio - Class A             220   14.82       3,264     3.00%      0.90%    38.05%
6 AllianceBernstein Real Estate Investment Portfolio - Class A          23,393   15.40     360,192     2.68%      0.75%    38.26%
1 AllianceBernstein Small Cap Growth Portfolio - Class A                44,087   10.56     465,600     0.00%      0.90%    47.57%
2 AllianceBernstein Small Cap Growth Portfolio - Class A                   991    8.52       8,450     0.00%      0.90%    47.57%
3 AllianceBernstein Technology Portfolio - Class A                      92,412   14.53   1,342,541     0.00%      0.90%    42.79%
6 AllianceBernstein Technology Portfolio - Class A                      46,848    5.87     274,882     0.00%      0.75%    43.01%
1 AllianceBernstein Total Return Portfolio - Class A                    32,443   11.06     358,692     2.80%      0.90%    17.99%
2 AllianceBernstein Total Return Portfolio - Class A                       406   15.19       6,168     2.98%      0.90%    17.99%
2 AllianceBernstein U.S. Government/High Grade Securities Portfolio
   - Class A                                                                54   13.92         751     3.36%      0.90%     2.95%
2 AllianceBernstein Utility Income Portfolio - Class A                      44   13.32         582     3.56%      0.90%    18.81%
6 AllianceBernstein Utility Income Portfolio - Class A                  23,321    7.30     170,267     3.12%      0.75%    18.99%
6 American Century VP Capital Appreciation Fund - Class I                9,897    6.82      67,499     0.00%      0.75%    19.57%
6 American Century VP Income & Growth Fund - Class I                    17,636    9.14     161,141     1.15%      0.75%    28.39%
5 American Century VP International Fund - Class I                      14,064   11.82     166,167     0.45%      0.65%    23.70%
4 Anchor Series Trust Asset Allocation Portfolio - Class 1              27,632   11.23     310,356     0.00%      0.75%     4.12%
4 Anchor Series Trust Capital Appreciation Portfolio - Class 1         205,786   11.28   2,321,583     0.00%      0.75%    31.26%
6 Anchor Series Trust Capital Appreciation Portfolio - Class 1          75,669    8.34     630,806     0.00%      0.75%    31.26%
4 Anchor Series Trust Government and Quality Bond Portfolio - Class 1   67,051   13.05     875,095     4.56%      0.75%     1.75%
4 Anchor Series Trust Growth Portfolio - Class 1                       110,933    9.88   1,096,020     0.52%      0.75%    28.95%
6 Anchor Series Trust Growth Portfolio - Class 1                        41,991    8.47     355,492     0.52%      0.75%    28.95%
4 Anchor Series Trust Natural Resources Portfolio - Class 1              9,889   20.23     200,082     0.67%      0.75%    46.61%
6 Anchor Series Trust Natural Resources Portfolio - Class 1             15,086   16.03     241,783     0.67%      0.75%    46.61%
1 Dreyfus Stock Index Fund, Inc. - Initial Shares                      202,463   20.24   4,096,944     1.48%      0.90%    27.21%
6 Dreyfus Stock Index Fund, Inc. - Initial Shares                      252,286    8.39   2,115,430     1.50%      0.75%    27.41%
1 Dreyfus VIF Small Company Stock Portfolio - Initial Shares            42,017   12.52     526,202     0.11%      0.90%    41.66%
6 Dreyfus VIF Small Company Stock Portfolio - Initial Shares            47,913   11.20     536,839     0.10%      0.75%    41.87%
1 Fidelity VIP Asset Manager Portfolio - Initial Class                  71,997   17.93   1,290,678     3.62%      0.90%    16.92%
6 Fidelity VIP Asset Manager Portfolio - Initial Class                  22,984   10.04     230,661     3.62%      0.75%    17.09%
1 Fidelity VIP Contrafund Portfolio - Initial Class                     62,539   14.69     918,399     0.43%      0.90%    27.31%
5 Fidelity VIP Contrafund Portfolio - Initial Class                     25,803   12.72     328,255     0.24%      0.65%    27.63%
6 Fidelity VIP Contrafund Portfolio - Initial Class                     58,414   10.13     591,692     0.43%      0.75%    27.50%
1 Fidelity VIP Growth Portfolio - Initial Class                        197,408   18.80   3,711,243     0.26%      0.90%    31.66%
6 Fidelity VIP Growth Portfolio - Initial Class                         54,791    7.42     406,310     0.26%      0.75%    31.86%
1 Fidelity VIP High Income Portfolio - Initial Class                    35,025   11.78     412,529     6.38%      0.90%    26.13%
6 Fidelity VIP High Income Portfolio - Initial Class                    14,996   11.24     168,536     6.38%      0.75%    26.31%
5 Fidelity VIP Index 500 Portfolio - Initial Class                      11,032   12.74     140,601     0.69%      0.65%    27.58%

                                    VA II-55

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                    Investment  Expense
                                                                                 Unit                 Income     Ratio      Total
Sub-accounts                                                            Units    Value  Net Assets   Ratio (a)    (b)    Return (c)
---------------------------------------------------------------------  -------  ------  ----------  ----------  -------  ----------
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class          49,509  $16.34  $  808,916     3.82%      0.90%     4.26%
6 Fidelity VIP Investment Grade Bond Portfolio - Initial Class          22,767   12.28     279,633     3.82%      0.75%     4.42%
1 Fidelity VIP Money Market Portfolio - Initial Class                   94,324   13.43   1,266,366     1.01%      0.90%     0.09%
6 Fidelity VIP Money Market Portfolio - Initial Class                  149,723   10.45   1,565,248     1.01%      0.75%     0.24%
1 Fidelity VIP Overseas Portfolio - Initial Class                       37,864   13.84     523,940     0.76%      0.90%    42.09%
6 Franklin Templeton Templeton Global Asset Allocation Fund -
   Class 1                                                              14,529   11.21     162,887     2.58%      0.75%    31.32%
6 JPMorgan Bond Portfolio                                               13,058   11.76     153,532     2.94%      0.75%     2.94%
6 JPMorgan U.S. Large Cap Core Equity Portfolio                          7,864    8.11      63,757     0.68%      0.75%    27.18%
6 Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I         3,923   11.43      44,847     4.41%      0.75%     1.66%
6 Neuberger Berman AMT Partners Portfolio - Class I                     53,244    9.74     518,738     0.00%      0.75%    34.08%
6 Oppenheimer Global Securities Fund/VA - Non-Service Shares            42,692    8.22     351,112     0.63%      0.75%    41.95%
6 Oppenheimer Main Street Fund/VA - Non-Service Shares                  59,243    8.81     521,876     0.89%      0.75%    25.77%
4 SunAmerica Aggressive Growth Portfolio - Class 1                     153,030    8.69   1,329,798     0.00%      0.75%    27.50%
6 SunAmerica Aggressive Growth Portfolio - Class 1                      43,390    6.64     287,972     0.00%      0.75%    27.50%
4 SunAmerica - SunAmerica Balanced Portfolio - Class 1                  94,528    8.61     813,988     2.32%      0.75%    14.26%
6 SunAmerica - SunAmerica Balanced Portfolio - Class 1                  45,037    8.22     370,275     2.32%      0.75%    14.26%
4 SunAmerica Alliance Growth Portfolio - Class 1                       394,036    7.07   2,784,661     0.26%      0.75%    24.87%
6 SunAmerica Alliance Growth Portfolio - Class 1                        55,600    6.99     388,379     0.26%      0.75%    24.87%
4 SunAmerica Asset Allocation Portfolio - Class 1                           --   10.79          --     8.28%      0.75%    17.31%
4 SunAmerica Blue Chip Growth Portfolio - Class 1                       13,764    5.76      79,253     0.17%      0.75%    25.07%
4 SunAmerica Cash Management Portfolio - Class 1                       299,916   11.13   3,336,603     2.05%      0.75%    -0.08%
4 SunAmerica Corporate Bond Portfolio - Class 1                         29,392   13.27     390,152     6.51%      0.75%    11.10%
4 SunAmerica Davis Venture Value Portfolio - Class 1                   158,037   16.25   2,567,930     0.85%      0.75%    32.12%
4 SunAmerica "Dogs" of Wall Street Portfolio - Class 1                  20,400   10.75     219,269     2.68%      0.75%    19.13%
4 SunAmerica Emerging Markets Portfolio - Class 1                       64,917   11.32     735,010     0.00%      0.75%    51.45%
4 SunAmerica Federated American Leaders Portfolio - Class 1             35,280    9.59     338,441     1.47%      0.75%    26.63%
4 SunAmerica Global Bond Portfolio - Class 1                            10,538   12.24     128,988     0.00%      0.75%     2.78%
6 SunAmerica Global Bond Portfolio - Class 1                            40,756   11.21     456,764     0.00%      0.75%     2.78%
4 SunAmerica Global Equities Portfolio - Class 1                        67,528    7.53     508,530     0.27%      0.75%    25.58%
4 SunAmerica Goldman Sachs Research Portfolio - Class 1                  3,450    6.02      20,755     0.00%      0.75%    24.29%
4 SunAmerica Growth Opportunities Portfolio - Class 1                   22,067    4.35      96,016     0.00%      0.75%    33.96%
4 SunAmerica Growth-Income Portfolio - Class 1                         187,230    8.66   1,621,398     1.00%      0.75%    24.70%
6 SunAmerica Growth-Income Portfolio - Class 1                          92,916    8.03     746,359     1.00%      0.75%    24.70%
4 SunAmerica High-Yield Bond Portfolio - Class 1                        15,887   10.55     167,576     6.50%      0.75%    30.58%
4 SunAmerica International Diversified Equities Portfolio - Class 1     67,873    6.83     463,312     4.52%      0.75%    30.82%
4 SunAmerica International Growth and Income Portfolio - Class 1        75,711    9.06     685,867     1.41%      0.75%    35.90%
6 SunAmerica Marsico Growth Portfolio - Class 1                         50,625    9.77     494,676     0.00%      0.75%    29.25%
4 SunAmerica MFS Massachusetts Investors Trust Portfolio - Class 1      72,796    8.13     592,074     0.88%      0.75%    21.57%
4 SunAmerica MFS Mid-Cap Growth Portfolio - Class 1                    151,606    8.87   1,344,211     0.00%      0.75%    36.21%
6 SunAmerica MFS Mid-Cap Growth Portfolio - Class 1                    131,131    5.37     704,536     0.00%      0.75%    36.21%
4 SunAmerica MFS Total Return Portfolio - Class 1                       74,371   12.60     937,397     4.35%      0.75%    15.99%
4 SunAmerica Putnam Growth: Voyager Portfolio - Class 1                146,544    6.84   1,002,816     0.26%      0.75%    23.09%
4 SunAmerica Real Estate Portfolio - Class 1                            30,389   16.80     510,646     2.85%      0.75%    36.96%
4 SunAmerica Technology Portfolio - Class 1                             47,601    2.58     122,846     0.00%      0.75%    49.63%
4 SunAmerica Telecom Utility Portfolio - Class 1                        13,863    6.83      94,740     6.31%      0.75%    17.88%
4 SunAmerica Worldwide High Income Portfolio - Class 1                   5,139   12.61      64,797     9.15%      0.75%    25.00%
5 UIF Core Plus Fixed Income Portfolio - Class I Shares                 20,564   10.73     220,579     0.04%      0.65%     3.96%
5 UIF Money Market Portfolio - Class I Shares                           17,732   10.01     177,428     0.73%      0.65%    -0.10%
5 UIF U.S. Mid Cap Value Portfolio - Class I Shares                     20,841   13.88     289,179     0.00%      0.65%    40.59%
1 Van Eck Worldwide Emerging Markets Fund - Initial Class               22,873    9.93     227,068     0.10%      0.90%    52.81%

                                    VA II-56

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                    Investment  Expense
                                                                                 Unit                 Income     Ratio      Total
Sub-accounts                                                            Units    Value  Net Assets   Ratio (a)    (b)    Return (c)
---------------------------------------------------------------------  -------  ------  ----------  ----------  -------  ----------
1 Van Eck Worldwide Hard Assets Fund - Initial Class                     6,791  $12.65    $85,905      0.37%      0.90%    43.78%

Footnotes

1    Variable Universal Life Policy product.

2    Gallery Life product.

3    Variable Universal Life Policy product or Gallery Life product.

4    Polaris product or Polaris Survivorship product.

5    Executive Advantage product.

6    Gemstone Life product.

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-accounts invest.

(b) These amounts represent the annualized policy expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include policy charges deducted directly from account values. For the years ended December 31, 2007, 2006, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*    Fund name changes

2004

..    Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.

2005

..    Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.

..    Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A
     changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A.

..    Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A
     changed its name to AllianceBernstein Global Technology Portfolio - Class
     A.

2006

..    Effective February 1, 2006, AllianceBernstein Total Return Portfolio -
     Class A changed its name to AllianceBernstein Balanced Shares Portfolio - Class A.

..    Effective October 2, 2006, Mercury funds changed their names to BlackRock funds.

2007

..    Effective May 1, 2007, Neuberger Berman AMT Limited Maturity Bond Portfolio
     - Class 1 changed its name to Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio - Class 1.

..    Effective May 1, 2007, SunAmerica - SunAmerica Balanced Portfolio - Class 1
     changed its name to SunAmerica Balanced Portfolio - Class 1.

..    Effective May 1, 2007, SunAmerica Goldman Sachs Research Portfolio - Class
     1 changed its name to SunAmerica Capital Growth Portfolio - Class 1.

..    Effective May 1, 2007, SunAmerica Federated American Leaders Portfolio -
     Class 1 changed its name to SunAmerica Equity Opportunities Portfolio - Class 1.

..    Effective May 1, 2007, SunAmerica Putnam Growth: Voyager Portfolio - Class
     1 changed its name to SunAmerica Fundamental Growth Portfolio - Class 1.

..    Effective May 1, 2007, SunAmerica Marisco Growth Portfolio - Class 1
     changed its name to SunAmerica Marisco Focused Growth Portfolio - Class 1.

..    Effective May 1, 2007, SunAmerica MFS Mid-Cap Growth Portfolio - Class 1
     changed its name to SunAmerica Mid-Cap Growth Portfolio - Class 1.

                                    VA II-57

                           AIG LIFE INSURANCE COMPANY
                    (an indirect, wholly-owned subsidiary of
                       American International Group, Inc.)

                              FINANCIAL STATEMENTS

                               FOR THE YEARS ENDED
             DECEMBER 31, 2007, 2006 (Restated) AND 2005 (Restated)

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AIG Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, of shareholder's equity, of cash flows and of comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Houston, Texas
April 29, 2008

                           AIG LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                                 (in thousands)

                                                         December 31,   December 31,
                                                             2007           2006
                                                         ------------   ------------
                                                                         (Restated)
Assets
Investments:
   Fixed maturities available for sale, at fair value
      (cost: 2007 - $6,554,997; 2006 - $6,935,212)        $ 6,741,702    $ 7,219,295
   Equity securities available for sale, at fair value
      (cost: 2007 - $16,004; 2006 - $5,894)                    17,044          6,847
   Mortgage loans on real estate                              531,619        521,781
   Policy loans                                               179,640        189,739
   Derivative asset, at fair value                             40,128         27,945
   Investment real estate                                      21,504         21,067
   Other invested assets                                       75,787         51,232
   Short-term investments                                      66,802         54,316
   Securities lending collateral                            2,384,556      1,763,624
                                                          -----------    -----------
      Total investments                                    10,058,782      9,855,846

Cash and cash equivalents                                      16,257            176
Accrued investment income                                      93,904         99,165
Reinsurance assets                                            104,087        126,374
Deferred acquisition costs                                    166,057        205,679
Premiums and insurance balances receivable                      3,654         28,564
Income taxes receivable                                        27,381             --
Amounts due from related parties                                  193          9,305
Other assets                                                   31,346         11,369
Assets held in separate accounts                            3,103,731      3,132,390
                                                          -----------    -----------
      Total assets                                        $13,605,392    $13,468,868
                                                          ===========    ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            BALANCE SHEET (Continued)
                      (in thousands, except share amounts)

                                                         December 31,   December 31,
                                                             2007           2006
                                                         ------------   ------------
                                                                         (Restated)
Liabilities
Policyholders' contract deposits                          $ 4,161,974    $ 4,635,855
Future policy benefits for life and accident
   and health insurance contracts                           2,636,077      2,452,912
Reserve for unearned premiums                                  27,736         26,301
Policy claims and benefits payable                            120,310        125,700
Other policyholders' fund                                      36,066         32,140
Income taxes payable                                               --         56,408
Derivative liabilities, at fair value                          24,620         15,977
Amounts due to related parties                                 51,238         89,491
Other liabilities                                              56,024         44,453
Liabilities related to separate accounts                    3,103,731      3,132,390
Securities lending payable                                  2,594,426      1,763,624
                                                          -----------    -----------
      Total liabilities                                    12,812,202     12,375,251

Shareholder's equity
Common stock, $5 par value; 1,000,000 shares
   authorized, 976,703 issued and outstanding                   4,884          4,884
Additional paid-in capital                                    308,585        302,283
Accumulated other comprehensive income                          7,418        181,947
Retained earnings                                             472,303        604,503
                                                          -----------    -----------
      Total shareholder's equity                              793,190      1,093,617
                                                          -----------    -----------
Total liabilities and shareholder's equity                $13,605,392    $13,468,868
                                                          ===========    ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                               STATEMENT OF INCOME
                                 (in thousands)

                                                              Years Ended December 31,
                                                         ----------------------------------
                                                            2007       2006         2005
                                                         --------   ----------   ----------
                                                                    (Restated)   (Restated)
Revenues:
   Premiums and other considerations                     $267,304    $222,433    $  164,634
   Net investment income                                  558,477     585,793       731,241
   Net realized investment losses                         (97,580)    (20,854)       (9,099)
   Other                                                  148,209     152,793       152,007
                                                         --------    --------    ----------
      Total revenues                                      876,410     940,165     1,038,783
                                                         --------    --------    ----------
Benefits and expenses:
   Policyholders' benefits                                530,659     406,486       429,691
   Interest credited on policyholder contract deposits    192,553     271,267       278,748
   Insurance acquisition and other operating expenses     131,302     152,568       131,667
                                                         --------    --------    ----------
      Total benefits and expenses                         854,514     830,321       840,106
                                                         --------    --------    ----------
Income before income taxes                                 21,896     109,844       198,677
Income taxes:
   Current                                                 23,694      14,286        83,956
   Deferred                                               (22,132)     13,456       (17,510)
                                                         --------    --------    ----------
      Total income tax expense                              1,562      27,742        66,446
                                                         --------    --------    ----------
Net income                                               $ 20,334    $ 82,102    $  132,231
                                                         ========    ========    ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                        STATEMENT OF SHAREHOLDER'S EQUITY
                                 (in thousands)

                                                          Years Ended December 31,
                                                    -----------------------------------
                                                       2007        2006         2005
                                                    ---------   ----------   ----------
                                                                (Restated)   (Restated)
Series A Preferred stock

Balance at beginning of year                        $      --   $  100,000   $  250,000
   Shares redeemed                                         --     (100,000)    (150,000)
                                                    ---------   ----------   ----------
Balance at end of year                                     --           --      100,000
Common stock
Balance at beginning and end of year                    4,884        4,884        4,884
Additional paid-in capital
Balance at beginning of year                          302,283      302,283      302,283
   Capital contribution from AIG                        6,302           --           --
                                                    ---------   ----------   ----------
Balance at end of year                                308,585      302,283      302,283
                                                    ---------   ----------   ----------
Accumulated other comprehensive income (loss)
Balance at beginning of year                          181,947      253,676      388,716
   Other comprehensive loss                          (174,529)     (71,729)    (135,040)
                                                    ---------   ----------   ----------
Balance at end of year                                  7,418      181,947      253,676
                                                    ---------   ----------   ----------
Retained earnings
Balance at beginning of year                          604,503      576,115      504,952
   Net income                                          20,334       82,102      132,231
   Cumulative effect of accounting change, net of
      tax (Note 2.l)                                   (2,534)          --           --
   Dividends to shareholders                         (150,000)     (53,714)     (61,068)
                                                    ---------   ----------   ----------
Balance at end of year                                472,303      604,503      576,115
                                                    ---------   ----------   ----------
Total shareholder's equity                          $ 793,190   $1,093,617   $1,236,958
                                                    =========   ==========   ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                 (in thousands)

                                                                      Years Ended December 31,
                                                              ---------------------------------------
                                                                  2007          2006          2005
                                                              -----------   -----------   -----------
                                                                             (Restated)    (Restated)
Cash flows from operating activities:
   Net income                                                 $    20,334   $    82,102   $   132,231
Adjustments to reconcile net income to net cash provided
   by operating activities:
      Change in insurance reserves                                179,210        22,511        46,482
      Interest credited to policyholder contracts                 192,553       271,267       278,748
      Realized capital losses                                      97,580        20,854         9,099
      Amortization of premiums and discounts on securities        (17,941)      (15,367)      (12,977)
Change in:
      Premiums and insurance balances
          receivable and payable - net                             24,910         8,447        36,128
      Other policyholders' contracts                              117,018       153,774       239,123
      Reinsurance assets                                           22,287         9,995       (17,400)
      Deferred acquisition costs                                   43,790        60,019        56,583
      Investment income due and accrued                             5,261        24,029        19,243
      Income taxes - net                                           10,187       (38,541)      (15,507)
      Reserves for commissions, expense and taxes                     675         2,478        (4,820)
      Other assets and liabilities - net                          (40,756)       22,249       (32,593)
                                                              -----------   -----------   -----------
Net cash provided by operating activities                         655,108       623,817       734,340
                                                              -----------   -----------   -----------
Cash flows from investing activities:
      Sale of fixed maturities                                  2,055,727     3,665,292     4,741,528
      Redemptions and maturities of fixed maturities              671,479       676,033       863,269
      Purchase of fixed maturities                             (2,394,540)   (2,855,656)   (4,792,066)
      Sale of equity securities                                    64,762       113,037        38,079
      Purchase of equity securities                               (75,373)     (112,911)      (59,147)
      Sale of real estate                                           7,017         2,621            --
      Purchase of real estate                                      (2,586)       (6,053)       (2,925)
      Repayments of mortgage loans                                 67,115        52,593        92,172
      Mortgage loans funded                                       (76,891)      (59,592)     (121,088)
      Repayments of policy loans                                   36,549        20,481        63,559
      Policy loans funded                                         (26,450)       (8,652)      (10,679)
      Change in short-term investments                            (12,486)      (22,853)        9,203
      Sales or distributions of other long-term investments        38,064        11,024        93,083
      Purchases of other long-term investments                    (36,690)      (33,348)       (1,497)
      Change in securities lending collateral                    (837,104)      (97,423)     (358,862)
      Other - net                                                 (25,198)        6,874       (77,858)
                                                              -----------   -----------   -----------
Net cash (used in) provided by investing activities              (546,605)    1,351,467       476,771
                                                              -----------   -----------   -----------

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)
                                 (in thousands)

                                                          Years Ended December 31,
                                                   -------------------------------------
                                                      2007         2006          2005
                                                   ---------   -----------   -----------
                                                                (Restated)    (Restated)
Cash flows from financing activities:
   Deposits on policyholder contracts              $ 206,492   $   124,188   $   123,760
   Withdrawals on policyholder contracts            (986,018)   (2,052,561)   (1,485,371)
   Change in securities lending payable              830,802        97,423       358,862
   Capital contribution from AIG                       6,302            --            --
   Dividends to shareholders                        (150,000)      (53,714)      (61,068)
   Redemption of preferred stock                          --      (100,000)     (150,000)
                                                   ---------   -----------   -----------
Net cash used in financing activities                (92,422)   (1,984,664)   (1,213,817)
                                                   ---------   -----------   -----------
Increase (decrease) in cash and cash equivalents      16,081        (9,380)       (2,706)
Cash and cash equivalents at beginning of year           176         9,556        12,262
                                                   ---------   -----------   -----------
Cash and cash equivalents at end of year           $  16,257   $       176   $     9,556
                                                   =========   ===========   ===========
Supplemental cash flow information
   Income taxes (received) paid                    $ (10,041)  $    68,064   $    81,990
                                                   =========   ===========   ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                        STATEMENT OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                     Years Ended December 31,
                                               -----------------------------------
                                                  2007        2006         2005
                                               ---------   ----------   ----------
                                                           (Restated)   (Restated)
Net income                                     $  20,334   $  82,102    $ 132,231
Other comprehensive income (loss)

Net unrealized losses on invested assets        (375,813)   (163,378)    (250,148)
Deferred income tax benefit on above change      131,534      60,103       88,515
Reclassification adjustment for net realized
   losses in net income                          103,090      28,433       (5,886)
Deferred income tax benefit on above change      (36,099)    (10,457)       2,083
Adjustment to deferred acquisition costs           4,218      21,465       47,042
Deferred income tax expense on above change       (1,459)     (7,895)     (16,646)
                                               ---------   ---------    ---------
Other comprehensive loss                        (174,529)    (71,729)    (135,040)
                                               ---------   ---------    ---------
Comprehensive (loss) income                    $(154,195)  $  10,373    $  (2,809)
                                               =========   =========    =========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   Nature of Operations:

AIG Life Insurance Company (the "Company"), is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG"). The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed and variable annuities, terminal funding annuities, immediate annuities, variable universal life insurance policies, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

Prior to December 18, 2007, 79% of the outstanding stock of the Company was held by AIG. The remaining 21% of the Company's outstanding common stock was held by another AIG subsidiary, Commerce and Industry Insurance Company ("Commerce and Industry"), which is domiciled in New York. On December 18, 2007, the shares of the Company owned by Commerce and Industry were sold to AIG and on December 31, 2007, 100% of the shares owned by AIG were contributed by AIG to AIG Life Holdings and upon receipt of these shares, AIG Life Holdings contributed the same to AGC Life Insurance Company, which is domiciled in Missouri. As a result of these transactions, 100% of the Company's outstanding common stock is owned by AGC Life Insurance Company as of December 31, 2007.

2.   Summary of Significant Accounting Policies:

     a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates. The Company considers its most critical accounting estimates to be those with respect to future policy benefits for life and accident and health contracts, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments.

          The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility with the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments and securities lending collateral. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayments an monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable assets held in separate accounts.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     a)   Basis of Presentation - (continued):

          During the second half of 2007, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company. Certain prior period items have been reclassified to conform to the current period's presentation.

          During 2007, management identified and corrected an error discovered in its historical reserving for future policy benefits for life and accident and health insurance contracts. The effect of this error was not material to the statement of operations for any individual prior period, but had an accumulated impact to beginning retained earnings as of December 31, 2005 of a decrease of $25.1 million (pre-tax). The Company has restated its December 31, 2006 and 2005 financial statements to adjust for this correction. Additionally, the Company has included in the restatement adjustments, other items which had been previously identified and corrected but considered to not be sufficiently material to require restatement. Of these adjustments, there were 10 items, the largest of which was $2.4 million, which all netted to a reduction of $2.2 million on a pre-tax basis. In aggregate, the effect of the restatement adjustments to shareholder's equity and net income as of and for the years ended December 31, 2006 and 2005 were as follows:

                                               2006
                             ----------------------------------------
                             As previously
                                reported     Adjustment   As restated
                             -------------   ----------   -----------
Shareholder's equity           $1,110,832     $(17,215)    $1,093,617
                               ==========     ========     ==========
Income before income taxes     $  112,458     $ (2,614)    $  109,844
Income tax expense                 28,657         (915)        27,742
                               ----------     --------     ----------
Net income                     $   83,801     $ (1,699)    $   82,102
                               ==========     ========     ==========

                                               2005
                             ----------------------------------------
                             As previously
                                reported     Adjustment   As restated
                             -------------   ----------   -----------
Shareholder's equity           $1,252,980     $(16,022)    $1,236,958
                               ==========     ========     ==========
Income before income taxes     $  200,313     $ (1,636)    $  198,677
Income tax expense                 67,019         (573)        66,446
                               ----------     --------     ----------
Net income                     $  133,294     $ (1,063)    $  132,231
                               ==========     ========     ==========

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     b) Statutory Accounting: The Company is required to file financial statements with various state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2007. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                  2007       2006       2005
                                --------   --------   --------
Statutory net income            $ 48,662   $108,706   $151,166
Statutory capital and surplus   $444,806   $569,988   $635,980

          The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost.

          In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

     c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     d)   Investments:

          (i)  Cash and Short-Term Investments

               Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All short-term investments are carried at cost plus accrued interest, which approximates fair value and have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

          (ii) Fixed Maturity and Equity Securities

               Fixed maturity and equity securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

               Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

               The Company regularly evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary impairment ("OTTI") and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment.

               In general, a security is considered a candidate for impairment if it meets any of the following criteria:

               . Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

               . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or
                    (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

               . In the opinion of the Company's management, it is probable that the Company may not realize a full recovery on its investments, irrespective of the occurrence of one of the foregoing events.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     d)   Investments - (continued):

          (ii) Fixed Maturity and Equity Securities - (continued)

               The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the company could not reasonably assert that recovery period would be temporary.

               Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

               At each balance sheet date, the Company evaluates its securities holdings in an unrealized loss position. Where the Company does not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, the Company records the unrealized loss in income. If events or circumstances change, such as unexpected changes in the creditworthiness of the obligor, unanticipated changes in interest rates, tax laws, statutory capital positions and liquidity events, among others, the Company revisits its intent. Further, if a loss is recognized from a sale subsequent to a balance sheet date pursuant to these unexpected changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

               In periods subsequent to the recognition of an OTTI, or impairment loss for debt securities, the Company generally amortizes the discount or reduced premium over the remaining life of the security in a prospective manner based on the amount and timing of future estimated cash flows. Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

          (iii) Mortgage Loans

               Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

               Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2007 and 2006.

               Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     d)   Investments - (continued):

          (iv) Policy Loans

               Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

          (v)  Real Estate

               Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

          (vi) Other Invested Assets

               Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. Included in partnerships are preferred equity investments in partially owned companies. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

          (vii) Securities Lending Collateral and Securities Lending Payable

               The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is obtained at a minimum of 102% of the value of the loaned securities. The collateral is held in a separate custodial account for the beneficial interest of the Company and other affiliated lenders, and is not available for the general use of the Company. The collateral is reinvested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities are carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     d)   Investments - (continued):

          (vii) Securities Lending Collateral and Securities Lending Payable - (continued):

               Unrealized gains and losses on these collateral investments are reflected within accumulated other comprehensive income, net of deferred taxes, in shareholder's equity. Securities lending collateral investments are subject to review for OTTI using the same policy applied to other invested assets. The Company's allocated portion of income earned on the collateral investments, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statement of income. The Company's allocated portion of any realized investment gains or losses on the collateral investments are recorded in the statement of income.

               The fair values of securities subject to securities lending agreements were $2,545.4 million and $1,717.6 million as of December 31, 2007 and 2006, respectively, which represents securities included in bonds, notes, and redeemable preferred stocks available for sale in the consolidated balance sheet at the respective balance sheet dates. The collateral is held by the lending agent for the benefit of the Company and is not available for the general use of the Company (restricted). Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statement of income.

          (viii) Dollar Roll Agreements

               Throughout the year, the Company may enter into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the balance sheet in other liabilities. At December 31, 2007 and 2006, the Company had no dollar roll agreements outstanding.

          (ix) Derivative Financial Instruments

               The Company recognizes all derivatives in the balance sheet at fair value.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     d)   Investments - (continued):

          (ix) Derivative Financial Instruments - (continued)

               The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates, equity markets on cash flows from investment income, or certain policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps, S&P 500 index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer or trader in derivative instruments.

               Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

     e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits to be realized over the estimated lives of the contracts. The Company reviews for recoverability the carrying amounts of DAC on at least an annual basis.

          Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are immediately charged to expense in the period such determination is made.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     e)   Deferred Acquisition Costs - (continued):

          With respect to the Company's variable universal life and variable annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if man unachievable. The use of a reversion to the mean assumption is common within the industry, however, the parameters used in the methodology are subject to judgment and vary among companies.

          For the years ended December 31, 2006 and 2005, DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income. In 2007, management changed its policy for allocating realized and unrealized losses to DAC and no longer adjusts for unrealized gains and losses.

     f) Income Taxes: Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

          A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

          Premiums for traditional, whole and term life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

          For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

          Premiums on accident and health policies are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

     h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefore are reflected in income currently.

     i) Separate Accounts: Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain policies. Each separate account has specific investment objectives, and the assets are carried at fair value. The assets of each separate account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statement of income.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a policyholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit ("GMDB") that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

          The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the statements of income.

          The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

     k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that generally have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

          Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

          l) Recently Issued Accounting Standards: In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in Financial Accounting Standard No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investment" ("FAS 97"). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 became effective on January 1, 2007 and generally affects the accounting for internal replacements occurring after that date.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     l)   Recently Issued Accounting Standards - (continued):

          In the first quarter of 2007, the Company recorded a cumulative effect reduction of $2.5 million, net of tax, to the opening balance of retained earnings on the date of adoption of SOP 05-1. This adoption effect represented changes in unamortized DAC, unearned revenue liabilities and future policy benefits for life and accident and health insurance contracts resulting from a shorter expected life related to certain group life and health insurance contracts and the effect on the gross profits of investment-oriented products related to previously anticipated future internal replacements.

          In February 2006, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FAS 140 and FAS 133" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. The Company elected to early adopt FAS 155 effective January 1, 2006. The adoption of this guidance did not have a material effect on the Company's financial condition or results of operations.

          In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted FIN 48 on January 1, 2007. The adoption of this guidance did not have a material effect on the Company's financial condition or results of operations.

          In July 2006, the FASB issued FASB Staff Position No. FAS 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any FIN 48 uncertain tax position related to the lease. The Company adopted FSP 13-2 on January 1, 2007. The adoption of this guidance did not have a material effect on the Company's financial condition or results of operations.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     m) Future Application of Accounting Standards: In September 2006, the FASB issued Financial Accounting Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 nullifies the guidance in Emerging Issues Task Force 02-3 ("EITF 02-3") that precluded the recognition of a trading profit at the inception of a derivative contract unless the fair value of such contract was obtained from a quoted market price or other valuation technique incorporating observable market data. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value.

          The Company adopted FAS 157 on January 1, 2008, its required effective date. FAS 157 must be applied prospectively, except that the difference between the carrying amount and fair value of a stand-alone derivative or hybrid instrument measured using the guidance in EITF 02-3 on recognition of a trading profit at the inception of a derivative, is to be applied as a cumulative-effect adjustment to opening retained earnings on January 1, 2008. The adoption of FAS 157 did not have a material effect on the Company's financial condition or results of operations.

          In February 2007, the FASB issued Financial Accounting Standard No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159, also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159, permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The Company adopted FAS 159 on January 1, 2008, its required effective date. The company did not make any fair value measurement elections upon initial adoption of FAS 159. The effect of FAS 159 on the Company's financial condition or results of operations prospectively directly depends on the nature and extent of eligible items elected to be measured at fair value.

          In June 2007, the AICPA issued SOP No. 07-1 ("SOP 07-1"), "Clarification of the Scope of the Audit and Accounting Guide 'Audits of Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies." SOP 07-1 amends the guidance for whether an entity may apply the Audit and Accounting Guide, "Audits of Investment Companies" (the Guide). In February 2008, the FASB issued an FSP indefinitely deferring the effective date of SOP 07-1.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

2.   Summary of Significant Accounting Policies - (continued):

     m)   Future Application of Accounting Standards - (continued):

          In December 2007, the FASB issued Financial Accounting Standard No. 141 (revised 2007), "Business Combinations" ("FAS 141(R)"). FAS 141(R) changes the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations, requiring an acquirer to recognize 100 percent of the fair values of assets acquired, liabilities assumed, and noncontrolling interests in acquisitions of less than a 100 percent controlling interest when the acquisition constitutes a change in control of the acquired entity, recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, and recognizing preacquisition loss and gain contingencies at their acquisition-date fair values, among other changes. FAS 141(R) is required to be adopted for business combinations for which the acquisition date is on or after the beginning of the first annual reporting peri effect FAS 141(R) will have on its financial condition or results of operations.

          In December 2007, the FASB issued Financial Accounting Standard No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of Accounting Research Bulletin No. 51" ("FAS 160"). FAS 160 requires noncontrolling (i.e., minority) interests in partially owned subsidiaries to be classified in the consolidated balance sheet as a separate component of shareholders' equity. FAS 160, also establishes accounting rules for subsequent acquisitions and sales of noncontrolling interests and how noncontrolling interests should be presented in the statement of income. The noncontrolling interests' share of subsidiary income should be reported as a part of net income with disclosure of the attribution of net income to the controlling and noncontrolling interests on the face of the statement of income.

          FAS 160 is required to be adopted in the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company) and earlier application is prohibited. FAS 160 must be adopted prospectively, except that noncontrolling interests should be reclassified from liabilities to a separate component of shareholders' equity and net income should be recast to include net income attributable to both the controlling and noncontrolling interests retrospectively. The Company is currently evaluating the effect FAS 160 will have on its financial condition or results of operations.

          In March 2008, the FASB issued Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 changes the disclosures requirements for derivative instruments and hedging activities. The new standard is effective for fiscal periods beginning after November 15, 2008.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

3.   Investments:

     a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                      Years ended December 31,
                                  --------------------------------
                                    2007        2006        2005
                                  --------   ---------   ---------
                                             (Restated)  (Restated)
Fixed maturities                  $476,371    $525,548    $624,093
Equity securities                    1,323       1,023         662
Mortgage loans                      37,067      29,559      33,524
Policy loans                        14,554      14,146      16,485
Cash and short-term investments      4,440       2,633       3,368
Other long-term investments         33,664      18,663      58,278
                                  --------    --------    --------
   Total investment income         567,419     591,572     736,410
   Investment expenses              (8,942)     (5,779)     (5,169)
                                  --------    --------    --------
      Net investment income       $558,477    $585,793    $731,241
                                  ========    ========    ========

     b) Net Realized Investment Gains (Losses:) Net realized capital gains (losses) of investments for 2007, 2006 and 2005 are summarized below (in thousands):

                                            Years ended December 31,
                                       ----------------------------------
                                         2007        2006         2005
                                       --------   ----------   ----------
                                                  (Restated)   (Restated)
Fixed maturities available for sale
   Realized gains                      $ 26,289    $ 47,633     $ 67,166
   Realized losses                      (30,347)    (50,997)     (47,172)
Equity securities
   Realized gains                         1,162       2,974        1,947
   Realized losses                           --        (356)      (3,907)
Derivatives
   Realized gains                         8,177       4,330           --
   Realized losses                       (4,386)         --      (10,466)
Other long-term investments
   Realized gains                         7,517          80           --
   Realized losses                       (1,313)         --       (1,378)
Securities lending
   Realized losses                      (39,151)         --           --
Other than temporary impairments        (65,528)    (24,518)     (15,289)
                                       --------    --------     --------
Total net realized investment losses
   before taxes                        $(97,580)   $(20,854)    $ (9,099)
                                       ========    ========     ========

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

3. Investments - (continued):

     c)   Unrealized Gains (Losses) on Fixed Maturities and Equity Securities:
          Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                           2007        2006         2005
                                        ---------   ----------   ----------
                                                    (Restated)   (Restated)

Gross unrealized gains                  $ 295,735    $355,339    $ 491,267
Gross unrealized losses                  (107,990)    (70,303)     (72,237)
Other invested assets                         688        (951)          --
Other - securities lending collateral    (177,021)         --           --
Deferred policy acquisition costs              --      (4,168)     (25,633)
Deferred income tax expense                (3,994)    (97,970)    (139,721)
                                        ---------    --------    ---------
Net unrealized gains on securities      $   7,418    $181,947    $ 253,676
                                        =========    ========    =========

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007 and 2006 (in thousands).

                               Less than 12 months       12 Months or More              Total
                             -----------------------   ---------------------   -----------------------
                                Fair      Unrealized     Fair     Unrealized      Fair      Unrealized
                                Value        Loss        Value        Loss        Value        Loss
                             ----------   ----------   --------   ----------   ----------   ----------
At December 31, 2007
U.S. Government &
   government agencies       $       --    $     --    $     --     $    --    $       --    $     --
Foreign governments              29,896         678          --          --        29,896         678
States, municipalities and
   political subdivisions            --          --          --          --            --          --
Mortgage backed securities      316,747      15,913     359,323      22,429       676,070      38,342
All other corporate           1,061,792      40,362     460,462      27,873     1,522,254      68,235
Equity securities                 6,469         735          --          --         6,469         735
                             ----------    --------    --------     -------    ----------    --------
   Total                     $1,414,904    $ 57,688    $819,785     $50,302    $2,234,689    $107,990
                             ==========    ========    ========     =======    ==========    ========
Securities lending
   collateral                $1,769,525    $160,919    $152,105     $16,261    $1,921,630    $177,180
                             ==========    ========    ========     =======    ==========    ========

                                    Less than 12 months       12 Months or More              Total
                                  -----------------------   ---------------------   -----------------------
                                     Fair      Unrealized     Fair     Unrealized      Fair      Unrealized
                                     Value        Loss        Value       Loss         Value        Loss
                                  ----------   ----------   --------   ----------   ----------   ----------
At December 31, 2006 (restated)
U.S. Government &
   government agencies            $    5,469     $    77    $  1,163     $     5    $    6,632     $    82
Foreign governments                    1,977         233          --          --         1,977         233
States, municipalities and
   political subdivisions             12,378         122         745           8        13,123         130
Mortgage backed securities           306,971       5,693     379,778      15,819       686,749      21,512
All other corporate                  849,437      18,510     606,131      29,355     1,455,568      47,865
Equity securities                        701         481          --          --           701         481
                                  ----------     -------    --------     -------    ----------     -------
   Total                          $1,176,933     $25,116    $987,817     $45,187    $2,164,750     $70,303
                                  ==========     =======    ========     =======    ==========     =======

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

3.   Investments - (continued):

     c) Unrealized Investment Gains (Losses) on Fixed Maturities and Equity Securities - (continued):

          As of December 31, 2007, the Company held 552 individual bonds and no stock investments that were in an unrealized loss position, of which 148 individual bonds and no stock investments were in an unrealized loss position continuously for more than 12 months.

          The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2007, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

     d)   Amortized Cost and Fair Value of Fixed Maturities and Equity
          Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2007 and 2006 are as follows (in thousands):

                                                           2007
                                    -------------------------------------------------
                                                    Gross        Gross
                                     Amortized   Unrealized   Unrealized      Fair
                                       Cost         Gains       Losses        Value
                                    ----------   ----------   ----------   ----------
Fixed maturities:
   U.S. Government and government
      agencies and authorities      $   49,400    $ 10,382     $     --    $   59,782
   Foreign Governments                 119,988       7,269          678       126,579
   States, municipalities and
      political subdivision             12,177          32           --        12,209
   Mortgage-backed securities        1,295,773      20,321       38,342     1,277,752
   All other corporate               5,077,659     255,956       68,235     5,265,380
                                    ----------    --------     --------    ----------
Total fixed maturities              $6,554,997    $293,960     $107,255    $6,741,702
                                    ==========    ========     ========    ==========
Equity securities                   $   16,004    $  1,775     $    735    $   17,044
                                    ==========    ========     ========    ==========
Securities lending collateral       $2,561,577    $    159     $177,180    $2,384,556
                                    ==========    ========     ========    ==========

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

3.   Investments - (continued):

     d) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities - (continued):

                                                     2006 (Restated)
                                    -------------------------------------------------
                                                    Gross        Gross
                                     Amortized   Unrealized   Unrealized      Fair
                                        Cost        Gains       Losses        Value
                                    ----------   ----------   ----------   ----------
Fixed maturities:
   U.S. Government and government
      agencies and authorities      $   52,214    $  9,049      $    82    $   61,181
   Foreign Governments                 111,134      10,645          233       121,546
   States, municipalities and
      political subdivision             13,555          10          130        13,435
   Mortgage-backed securities        1,240,417      16,959       21,512     1,235,864
   All other corporate               5,517,892     317,242       47,865     5,787,269
                                    ----------   ----------   ----------   ----------
Total fixed maturities              $6,935,212    $353,905      $69,822    $7,219,295
                                    ==========    ========      =======    ==========
Equity securities                   $    5,894    $  1,434      $   481    $    6,847
                                    ==========    ========      =======    ==========
Securities lending collateral       $1,763,624    $     --      $    --    $1,763,624
                                    ==========    ========      =======    ==========

The amortized cost and fair value of fixed maturities available for sale at December 31, 2007, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Amortized      Fair
                                                    Cost         Value
Fixed maturity securities, excluding mortgage-
   backed securities:
      Due in one year or less                    $  169,553   $  170,718
      Due in one year  through 5 years              877,697      915,271
      Due after five years through ten years      1,350,720    1,385,820
      Due after ten years                         2,861,254    2,992,141
Mortgage-backed securities                        1,295,773    1,277,752
                                                 ----------   ----------
Total fixed maturity securities                  $6,554,997   $6,741,702
                                                 ==========   ==========

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

3.   Investments - (continued):

     e) Fixed Maturities Below Investment Grade: At December 31, 2007 and 2006, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost, in thousands, of $633,025 and $547,145, respectively, and an aggregate market value, in thousands, of $643,820 and $589,938, respectively.

     f) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's Statement of Income.

     g) Investments Greater than 10% of Equity: There were individual investment securities in the amount, in thousands, of $183,873 in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2007.

     h) Statutory Deposits: Securities with a carrying value, in thousands, of $3,379 and $3,347 were deposited by the Company under requirements of regulatory authorities as of December 31, 2007 and 2006, respectively.

     i) Mortgage Loans: At December 31, 2007, mortgage loans were collateralized by properties primarily located in nine geographic areas, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in the Mid-Atlantic region, 25% in the Pacific region and 17% in the South Atlantic region, 6% in the E. South Central region, 6% in the W. North Central region, 5% in the E. North Central region, 4% in W. South Central region, and 4% in the New England region.

          At December 31, 2007, the type of property collateralizing the mortgage loan portfolio was approximately 40% for office, 16% for apartments, 14% for retail, 12% for hotel/motel, 10% for industrial, and 8% for other.

4.   Deferred Acquisition Costs:

The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                  Years ended December 31,
                                            -----------------------------------
                                               2007        2006         2005
                                            ---------   ----------   ----------

                                                        (Restated)   (Restated)
   Balance at beginning of year             $ 205,679    $244,233     $253,774
      Acquisition costs deferred                5,671      10,935        8,961
      Amortization charged to income          (51,067)    (75,509)     (56,173)
      Effect of realized gains (losses)         1,556       4,555       (9,371)
      Effect of unrealized gains (losses)       4,218      21,465       47,042
                                            ---------    --------     --------
   Balance at end of year                   $ 166,057    $205,679     $244,233
                                            =========    ========     ========

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

4.   Deferred Acquisition Costs - (continued):

     The Company revises future DAC assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. In 2007, DAC amortization was decreased by $1.8 million due to a DAC unlocking of deferred annuities products.

5.   Policyholder Contract Deposits and Future Policy Benefits:

     a) The analysis of the policyholder contract deposit liabilities and future policy benefits at December 31, 2007 and 2006 are as follows (in thousands):

                                        2007         2006
                                     ----------   ----------
                                                  (Restated)
Policyholder contract deposits:
   Annuities                         $1,647,584   $2,166,929
   Guaranteed investment contracts      321,032      310,564
   Universal life                       503,303      481,745
   Corporate-owned life insurance     1,663,281    1,648,947
   Other investment contracts            26,774       27,670
                                     ----------   ----------
                                     $4,161,974   $4,635,855
                                     ==========   ==========

                                  2007         2006
                               ----------   ----------
                                            (Restated)
Future policy benefits:
   Ordinary life               $   46,351   $   53,588
   Group life                      19,413       17,347
   Life contingent annuities    1,330,436    1,279,603
   Terminal funding             1,097,434      969,448
   Accident and health            142,443      132,926
                               ----------   ----------
                               $2,636,077   $2,452,912
                               ==========   ==========

     b) The liability for policyholder contract deposits has been established based on the following assumptions:

          (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.5 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from 6 percent grading to zero over a period of zero to 7 years.

          (ii) Domestically, guaranteed investment contracts ("GICs") have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 2.8 percent to 6.5 percent and maturities range from 2 to 6 years. The average maturity of these GICs is 3 years.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

5.   Policyholder Contract Deposits and Future Policy Benefits - (continued):

          (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2007 was 5.3 percent.

          (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.0 percent to 7.1 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

     c) The liability for future policy benefits has been established based upon the following assumptions:

          (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 9.6 percent and grade to not less than 1.6 percent.

          (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 5.3 percent.

6.   Reserves for Guaranteed Benefits:

     Details concerning the Company's GMDB exposure as of December 31, 2007 and 2006 were as follows:

                                             Return of Net Deposits
                                             Plus a Minimum Return
                                             (dollars in millions)
                                           -------------------------
                                               2007          2006
                                           -----------   -----------
                                                          (Restated)
Account value                                  $ 1,461       $ 1,754
Net amount at risk /(a)/                       $    40       $    62
Average attained age of contract holders            72            69
Range of GMDB increase rates /(b)/         0.00%-10.00%  0.00%-10.00%

     /(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

     /(b)/  Reinsured with top rated carriers.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

6.   Reserves for Guaranteed Benefits - (continued):

     The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported on the balance sheet:

                                  (in thousands)
                                 2007       2006
                               -------   ----------
                                         (Restated)
Balance at January 1           $   400    $   400
Guaranteed benefits incurred     1,670      4,425
Guaranteed benefits paid        (1,670)    (4,425)
                               -------    -------
Balance at December 31         $   400    $   400
                               =======    =======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2007 and 2006:

..    Data used was 1,000 stochastically generated investment performance scenarios.
..    Mean investment performance assumption was 10%.
..    Volatility assumption was 16%.
..    Mortality was assumed to be 87.5% of the 75-80 VIE M table.
..    Lapse rates vary by contract type and duration and range from 5% to 25%
     with an average of 16%.
..    The discount rate was 8%.

7.   Income Taxes:

     a)   Income tax asset (liability):

                                            (in thousands)
                                       Years ended December 31,
                                       ------------------------
                                           2007        2006
                                         --------   ---------
                                                    (Restated)
Current taxes receivable                 $34,322    $  57,653
Deferred tax liability                    (6,941)    (114,061)
                                         -------    ---------
   Income taxes receivable (payable)     $27,381    $ (56,408)
                                         =======    =========

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

7.   Income Taxes - (continued):

     The components of deferred tax assets and liabilities were as follows:

                                                      (in thousands)
                                                 Years ended December 31,
                                                 ------------------------
                                                     2007        2006
                                                   --------   ----------
                                                              (Restated)
Deferred tax assets:
   Policy reserves                                  23,406       34,760
   Basis differential of investments                37,423       23,352
   Other                                             3,058        4,071
                                                   -------    ---------
   Total deferred tax assets                       $63,887    $  62,183
                                                   -------    ---------

Deferred tax liabilities:
   Deferred policy acquisition costs                58,120       73,447
   Net unrealized gains on debt and equity
      and equity securities available for sale       3,994       97,698
   Basic differential of investments                 8,625           --
   State deferred tax liabilities                       89        1,649
   Other                                                --        3,450
                                                   -------    ---------
   Total deferred tax liabilities                  $70,828    $ 176,244
                                                   -------    ---------

Net deferred tax liabilities                       $(6,941)   $(114,061)
                                                   =======    =========

     b) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences (in thousands):

                                                  Years ended December 31,
                                             ---------------------------------
                                               2007       2006         2005
                                             -------   ----------   ----------
                                                       (Restated)   (Restated)
Income tax expense at statutory percentage
   of GAAP pretax income                     $ 7,664    $38,445      $69,537
State income tax                                (981)     1,905          385
Dividends received deduction                  (2,750)    (2,752)      (1,785)
Prior year correction                              8     (4,862)      (1,722)
IRS audit settlements                         (2,379)    (4,994)          --
Other                                             --         --           31
                                             -------    -------      -------
      Income tax expense                     $ 1,562    $27,742      $66,446
                                             =======    =======      =======

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

7.   Income Taxes - (continued):

     c) A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax benefits at December 31, 2006           $ 23
Agreed audit adjustments with taxing authorities included in
   opening balance                                              (23)
Increases in tax positions for prior years                       --
Decreases in tax positions for prior years                       --
Increases in tax positions for current years                     --
Lapse in statute of limitations                                  --
Settlements                                                      --
                                                                 --
                                                               ----
Gross unrecognized tax benefits at December 31, 2007           $ --

                                                               ====

     d) Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007 the Company had accrued $4 million and $0 million, respectively, for the payment of interest and penalties. For the year ended December 31, 2007, the Company recognized no movement for interest and penalties in the statement of income.

     e) The Internal Revenue Service ("IRS") is currently examining the Company's tax return for the tax years 2000 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

     f) The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8.   Commitments and Contingencies:

     The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $81.6 million and $75.6 million of unfunded commitments for its investments in limited partnerships at December 31, 2007 and 2006, respectively.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

8.   Commitments and Contingencies - (continued):

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2007 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that the Company's results of operations and financial position.

9.   Derivative Financial Instruments:

     a)   Use of Derivative Financial Instruments:

          The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

     b)   Interest Rate and Currency Swap Agreements:

          The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

9. Derivative Financial Instruments - (continued):

     b)   Interest Rate and Currency Swap Agreements - (continued):

          Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases. Swap agreements generally have terms of two to ten years.

          The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to realized gains/losses over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

          The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

          Interest rate and currency swap agreements at December 31 were as follows (in thousands):

                                                                            2007        2006
                                                                          --------   ----------
                                                                                     (Restated)
Asset swaps
Currency swap agreements (receive Koruna dollars/pay U.S. dollars):
   Notional amounts (in U.S. dollars)                                     $ 52,414    $ 52,414
   Fair Value                                                               40,128      27,945

Liability swaps
Interest rate swap agreements to receive floating rate:
   Notional amounts                                                        204,535     204,535
   Fair value                                                               (6,704)        (35)
Currency swap agreements (receive Koruna dollars/pay U.S. dollars):
   Notional amounts (in U.S. dollars)                                       52,414      52,414
   Fair value                                                                 (672)       (248)
Currency swap agreements (receive U.S. dollars/pay Euro dollars):
   Notional amounts (in U.S. dollars)                                       15,810      15,810
   Fair value                                                               (6,464)     (4,712)
Currency swap agreements (receive U.S. dollars/pay British pounds):
   Notional amounts (in U.S. dollars)                                       40,000      40,000
   Fair value                                                               (4,914)     (5,225)
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
   Notional amounts (in U.S. dollars)                                        7,273       7,273
   Fair value                                                               (3,147)     (1,905)
Currency swap agreements (receive U.S. dollars/pay Australian dollars):
   Notional amounts (in U.S. dollars)                                       15,000      35,000
   Fair value                                                               (2,719)     (3,852)

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

9.   Derivative Financial Instruments - (continued):

     c)   Risks Inherent In the Use of Derivatives:

          Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

          Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Corp., the Company's affiliated investment advisor, and within the Company to prevent and detect such mismatches.

10.  Fair Value of Financial Instruments:

     a) Financial Accounting Standard No. 107 "Disclosures about Fair Value of Financial Instruments" ("FAS 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

          The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                     2007
                                           -----------------------
                                              Fair       Carrying
                                              Value        Value
                                           ----------   ----------
Assets
Fixed maturities                           $6,741,702   $6,741,702
Equity securities                              17,044       17,044
Mortgage and policy loans                     702,883      711,259
Derivative assets                              40,128       40,128
Investment real estate                         21,504       21,504
Other invested assets                          75,787       75,787
Cash and short-term investments                83,059       83,059
Assets held in separate accounts            3,103,731    3,103,731
Securities lending collateral               2,384,556    2,384,556

Liabilities
Investment contracts                        1,974,162    1,968,216
Derivative liabilities                         24,620       24,620
Liabilities related to separate accounts    3,103,731    3,103,731
Securities lending payable                  2,594,426    2,594,426

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

10.  Fair Value of Financial Instruments - (continued):

                                               2006 (Restated)
                                           -----------------------
                                              Fair       Carrying
                                              Value        Value
                                           ----------   ----------
Assets
Fixed maturities                           $7,219,295   $7,219,295
Equity securities                               6,847        6,847
Mortgage and policy loans                     713,877      711,520
Derivative assets                              27,945       27,945
Investment real estate                         21,067       21,067
Other invested assets                          51,232       51,232
Cash and short-term investments                54,492       54,492
Assets held in separate accounts            3,132,390    3,132,390
Securities lending collateral               1,763,624    1,763,624

Liabilities
Investment contracts                        2,431,806    2,505,162
Derivative liabilities                         15,977       15,977
Liabilities related to separate accounts    3,132,390    3,132,390
Securities lending payable                  1,763,624    1,763,624

     b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Fixed maturity and equity securities: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company obtains market price data to value financial instruments whenever such information is available. Market price data generally is obtained from market exchanges or dealer quotations. The types of instruments valued based on market price data include G-7 government and agency securities, equities listed in active markets, and investments in publicly traded mutual funds with quoted market prices.

          The Company estimates the fair value of fixed income instruments not traded in active markets by referring to traded securities with similar attributes and using a matrix pricing methodology. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, and other relevant factors. The types of fixed income instruments not traded in active markets include non-G-7 government securities, municipal bonds, certain hybrid financial instruments, most investment-grade and high-yield corporate bonds, and most mortgage- and asset-backed products.

          The Company initially estimates the fair value of equity instruments not traded in active markets by reference to the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity capital markets, and changes in financial ratios or cash flows.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

10.  Fair Value of Financial Instruments - (continued):

     For equity and fixed income instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

     Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information. The fair value of policy loans were estimated to approximate carrying value.

     Derivatives: Fair value of derivative assets and liabilities were based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

     Other invested assets: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

     Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

     Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

     Securities lending collateral: Securities lending collateral is invested in short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturity securities are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturity securities.

     Securities lending payable: The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

     Investment contracts: For GICs, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

11.  Shareholder's Equity:

     a) The Board of Directors is authorized to issue up to 1 million shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 1,000 Series A preferred shares with a par value of $100,000 issued and outstanding at December 31, 2005. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company. On September 26, 2006, the Company redeemed the remaining 1,000 shares of preferred stock. The redemption of $100 million was paid to National Union Fire Insurance Company of Pittsburgh, an affiliate.

     b) The Company may not distribute dividends to its Parent Company without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. The Company paid dividends in the amount of $150.0 million, $53.7 million and $61.1 million, in 2007, 2006 and 2005, respectively.

12.  Employee Benefits:

     Currently all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13.  Reinsurance:

     a) The Company reinsures portions of its life, accident and health insurance and annuity risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands):

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

13.  Reinsurance - (continued):

                                                      2007
                           ---------------------------------------------------------
                                                Premiums and Other Considerations
                                            ----------------------------------------
                                                      Accident
                           Life Insurance                and
                              in Force        Life     Health     Annuity     Total
                           --------------   -------   --------   --------   --------
Direct                       $46,585,927    $70,849   $331,267   $189,637   $591,753
   Ceded - Nonaffiliated       9,331,277     52,949      3,274      4,026     60,249
   Ceded - Affiliated             58,396        498    263,702         --    264,200
                             -----------    -------   --------   --------   --------
Total Ceded                    9,389,673     53,447    266,976      4,026    324,449
                             -----------    -------   --------   --------   --------
Net                          $37,196,254    $17,402   $ 64,291   $185,611   $267,304
                             ===========    =======   ========   ========   ========

                                                   2006 (Restated)
                           ---------------------------------------------------------
                                                Premiums and Other Considerations
                                            ----------------------------------------
                                                      Accident
                           Life Insurance                and
                              in Force        Life     Health     Annuity     Total
                           --------------   -------   --------   --------   --------
Direct                       $44,604,113    $68,069   $314,575   $146,038   $528,682
   Assumed - Affiliated          593,193       (227)        --         --       (227)
                             -----------    -------   --------   --------   --------
Total Assumed                    593,193       (227)        --         --       (227)
   Ceded - Nonaffiliated       9,558,353     46,540      2,367      4,619     53,526
   Ceded - Affiliated             64,526         88    252,408         --    252,496
                             -----------    -------   --------   --------   --------
Total Ceded                    9,622,879     46,628    254,775      4,619    306,022
                             -----------    -------   --------   --------   --------
Net                          $35,574,427    $21,214   $ 59,800   $141,419   $222,433
                             ===========    =======   ========   ========   ========

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

13.  Reinsurance - (continued):

                                                   2005 (Restated)
                           ---------------------------------------------------------
                                                Premiums and Other Considerations
                                            ----------------------------------------
                                                      Accident
                           Life Insurance                and
                              in Force        Life     Health     Annuity     Total
                           --------------   -------   --------   --------   --------
Direct                       $36,797,482    $66,707   $324,970    $88,184   $479,861
   Assumed - Affiliated            5,111         --         --         --         --
                             -----------    -------   --------    -------   --------
Total Assumed                      5,111         --         --         --         --
   Ceded - Nonaffiliated      10,107,158     38,010      2,622      5,098     45,730
   Ceded - Affiliated             71,551         47    269,450         --    269,497
                             -----------    -------   --------    -------   --------
Total Ceded                   10,178,709     38,057    272,072      5,098    315,227
                             -----------    -------   --------    -------   --------
Net                          $26,623,884    $28,650   $ 52,898    $83,086   $164,634
                             ===========    =======   ========    =======   ========

     b) Reinsurance recoveries, which reduced death and other benefits, approximated, in thousands, $209,798 and $212,487, respectively, for each of the years ended December 31, 2007 and 2006.

          The Company's reinsurance arrangements do not relieve it from its direct obligation to its insured. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

     c) In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

14.  Transactions with Related Parties:

     a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2007 was, in thousands, $263,702 and $17,889 respectively. Premium income and commission ceded for 2006, in thousands, amounted to $252,496 and $19,935, respectively. Premium income and commission ceded to affiliates, in thousands, amounted to $269,497 and $18,815, respectively, for the year ended December 31, 2005.

                           AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued):

14.  Transactions with Related Parties - (continued):

     b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2007, 2006 and 2005, the Company was charged, in thousands, $45,069, $39,569 and $30,578, respectively, for expenses attributed to the Company but incurred by affiliates.

     c) National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an indirect wholly owned subsidiary of AIG, has provided notice of termination of the General Guarantee Agreement dated July 13, 1998 (the "Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will remain in effect for any policy, contract or certificate issued prior to the Point of Termination until all insurance obligations under such contracts are satisfied in full. National Union's audited statutory financial statements are filed with the SEC as part of the Company's registration statements for its variable products that were issued prior to the Point of Termination.

     d) AIG has provided a Support Agreement to the Company to maintain a certain financial condition in order to enable the Company to issue its policies. The Support Agreement is for the benefit of the Company rather than its policyholders.

                      NATIONAL UNION FIRE INSURANCE COMPANY
                               OF PITTSBURGH, PA.

                                NAIC CODE: 19445

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                      NATIONAL UNION FIRE INSURANCE COMPANY
                               OF PITTSBURGH, PA.

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                TABLE OF CONTENTS
                                -----------------
Report of Independent Auditors .................................   2

Statements of Admitted Assets ..................................   3

Statements of Liabilities, Capital and Surplus .................   4

Statements of Income and Changes in Capital and Surplus ........   5

Statements of Cash Flow ........................................   6

Notes to Statutory Basis Financial Statements ..................   7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of National Union Fire Insurance Company of Pittsburgh, Pa.:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, Pa. (the Company) as of December 31, 2007 and 2006, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1 to the financial statements.


PRICEWATERHOUSECOOPERS LLP

New York, NY
April 25, 2008

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                          STATEMENTS OF ADMITTED ASSETS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2007 AND 2006
                                 (000'S OMITTED)

------------------------------------------------------------------------------------------------------------
As of December 31,                                                                     2007          2006
------------------------------------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, at amortized cost (NAIC market value: 2007 - $14,451,338;
      2006 - $13,761,650)                                                          $14,170,023   $13,457,046
   Stocks:
      Common stocks, at NAIC market value adjusted for non admitted assets
         (cost: 2007 - $3,016,442; 2006 - $2,867,897)                                8,981,169     7,659,381
      Preferred stocks, primarily at NAIC market value (cost: 2007 - $2,020,851;
         2006 - $2,024,367)                                                          2,020,851     2,024,527
   Other invested assets, primarily at equity (cost: 2007 - $1,828,359;
         2006 - $1,149,519)                                                          2,578,384     1,722,869
   Short-term investments, at amortized cost (approximates NAIC market value)          166,698       149,788
   Securities lending collateral                                                        11,710         9,759
   Receivable for securities                                                             8,727            --
   Overdraft                                                                          (227,495)     (189,073)
------------------------------------------------------------------------------------------------------------
            Total cash and invested assets                                          27,710,067    24,834,297
------------------------------------------------------------------------------------------------------------

Investment income due and accrued                                                      188,178       184,751
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                    636,384       797,259
   Premiums and installments booked but deferred and not yet due                       942,542       392,636
   Accrued retrospective premiums                                                    1,305,787     1,695,633
Amounts billed and receivable from high deductible policies                            168,248        80,613
Reinsurance recoverable on loss payments                                               632,449       514,198
Funds held by or deposited with reinsurers                                              11,428        14,456
Deposit accounting assets                                                              793,216       854,511
Deposit accounting assets - funds held                                                 104,412        99,516
Net deferred tax assets                                                                371,196       385,629
Receivable from parent, subsidiaries and affiliates                                    265,849       695,535
Equities in underwriting pools and associations                                      1,279,140       906,315
Other admitted assets                                                                  191,925       171,621
------------------------------------------------------------------------------------------------------------
            Total admitted assets                                                  $34,600,821   $31,626,970
============================================================================================================

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2007 AND 2006
                    (000'S OMITTED EXCEPT SHARE INFORMATION)

-----------------------------------------------------------------------------------------------
As of December 31,                                                        2007          2006
-----------------------------------------------------------------------------------------------
                                   Liabilities
                                   -----------

Reserves for losses and loss adjustment expenses                      $13,852,252   $12,901,979
Unearned premium reserves                                               4,513,703     4,403,870
Commissions, premium taxes, and other expenses payable                    241,277       188,909
Reinsurance payable on paid loss and loss adjustment expenses             278,579       325,207
Funds held by company under reinsurance treaties                          246,532       239,612
Provision for reinsurance                                                 121,714       134,981
Ceded reinsurance premiums payable, net of ceding commissions             517,741       418,513
Retroactive reinsurance reserves - assumed                                 32,180        24,533
Retroactive reinsurance reserves - ceded                                  (68,937)      (64,687)
Deposit accounting liabilities                                            200,040       181,868
Deposit accounting liabilities - funds held                               734,590       742,591
Securities lending payable                                                 12,741         9,759
Collateral deposit liability                                              374,712       647,179
Payable to parent, subsidiaries and affiliates                            472,165       295,246
Current federal and foreign income taxes payable to parent                315,659       214,453
Payable for securities                                                    226,874       247,111
Other liabilities                                                         372,006       295,634
-----------------------------------------------------------------------------------------------
   Total liabilities                                                   22,443,828    21,206,758
-----------------------------------------------------------------------------------------------

                               Capital and Surplus
                               -------------------

Common capital stock, $5.00 par value, 1,000,000 shares authorized;
   895,750 shares issued and outstanding                                    4,479         4,479
Capital in excess of par value                                          2,925,224     2,694,092
Unassigned surplus                                                      9,175,217     7,669,024
Special surplus funds from retroactive reinsurance                         52,073        52,617
-----------------------------------------------------------------------------------------------
   Total capital and surplus                                           12,156,993    10,420,212
-----------------------------------------------------------------------------------------------
   Total liabilities, capital, and surplus                            $34,600,821   $31,626,970
===============================================================================================

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                 (000'S OMITTED)

---------------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                        2007          2006          2005
---------------------------------------------------------------------------------------------------------------------------
                              Statements of Income
                              --------------------

Underwriting income:
   Premiums earned                                                                  $ 7,666,749   $ 7,701,201   $ 7,035,963
---------------------------------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred                                                                    4,470,750     4,645,657     5,207,675
   Loss adjustment expenses incurred                                                    861,826       827,234     1,138,284
   Other underwriting expenses incurred                                               1,685,858     1,747,380     1,401,165
---------------------------------------------------------------------------------------------------------------------------
Total underwriting deductions                                                         7,018,434     7,220,271     7,747,124
---------------------------------------------------------------------------------------------------------------------------
Net underwriting income (loss)                                                          648,315       480,930      (711,161)
---------------------------------------------------------------------------------------------------------------------------
Investment income:
   Net investment income earned                                                       1,182,291       757,517       747,551
   Net realized capital (loss) gains (net of capital gains taxes: 2007 - $3,076;
      2006 - $12,835; 2005 - $24,064)                                                   (40,847)       40,370        44,691
---------------------------------------------------------------------------------------------------------------------------
Net investment gain                                                                   1,141,444       797,887       792,242
---------------------------------------------------------------------------------------------------------------------------
Net loss from agents' or premium balances charged-off                                   (94,880)      (52,526)     (153,838)
Finance and service charges non included in premiums                                     17,362        15,081        17,311
Other gain, net of dividends to policyholders                                            83,284        53,056        79,444
---------------------------------------------------------------------------------------------------------------------------
Net income after capital gains taxes and before federal income taxes                  1,795,525     1,294,428        23,998
Federal income tax expense (benefit)                                                    510,618       173,573      (107,916)
---------------------------------------------------------------------------------------------------------------------------
      Net income                                                                    $ 1,284,907   $ 1,120,855   $   131,914
===========================================================================================================================

                         Changes in Capital and Surplus
                         ------------------------------

Capital and surplus, as of December 31, previous year                               $10,420,212   $ 8,120,163   $ 7,376,821
   Adjustment to beginning surplus                                                      (87,263)     (157,094)     (205,585)
---------------------------------------------------------------------------------------------------------------------------
Capital and surplus, as of January 1,                                                10,332,949     7,963,069     7,171,236
---------------------------------------------------------------------------------------------------------------------------
Changes in capital and surplus:
   Net income                                                                         1,284,907     1,120,855       131,914
   Change in net unrealized capital gains (net of capital gains taxes:
      2007 - $81,239; 2006 - $86,349; 2005 - $(18,068))                               1,299,705     1,381,471       697,684
   Change in net deferred income taxes                                                   92,036        33,752        46,237
   Change in non-admitted assets                                                         (3,270)     (158,503)      (88,388)
   Change in provision for reinsurance                                                   13,267        66,780       132,935
   Paid in surplus                                                                      231,132            --       199,830
   Cash dividends to stockholder                                                     (1,120,000)           --       (97,750)
   Foreign exchange translation                                                          26,267        12,788       (73,535)
---------------------------------------------------------------------------------------------------------------------------
      Total changes in capital and surplus                                            1,824,044     2,457,143       948,927
---------------------------------------------------------------------------------------------------------------------------
Capital and surplus, as of December 31,                                             $12,156,993   $10,420,212   $ 8,120,163
===========================================================================================================================

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                             STATEMENTS OF CASH FLOW
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                 (000'S OMITTED)

---------------------------------------------------------------------------------------------------------
For the years ended December 31,                                      2007          2006          2005
---------------------------------------------------------------------------------------------------------
                              Cash From Operations
                              --------------------

Premiums collected, net of reinsurance                            $ 7,891,160   $ 6,857,942   $ 7,217,780
Net investment income                                               1,227,721       809,958       720,255
Miscellaneous income (expense)                                          8,924        69,085       (57,062)
---------------------------------------------------------------------------------------------------------
   Sub-total                                                        9,127,805     7,736,985     7,880,973
---------------------------------------------------------------------------------------------------------
Benefit and loss related payments                                   3,878,095     3,479,755     3,931,978
Commission and other expense paid                                   2,302,839     2,335,839     2,113,308
Dividends paid to policyholders                                           130         1,419           927
Change in federal income taxes                                        330,776      (790,391)       47,537
---------------------------------------------------------------------------------------------------------
   Net cash provided from operations                                2,615,965     2,710,363     1,787,223
---------------------------------------------------------------------------------------------------------

                              Cash From Investments
                              ---------------------

Proceeds from investments sold, matured, or repaid
     Bonds                                                          5,184,469     2,023,652     2,374,908
     Stocks                                                           773,650       637,187       677,784
     Other                                                            621,387       511,071     3,296,328
---------------------------------------------------------------------------------------------------------
     Total proceeds from investments sold, matured, or repaid       6,579,506     3,171,910     6,349,020
---------------------------------------------------------------------------------------------------------

Cost of investments acquired
   Bonds                                                            5,997,221     4,733,252     3,915,482
   Stocks                                                             837,600       633,747       521,240
   Other                                                            1,350,766       563,291     3,256,822
---------------------------------------------------------------------------------------------------------
   Total cost of investments acquired                               8,185,587     5,930,290     7,693,544
---------------------------------------------------------------------------------------------------------
   Net cash (used in) investing activities                         (1,606,081)   (2,758,380)   (1,344,524)
---------------------------------------------------------------------------------------------------------

                  Cash From Financing and Miscellaneous Sources
                  ---------------------------------------------

Capital and surplus paid-in                                                --       199,830            --
Dividends to stockholder                                           (1,120,000)           --      (146,977)
Net deposit on deposit-type contracts and other insurance              75,242       276,990        45,455
Equities in underwriting pools and associations                      (380,888)     (258,959)     (137,050)
Collateral deposit liability                                         (272,467)      113,328        49,416
Intercompany receivable and payable, net                              589,241      (675,777)     (559,414)
Other                                                                  77,476       223,678       210,212
---------------------------------------------------------------------------------------------------------
   Net cash (used in) financing and miscellaneous activities       (1,031,396)     (120,910)     (538,358)
---------------------------------------------------------------------------------------------------------
Net change in cash and short-term investments                         (21,512)     (168,927)      (95,659)
Overdraft and short-term investments:
Beginning of year                                                     (39,285)      129,642       225,301
---------------------------------------------------------------------------------------------------------
   End of year                                                    $   (60,797)  $   (39,285)  $   129,642
=========================================================================================================

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING
---------------------------------------------------------------------------
         POLICIES
         --------
A.   Organization
     ------------
     National Union Fire Insurance Company of Pittsburgh, PA. (the Company or National Union) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc. (AIGCIG), a Delaware corporation, formerly known as NHIG Holding Corp.

     On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIGCIG, an indirect wholly-owned subsidiary of AIG. Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, and through AIG's risk finance operation, the Company provides its customized structured products.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

B.   Summary of Significant Statutory Basis Accounting Policies
     ----------------------------------------------------------
     Prescribed or Permitted Statutory Accounting Practices:
     -------------------------------------------------------
     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania (PA SAP).

     The Insurance Department of the Commonwealth of Pennsylvania recognizes only statutory accounting practices prescribed or permitted by the Commonwealth of Pennsylvania for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the Pennsylvania Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     Commonwealth of Pennsylvania. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Insurance Department of the Commonwealth of Pennsylvania has adopted the following accounting practices that differ from those found in NAIC SAP. Specifically, the prescribed practice of discounting of workers' compensation reserves on a non-tabular basis (in NAIC SAP, discounting of reserves is not permitted on a non tabular basis) and the permitted practice that Schedule F is prepared on a New York basis, including New York State Insurance Department Regulation 20 (New York Regulation 20) reinsurance credits for calculating the provision for unauthorized reinsurance (in NAIC SAP, New York Regulation 20 reinsurance credits are not permitted). New York Regulation 20 allows certain offsets to the provision for reinsurance, including parental letters of credits.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by PA SAP is shown below:

-----------------------------------------------------------------------------------
December 31,                                   2007           2006          2005
-----------------------------------------------------------------------------------
Net income, PA SAP                          $ 1,284,907   $ 1,120,855   $   131,914
State prescribed practices - (deduction):
   Non-tabular discounting                      (89,223)      (97,907)     (403,719)
-----------------------------------------------------------------------------------
Net income (loss), NAIC SAP                 $ 1,195,684   $ 1,022,948   $  (271,805)
===================================================================================

Statutory surplus, PA SAP                   $12,156,993   $10,420,212   $ 8,120,163
State prescribed practices - (charge):
   Non-tabular discounting                     (782,088)     (692,865)     (594,958)
Regulation 20 - parental letter of credit      (366,724)     (404,966)     (422,706)
Regulation 20 - other reinsurance credits      (112,389)     (140,227)     (212,192)
-----------------------------------------------------------------------------------
Total state prescribed practices             (1,261,201)   (1,238,058)   (1,229,856)
-----------------------------------------------------------------------------------
Statutory surplus, NAIC SAP                 $10,895,792   $ 9,182,154   $ 6,890,307
===================================================================================

     In 2006 and 2005, the Commissioner of the Insurance Department of the Commonwealth of Pennsylvania (the Commissioner) permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non-insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to was $6,244. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2007 and 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies was $71,600 and $142,000, respectively.

     In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
     ---------------------------------------------------------------------------
     transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business. Additionally, as part of the transaction, management (i) entered into several intercompany reinsurance agreements (both commutations and new contracts) with subsidiaries of AIG; and, (ii) intent to make capital contributions and distributions involving subsidiaries of AIG. Some of these transactions are still not fully executed. The proposed transactions are intended in aggregate to have minimal effect (i.e.: less than 1%) individually and in aggregate on the surplus of the National Union Pool Companies (See listing of companies in Note 5A).

     The results of the UK branch are reported through the Company's participation in American International Underwriters Overseas Association (AIUOA or the Association) (see Footnote 5). AIUOA reports on a fiscal year ending on November 30th. Although the Company's year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in AIUOA based on AIUOA's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, will record the effects described in the preceding paragraph of this transaction in its 2008 statutory financial statements.

     The use of all of the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2007 reporting period.

     Statutory Accounting Practices and Generally Accepted Accounting
     ----------------------------------------------------------------
     Principles:
     -----------
     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and PA SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

     Under GAAP:
     -----------
     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between the cost and the fair value for securities available-for-sale is reflected net of related

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
          ----------------------------------------------------------------------
          deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

     Under NAIC SAP:
     ---------------
     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments, which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     Significant Statutory Accounting Practices:
     -------------------------------------------
     A summary of the Company's significant statutory accounting practices are as follows:

     Use of Estimates: The preparation of financial statements in conformity with PA SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

     Invested Assets: The Company's invested assets are accounted for as follows:

     . Cash and Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office). The Company maximizes its investment return by investing in a significant amount of cash in hand in short-term investments. Short-term investments are recorded separately from cash in the accompanying financial statements. The Company funds cash accounts daily using funds from short-term investments. Cash is in a negative position when outstanding checks exceed cash-in-hand in operating bank accounts. As described in Note 5, the Company is party to an inter-company reinsurance pooling agreement. As the Company is the lead participant in the pool, the Company makes disbursements on behalf of the pool which is also a cause for the Company's negative cash position.

     . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

          In periods subsequent to the recognition of an other-than-temporary impairment loss for fixed maturity securities, the Company accretes the discount or amortizes the premium over the remaining life of the security based on the amount and timing of future estimated cash flows.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2007 and 2006, the NAIC market value of the Company's mortgage-backed securities approximated $992,697 and $70,681, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow, and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

     . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
    ----------------------------------------------------------------------------
          preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid-in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate was approximately 24.2% in 2006. No investments in affiliates were valued using this methodology in 2007. See note 5 for changes in valuation of affiliates. Other investments in affiliates are included in common stocks based on the net worth of the entity.

     . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the costs are written-down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

     . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for a specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually between one and three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sale of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

     . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
     ---------------------------------------------------------------------------
          Investment income due and accrued is assessed for collectibility. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2007 and 2006, no investment income due and accrued was determined to be uncollectible or non-admitted.

     . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to unassigned surplus.

     Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2007 and 2006, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,305,787 and $1,695,633, respectively, net of non-admitted premium balances of $55,852 and $58,270, respectively.

     Net written premiums that were subject to retrospective rating features were as follows:
   -------------------------------------------------------------------------
   For the years ended December 31,             2007       2006       2005
   -------------------------------------------------------------------------
   Net written premiums subject to
      retrospectively rated premiums          $856,074   $722,690   $538,983
   Percentage of total net written premiums       11.0%       9.2%       7.6%
   -------------------------------------------------------------------------
     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years)

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
     ---------------------------------------------------------------------------
     or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

     Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

     As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

     In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

     The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

     Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62, and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the Commonwealth of Pennsylvania; or ii) the collateral (i.e: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the Commonwealth of Pennsylvania. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and the expected future payments with a corresponding credit or charge to other gain in the statement of income.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued: (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
     ---------------------------------------------------------------------------
     terms or normal business practices; (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance; or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of AIUOA. See Note 5 for a description of the AIUOA pooling agreement and related financial statement presentation.

     Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. As of December 31, 2007 and 2006, the reserves for losses (net of reinsurance) subject to tabular discounting were $5,036,294 and $4,362,967, respectively. As of December 31, 2007 and 2006, the Company's tabular discount amounted to $301,856 and $251,412, respectively, all of which were applied against the Company's case reserves.

     As prescribed by the Pennsylvania Insurance statutes, the calculation of the Company's non-tabular discount is determined as follows:

     . For accident years 2001 and prior - based upon the industry payout pattern and a 6.0% interest rate.

     . For accident years 2002 and subsequent - based upon the yield of U.S. Treasury securities between one and twenty years and the Company's own payout pattern.

     As of December 31, 2007 and 2006, the reserves for losses (net of reinsurance) subject to non-tabular discounting were $5,036,294 and $4,362,967, respectively. As of December 31, 2007, the Company's non-tabular discount amounted to $782,088, of which $269,981 and $512,106 were applied to case reserves and IBNR, respectively. As of December 31, 2006, the Company's non-tabular discount amounted to $692,865, of which $247,498 and $445,367 were applied to case reserves and IBNR, respectively.

     Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income.

     Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

     Capital and Surplus: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     Non-Admitted Assets: Certain assets, principally electronic data processing
     (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all of the Commonwealth of Pennsylvania requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2007 and 2006, depreciation and amortization expense amounted to $25,902 and $22,205, respectively, and accumulated depreciation as of December 31, 2007 and 2006 amounted to $132,361 and $157,343, respectively.

     Reclassifications: Certain balances contained in the 2006 and 2005 financial statements have been reclassified to conform with the current year's presentation.

     During 2006 the Company recorded a pre-tax charge of $127,714, respectively, relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
-----------------------------------------------------------------------
During 2007, 2006 and 2005, the Company dedicated significant effort to the resolution of the weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2006, 2005 and 2004 annual statements. The correction of these errors resulted in an after income tax statutory charge of $87,263, $157,094 and $205,585 as of January 1, 2007, 2006, and 2005, respectively.

Accounting Adjustments to 2006 and 2005 Statutory Basis Financial Statements
----------------------------------------------------------------------------
In accordance with SSAP No. 3, entitled Accounting Changes and Corrections of Errors, the correction of errors has been reported as an adjustment to unassigned surplus as of January 1, 2007, 2006 and 2005.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
The impact of these corrections on surplus to policyholders as of January 1, 2007, 2006 and 2005 are as follows:
-----------------------------------------------------------------------
                                                          Policyholders
                                                             Surplus
-----------------------------------------------------------------------
Balance at December 31, 2006                               $10,420,212
Adjustment to beginning Capital and Surplus:
   Federal income taxes                                        (87,263)
-----------------------------------------------------------------------
      Total adjustment to beginning Capital and Surplus        (87,263)
-----------------------------------------------------------------------
Balance at January 1, 2007, as adjusted                    $10,332,949
=======================================================================
-----------------------------------------------------------------------
                                                          Policyholders
                                                             Surplus
-----------------------------------------------------------------------
Balance at December 31, 2005                               $8,120,163
Adjustments to beginning Capital and Surplus:
   Asset admissibility                                       (108,676)
   Federal income taxes                                       (48,418)
-----------------------------------------------------------------------
      Total adjustment to beginning Capital and Surplus      (157,094)
-----------------------------------------------------------------------
Balance at January 1, 2006, as adjusted                    $7,963,069
=======================================================================
-----------------------------------------------------------------------
                                                          Policyholders
                                                             Surplus
-----------------------------------------------------------------------
Balance at December 31, 2004                               $7,376,821
Adjustments to beginning Capital and Surplus:
   Asset realization                                         (242,195)
   Revenue recognition                                        (68,690)
   Federal income taxes                                       105,300
-----------------------------------------------------------------------
      Total adjustment to beginning Capital and Surplus      (205,585)
-----------------------------------------------------------------------
Balance at January 1, 2005, as adjusted                    $7,171,236
=======================================================================

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain assets should have been non-admitted relating to: (i) custodian agreements that did not comply with state statutes; (ii) securities deposited in a trust account not available to pay policyholder claims and (iii) receivables for high deductible policies.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in federal income taxes is primarily related to an increase in provisions for potential tax exposures, and corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

NOTE 3 - INVESTMENTS
--------------------
Statutory Fair Value of Financial Instruments:
----------------------------------------------
The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2007 and 2006:

-------------------------------------------------------------------------------------------------------
                                                             2007                        2006
-------------------------------------------------------------------------------------------------------
                                                    Carrying     Statutory      Carrying      Statutory
                                                     Amount      Fair Value      Amount      Fair Value
-----------------------------------------------   -------------------------   -------------------------
Assets:
   Bonds                                          $14,170,023   $14,451,338   $13,457,046   $13,761,650
   Common stocks                                    8,981,169     8,981,169     7,659,381     7,779,918
   Preferred stocks                                 2,020,851     2,020,860     2,024,527     2,025,128
   Other invested assets                            2,578,384     2,578,384     1,722,869     1,722,869
   Cash and short-term investments                    (60,797)      (60,797)      (39,285)      (39,285)
   Receivable for securities                            8,727         8,727            --            --
   Equities and deposits in pool & associations     1,279,140     1,279,140       906,315       906,315
   Securities lending collateral                       11,710        11,710         9,759         9,759

Liabilities:
   Securities lending payable                     $    12,741   $    12,741   $     9,759   $     9,759
   Collateral deposit liability                       374,712       374,712       647,179       647,179
   Payable for securities                             226,874       226,874       247,111       247,111
=======================================================================================================

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

     . The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     . The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.

     . Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

     . The carrying value of all other financial instruments approximates fair value.

The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2007 and 2006 are outlined in the table below:

----------------------------------------------------------------------------------------------------------------------
                                                                                    Gross        Gross        NAIC *
                                                                    Amortized    Unrealized   Unrealized      Market
                                                                       Cost         Gains       Losses        Value
----------------------------------------------------------------------------------------------------------------------
As of December 31, 2007:
   U.S. governments                                                $    22,935    $    812      $     3    $    23,744
   All other governments                                               395,812       2,977          780        398,009
   States, territories and possessions                               2,458,221      59,667        2,969      2,514,919
   Political subdivisions of states, territories and possessions     3,188,227     122,115        2,540      3,307,802
   Special revenue and special assessment obligations and all        6,948,195     139,498       19,929      7,067,764
      non-guaranteed obligations of agencies and authorities
      and their political subdivisions
   Public utilities                                                     58,961       1,473           --         60,434
   Industrial and miscellaneous                                      1,097,672       3,649       22,655      1,078,666
----------------------------------------------------------------------------------------------------------------------
      Total bonds, as of December 31, 2007                         $14,170,023    $330,191      $48,876    $14,451,338
======================================================================================================================

As of December 31, 2006:
   U.S. governments                                                $    14,226    $    509      $     8    $    14,727
   All other governments                                               387,569         553       11,040        377,082
   States, territories and possessions                               2,228,746      57,510        3,089      2,283,167
   Political subdivisions of states, territories and possessions     3,181,116      92,097          587      3,272,626
   Special revenue and special assessment obligations and all        7,462,464     175,485        2,193      7,635,756
      non-guaranteed obligations of agencies and authorities
      and their political subdivisions
   Public utilities                                                     59,898         886        1,473         59,311
   Industrial and miscellaneous                                        123,027       2,610        6,656        118,981
----------------------------------------------------------------------------------------------------------------------
      Total bonds, as of December 31, 2006                         $13,457,046    $329,650      $25,046    $13,761,650
======================================================================================================================

As of December 31, 2007 and 2006, the actual fair market value, principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $14,452,377 and $13,761,136, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------

The Company had non-admitted assets of $27,755 and $26,613 relating to bonds as of December 31, 2007 and 2006, respectively.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
The amortized cost and NAIC market values* of bonds at December 31, 2007, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.
---------------------------------------------------------------------
                                           Amortized         NAIC
                                              Cost      Market Value*
--------------------------------------   ----------------------------
Due in one year or less                   $   118,473    $   118,908
Due after one year through five years         509,002        517,091
Due after five years through ten years      1,921,897      1,958,726
Due after ten years                        10,635,297     10,863,916
Mortgaged-backed securities                 1,013,109        992,697
Non-Admitted Assets                           (27,755)            --
--------------------------------------   ---------------------------
    Total bonds                           $14,170,023    $14,451,338
======================================   ===========================

Proceeds from sales and gross realized gain and gross realized losses were as follows:

For the years ended December 31,             2007                      2006                      2005
--------------------------------------------------------------------------------------------------------------
                                                  Equity                    Equity                    Equity
                                      Bonds     Securities     Bonds      Securities      Bonds     Securities
----------------------------------------------------------   -----------------------   -----------------------
Proceeds from sales                $4,680,678    $245,854    $1,389,565    $153,541    $2,114,173    $585,696
Gross realized gains                    1,071      33,315        14,274      24,525        52,643      43,085
Gross realized losses                  40,525       9,273        15,247       9,235        21,356       8,592
--------------------------------------------------------------------------------------------------------------

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
The cost or amortized cost and market values* of the Company's common and preferred stocks, as of December 31, 2007 and 2006, are set forth in the table below:

                                        December 31, 2007
-------------------------------------------------------------------------------------------------
                      Cost or       Gross        Gross       NAIC *
                     Amortized   Unrealized   Unrealized     Market     Non-Admitted    Carrying
                       Cost         Gains       Losses        Value        Asset          Value
-------------------------------------------------------------------------------------------------
Common stocks:
-------------
   Affiliated       $2,427,849   $6,240,605    $311,247    $8,357,207      $ 3,489     $8,353,718
   Non-affiliated      588,593       90,400       4,683       674,310       46,859        627,451
-------------------------------------------------------------------------------------------------
      Total         $3,016,442   $6,331,005    $315,930    $9,031,517      $50,348     $8,981,169
=================================================================================================

Preferred stocks:
----------------
   Affiliated       $2,010,247   $       --    $     --    $2,010,247      $    --     $2,010,247
   Non-affiliated       10,604            9          --        10,613           --         10,604
-------------------------------------------------------------------------------------------------
      Total         $2,020,851   $        9    $     --    $2,020,860      $    --     $2,020,851
=================================================================================================

                                        December 31, 2006
-------------------------------------------------------------------------------------------------
                      Cost or       Gross        Gross       NAIC *
                     Amortized   Unrealized   Unrealized     Market     Non-Admitted    Carrying
                       Cost         Gains       Losses        Value        Asset          Value
-------------------------------------------------------------------------------------------------
Common stocks:
-------------
   Affiliated       $2,171,678   $4,871,859     $91,334    $6,952,203      $    --     $6,952,203
   Non-affiliated      696,219       91,418       5,678       781,959       74,781        707,178
-------------------------------------------------------------------------------------------------
      Total         $2,867,897   $4,963,277     $97,012    $7,734,162      $74,781     $7,659,381
=================================================================================================

Preferred stocks:
----------------
   Affiliated       $2,014,000   $      601     $    --    $2,014,601      $    --     $2,014,000
   Non-affiliated       10,367          160          --        10,527           --         10,527
-------------------------------------------------------------------------------------------------
      Total         $2,024,367   $      761     $    --    $2,025,128      $    --     $2,024,527
=================================================================================================

As of December 31, 2007 and 2006, the Company held derivative investments of $93,517 and $69,803, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2007 and 2006 is set forth in the table below:

                                            12 Months or Less       Greater than 12 Months            Total
--------------------------------------------------------------------------------------------------------------------
                                            Fair      Unrealized      Fair      Unrealized      Fair      Unrealized
       Description of Securities            Value       Losses        Value       Losses        Value       Losses
----------------------------------------------------------------   -----------------------   -----------------------
As of December 31, 2007:
   U. S. governments                     $    9,977     $     3    $       --    $     --    $    9,977    $      3
   All other governments                         --          --        32,805         780        32,805         780
   States, territories and possessions      116,613         468        96,308       2,501       212,921       2,969
   Political subdivisions of states,        369,718       2,521         9,309          19       379,027       2,540
      territories and possessions
   Special revenue                        1,314,924      19,046        42,568         883     1,357,492      19,929
   Public utilities                              --          --            --          --            --          --
   Industrial and miscellaneous             731,326      22,631         1,701          24       733,027      22,655
   ------------------------------------------------------------    ----------------------    ----------------------
   Total bonds                            2,542,558      44,669       182,691       4,207     2,725,249      48,876
   ------------------------------------------------------------    ----------------------    ----------------------
   Affiliated                               104,072      50,211       213,576     261,036       317,648     311,247
   Non-affiliated                            47,460       4,683            --          --        47,460       4,683
   ------------------------------------------------------------    ----------------------    ----------------------
   Total common stocks                      151,532      54,894       213,576     261,036       365,108     315,930
   ------------------------------------------------------------    ----------------------    ----------------------
   Preferred stock                               --          --            --          --            --          --
   ------------------------------------------------------------    ----------------------    ----------------------
   Total stocks                             151,532      54,894       213,576     261,036       365,108     315,930
   ------------------------------------------------------------    ----------------------    ----------------------
   Total bonds and stocks                $2,694,090     $99,563    $  396,267    $265,243    $3,090,357    $364,806
   ============================================================    ======================    ======================

As of December 31, 2006:
   U. S. governments                     $    3,019     $     8    $       --    $     --    $    3,019    $      8
   All other governments                     25,045         524       315,647      10,516       340,692      11,040
   States, territories and possessions      115,790         402       104,817       2,687       220,607       3,089
   Political subdivisions of states,        206,240         495        16,671          92       222,911         587
      territories and possessions
   Special revenue                          363,838         840       131,702       1,353       495,540       2,193
   Public utilities                              --          --        52,749       1,473        52,749       1,473
   Industrial and miscellaneous                  --          --         7,808       6,656         7,808       6,656
   ------------------------------------------------------------    ----------------------    ----------------------
   Total bonds                              713,932       2,269       629,394      22,777     1,343,326      25,046
   ------------------------------------------------------------    ----------------------    ----------------------
   Affiliated                                 5,849       1,165       377,551      90,169       383,400      91,334
   Non-affiliated                             5,055       4,373        99,444       1,305       104,499       5,678
   ------------------------------------------------------------    ----------------------    ----------------------
   Total common stocks                       10,904       5,538       476,995      91,474       487,899      97,012
   ------------------------------------------------------------    ----------------------    ----------------------
   Preferred stock                               --          --            --          --            --          --
   ------------------------------------------------------------    ----------------------    ----------------------
   Total stocks                              10,904       5,538       476,995      91,474       487,899      97,012
   ------------------------------------------------------------    ----------------------    ----------------------
   Total bonds and stocks                $  724,836     $ 7,807    $1,106,389    $114,251    $1,831,225    $122,058
   ============================================================    ======================    ======================

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of the Company's management, it is probable that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2007, the Company has both the ability and intent to hold these investments to recovery.

The Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $10,659, $7,664 and $2,652 during 2007, 2006 and 2005, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $5,664, $561 and $0 in 2007, 2006 and 2005, respectively.

During 2007, 2006 and 2005, the Company reported the following write-downs on its joint ventures and partnership investments due to an other-than-temporary decline in fair value:

---------------------------------------------------------------------------
For the years ended December 31,                   2007     2006      2005
---------------------------------------------------------------------------
Matlin Patterson Global Opportunities Partners   $    --   $1,143   $    --
DLJ Merchant Banking Partners                      3,454       --     2,923
North Castle II                                    4,162       --        --
Peake Joint Venture                                2,773       --        --
Exponent Private Equity Partners, LP               1,990       --        --
Warburg Equity LP                                  1,656       --        --
21st Century LP                                    1,030       --        --
Castleriggs Partners                                  --       --     2,412
Healthcare Partners III                               --       --     1,491
Sandler Capital IV                                    --       --     1,353
RCBA Strategic Partners                               --       --     1,242
Polyventures II                                       --       --     1,184
Items less than $1.0 million                       5,616    1,747       661
---------------------------------------------------------------------------
   Total                                         $20,681   $2,890   $11,266
===========================================================================

As of December 31, 2007 and 2006, securities with a market value of $12,333 and $9,223, respectively, were on loan. The Company receives cash collateral in an amount in excess of the fair value of the securities lent. The affiliated lending agent monitors the daily fair value of securities lent with respect to the collateral value and obtains additional collateral as necessary to ensure that collateral is maintained at a minimum of 102% for domestic transactions and

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
105% for cross-border transactions of the value of the securities lent. The collateral is held by the lending agent for the benefit of the Company and is not available for the general use of the Company (restricted). Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral. The securities lending transactions are accounted for as secured borrowings as required by SSAP No. 91. The decline in the fair value of the investments in the securities lending collateral account has been reported as a non-admitted asset in the financial statements presented herein.

In response to the lack of liquidity for certain investments in the current market environment, new securities lending collateral cash flow is being directed into short-term investments, and the level of liquidity in the securities lending collateral program has been increased significantly by repositioning to short-term investments (predominantly overnight commercial paper and time deposits). This repositioning resulted in the sale of certain long-term investments, primarily mortgage-backed bonds, in the third quarter of 2007, which generated the pretax realized losses. While these mortgage-backed bonds generally continued to be performing and highly rated, their liquidity and fair value was adversely affected by recent events in the mortgage-backed securities market. The Company's ultimate parent, AIG, deposited funds in the collateral custodial account equal to the pretax realized losses due to sales incurred between August 1 and December 31, 2007, and the Company recorded their allocated portion of such funds as capital contributions totaling $142. AIG has agreed to make additional contributions up to an aggregate limit of $500,000 to offset losses incurred by its insurance subsidiaries from securities lending collateral investments. Management expects that the higher level of liquidity currently maintained in the collateral will allow the Company to hold investments that are currently in an unrealized loss position until they can reasonably be expected to recover their value.

Securities carried at an amortized cost of $2,562,483 and $2,569,672 were deposited with regulatory authorities as required by law as of December 31, 2007 and 2006, respectively.

During 2007, 2006 and 2005, included in Net Investment Income Earned were investment expenses of $8,689, $6,699 and $6,226, respectively, and interest expense of $116,601, $109,876 and $88,991, respectively.

In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's total return on its investment portfolio. The details by NAIC designation 3 or below of securities sold during the year ended December 31, 2006 and reacquired within 30 days of the sale date are:
--------------------------------------------------------------------------------
              Number of     Book Value of    Cost of Securities
            Transactions   Securities Sold       Repurchsed         Gain (Loss)
--------------------------------------------------------------------------------
Bonds:
   NAIC 3        23            $12,359             $13,017             $663
   NAIC 4         1            $   736             $   726             $ 14
   NAIC 5        --            $    --             $    --             $ --
   NAIC 6        --            $    --             $    --             $ --
================================================================================
There were no such sales during 2007.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
NOTE 4 - RESERVES FOR LOSSES AND LAE
-------------------------------------

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2007, 2006 and 2005 is set forth in the table below:
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                      2007          2006          2005
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, beginning of year    $12,901,979   $11,786,300   $ 9,811,368
Adjustments for prior period corrections                   --            --      (174,946)
Incurred losses and LAE related to:
   Current accident year                            5,280,665     5,295,026     5,005,099
   Prior accident years                                51,911       177,865     1,340,860
-----------------------------------------------------------------------------------------
      Total incurred losses and LAE                 5,332,576     5,472,891     6,345,959
-----------------------------------------------------------------------------------------

Paid losses and LAE related to:
   Current accident year                           (1,426,309)   (1,251,773)   (1,274,795)
   Prior accident years                            (2,955,994)   (3,105,439)   (2,921,286)
-----------------------------------------------------------------------------------------
      Total paid losses and LAE                    (4,382,303)   (4,357,212)   (4,196,081)
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, as of December 31,   $13,852,252   $12,901,979   $11,786,300
=========================================================================================

Estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $51,911, $177,865 and $1,340,860 during 2007, 2006 and
2005, respectively. For all three years the Company experienced adverse loss and LAE reserve development. For 2007, the adverse development primarily related to accident years 2003 and prior, partially offset by favorable development from accident years 2004 through 2006. The favorable developments for accident year 2004 through 2006 were spread across many classes of business, primarily related to directors and officers' liability and related management liability classes of business. The adverse developments from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business. For 2006 and 2005, the adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors and officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005 (see Note 12B for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $211,061, $209,953 and $198,497, respectively.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,206,161, $6,572,917 and $7,743,937, respectively (exclusive of inter-company pooling).

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                         DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
NOTE 5 - RELATED PARTY TRANSACTIONS
------------------------------------

A.   National Union Inter-company Pooling Agreement
     -----------------------------------------------

     The Company, as well as certain insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business, except business from foreign branches (excluding Canada), to the Company (the lead pooling participant). In turn, each pooling participant receives from the Company their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 38.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

----------------------------------------------------------------------------------------------
                                                                      NAIC Co.   Participation
  Member Company                                                       Code        Percent
----------------------------------------------------------------------------------------------
National Union                                                        19445          38.0%
American Home Assurance Company (AHAC)                                19380          36.0%
Commerce and Industry Insurance Company (C&I)                         19410          10.0%
New Hampshire Insurance Company (NHIC)                                23841           5.0%
The Insurance Company of the State of Pennsylvania (ISOP)             19429           5.0%
AIG Casualty Company (formerly Birmingham Fire Insurance Company of
   Pennsylvania) (AIG Casualty)                                       19402           5.0%
AIU Insurance Company (AIUI)                                          19399           1.0%
American International South Insurance Company                        40258           0.0%
Granite State Insurance Company                                       23809           0.0%
Illinois National Insurance Company                                   23817           0.0%
==============================================================================================

     American International Pacific Insurance Company (AIP) terminated its zero percentage participation in the National Union Inter-Company Pooling Agreement (the Commercial Pool) effective July 1, 2007. Commercial risks ceded to the Commercial Pool by AIP prior to its exit will remain in that pool until their natural expiry. AIP's cessions of personal lines risks to the Commercial Pool were commuted and 100% ceded to AIG's Personal Lines Pool, which AIP joined effective July 1, 2007, also with a zero percentage participation.

     Effective January 1, 2008 AIUI will cease to be a member of the Commercial Pool. Cessions from AIUI to the Commercial Pool will be run off and AIUI's 1% participation will be retroactively reduced to zero. The pooling participation of C&I will be retroactively increased to 11%.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                (000'S OMITTED)
--------------------------------------------------------------------------------
B.   American International Underwriters Overseas Association Pooling
     -----------------------------------------------------------------
     Arrangement
     ------------

     AIG formed the AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in the AIUOA and their respective participation percentages is set forth in the table below:
--------------------------------------------------------------------------------

                                                           NAIC Co.   Participation
  Member Company                                            Code         Percent
-----------------------------------------------------------------------------------
American International Underwriters Overseas, Limited         --         67.0%
New Hampshire Insurance Company (NHIC)                      23841        12.0%
National Union Fire Insurance Company of Pittsburgh, PA.    19445        11.0%
American Home Assurance Company (AHAC)                      19380        10.0%
===================================================================================

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, AHAC, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance are recorded on a gross basis. As of December 31, 2007 and 2006, the Company's interest in the AIUOA amounted to $1,279,140 and $906,315, respectively, gross of the following amounts and after consideration of the National Union inter-company pooling agreement:
-------------------------------------------------------------------------------
        As of December 31,                                   2007        2006
-------------------------------------------------------------------------------
Loss and LAE reserves                                      $924,962    $821,515
Unearned premium reserves                                  $374,974    $356,699
Funds held                                                 $ 25,212    $ 18,696
Ceded balances payable                                     $109,151           +
Reinsurance recoverable                                    $(42,037)          +
Retroactive reinsurance                                    $ (1,020)          +
===============================================================================

+ Beginning December 31, 2007, the Company increased the accounts recorded in connection with AIUOA to facilitate the detailed reporting in Schedule F.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                (000'S OMITTED)
--------------------------------------------------------------------------------
     Additionally, the Company holds 16.9% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2007 and 2006, the Company's interest in AIG Europe S.A. amounted to $110,946 and $122,464, respectively.

C.   Guarantee Arrangements
     -----------------------

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

     The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                         DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
The guarantees that were in effect as of December 31, 2007 are included in the table below:
--------------------------------------------------------------------------------

                                                                      Policyholder    Invested     Estimated   Policyholders'
Guaranteed Company                                      Date Issued    Obligations     Assets        Loss         Surplus
-----------------------------------------------------------------------------------------------------------------------------
AIG Global Trade and Political Risk
Insurance Company (++)                                     11/5/97     $        --   $   327,013   $     --      $  164,274
American International Insurance
Company of Puerto Rico                                     11/5/97         246,973       183,887         --         128,034
Audubon Insurance Company                                  11/5/97          63,846        77,927         --          42,386
AIG Europe (Ireland) Ltd.                                 12/15/97         715,788       627,093         --         221,497  **

New Hampshire Indemnity Company, Inc.                     12/15/97         151,669       211,611         --         102,267
La Meridional Compania Argentina de
Seguros S.A.                                                1/6/98         186,071        49,600         --          65,991  **
Landmark Insurance Company                                  3/2/98          89,837       351,941         --         146,008

AIG Excess Liability Insurance Company
Ltd. (formerly known as Starr Excess
Liability Insurance International Ltd.)                    7/29/98         491,479     3,096,453         --       1,248,076
AIG Excess Liability Insurance
International Ltd.(formerly known as Starr Excess
Liability Insurance International Ltd.)                    5/28/98       2,605,333       692,798         --         320,999
AIG Life Insurance Company (+)                             7/13/98       7,112,194     7,509,262         --         537,684   *
American International Life Assurance
Company of New York                                        7/13/98       6,166,077     6,794,902         --         662,416
AIG Poland Insurance Company, S.A.                         9/15/98          14,354        41,217         --          41,046  **
AIG Bulgaria Insurance and Reinsurance
Company                                                   12/23/98           6,313         6,923         --          10,930  **
AIG Romania Insurance Company                             12/23/98          15,208         5,723         --           8,887  **
AIG Slovakia Insurance Company A.S.                       12/23/98              --            --         --           9,050  **
American International Assurance Co (Bermuda) Ltd.         8/23/99      13,805,116    18,729,253         --       4,221,961  **
American International Assurance Co (Australia) Ltd.       11/1/02         546,115       532,051         --         227,222  **
First American Czech Insurance Company, Rt.                9/15/98         442,815       532,293         --          86,236  **
AIG Life Insurance Company (Russia) ZAO (w/d 2/13/03)     12/23/98         215,100       254,679         --          36,586  **
First American-Hungarian Insurance Company, Rt.            9/15/98         165,025       185,840         --          44,226  **
AIG Ukraine Insurance Company                              10/1/00           7,087           --          --           5,039  **
-------------------------------------------------------------------------------------------------------------------------------
   Total guarantees                                                    $33,046,400   $40,210,466   $     --      $8,330,815
===============================================================================================================================

*    The guaranteed company is also backed by a support agreement issued by AIG.
**   Policyholders' surplus is based on local GAAP financial statements.
+ This guarantee was terminated as to policies written after December 29, 2006.
++ This guarantee was terminated as to policies written after November 30, 2007.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                         DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
D.   Investments in Affiliates
     -------------------------
     As of December 31, 2007 and 2006, the Company's preferred and common stock investments with its affiliates together with the related change in unrealized appreciation, net of $3,489 of non-admitted balances were as follows:

-------------------------------------------------------------------------------------------------------
                                                                 Actual    Carrying Value
                                                   Ownership      Cost     at December 31   Change in
Affiliated Investment                              Percent        2007         2007         Equity 2007
-------------------------------------------------------------------------------------------------------
Preferred stocks:
Everest Broadband Inc                                100.0%    $   10,247   $     10,247   $   (4,354)
AIG Capital Corporation                              100.0%     2,000,000      2,000,000           --
-------------------------------------------------------------------------------------------------------
   Total preferred stocks - affiliates                          2,010,247      2,010,247       (4,354)
-------------------------------------------------------------------------------------------------------
Common stocks:

International Lease Finance Corporation               32.8%       793,240      2,203,737       46,549
Lexington Insurance Company                           70.0%       258,046      3,185,721      727,569
United Guaranty Corporation                           45.9%        97,833        454,556      224,087
AIU Insurance Company                                 32.0%       101,990        446,078       54,901
American International Specialty Lines Insurance
 Company                                              70.0%       154,297        450,072      148,340
Starr Excess Liability Insurance Company Ltd.        100.0%       385,453      1,248,076      298,531
Pine Street Real Estate Holding Corp.                 22.1%         3,139             --       (1,974)(a)
21st Century Insurance Group                          32.0%       467,720        211,957     (165,594)
American International Realty, Inc.                   22.1%        26,456         35,346        4,472
Eastgreen, Inc.                                        9.4%         8,975          7,004       (2,966)
Everest Broadband Inc.                                15.2%         7,629             --       (3,875)(a)
AIG Lodging Opportunities, Inc.                      100.0%         1,570             --       (6,250)(a)
AIG Domestic Claims                                  100.0%       118,000         73,635       73,635
National Union Fire Ins. Company of Vt.              100.0%         1,000         31,444        4,315
National Union Fire Ins. Company of La.              100.0%         2,501          6,092         (225)
-------------------------------------------------------------------------------------------------------
   Total common stocks - affiliates                             2,427,849      8,353,718    1,401,515
-------------------------------------------------------------------------------------------------------
Total common and preferred stock  - affiliates                 $4,438,096   $ 10,363,965   $1,397,161
=======================================================================================================

(a) Balance not admitted

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                         DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 Actual   Carrying Value
                                                   Ownership      Cost    at December 31     Change in
Affiliated Investment                               Percent       2006         2006         Equity 2006
-------------------------------------------------------------------------------------------------------
Preferred stocks:
Everest Broadband Inc                                100.0%    $   14,000     $   14,601   $   14,601
AIG Life Insurance Company                           100.0%            --             --     (100,000)
AIG Capital Corporation                              100.0%     2,000,000      2,000,000
-------------------------------------------------------------------------------------------------------
   Total preferred stocks - affiliates                          2,014,000      2,014,601      (85,399)
-------------------------------------------------------------------------------------------------------
Common stocks:
International Lease Finance Corporation               32.8%       793,240      2,157,188      199,333
Lexington Insurance Company                           70.0%       257,973      2,458,152      662,757
United Guaranty Corporation                           45.9%        74,893        230,469      (42,150)
AIU Insurance Company                                 32.0%        40,000        391,177       42,324
American International Specialty Lines Insurance
   Company                                            70.0%       109,497        301,732       33,278
Starr Excess Liability Insurance Company Ltd.        100.0%       385,453        949,545      235,344
Pine Street Real Estate Holding Corp.                 22.1%         3,139          1,974      (12,990)
21st Century Insurance Group                          32.0%       467,720        377,551       31,445
American International Realty, Inc.                   22.1%        20,736         30,874       13,105
Eastgreen, Inc.                                        9.4%         8,975          9,970          202
Everest Broadband Inc                                 15.2%         3,876          3,875        3,875
AIG Lodging Opportunities, Inc.                      100.0%         2,676          6,250        5,908
National Union Fire Ins. Company of Vt.              100.0%         1,000         27,129        8,607
National Union Fire Ins. Company of La.              100.0%         2,500          6,317          263
------------------------------------------------------------------------------------------------------
   Total common stocks - affiliates                             2,171,678      6,952,203    1,181,301
------------------------------------------------------------------------------------------------------
Total common and preferred stock  - affiliates                 $4,185,678     $8,966,804   $1,095,902
======================================================================================================

     Investments in affiliates are included in common stocks based on the net worth of the entity except for the Company's 2006 investment in 21st Century Insurance Group, which was a publicly traded affiliate as of December 31, 2006. This investment was valued as of December 31, 2006 based on the quoted market value, less a discount as prescribed by NAIC SAP (see
     Note 2).

     The remaining equity interest in these investments, except for Everest Broadband Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

     On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) to acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. On that date, the Ultimate Parent and its subsidiaries owned approximately 60.7% of the outstanding shares of 21st Century, including approximately 32.0% of the outstanding shares that are owned by the Company. On September 27, 2007, the Company's Ultimate Parent completed the merger, the Ultimate Parent and its subsidiaries owned 100% of 21st Century, and 21st Century requested that the New York Stock Exchange delist its shares. At December 31, 2007, the Ultimate Parent contributed its 39.3% interest in 21st Century to certain of its subsidiaries; however, the Company's ownership percentage did not change. Under applicable

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                         DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     statutory accounting principles, the Company's carrying value of its investment in 21st Century was revalued from quoted market value less a discount to a statutory net worth basis, resulting in a decrease of approximately $226,238 to the Company's June 30, 2007 policyholder's surplus.

     The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2007 and 2006, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $941,485 and $664,669, respectively.

E.   Other Related Party Transactions
     --------------------------------
     The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2007 and 2006 between the Company and any affiliated companies that exceeded half of one percent of the Company's admitted assets as of December 31, 2007 and 2006 and all capital contributions and dividends:

                                                         Assets Received by        Assets Transferred by
                                                            the Company                 the Company
----------------------------------------------------------------------------------------------------------
  Date of                                   Name of     Statement                  Statement
Transaction   Explanation of Transaction   Affiliate     Value      Description      Value     Description
----------------------------------------------------------------------------------------------------------
 03/30/07              Dividend              AIGCIG    $       --        --        $  500,000      Cash
 05/31/07              Dividend              AIGCIG            --        --            75,000      Cash
 09/12/07              Dividend              AIGCIG            --        --           175,000      Cash
 12/03/07              Dividend              AIGCIG            --        --           370,000      Cash
 12/03/07              Dividend                LEX        280,000       Cash               --        --
 09/30/07       Purchase of investment        AIGSL     1,009,286       Bonds       1,009,286      Cash
 12/17/07     Purchase of investment (1)      ISOP         59,000    Investment        59,000      Cash
 12/17/07     Purchase of investment (1)      AHAC         59,000    Investment        59,000      Cash
 12/31/07        Capital contribution          AIG        170,440      In kind             --        --
 08/16/07        Capital contribution          AIG         60,550      In kind             --        --
 10/24/07        Capital contribution        AIGCIG           133      In kind             --        --
 12/31/07        Capital contribution        AIGCIG             9      In kind             --        --
 12/26/06           Bond purchase            NUF VT       291,883       Bond          291,883      Cash
==========================================================================================================

LEX: Lexington Insurance Company
NUF  VT: National Union Fire Insurance Company of Vermont
AIGSL: AIG Security Lending
(1)  Purchase of AIG Domestic Claims from ISOP and AHAC
================================================================================
                                       33

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                         DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the Commonwealth of Pennsylvania, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2007, 2006 and 2005.

In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., AIG Global Trust Services, Limited, and AIG Domestic Claims, Inc., for data center systems, investment services, salvage and subrogation, and claims management. In connection with these services, the fees incurred by the Company to these affiliates during 2007, 2006 and 2005 are outlined in the table below:

-------------------------------------------------------------------
For the years ended December 31,       2007       2006       2005
-------------------------------------------------------------------
AIG Technology, Inc.                 $ 30,148   $ 25,926   $ 28,183
AIG Global Investment Corporation       7,139      5,663      5,188
AIG Global Trust Services, Limited         --         65        143
AIG Domestic Claims, Inc.             116,032    123,744    116,732
-------------------------------------------------------------------
  Total                              $153,319   $155,398   $150,246
===================================================================

As of December 31, 2007 and 2006, short-term investments included amounts invested in the AIG Managed Money Market Fund of $91,555 and $35,903, respectively.

As of December 31, 2007, other invested assets included $241,558 of loans with an affiliate. The proceeds from the loans were used by the affiliate for the acquisition of life settlements.

Federal and foreign income taxes payable to AIG as of December 31, 2007 and 2006 amounted to $315,659 and $214,453, respectively.

During 2007 and 2005, the Company sold premium receivables without recourse to AI Credit Corporation and recorded losses on these transactions in the table that follows:

----------------------------------------------------
    As of December 31,      2007     2006      2005
----------------------------------------------------
Accounts receivable sold   $56,857    $--   $202,251
Losses recorded              1,694     --      3,627
----------------------------------------------------

There were no premium receivable sales in 2006.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                         DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
As of December 31, 2007 and 2006, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions). These balances are net of non-admitted amounts of $75,216 and $57,852, respectively, at December 31, 2007 and 2006.
-------------------------------------------------------------------------
As of December 31,                                      2007       2006
-------------------------------------------------------------------------
Balances with pool member companies                   $ 32,362   $502,595
Balances with less than 0.5% of admitted assets        233,487    192,940
-------------------------------------------------------------------------
Receivable from parent, subsidiaries and affiliates   $265,849   $695,535
=========================================================================
Balances with pool member companies                   $104,239   $     --
Balances with less than 0.5% of admitted assets        367,926    295,246
-------------------------------------------------------------------------
Payable to parent, subsidiaries and affiliates        $472,165   $295,246
=========================================================================

The Company contributed capital of $44,800 to American International Lines Insurance Company (AISLIC) subsequent to December 31, 2007 but prior to the filing of its Annual Statement as a result of events relating to AISLIC's December 31, 2007 financial position. This capital contribution has been reflected in affiliated common stocks and payable to affiliates at December 31, 2007.

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. On March 31, 2006 the insured entered into a receivable sale agreement with A.I. Credit Corporation. (a wholly owned AIG subsidiary) to purchase the insured's March 2006 to March 2010 receivables of $117,000 for $100,000. On June 8, 2008 the insured entered into a further receivable sale agreement with A.I. Credit Corporation to purchase the insured's June 2010 to March 2013 receivables of $130,000 for $97,321.

NOTE 6 - REINSURANCE
--------------------
In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                         DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
During 2007, 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the years ended December 31,              2007                      2006                        2005
--------------------------------------------------------------------------------------------------------------------
                                     Written       Earned        Written       Earned        Written       Earned
--------------------------------------------------------------------------------------------------------------------
Direct premiums                    $ 5,450,523   $ 5,319,330   $ 5,405,358   $ 5,504,457   $ 5,588,284   $ 5,838,904
Reinsurance premiums assumed:
   Affiliates                       22,972,380    22,951,382    23,265,173    22,521,061    22,153,164    21,595,324
   Non-affiliates                      528,953       493,411       420,462       478,011       494,482       548,499
--------------------------------------------------------------------------------------------------------------------
      Gross premiums                28,951,856    28,764,123    29,090,993    28,503,529    28,235,930    27,982,727
--------------------------------------------------------------------------------------------------------------------
Reinsurance premiums ceded:
   Affiliates                       19,911,172    19,869,772    20,068,406    19,568,693    19,860,111    19,676,550
   Non-affiliates                    1,264,103     1,227,602     1,208,740     1,233,635     1,288,840     1,270,214
--------------------------------------------------------------------------------------------------------------------
      Net premiums                 $ 7,776,581   $ 7,666,749   $ 7,813,847   $ 7,701,201   $ 7,086,979   $ 7,035,963
=====================================================================================================================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2007 and 2006 with the return of the unearned premium reserve is as follows:

                          Assumed Reinsurance            Ceded Reinsurance           Net
---------------------------------------------------------------------------------------------------
                      Unearned                   Unearned                   Unearned
                       Premium     Commission     Premium     Commission     Premium     Commission
                      Reserves       Equity      Reserves       Equity      Reserves       Equity
---------------------------------------------------------------------------------------------------
December 31, 2007:
   Affiliates        $11,427,780   $1,307,472   $ 9,978,773   $1,198,833   $1,449,007   $ 108,639
   Non affiliates        869,926       99,530       518,666   $   62,312      351,260      37,218
---------------------------------------------------------------------------------------------------
   Totals            $12,297,706   $1,407,002   $10,497,439   $1,261,145   $1,800,267   $ 145,857
===================================================================================================
December 31, 2006:
   Affiliates        $11,406,782   $1,252,193   $ 9,937,373   $1,155,238   $1,469,409   $  96,955
   Non affiliates        834,384       91,595       482,165       56,052      352,219      35,543
---------------------------------------------------------------------------------------------------
   Totals            $12,241,166   $1,343,788   $10,419,538   $1,211,290   $1,821,628   $ 132,498
===================================================================================================

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
As of December 31, 2007 and 2006, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

-------------------------------------------------------------
                       Unearned    Paid Losses   Reserves for
                       Premium         and        Losses and
                       Reserves        LAE           LAE
-------------------------------------------------------------
December 31, 2007:
   Affiliates        $ 9,978,773    $ 206,186     $36,527,584
   Non-affiliates        518,669      426,263       2,798,160
-------------------------------------------------------------
   Total             $10,497,442    $ 632,449     $39,325,744
=============================================================
December 31, 2006:
   Affiliates        $ 9,937,373     $ 86,964     $35,619,288
   Non-affiliates        482,165      427,234       3,022,524
-------------------------------------------------------------
   Total             $10,419,538    $ 514,198     $38,641,812
=============================================================

The Company's unsecured reinsurance recoverables as of December 31, 2007 in excess of 3.0% of its capital and surplus is set forth in the table below:

-----------------------------------------------------------------------------------
                                                             NAIC Co.
Reinsurer                                                      Code
Amount
-----------------------------------------------------------------------------------
Affiliates:
   National Union Pool                                            --    $43,392,370
   American International Insurance Company                    32220        417,286
   American International Underwriters Overseas, Ltd.             --        385,925
   New Hampshire Indemnity Company                             23833        174,268
   AIG Global Trade And Political Risk Ins Company             10651        157,721
   American International Life Assurance Co. of NY (US)        60607         26,806
   Transatlantic Reinsurance Company                           19453        290,273
   United Guaranty Insurance Company                           11715         12,040
   Hartford Steam Boiler Inspection And Insurance Co.          11452          9,834
   Audubon Insurance Company                                   19933          6,928
   AIG Excess Liability Insurance Company, Ltd.                10932          2,775
   Ascot Syndicate Lloyds 1414                                    --          1,604
   AIUOA                                                          --          1,387
   AIG General Ins Co (Thailand) (F/Universal)                    --          1,342
   Other affiliates less than $1.0 million                        --          4,308
-----------------------------------------------------------------------------------
   Total affiliates                                                     $44,884,867
Non-Affilliates:                                                                 --
-----------------------------------------------------------------------------------
   Total affiliates and non-affiliates                                  $44,884,867
===================================================================================

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
During 2007, 2006 and 2005, the Company reported in its Statements of Income $152, $13,003 and $45,537, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0, $0 and $(1,805), respectively, less losses incurred of $152, $13,003 and $43,732, respectively, as a result of commutations with the following reinsurers:
--------------------------------------------------------------------
Company                                   2007      2006       2005
--------------------------------------------------------------------
Trenwick America                          $ --    $ 8,740    $    --
Alea Group                                  --      2,567         --
SCOR Reinsurance Company                    --         --     44,800
Other reinsurers less than $1.0 million    152      1,696        737
--------------------------------------------------------------------
Total                                     $152    $13,003    $45,537
====================================================================

As of December 31, 2007 and 2006, the Company had reinsurance recoverables on paid losses in dispute of $86,207 and $82,832, respectively.

During 2007, 2006 and 2005, the Company wrote-off reinsurance recoverable balances of $14,497, $32,562 and $68,909, respectively.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
NOTE 7 - RETROACTIVE REINSURANCE
--------------------------------
As of December 31, 2007 and 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                         2007                    2006
----------------------------------------------------------------------------------------------
                                                 Assumed       Ceded      Assumed       Ceded
---------------------------------------------------------------------    ---------------------
Reserves transferred:
   Initial reserves                             $ 228,366    $478,934    $ 228,366    $478,934
   Adjustments - prior year(s)                   (183,349)    (26,545)    (180,756)    (35,428)
   Adjustments - current year                      16,465      17,390       (2,592)      8,883
---------------------------------------------------------------------    ---------------------
   Balance as of December 31,                      61,482     469,779       45,018     452,389
---------------------------------------------------------------------    ---------------------
Paid losses recovered:
   Prior year(s)                                   20,485     387,702       12,890     374,849
   Current year                                     8,817      13,140        7,595      12,853
---------------------------------------------------------------------    ---------------------
   Total recovered as of December 31,              29,302     400,842       20,485     387,702
---------------------------------------------------------------------    ---------------------
   Carried reserves as of December 31,          $  32,180    $ 68,937    $  24,533    $ 64,687
=====================================================================    =====================
Consideration paid or received:
   Initial reserves                             $ 212,797    $291,795    $ 212,797    $291,795
   Adjustments - prior year(s)                   (190,016)    (15,127)    (190,000)    (19,917)
   Adjustments - current year                         140         455          (15)      4,789
---------------------------------------------------------------------    ---------------------
   Total paid as of December 31,                $  22,921    $277,123    $  22,782    $276,667
=====================================================================    =====================
Special surplus from retroactive reinsurance:
   Initial surplus gain or loss realized        $      --    $ 50,201    $      --    $ 50,201
   Adjustments - prior year(s)                         --       2,416           --      21,689
   Adjustments - current year                          --        (544)          --     (19,273)
---------------------------------------------------------------------    ---------------------
   Balance as of December 31,                   $      --    $ 52,073    $      --    $ 52,617
=====================================================================    =====================

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
The Company's retroactive reinsurance balances (by reinsurer) as of December 31, 2007 and 2006, are set forth in the table below:

                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Reinsurer                                                 Assumed    Ceded    Assumed    Ceded
-----------------------------------------------------------------------------------------------
   American International Reinsurance Co.                 $    --   $46,592   $    --   $48,201
   American International Specialty Lines Insurance Co.    27,735        --    18,206        --
   AXA Corporate Solutions                                     --     1,429        --        --
   PEG Reinsurance Co.                                         --    14,755        --     9,320
   Commerce and Industry Insurance Company of Canada        4,405        --     6,259        --
   Lyndon Property Ins. Co.                                    --     1,206        --     1,878
   All other reinsurers less than $1.0 million                 40     4,955        68     5,288
-----------------------------------------------------------------------------------------------
      Total                                               $32,180   $68,937   $24,533   $64,687
===============================================================================================

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------
Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2007 and 2006, the Company's deposit assets and liabilities were comprised of the following:

----------------------------------------------------------------------
                      Deposit     Deposit     Funds Held    Funds Held
                      Assets    Liabilities     Assets     Liabilities
-------------------------------------------   ------------------------
December 31, 2007:
   Direct            $     --     $100,407     $     --      $     --
   Assumed                 --       99,633      104,412            --
   Ceded              793,216           --           --       734,590
------------------------------------------     ----------------------
   Total             $793,216     $200,040     $104,412      $734,590
==========================================     ======================

                      Deposit     Deposit     Funds Held    Funds Held
                      Assets    Liabilities     Assets     Liabilities
-------------------------------------------   ------------------------
December 31, 2006:
   Direct            $     --     $ 82,285      $    --      $     --
   Assumed                 --       99,583       99,516            --
   Ceded              854,511           --           --       742,591
------------------------------------------      ---------------------
   Total             $854,511     $181,868      $99,516      $742,591
==========================================      =====================

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
A reconciliation of the Company's deposit assets and deposit liabilities as of December 31, 2007 and 2006 is set forth in the table below:

                                          2007                       2006
--------------------------------------------------------   ------------------------
                                  Deposit      Deposit       Deposit      Deposit
                                   Assets    Liabilities     Assets     Liabilities
--------------------------------------------------------   ------------------------
Balance at January 1             $ 854,511    $181,868     $1,410,584    $ 513,961
   Deposit activity, including
      loss recoveries             (112,157)     18,932       (691,043)    (362,699)
   Interest income or expense,
      net of amortization of
      margin                        41,323        (760)       119,740       30,606
   Non-admitted asset portion        9,539          --         15,230           --
------------------------------------------------------     -----------------------
Balance at December 31           $ 793,216    $200,040     $  854,511    $ 181,868
======================================================     =======================

                                          2007                       2006
--------------------------------------------------------   ------------------------
                             Funds Held     Funds Held    Funds Held     Funds Held
                                 Assets    Liabilities       Assets     Liabilities
--------------------------------------------------------   ------------------------
Balance at January 1             $ 99,516     $742,591     $ 457,042    $1,062,338
   Contributions                    4,923        1,072            --        64,299
   Withdrawals                        (27)     (57,101)     (374,792)     (446,200)
   Interest                            --       48,028        17,266        62,154
------------------------------------------------------     ------------------------
Balance at December 31           $104,412     $734,590     $  99,516    $  742,591
======================================================     ========================

As of December 31, 2007 and 2006, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $644,985 and $665,391, respectively.

During 2007 and 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets of $53,404 and $429,315, respectively, and funds held on deposit accounting liability of $1,422 and $288,474, respectively. During 2006, the Company commuted $42,505 of the deposit assets and $42,505 of the funds held on deposit accounting liability with Union Excess with no impact to net income.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $102,399, funds held on deposit accounting - $350,522, deposit accounting liability - $332,220, and funds held on deposit accounting liability - $86,613.

NOTE 9 - FEDERAL INCOME TAXES
-----------------------------
The Company files a consolidated U.S. federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax payables in the accompanying Statements of Liabilities, Capital and Surplus were due to the Ultimate Parent. As of December 31, 2007 and 2006, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
The components of the Company's net deferred tax assets/liabilities as of December 31, 2007 and 2006 are as follows:

As of December 31,                                             2007         2006
-----------------------------------------------------------------------------------
Gross deferred tax assets                                   $1,270,713   $1,221,399
Gross deferred tax liabilities                                (664,295)    (625,778)
Non-admitted deferred tax assets in accordance with
   SSAP No. 10, income taxes                                  (235,222)    (209,992)
-----------------------------------------------------------------------------------
Net admitted deferred tax assets                            $  371,196   $  385,629
===================================================================================
Decrease (Increase) in non admitted deferred tax assets
   Adjustment to December 31, 2006 Surplus                  $   20,328
Change in non-admitted deferred tax assets - current year   $  (45,558)
-----------------------------------------------------------------------
Change in non admitted deferred tax assets                  $  (25,230)
=======================================================================

--------------------------------------------------------------------------------
During 2007, 2006 and 2005, the Company's current federal income tax expense (benefit) was comprised of the following:

For the years ended December 31,                2007       2006        2005
-----------------------------------------------------------------------------
Income tax expense (benefit) on net
   underwriting and net investment income     $424,726   $217,553   $(106,539)
Federal income tax adjustment - prior years     85,892    (43,980)     (1,377)
-----------------------------------------------------------------------------
Current income tax expense (benefit)          $510,618   $173,573   $(107,916)
=============================================================================
Income tax on realized capital gains          $  3,076   $ 12,835   $  24,064
=============================================================================

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
The composition of the Company's net deferred tax assets as of December 31, 2007 and 2006, along with the changes in deferred income taxes for 2006, is set forth in the table below:

------------------------------------------------------------------------------------------------------------------
As of December 31,                                                               2007          2006        Change
------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Loss reserve discount                                                      $  405,802    $  346,399    $ 59,403
   Non-admitted assets                                                           230,398       219,959      10,439
   Unearned premium reserve                                                      315,959       308,271       7,688
   Partnerships                                                                  121,188       117,123       4,065
   Bad debt                                                                      155,992       194,119     (38,127)
   Deferred tax remediation adjustments to December 31, 2006 surplus                  --        20,328     (20,328)
   Other temporary differences                                                    41,374        15,200      26,174
   ---------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                1,270,713     1,221,399      49,314
   Non-admitted deferred tax assets                                             (235,222)     (189,664)    (45,558)
   Non-admitted deferred tax assets adjustments to December 31 2006 surplus                    (20,328)     20,328
   ---------------------------------------------------------------------------------------------------------------
      Admitted deferred tax assets                                             1,035,491     1,011,407      24,084
   ---------------------------------------------------------------------------------------------------------------
   Unrealized capital gains                                                     (310,305)     (272,004)    (38,301)
   Investments                                                                  (311,198)     (311,367)        169
   Other temporary differences                                                   (42,792)      (42,407)       (385)
   ---------------------------------------------------------------------------------------------------------------
   Gross deferred tax liabilities                                               (664,295)     (625,778)    (38,517)
   ---------------------------------------------------------------------------------------------------------------
      Net admitted deferred tax assets                                        $  371,196    $  385,629    $(14,433)
   ===============================================================================================================
   Gross deferred tax assets                                                  $1,270,713    $1,221,399    $ 49,314
   Gross deferred tax liabilities                                               (664,295)     (625,778)    (38,517)
   ---------------------------------------------------------------------------------------------------------------
   Net deferred tax assets                                                    $  606,418    $  595,621      10,797
   ===================================================================================================
   Income tax effect of unrealized capital  gains                                                           38,301
   ---------------------------------------------------------------------------------------------------------------
   Income tax effect of unrealized capital  gains - remediation adjustments                                 42,938
   ---------------------------------------------------------------------------------------------------------------
   Change in net deferred income taxes                                                                    $ 92,036
   ===============================================================================================================

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the years ended December 31, 2007, 2006 and 2005 are as follows:

                                                              2007                       2006                      2005
--------------------------------------------------------------------------------------------------------------------------------
                                                      Amount      Tax Effect     Amount      Tax Effect    Amount     Tax Effect
--------------------------------------------------------------    ----------   ----------    ----------   ---------   ----------
Net income before federal income taxes and          $1,798,601    $ 629,510    $1,307,263    $ 457,542    $  48,062    $ 16,822
   capital gains taxes
Book to tax adjustments:
      Tax exempt income and dividends received        (766,259)    (268,191)     (422,522)    (147,883)    (358,917)   (125,621)
         deduction
      Intercompany dividends                          (139,912)     (48,969)     (164,797)     (57,679)    (149,147)    (52,202)
      Meals and entertainment                            1,846          646         1,174          411           --          --
      Non-deductible penalties                           1,592          557         1,620          567           --          --
      Change in non-admitted assets                    (29,824)     (10,439)     (247,883)     (86,759)          --          --
      Federal income tax adjustments - prior year           --       80,466            --       (3,019)          --      (1,377)
      Remediation adjustments                               --           --            --           --           --     (41,254)
      Change in tax reserves                                --       38,078            --           --           --
      Foreign tax credits                                   --           --            --           --           --     (15,200)
      Other                                                 --           --            --      (10,524)          --       2,102
--------------------------------------------------------------    ---------    ----------    ---------    ---------   ---------
         Total book to tax adjustments                (932,557)    (207,852)     (832,408)    (304,886)    (508,064)   (233,552)
--------------------------------------------------------------    ---------    ----------    ---------    ---------   ---------
Total federal taxable income and tax                $  866,044    $ 421,658    $  474,855    $ 152,656    $(460,002)  $(216,730)
==============================================================    =========    ==========    =========    =========   =========
Current federal income tax                                        $ 510,618                  $ 173,573                $(107,916)
Income tax on net realized capital gains                              3,076                     12,835                   24,064
Change in net deferred income taxes                                 (92,036)                   (33,752)                (132,878)
                                                                  ---------                  ---------                ---------
Total federal income tax                                          $ 421,658                  $ 152,656                $(216,730)
                                                                  =========                  =========                =========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes for 2007 is set forth in the table below:

-------------------------------------------------------------------------
Current year                                                     $358,368
First preceding year                                             $210,160
-------------------------------------------------------------------------

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2007, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $304,501 during 2007, $764,410 during 2006 and $(1,207) during 2005.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

--------------------------------------------------------------
Gross unrecognized tax benefits at January 1,           2007
--------------------------------------------------------------
   Increases in tax positions for prior years          $ 5,455
   Decreases in tax positions for prior years           35,014
   Increases in tax positions for current years             --
   Lapse in statute of limitations                          --
   Settlements                                              --
--------------------------------------------------------------
Gross unrecognized tax benefits at December 31, 2007   $40,469
==============================================================

At December 31, 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $40,469. The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $40,469.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007, NUFIC had accrued $861 and $7,445 respectively, for the payment of interest and penalties. For the year ended December 31, 2007, the Company recognized $6,584 of interest and penalties in the Consolidated Statement of Income.

The Company does not believe that there will be a material change to balance of unrecognized tax benefits within the next twelve months.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

Major Tax Jurisdictions                                          Open Tax Years
-------------------------------------------------------------------------------
United States                                                         1997-2006

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS
--------------------------------------------------------------
A.   Pension Plan
     ------------
     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
     ---------------------------------------------------------------------------
     average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, entitled Accounting for Pensions.
     -----------------------------------------------------------
     As of December 31,                     2007         2006
     -----------------------------------------------------------
     Fair value of plan assets           $3,004,869   $2,637,415
     Less projected benefit obligation    2,719,971    2,673,615
     -----------------------------------------------------------
     Funded status                       $  284,898   $  (36,200)
     ===========================================================

     The Company's share of net expense for the qualified pension plan was to $5,279, $9,500 and $6,900 for the years ended December 31, 2007, 2006 and
     2005, respectively.

B.   Postretirement Benefit Plans
     ----------------------------
     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 11, entitled Postemployment Benefits and Compensated Absences, as of December 31, 2007, 2006 were $190,417 and $184,884 respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $328, $300 and $200 for the years ended December 31, 2007, 2006 and 2005, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2007, 2006 and 2005 are set forth in the table below:

------------------------------------------------------------------------------------------------------
As of December 31,                                  2007                2006                2005
------------------------------------------------------------------------------------------------------
   Discount rate                                   6.50%               6.00%               5.50%
   Rate of compensation increase (average)         4.25%               4.25%               4.25%
   Measurement date                          December 31, 2007   December 31, 2006   December 31, 2005
   Medical cost trend rate                          N/A                 N/A                 N/A
======================================================================================================

C.   Stock Options and Deferred Compensation Plan
     --------------------------------------------
     Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2007, 2006 and 2005, AIG allocated $14,808, $6,588 and $2,298, respectively, of these stock options and certain other deferred compensation programs to the Company.

D.   Post-employment Benefits and Compensated Absences
     -------------------------------------------------
     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

E.   Impact of Medicare Modernization Act on Post Retirement Benefits
     ----------------------------------------------------------------
     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2007 is $3,677.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
-------------------------------------------------------
A.   Capital and Surplus
     -------------------
     The portion of unassigned surplus as of December 31, 2007 and 2006 represented by each item below is as follows:
     -------------------------------------------------------
                                      2007            2006
     -------------------------------------------------------
     Unrealized gains and losses   $6,793,943     $5,412,999
     Non-admitted asset values     $ (983,843)    $(980,573)
     Provision for reinsurance     $ (121,714)    $(134,981)
     =======================================================
     During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $170,440 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

     During 2005, the board of directors of AIG authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and LAE reserve strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate Parent contributed $199,830 in cash to the Company. In connection therewith, as of December 31, 2005, the Company reported a receivable of $199,830 with its Ultimate Parent and increased its Capital in Excess of Par Value accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the Commonwealth of Pennsylvania.

B.   Risk-Based Capital Requirements
     -------------------------------
     The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2007 reporting period.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
C.   Dividend Restrictions
     ---------------------
     Under Pennsylvania law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the greater of 10% of the Company's statutory surplus as of December 31, 2007, or 100% of the Company's net income, for the year then ended) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the Commonwealth of Pennsylvania. In connection therewith, at December 31, 2007, the maximum dividend payments, which may be made without prior approval during 2008, is approximately $1,284,907.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

     During 2007, the Company paid $1,120,000 in ordinary dividends to AIGCIG. Refer to Note 5E for additional information.

NOTE 12 - CONTINGENCIES
-----------------------
A.   Legal Proceedings
     -----------------
     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court has stayed all proceedings pending an appeal by the

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
     ---------------------------------------------------------------------------
     intervening plaintiffs of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions.

     On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Plaintiffs) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Plaintiffs; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending.

     In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Plaintiffs in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000 unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

     Because Eagle and Newark are in rehabilitation with the Commissioner of the New Jersey Department of Banking and Insurance as rehabilitator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding.

     The AIG Plaintiffs believe RPC's counterclaims, as well as the claims asserted by RPC, Eagle and Newark in the New Jersey action, are without merit and intend to defend them vigorously, but cannot now estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
     ---------------------------------------------------------------------------
     In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

     Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements. It is possible that additional civil or regulatory proceedings will be filed by other state regulators.

     On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

     On May 24, 2007, the National Workers Compensation Reinsurance Pool (the
     Pool), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On August 6, 2007, the court denied AIG's motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied AIG's motion to dismiss the complaint. AIG filed its answer on January 22, 2008. On February 5, 2008, following agreement of the parties, the court entered an order staying all proceedings; that stay was lifted on March 14, 2008. On March 17, 2008, AIG filed an amended answer, counterclaims, and third-party complaint against the Pool, its board members, and certain of the workers compensation carriers that are members of the Pool. The third-party complaint alleges claims under the Racketeering Influenced and Corrupt Organizations Act, in addition to conspiracy, fraud, and other state law claims. Discovery in this case has been stayed through June 17, 2008.

     A lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, was dismissed on March 28, 2008. The deadline for the plaintiffs to file a Notice of Appeal from this ruling is April 28, 2008.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
     ---------------------------------------------------------------------------
     A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. The complaint in the action was amended on March 24, 2008, and AIG's deadline to respond is April 14, 2008.

     In April 2007, the National Association of Insurance Commissioners (the
     NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In early 2008, AIG was informed that the Settlement Review Working Group had been disbanded in favor of a multi-state targeted market conduct exam focusing on workers compensation insurance, which is in progress.

     After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

     The consolidated actions have proceeded in that court in two parallel actions, In re Insurance Brokerage Antitrust Litigation (the First Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the First Employee Benefits Complaint, and, together with the First Commercial Complaint, the multi-district litigation).

     The plaintiffs in the First Commercial Complaint were nineteen corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company of Pittsburgh, Pa., American International Specialty Lines Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Insurance Company of the State of Pennsylvania, American International Insurance Company and The Hartford Steam Boiler Inspection and Insurance Company. The First Commercial Complaint also named ten brokers and fourteen other insurers as defendants (two of which have since settled). The First Commercial Complaint alleged that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The First Commercial Complaint also alleged that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the First Commercial Complaint alleged that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs asserted that the defendants violated the Sherman Antitrust Act, RICO, the antitrust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs sought treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     The plaintiffs in the First Employee Benefits Complaint were nine individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from August 26, 1994 to the date of any class certification. The First Employee Benefits Complaint named AIG, and certain of its subsidiaries, including American Home, as well as eleven brokers and five other insurers, as defendants. The activities alleged in the First Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the First Commercial Complaint.

     On October 3, 2006, Judge Hochberg of the District of New Jersey reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss the multi-district litigation. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants in the two consolidated actions, filed renewed motions to dismiss on November 30, 2006. On February 16, 2007, the case was transferred to Judge Garrett E. Brown, Chief Judge of the District of New Jersey. On April 5, 2007, Chief Judge Brown granted the defendants' renewed motions to dismiss the First Commercial Complaint and First Employee Benefits Complaint with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days, later extended to 45 days, to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that were part of the multi-district litigation until any renewed motions to dismiss the amended complaints were resolved.

     A number of complaints making allegations similar to those in the First Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation proceeding. These efforts have generally been successful, although plaintiffs in one case pending in Texas state court have moved to re-open discovery; a hearing on that motion is scheduled for April 9, 2008. Notably, AIG has recently settled several of the various federal and state actions alleging claims similar to those in the multi-district litigation.

     Plaintiffs filed amended complaints in both In re Insurance Brokerage Antitrust Litigation (the Second Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Second Employee Benefits Complaint) along with revised particularized statements in both actions on May 22, 2007. The allegations in the Second Commercial Complaint and the Second Employee Benefits Complaint were substantially similar to the allegations in the First Commercial Complaint and First Employee Benefits Complaint, respectively. The complaints also attempted to add several new parties and delete others; the Second Commercial Complaint added two new plaintiffs and twenty seven new defendants (including three new AIG defendants), and the Second Employee Benefits Complaint added eight new plaintiffs and nine new defendants (including two new AIG defendants). The defendants filed motions to dismiss the amended complaints and to strike the newly added parties. The Court granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The Court declined to exercise supplemental jurisdiction over the state law claims in the Second Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Second Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Second Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     the dismissal of the Second Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Second Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007. Several tag-along actions that were consolidated before Chief Judge Brown are still pending in the District Court. Those actions are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the Second Commercial Complaint and the Second Employee Benefits Complaint. On February 19, 2008, Appellants filed their appeal brief with the Third Circuit with respect to the Second Commercial Complaint, and Appellees filed their brief on April 7, 2008. Oral argument has not yet been scheduled in that appeal.

     On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Second Commercial Complaint, alleges that AIG and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint seeks treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. AIG, along with other co-defendants, moved to dismiss the complaint on November 16, 2007, and a hearing on the motion to dismiss is currently scheduled for April 29, 2008. Discovery is stayed in the case pending a ruling on the motion to dismiss or until May 15, 2008, whichever occurs first.

     On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

     AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are occupationally ill or injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

     On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and jurisdictional ruling.

     On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The Court has preliminarily approved the settlement and payment of the settlement funds was made into an escrow account on February 8, 2008. The court will hold a final approval hearing on May 29, 2008. In the meantime, the appeal as to the other defendants remains pending. In the event that the settlement is not finally approved, AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not currently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   Asbestos and Environmental Reserves
     -----------------------------------

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claim loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claim development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi-peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the years ended December 31, 2007, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                                      Asbestos Losses                  Environmental Losses
-----------------------------------------------------------------------------------------------------------------
                                               2007         2006         2005        2007       2006       2005
--------------------------------------------------------------------------------   ------------------------------
Direct:
Loss and LAE reserves, beginning of year    $1,159,145   $1,148,049   $  731,546   $188,294   $304,714   $271,161
   Incurred losses and LAE                      36,688      168,760      517,176       (494)   (80,032)    66,554
   Calendar year paid losses and LAE          (158,189)    (157,664)    (100,673)   (43,047)   (36,388)   (33,001)
--------------------------------------------------------------------------------   ------------------------------
Loss and LAE Reserves, end of year          $1,037,644   $1,159,145   $1,148,049   $144,753   $188,294   $304,714
================================================================================   ==============================
Assumed:
Loss and LAE reserves, beginning of year    $  102,751   $  102,810   $   95,171   $  5,223   $  6,926   $  6,994
   Incurred losses and LAE                       5,447       15,128       15,540      1,463     (1,543)       876
   Calendar year paid losses and LAE           (13,563)     (15,187)      (7,901)      (424)      (160)      (944)
--------------------------------------------------------------------------------   ------------------------------
Loss and LAE reserves, end of year          $   94,635   $  102,751   $  102,810   $  6,262   $  5,223   $  6,926
================================================================================   ==============================
Net of reinsurance:
Loss and LAE reserves, beginning of year    $  562,722   $  547,037   $  367,609   $ 97,333   $142,476   $149,915
   Incurred losses and LAE                      10,719       88,346      220,900      1,785    (23,564)    17,322
   Calendar year paid losses and LAE           (83,569)     (72,661)     (41,472)   (23,510)   (21,579)   (24,761)
--------------------------------------------------------------------------------   ------------------------------
Loss and LAE reserves, end of year          $  489,872   $  562,722   $  547,037   $ 75,608   $ 97,333   $142,476
================================================================================   ===============================

     The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                     Asbestos Losses                   Environmental Losses
--------------------------------------------------------------------------------    -----------------------------
                                              2007          2006         2005        2007       2006       2005
--------------------------------------------------------------------------------    -----------------------------
Direct basis                                  $653,522     $777,367     $823,535    $59,210    $74,353   $133,323
Assumed reinsurance basis                       47,441       65,323       64,449      1,257        648      1,460
Net of ceded reinsurance basis                 331,405      399,766      394,423     27,383     39,609     64,576
-----------------------------------------------------------------------------------------------------------------

     The amount of ending reserves for loss adjustment expenses included in the table above for Asbestos and Environmental losses is as follows:

                                                   Asbestos Losses                     Environmental Losses
--------------------------------------------------------------------------------    ----------------------------
                                               2007         2006         2005        2007       2006      2005
--------------------------------------------------------------------------------    ----------------------------
Direct basis                                   $72,614      $86,374      $91,504    $25,376    $31,866   $57,138
Assumed reinsurance basis                        6,935        7,258        7,161        370        278       626
Net of ceded reinsurance basis                  36,486       44,418       43,825     11,567     16,975    27,675
----------------------------------------------------------------------------------------------------------------

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2007 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
     indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C.   Leases
     ------

     The Company is the lessee for the office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through July 14, 2014. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $42,333, $42,200 and $30,200 in 2007, 2006 and 2005, respectively.

     At January 1, 2008, the minimum aggregate annual rental commitments are as follows:

                  2008                           $ 48,712
                  2009                             46,283
                  2010                             47,921
                  2011                             47,364
                  2012                             45,411
                  Thereafter                      156,372
                  ----------------------------------------
                  Total minimum lease payments   $392,063
                  ========================================

     Certain rental commitments have renewal options extending through the year 2035. Some of these renewals are subject to adjustments in future periods.

D.   Other Contingencies
     -------------------

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

     As of December 31, 2007, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements; the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2007, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $873,000, and included unrecorded loss contingencies of $847,400.

     The Company has entered into a credit agreement with its Ultimate Parent, whereby the Company may loan, subject to contractually agreed interest rates, up to a maximum of $1,500,000. As of December 31, 2007, the Company had no outstanding loan balances due from its Ultimate Parent related to this credit arrangement.

     The Company has committed to make loans to its affiliate, National Union Fire Insurance of Vermont, up to but not exceeding $120,000. The commitment will terminate on December 31, 2008.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------

     During 2006, the Company terminated its commitment to make loans to its affiliate, Audubon Insurance Company, up to but not exceeding $100,000.

     As part of its private equity portfolio investment, as of December 31, 2007 the Company may be called upon for an additional capital investment of up to $444,051. The Company expects only a small portion of this additional capital will be called upon during 2008.

     The Company has committed to provide (pound)50,000 pounds sterling in capital to a Lloyd's Syndicate. The Company accrued a loss of (pound)10,783 pounds sterling ($21,349) at December 31, 2007.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS
-----------------------------------
The Company underwrites a significant concentration of its direct business with brokers.

As of December 31, 2007 and 2006, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,821,635 and $4,046,600, respectively. As of December 31, 2007 and 2006, the amount billed and recoverable on paid claims was $305,720 and $351,408, respectively, of which $17,176 and $20,800, respectively, were non-admitted.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2007, 2006 and 2005, policyholder dividends amounted to $130, $1,419 and $20, respectively, and were reported as Other Gains in the accompanying statements of income.

As of December 31, 2007 and 2006, other admitted assets as reported in the accompanying statements of Admitted assets were comprised of the following balances:

-------------------------------------------------------------------
Other Admitted Assets                           2007         2006
-------------------------------------------------------------------
Guaranty funds receivable or on deposit       $  19,495   $  19,232
Loss funds on deposit                           101,440      88,957
Outstanding loss drafts - suspense accounts     454,210     517,019
Accrued recoverables and other assets            16,717       4,952
Retroactive reinsurance recoverable              14,159      (5,469)
Allowance for doubtful accounts                (414,096)   (453,070)
-------------------------------------------------------------------
   Total other admitted assets                $ 191,925   $ 171,621
===================================================================

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payments in the respective states. Various states allow insurance companies to recoup assessments over a

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
period of five to ten years. As of December 31, 2007 and 2006, the Company's liability for insolvency assessments amounted to $41,195 and $32,700, respectively, with related assets for premium tax credits of $19,495 and $19,200, respectively. Of the amount accrued, the Company expects to pay approximately $21,701 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,710 of premium tax offset credits and the associated liability in years two through five. The remaining $6,784 will be realized between years five and ten.

The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2007 and 2006, the Company had established an allowance for doubtful accounts of $414,096 and $453,070, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2007, 2006 and 2005, the Company recorded $94,880, $52,526 and $153,838, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statement of Income. In 2005, an additional amount of $208,106 was reported as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

As of December 31, 2007 and 2006, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:
-------------------------------------------------------------------------
Other Liabilities                                       2007        2006
-------------------------------------------------------------------------
Accrued retrospective premiums                        $ 43,897   $ 81,279
Remittances not allocated                               41,289     39,309
Loss clearing                                           16,177     12,841
Deferred commission earnings                            12,550     10,596
Amounts withheld or retained by company for             14,947      4,434
   account of  others
Retroactive reserve payable                             17,205    (15,684)
Other liabilities, includes suspense accounts,         225,941    162,859
   experience account balances and certain accruals
-------------------------------------------------------------------------
   Total other liabilities                            $372,006   $295,634
=========================================================================

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2007, 2006 AND 2005

                                 (000'S OMITTED)
--------------------------------------------------------------------------------
NOTE 14 - SUBSEQUENT EVENT
--------------------------

In January 2008, the Company entered into a Capital Maintenance Agreement (CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2007 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2007 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2006 surplus position.

Refer to other subsequent events in Notes 5 and 11.

                           PART C: OTHER INFORMATION

ITEM 26. EXHIBITS

(a)  Board of Directors Resolution.

    (1) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (1)

    (2) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (5)

(b)  Custodian Agreements.  Inapplicable

(c)  Underwriting Contracts.

    (1) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (7)

    (2)  Form of Selling Group Agreement. (9)

(d)  Contracts.

    (1)  Form of Group Flexible Premium Variable Life Insurance
         Policy--Non-Participating, Form No. 11GVULD997. (2)

    (2) Form of Group Flexible Premium Variable Life Insurance Certificate, Form No. 16GVULD997. (2)

(e)  Applications.

    (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 14COLI400. (7)

    (2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997. (Filed herewith)

    (3)  Form of Subaccount Transfer Request Form. (Filed herewith)

    (4)  Form of Premium Allocation Form. (Filed herewith)

    (5)  Form of Loan/Surrender Request Form. (Filed herewith)

    (6)  Form of Dollar Cost Averaging Request Form. (Filed herewith)

    (7)  Form of Change Request Form. (7)

    (8)  Form of Reallocation and Rebalancing Request Form. (Filed herewith)

    (9)  Form of Automatic Rebalancing Request. (Filed herewith)

(f)  Depositor's Certificate of Incorporation and By-Laws.

    (1)  By-Laws of AIG Life Insurance Company, restated as of April 27, 2005.
         (4)

    (2) Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

    (3) Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

    (4) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (7)

    (5) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (9)

(g)  Reinsurance Contracts.

    (1) Reinsurance Agreement between AIG Life & AXA Corporate Solutions Life Reinsurance Company. (16)

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and AIG Life Insurance Company. (7)

     (1)(b) Form of Amendment to Participation Agreement among Alliance Variable Products Series Fund, Inc. and AIG Life Insurance Company.
            (7)

     (2)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company.
            (8)

     (2)(b) Form of Amendment No. 1 to Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company, effective January 1, 2001. (8)

     (3)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and AIG Life Insurance Company.
            (8)

     (4)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

     (4)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999. (8)

     (4)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

     (5)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

     (5)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999. (8)

     (5)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001.
            (8)

     (6)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

     (7)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company. (8)

     (7)(b) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 1, 2001. (8)

    (7)(c) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 3, 2004. (10)

    (7)(d) Form of Amendment No. 3 to Participation Agreement as of March 31, 2006 by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company. (13)

    (8)(a) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and AIG Life Insurance Company. (10)

    (9)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company. (8)

    (9)(b) Form of Amendment No. 1 to Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company, dated June 16, 2003. (10)

   (10)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and AIG Life Insurance Company. (8)

   (11)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AIG Life Insurance Company. (6)

   (11)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and AIG Life Insurance Company, dated October 1, 2001. (7)

   (12)(a) Form of Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (10)

   (12)(b) Form of Amendment to Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (10)

   (13)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and AIG Life Insurance Company. (8)

   (14)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

   (14)(b) Form of Amendment No. 1 to Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

   (15)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (8)

   (16)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and AIG Life Insurance Company. (8)

   (17)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between AllianceBernstein and AIG Life Insurance Company. (16)

   (18)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between American Century and AIG Life Insurance Company. (16)

   (19)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Credit Suisse and AIG Life Insurance Company. (16)

   (20)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Fidelity and AIG Life Insurance Company. (16)

   (21)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Franklin Templeton and AIG Life Insurance Company. (16)

   (22)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Goldman Sachs and AIG Life Insurance Company. (16)

   (23)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between J.P. Morgan and AIG Life Insurance Company. (16)

   (24)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Merrill Lynch (BlackRock) and AIG Life Insurance Company. (16)

   (25)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Neuberger Berman and AIG Life Insurance Company. (16)

   (26)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and AIG Life Insurance Company. (16)

   (27)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between UIF Morgan Stanley and AIG Life Insurance Company. (16)

   (28)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC and AIG Life Insurance Company. (16)

   (29)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and AIG Life Insurance Company. (16)

(i)  Administrative Contracts.

    (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (7)

    (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (7)

    (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (7)

    (4) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (7)

    (5) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, effective January 1, 2002. (7)

    (6) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (9)

    (7) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (10)

(j)  Other Material Contracts.

    (1) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of AIG Life Insurance Company. (4)

    (2) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (4)

    (3) Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24, 2006. (15)

(k)  Legal Opinions.

    (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, AIG Life Insurance Company. (3)

    (2) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (11)

    (3) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (11)

(l)  Actuarial Opinions.

    (1)  Opinion and Consent of AIG Life Insurance Company's actuary. (3)

    (2)  Opinion and Consent of AIG Life Insurance Company's actuary. (7)

(m)  Calculation.    None

(n)  Other Opinions.

    (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements.    None

(p)  Initial Capital Agreements.    None

(q)  Redeemability Exemption.

    (1) Description of AIG Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of May 1, 2007. (16)

(r)  Powers of Attorney.

    (1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa.
         (12)

    (2) Power of Attorney with respect to Registration Statements and Amendments thereto signed by John Quinlan Doyle, Director and President, and Neil Anthony Faulkner, Director, and David Neil Fields, Director, of National Union Fire Insurance Company of Pittsburgh, Pa.
         (14)

    (3) Power of Attorney with respect to Registration Statements and Amendments thereto removing Neil Anthony Faulkner, Director, and adding Mark Willis, Director, of National Union Fire Insurance Company of Pittsburgh, Pa. (Filed herewith)
--------------------------------------------------------------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90684) of Variable Account II of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 13, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.

    (6) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

    (7) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 25, 2003.

    (8) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on June 16, 2003.

    (9) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 27, 2004.

    (10) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

    (11) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on October 24, 2005.

    (12) Incorporated by reference to Post-Effective Amendment No. 16 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 24, 2006.

    (13) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2006.

    (14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on June 22, 2006.

    (15) Incorporated by reference to Post-Effective Amendment No. 19 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on December 12, 2006.

    (16) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2007.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
BUSINESS ADDRESS             AIG LIFE INSURANCE COMPANY
------------------           -------------------------------------------------

Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff          Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David R. Armstrong           Director, President - AIG Benefit Solutions
3600 Route 66                Profit Center and Chief Executive Officer - AIG
Neptune, NJ 07754-1580       Benefit Solutions Profit Center

Mary Jane B. Fortin          Director, Executive Vice President and Chief
2929 Allen Parkway           Financial Officer
Houston, TX 77019

David L. Herzog              Director
70 Pine Street
New York, NY 10270

Richard A. Hollar            Director, President-Life Profit Center and Chief
750 West Virginia Street     Executive Officer-Life Profit Center
Milwaukee, WI 53204

Royce G. Imhoff, II          Director, President-Independent Distribution
2929 Allen Parkway
Houston, TX 77019

David W. O'Leary             Director, President-Specialty Markets Group and
2929 Allen Parkway           Chief Executive Officer-Specialty Markets Group
Houston, TX 77019

Gary D. Reddick              Director and Executive Vice President
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift         Director
2929 Allen Parkway
Houston, TX 77019

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AIG LIFE INSURANCE COMPANY
 ------------------        ---------------------------------------------------

 James W. Weakley          Director, President-AIG Benefit Solutions Profit
 2929 Allen Parkway        Center, Chief Executive Officer-AIG Benefit
 Houston, TX 77019         Solutions Profit Center and Chairman AIG Benefit
                           Solutions Profit Center

 Matthew Winter            Director, President and Chief Executive Officer
 2929 Allen Parkway
 Houston, TX 77019

 John Gatesman             President-Affluent and Corporate Markets Group
 2727-A Allen Parkway
 Houston, TX 77019

 Dennis Roberts            President-Independent Agency Group
 2929 Allen Parkway
 Houston, TX 77019

 Richard D. Schuettner     President-AIG Life Brokerage Profit Center
 750 West Virginia Street
 Milwaukee, WI 53204

 Durr Sexton               President-Annuity Profit Center
 2929 Allen Parkway
 Houston, TX 77019

 Robert E. Steele          President-Structured Settlements
 205 E. 10th Avenue
 Amarillo, TX 79101

 Don Ward                  President-Financial Institution Marketing Group
 2929 Allen Parkway
 Houston, TX 77019

 Rebecca G. Campbell       Executive Vice President-Human Resources
 2929 Allen Parkway
 Houston, TX 77019

 Jeffrey H. Carlson        Executive Vice President and Chief Information
 2929 Allen Parkway        Officer
 Houston, TX 77019

 Rodney N. Hook            Executive Vice President-AIG Benefit Solutions
 3600 Route 66             Profit Center and Chief Risk Officer-AIG Benefit
 Neptune, NJ 07754         Solutions Profit Center

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AIG LIFE INSURANCE COMPANY
 ------------------        ---------------------------------------------------

 Gary Parker               Executive Vice President and Chief Product Officer
 2929 Allen Parkway
 Houston, TX 77019

 Dan E. Trudan             Executive Vice President and Chief Operations
 2929 Allen Parkway        Officer
 Houston, TX 77019

 Steven D. Anderson        Senior Vice President-Life Profit Center and Chief
 2929 Allen Parkway        Financial Officer-Life Profit Center
 Houston, TX 77019

 Erik A. Baden             Senior Vice President-Strategic Marketing and
 2929 Allen Parkway        Business Development
 Houston, TX 77019

 Wayne A. Barnard          Senior Vice President and Illustration Actuary
 2929 Allen Parkway
 Houston, TX 77019

 Robert M. Beuerlein       Senior Vice President and Chief and Appointed
 2727-A Allen Parkway      Actuary
 Houston, TX 77019

 Patricia A. Bosi          Senior Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Don Cummings              Senior Vice President and Chief Accounting Officer
 2727-A Allen Parkway
 Houston, TX 77019

 James A. Galli            Senior Vice President and Chief Business
 70 Pine Street            Development Officer
 New York, NY 10270

 Robert M. Goldbloom       Senior Vice President-Terminal Funding Annuities
 70 Pine Street
 New York, NY 10270

 William F. Guterding      Senior Vice President
 70 Pine Street
 New York, NY 10270

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AIG LIFE INSURANCE COMPANY
 ------------------        ---------------------------------------------------

 Robert F. Herbert, Jr.    Senior Vice President, Treasurer and Controller
 2727-A Allen Parkway
 Houston, TX 77019

 Kyle L. Jennings          Senior Vice President and, General Counsel
 2929 Allen Parkway
 Houston, TX 77019

 Althea R. Johnson         Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Glen D. Keller            Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Stephen Kennedy           Senior Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Frank A. Kophamel         Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Simon J. Leech            Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Charles L. Levy           Vice President and Medical Director
 2727-A Allen Parkway
 Houston, TX 77019

 Kent D. Major             Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Mark R. McGuire           Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Laura W. Milazzo          Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AIG LIFE INSURANCE COMPANY
 ------------------        ---------------------------------------------------

 Lawrence J. O'Brien       Senior Vice President, Chief Marketing
 2929 Allen Parkway        Officer-Independent Agency Group
 Houston, TX 77019

 William J. Packer         Senior Vice President
 3600 Route 66
 Neptune, NJ 07754

 Barry Pelletteri          Senior Vice President
 3600 Route 66
 Neptune, NJ 07754

 John W. Penko             Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Michael W. Witwer         Senior Vice President
 3600 Route 66
 Neptune, NJ 07754

 Frederic R. Yopps         Senior Vice President
 750 West Virginia St.
 Milwaukee, WI 53204

 Chris Ayers               Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Edward F. Bacon           Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Joan M. Bartel            Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Walter E. Bednarski       Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Michael B. Boesen         Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AIG LIFE INSURANCE COMPANY
 ------------------        ---------------------------------------------------

 Timothy H. Bolden         Vice President and Chief Compliance Officer
 2727-A Allen Parkway
 Houston, TX 77019

 David R. Brady            Vice President
 70 Pine Street
 New York, NY 10270

 Stephen J. Brenneman      Vice President
 1 ALICO Plaza
 600 King Street
 Wilmington, DE 19801

 James B. Brown            Vice President
 2727 Allen Parkway
 Houston, TX 77019

 David W. Butterfield      Vice President
 3600 Route 66
 Neptune, NJ 07754

 Valerie A. Childrey       Vice President and Medical Director
 750 West Virginia Street
 Milwaukee, WI 53204

 Mark E. Childs            Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Robert M. Cicchi          Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 James Cortiglia           Vice President
 3600 Route 66
 Neptune, NJ 07754

 Steven A. Dmytrack        Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Douglas M. Donnenfield    Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AIG LIFE INSURANCE COMPANY
 ------------------        ---------------------------------------------------

 Timothy M. Donovan        Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Donna F. Fahey            Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Farideh N. Farrokhi       Vice President and Assistant Secretary
 2727-A Allen Parkway
 Houston, TX 77019

 John T. Fieler            Vice President and Medical Director
 2727-A Allen Parkway
 Houston, TX 77019

 Patrick S. Froze          Vice President
 1200 N. Mayfair Road
 Milwaukee, WI 53226

 Frederick J. Garland, Jr. Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Liza Glass                Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Leo W. Grace              Vice President and Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

 Richard L. Gravette       Vice President and Assistant Treasurer
 2727-A Allen Parkway
 Houston, TX 77019

 Kenneth J. Griesemer      Vice President
 3051 Hollis Drive
 Springfield, IL 62704

 Daniel J. Gutenberger     Vice President and Medical Director
 750 West Virginia Street
 Milwaukee, WI 53204

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AIG LIFE INSURANCE COMPANY
 ------------------        ---------------------------------------------------

 Joel H. Hammer            Vice President
 70 Pine Street
 New York, NY 10270

 D. Leigh Harrington       Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Keith C. Honig            Vice President
 1999 Avenue of the Stars
 Los Angeles, CA 90067

 Donald E. Huffner         Vice President and Real Estate Investment Officer
 70 Pine Street
 New York, NY 10270

 Walter P. Irby            Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Karen M. Isaacs           Vice President
 3600 Route 66
 Neptune, NJ 07754

 Robert J. Ley             Vice President
 1200 N. Mayfair Road
 Milwaukee, WI 53226

 Gwendolyn J. Mallett      Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Randy J. Marash           Vice President
 3600 Route 66
 Neptune, NJ 07754

 David S. Martin           Vice President
 2929 Allen Parkway
 Houston, TX 77019

 W. Larry Mask             Vice President, Real Estate Investment Officer and
 2929 Allen Parkway        Assistant Secretary
 Houston, TX 77019

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AIG LIFE INSURANCE COMPANY
 ------------------        ---------------------------------------------------

 Melvin C. McFall          Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Richard D. McFarland      Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Beverly A. Meyer          Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Candace A. Michael        Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Anne K. Milio             Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Sylvia A. Miller          Vice President
 3051 Hollis Drive
 Springfield, IL 62704

 Michael R. Murphy         Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Carl T. Nichols           Vice President and Medical Director
 205 E. 10th Avenue
 Amarillo, TX 79101

 Deanna Osmonson           Vice President and Chief Privacy Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Rembert R. Owen, Jr.      Vice President, Real Estate Investment Officer and
 2929 Allen Parkway        Assistant Secretary
 Houston, TX 77019

 Lori J. Payne             Vice President
 2929 Allen Parkway
 Houston, TX 77019

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AIG LIFE INSURANCE COMPANY
 ------------------        ---------------------------------------------------

 Cathy A. Percival         Vice President and Medical Director
 2727-A Allen Parkway
 Houston, TX 77019

 Rodney E. Rishel          Vice President
 American General Center
 2000 American General Way
 Brentwood, TN 37027

 Terri Robbins             Vice President
 175 Water Street
 New York, NY 10038

 Walter J. Rudecki, Jr.    Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Dale W. Sachtleben        Vice President
 3051 Hollis Drive
 Springfield, IL 62704

 Richard W. Scott          Vice President and Chief Investment Officer
 70 Pine Street
 New York, NY 10270

 Michael Sibley            Vice President
 Walnut Glen Tower
 8144 Walnut Hill Lane
 Dallas, TX 75231

 Brian Smith               Vice President, Finance
 3600 Route 66
 Neptune, NJ 07754

 T. Clay Spires            Vice President and Tax Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Dale Stewart              Vice President and General Auditor
 2727-A Allen Parkway
 Houston, TX 77019

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AIG LIFE INSURANCE COMPANY
 ------------------        ---------------------------------------------------

 Gregory R. Thornton       Vice President
 3051 Hollis Drive
 Springfield, IL 62704

 Veronica Torralba         Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Paul Turner               Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Richard P. Vegh           Vice President
 3600 Route 66
 Neptune, NJ 07754

 Christian D. Weiss        Vice President
 3051 Hollis Drive
 Springfield, IL 62704

 Ronald J. Williams        Vice President
 3600 Route 66
 Neptune, NJ 07754

 Elizabeth M. Tuck         Secretary
 70 Pine Street
 New York, NY 10270

 Lauren W. Jones           Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file Number 001-08787, accession number 0000950123-08-002280, filed February 28, 2008.

                              SUBSIDIARIES OF AIG

                                                                                        PERCENTAGE
                                                                                        OF VOTING
                                                                        JURISDICTION OF SECURITIES
                                                                         INCORPORATION   HELD BY
                                                                              OR        IMMEDIATE
AS OF DECEMBER 31, 2007                                                  ORGANIZATION   PARENT/(1)/
-----------------------                                                 --------------- ----------
American International Group, Inc./(2)/                                       Delaware      /(3)/
   AIG Capital Corporation                                                    Delaware      100
     AIG Capital India Private Limited                                           India    99.99/(4)/
       AIG Global Asset Management Company (India) Private Limited               India       99/(5)/
     AIG Consumer Finance Group, Inc.                                         Delaware      100
       AIG Bank Polska S.A.                                                     Poland    99.92
       AIG Credit SA                                                            Poland      100
       Compania Financiera Argentina S.A.                                    Argentina      100
     AIG Credit Corp.                                                         Delaware      100
       A.I. Credit Consumer Discount Company                              Pennsylvania      100
       A.I. Credit Corp.                                                 New Hampshire      100
       AICCO, Inc.                                                            Delaware      100
       AICCO, Inc.                                                          California      100
       AIG Credit Corp. of Canada                                               Canada      100
       Imperial Premium Funding, Inc.                                         Delaware      100
     AIG Equipment Finance Holdings, Inc.                                     Delaware      100
       AIG Commercial Equipment Finance, Inc.                                 Delaware      100
        AIG Commercial Equipment Finance Company, Canada                        Canada      100
       AIG Rail Services, Inc.                                                Delaware      100
     AIG Finance Holdings, Inc.                                               New York      100
       AIG Finance (Hong Kong) Limited                                       Hong Kong      100
     American General Finance, Inc.                                            Indiana      100
       American General Auto Finance, Inc.                                    Delaware      100
       American General Finance Corporation                                    Indiana      100
        Merit Life Insurance Co.                                               Indiana      100
        MorEquity, Inc.                                                         Nevada      100
          Wilmington Finance, Inc.                                            Delaware      100
        Ocean Finance and Mortgages Limited                                    England      100
        Yosemite Insurance Company                                             Indiana      100
          CommoLoCo, Inc.                                                  Puerto Rico      100
     American General Financial Services of Alabama, Inc.                     Delaware      100
     AIG Global Asset Management Holdings Corp.                               Delaware      100
       AIG Asset Management Services, Inc.                                    Delaware      100
       AIG Capital Partners, Inc.                                             Delaware      100
       AIG Equity Sales Corp.                                                 New York      100
       AIG Global Investment Corp.                                          New Jersey      100
       AIG Global Real Estate Investment Corp.                                Delaware      100
       AIG Securities Lending Corp.                                           Delaware      100
       Brazos Capital Management, L.P.                                        Delaware      100
     International Lease Finance Corporation                                California    67.23/(6)/
   AIG Egypt Insurance Company S.A.E.                                            Egypt    90.05/(7)/
   AIG Federal Savings Bank                                                        USA      100

                                                                                         PERCENTAGE
                                                                                         OF VOTING
                                                                         JURISDICTION OF SECURITIES
                                                                          INCORPORATION   HELD BY
                                                                               OR        IMMEDIATE
AS OF DECEMBER 31, 2007                                                   ORGANIZATION   PARENT/(1)/
-----------------------                                                  --------------- ----------
   AIG Financial Advisor Services, Inc.                                      Delaware        100
     AIG Global Investment (Luxembourg) S.A.                               Luxembourg        100
   AIG Financial Products Corp.                                              Delaware        100
     AIG Matched Funding Corp.                                               Delaware        100
     Banque AIG                                                                France        90 /(8)/
   AIG Funding, Inc.                                                         Delaware        100
   AIG Global Trade & Political Risk Insurance Company                     New Jersey        100
   AIG Israel Insurance Company Ltd.                                           Israel      50.01
   AIG Kazakhstan Insurance Company                                        Kazakhstan         60
AIG Life Holdings (International) LLC                                        Delaware        100
     AIG Star Life Insurance Co., Ltd.                                          Japan        100
     American International Reinsurance Company, Ltd.                         Bermuda        100
       AIG Edison Life Insurance Company                                        Japan         90/(9)/
       American International Assurance Company, Limited                    Hong Kong        100
       American International Assurance Company (Australia) Limited         Australia        100
       American International Assurance Company (Bermuda) Limited             Bermuda        100
        American International Assurance Co. (Vietnam) Limited                Vietnam        100
        Tata AIG Life Insurance Company Limited                                 India         26
       Nan Shan Life Insurance Company, Ltd.                                   Taiwan      95.27
AIG Life Holdings (US), Inc.                                                    Texas        100
     AGC Life Insurance Company                                              Missouri        100
       AIG Annuity Insurance Company                                            Texas        100
       AIG Life Holdings (Canada), ULC                                         Canada        100
        AIG Assurance Canada                                                   Canada        100
        AIG Life Insurance Company of Canada                                   Canada        100
       AIG Life of Bermuda, Ltd.                                              Bermuda        100
       AIG Life Insurance Company                                            Delaware        100
       American General Life and Accident Insurance Company                 Tennessee        100
        Volunteer Vermont Holdings, LLC                                       Vermont        100
          Volunteer Vermont Reinsurance Company                               Vermont        100
       American General Life Insurance Company                                  Texas        100
        AIG Enterprise Services, LLC                                         Delaware        100
        American General Annuity Service Corporation                            Texas        100
        American General Life Companies, LLC                                 Delaware        100
        The Variable Annuity Life Insurance Company                             Texas        100
          AIG Retirement Services Company                                       Texas        100
       American International Life Assurance Company of New York             New York        100
       American General Bancassurance Services, Inc.                         Illinois        100
       American General Property Insurance Company                          Tennessee      51.85/(10)/
        American General Property Insurance Company of Florida                Florida        100
     The United States Life Insurance Company in the City of New York        New York        100
American General Assurance Company                                           Illinois        100
     American General Indemnity Company                                      Illinois        100
     American General Investment Management Corporation                      Delaware        100
     American General Realty Investment Corporation                             Texas        100

                                                                                           PERCENTAGE
                                                                                           OF VOTING
                                                                           JURISDICTION OF SECURITIES
                                                                            INCORPORATION   HELD BY
                                                                                 OR        IMMEDIATE
AS OF DECEMBER 31, 2007                                                     ORGANIZATION   PARENT/(1)/
-----------------------                                                    --------------- ----------
   Knickerbocker Corporation                                                        Texas      100
AIG Life Insurance Company of Puerto Rico                                     Puerto Rico      100
AIG Life Insurance Company (Switzerland) Ltd.                                 Switzerland      100
AIG Liquidity Corp.                                                              Delaware      100
AIG Privat Bank AG                                                            Switzerland      100
AIG Property Casualty Group, Inc.                                                Delaware      100
AIG Commercial Insurance Group, Inc.                                             Delaware      100
   AIG Aviation, Inc.                                                             Georgia      100
     AIG Casualty Company                                                    Pennsylvania      100
     AIG Risk Management, Inc.                                                   New York      100
     AIU Insurance Company                                                       New York       52/(11)/
       AIG General Insurance Company China Limited                                  China      100
       AIG General Insurance (Taiwan) Co., Ltd.                                    Taiwan      100
     American Home Assurance Company                                             New York      100
       AIG General Insurance (Malaysia) Berhad                                   Malaysia      100
       AIG Hawaii Insurance Company, Inc.                                          Hawaii      100
        American Pacific Insurance Company, Inc.                                   Hawaii      100
       American International Realty Corp.                                       Delaware     31.5/(12)/
       Pine Street Real Estate Holdings Corp.                               New Hampshire    31.47/(13)/
       Transatlantic Holdings, Inc.                                              Delaware    33.24/(14)/
        Transatlantic Reinsurance Company                                        New York      100
        Putnam Reinsurance Company                                               New York      100
        Trans Re Zurich                                                       Switzerland      100
     American International Surplus Lines Agency, Inc.                         New Jersey      100
     Audubon Insurance Company                                                  Louisiana      100
       Agency Management Corporation                                            Louisiana      100
        The Gulf Agency, Inc.                                                     Alabama      100
       Audubon Indemnity Company                                              Mississippi      100
     Commerce and Industry Insurance Company                                     New York      100
       American International Insurance Company                                  New York       50/(15)/
        AIG Advantage Insurance Company                                         Minnesota      100
        American International Insurance Company of California, Inc.           California      100
        American International Insurance Company of New Jersey                 New Jersey      100
   Commerce and Industry Insurance Company of Canada                               Canada      100
   The Insurance Company of the State of Pennsylvania                        Pennsylvania      100
   Landmark Insurance Company                                                  California      100
   National Union Fire Insurance Company of Pittsburgh, Pa                   Pennsylvania      100
       AIG Domestic Claims, Inc.                                                 Delaware      100
       American International Specialty Lines Insurance Company                  Illinois       70/(16)/
       Lexington Insurance Company                                               Delaware       70/(17)/
        AIG Centennial Insurance Company                                     Pennsylvania      100
        AIG Auto Insurance Company of New Jersey                               New Jersey      100
        AIG Preferred Insurance Company                                      Pennsylvania      100
        AIG Premier Insurance Company                                        Pennsylvania      100
        AIG Indemnity Insurance Company                                      Pennsylvania      100

                                                                                                      PERCENTAGE
                                                                                                      OF VOTING
                                                                                      JURISDICTION OF SECURITIES
                                                                                       INCORPORATION   HELD BY
                                                                                            OR        IMMEDIATE
AS OF DECEMBER 31, 2007                                                                ORGANIZATION   PARENT/(1)/
-----------------------                                                               --------------- ----------
          JI Accident & Fire Insurance Company, Ltd.                                           Japan       50
        National Union Fire Insurance Company of Louisiana                                 Louisiana      100
        National Union Fire Insurance Company of Vermont                                     Vermont      100
        21st Century Insurance Group                                                        Delaware       32/(18)/
          21st Century Casualty Company                                                   California      100
          21st Century Insurance Company                                                  California      100
          21st Century Insurance Company of the Southwest                                      Texas      100
        AIG Excess Liability Insurance Company Ltd.                                         Delaware      100
          AIG Excess Liability Insurance International Limited                               Ireland      100
       New Hampshire Insurance Company                                                  Pennsylvania      100
   AI Network Corporation                                                                   Delaware      100
        AIG Europe, S.A.                                                                      France    70.48/(19)/
        American International Pacific Insurance Company                                    Colorado      100
        American International South Insurance Company                                  Pennsylvania      100
        Granite State Insurance Company                                                 Pennsylvania      100
        Illinois National Insurance Co.                                                     Illinois      100
        New Hampshire Indemnity Company, Inc.                                           Pennsylvania      100
          AIG National Insurance Company, Inc.                                              New York      100
        New Hampshire Insurance Services, Inc.                                         New Hampshire      100
       Risk Specialists Companies, Inc.                                                     Delaware      100
       HSB Group, Inc.                                                                      Delaware      100
       The Hartford Steam Boiler Inspection and Insurance Company                        Connecticut      100
       The Hartford Steam Boiler Inspection and Insurance Company of Connecticut         Connecticut      100
       HSB Engineering Insurance Limited                                                     England      100
        The Boiler Inspection and Insurance Company of Canada                                 Canada      100
       United Guaranty Corporation                                                    North Carolina    36.31/(20)/
       A.I.G. Mortgage Holdings Israel, Ltd.                                                  Israel    87.32
        E.M.I.--Ezer Mortgage Insurance Company, Ltd.                                         Israel      100
       AIG United Guaranty Agenzia Di Assirazione S.R.L                                        Italy      100
       AIG United Guaranty Insurance (Asia) Limited                                        Hong Kong      100
       AIG United Guaranty Mexico, S.A.                                                       Mexico      100
       AIG United Guaranty Mortgage Insurance Company Canada                                  Canada      100
       AIG United Guaranty Re, Ltd.                                                          Ireland      100
       United Guaranty Insurance Company                                              North Carolina      100
       United Guaranty Mortgage Insurance Company                                     North Carolina      100
       United Guaranty Mortgage Insurance Company of North Carolina                   North Carolina      100
       United Guaranty Partners Insurance Company                                            Vermont      100
       United Guaranty Residential Insurance Company                                  North Carolina    75.03/(21)/
        United Guaranty Credit Insurance Company                                      North Carolina      100
        United Guaranty Commercial Insurance Company of North Carolina                North Carolina      100
        United Guaranty Mortgage Indemnity Company                                    North Carolina      100
       United Guaranty Residential Insurance Company of North Carolina                North Carolina      100
       United Guaranty Services, Inc.                                                 North Carolina      100

                                                                                         PERCENTAGE
                                                                                         OF VOTING
                                                                      JURISDICTION OF    SECURITIES
                                                                       INCORPORATION      HELD BY
                                                                            OR           IMMEDIATE
AS OF DECEMBER 31, 2007                                                ORGANIZATION      PARENT/(1)/
-----------------------                                             -------------------- ----------
       AIG Marketing, Inc.                                                      Delaware     100
       American International Insurance Company of Delaware                     Delaware     100
     Hawaii Insurance Consultants, Ltd.                                           Hawaii     100
       AIG Retirement Services, Inc.                                            Delaware     100
       SunAmerica Life Insurance Company                                         Arizona     100
       SunAmerica Investments, Inc.                                              Georgia      70/(22)/
        AIG Advisor Group, Inc.                                                 Maryland     100
          AIG Financial Advisors, Inc.                                          Delaware     100
          Advantage Capital Corporation                                         New York     100
          American General Securities Incorporated                                 Texas     100
          FSC Securities Corporation                                            Delaware     100
          Royal Alliance Associates, Inc.                                       Delaware     100
       AIG SunAmerica Life Assurance Company                                     Arizona     100
        AIG SunAmerica Asset Management Corp.                                   Delaware     100
          AIG SunAmerica Capital Services, Inc.                                 Delaware     100
       First SunAmerica Life Insurance Company                                  New York     100
       AIG Global Services, Inc.                                           New Hampshire     100
       AIG Trading Group Inc.                                                   Delaware     100
       AIG International Inc.                                                   Delaware     100
       AIU Holdings LLC                                                         Delaware     100
       AIG Central Europe & CIS Insurance Holdings Corporation                  Delaware     100
       AIG Bulgaria Insurance and Reinsurance Company EAD                       Bulgaria     100
       AIG Czech Republic pojistovna, a.s.                                Czech Republic     100
       AIG Memsa Holdings, Inc.                                                 Delaware     100
       AIG Hayleys Investment Holdings (Private) Ltd.                          Sri Lanka      80
        Hayleys AIG Insurance Company Limited                                  Sri Lanka     100
       AIG Iraq, Inc.                                                           Delaware     100
       AIG Lebanon S.A.L.                                                        Lebanon     100
       AIG Libya, Inc.                                                          Delaware     100
       AIG Sigorta A.S.                                                           Turkey     100
       Tata AIG General Insurance Company Limited                                  India      26
       AIU Africa Holdings, Inc.                                                Delaware     100
       AIG Kenya Insurance Company Limited                                         Kenya   66.67
       AIU North America, Inc.                                                  New York     100
       American International Underwriters Corporation                          New York     100
     American International Underwriters Overseas, Ltd.                          Bermuda     100
       A.I.G. Colombia Seguros Generales S.A.                                   Colombia      94/(23)/
       AIG Brasil Companhia de Seguros S.A.                                       Brazil      50
       AIG Europe (Ireland) Limited                                              Ireland     100
       AIG General Insurance (Thailand) Ltd.                                    Thailand     100
       AIG General Insurance (Vietnam) Company Limited                           Vietnam     100
       AIG MEMSA Insurance Company Limited                          United Arab Emirates     100
       AIG UK Holdings Limited                                                   England    82.8/(24)/
        AIG Germany Holding GmbH                                                 Germany     100

                                                                                                        PERCENTAGE
                                                                                                        OF VOTING
                                                                                        JURISDICTION OF SECURITIES
                                                                                         INCORPORATION   HELD BY
                                                                                              OR        IMMEDIATE
AS OF DECEMBER 31, 2007                                                                  ORGANIZATION   PARENT/(1)/
-----------------------                                                                 --------------- ----------
        Wurttembergische und Badische Versicherungs-AG                                        Germany       100
          DARAG Deutsche Versicherungs-und Ruckversicherungs-Aktiengesellschaft               Germany       100
       AIG UK Financing Limited                                                               England       100
        AIG UK Sub Holdings Limited                                                           England       100
          AIG UK Limited                                                                      England       100
          AIG UK Services Limited                                                             England       100
     AIG Takaful--Enaya B.S.C.                                                                Bahrain       100
     American International Insurance Company of Puerto Rico                              Puerto Rico       100
     Arabian American Insurance Company (Bahrain) E.C.                                        Bahrain       100
     La Meridional Compania Argentina de Seguros S.A.                                       Argentina       100
     La Seguridad de Centroamerica Compania de Seguros S.A.                                 Guatemala       100
     Richmond Insurance Company Limited                                                       Bermuda       100
     Underwriters Adjustment Company, Inc.                                                     Panama       100
   American Life Insurance Company                                                           Delaware       100
     AIG Life Bulgaria Zhivotozastrahovatelna Druzhestvo .A.D.                               Bulgaria       100
     ALICO, S.A.                                                                               France       100
     First American Polish Life Insurance and Reinsurance Company, S.A.                        Poland       100
     Inversiones Interamericana S.A.                                                            Chile     99.99
     Pharaonic American Life Insurance Company                                                  Egypt     74.87/(25)/
     Unibanco AIG Seguros S.A.                                                                 Brazil     46.06/(26)/
   American Security Life Insurance Company, Ltd.                                        Lichtenstein       100
   Delaware American Life Insurance Company                                                  Delaware       100
   Mt. Mansfield Company, Inc.                                                                Vermont       100
   The Philippine American Life and General Insurance Company                             Philippines     99.78
     Pacific Union Assurance Company                                                       California       100
     Philam Equitable Life Assurance Company, Inc.                                        Philippines        95
     Philam Insurance Company, Inc.                                                       Philippines       100

--------------------------------------------------------------------------------
(1) Percentages include directors' qualifying shares.

(2) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on February 28, 2008. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

(3) The common stock is owned approximately 14.1 percent by C.V. Starr & Co., Inc., Edward E. Matthews, Maurice R. and Corinne P. Greenberg Joint Tenancy Company, LLC, Starr International Company, Inc., The Maurice R. Greenberg and Corinne P. Greenberg Family Foundation, Inc. and the Universal Foundation, Inc.

(4) Also owned 0.01 percent by AIG Global Investment Corp.

(5) Also owned 1 percent by AIG Capital Corporation.

(6) Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.

(7) Also owned 4.69 percent by AIG Memsa Holdings, Inc.

(8) Also owned 10 percent by AIG Matched Funding Corp.

(9) Also owned 10 percent by a subsidiary of American Life Insurance Company.

(10)Also owned 48.15 percent by American General Life and Accident Insurance Company.

(11)Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of the Pittsburgh, Pa., and 8 percent by AIG Casualty Company.

(12) Also owned by 11 other AIG subsidiaries.

(13) Also owned by 11 other AIG subsidiaries.

(14) Also owned 25.78 percent by AIG.

(15) Also owned 25 percent by American Home Assurance Company and 25 percent by AIU Insurance Company.

(16) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.

(17) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.

(18) Also owned 16.3 percent by American Home Assurance Company, 31.1 percent by Commerce and Industry Insurance Company and 20.6 percent by New Hampshire Insurance Company.

(19) 100 percent held together with AIG companies.

(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.

(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

(22) Also owned 30 percent by AIG Retirement Services, Inc.

(23) Also owned 3.24 percent by American International Underwriters de Colombia Ltd.

(24) Also owned 5.6 percent by American International Company, Limited, 2.5 percent by AIG Europe (Ireland) Ltd., 8.5 percent by American International Underwriters Overseas Association and 0.6 percent by New Hampshire Insurance Company.

(25) Also owned 7.5 percent by AIG Egypt Insurance Company.

(26) Also owned 0.92 percent by American International Underwriters Overseas,
     Ltd.

   The Registrant is a separate account of AIG Life Insurance Company
(Depositor).

ITEM 29. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG LIFE INSURANCE COMPANY

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by the company's By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of the company's By-Laws.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account I of AIG Life Insurance Company, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of AIG Life Insurance Company affiliates.

(b) Management.

NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS          AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------        ----------------------------------------------------

Matthew E. Winter         Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire           Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David W. O'Leary          Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

 NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS          AMERICAN GENERAL EQUITY SERVICES CORPORATION
 ------------------        ---------------------------------------------------

 Larry Blews               Vice President and Chief Compliance Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Robert F. Herbert, Jr.    Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Deanna D. Osmonson        Vice President and Anti-Money Laundering Compliance
 2727 Allen Parkway        Officer
 Houston, TX 77019

 T. Clay Spires            Vice President and Tax Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Rhonda Washington         Treasurer and Controller
 2727 Allen Parkway
 Houston, TX 77019

 Elizabeth M. Tuck         Secretary
 70 Pine Street
 New York, NY 10270

 Amy Marie Cinquegrana     Assistant Secretary
 70 Pine Street
 New York, NY 10270

 Lauren W. Jones           Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

 John D. Fleming           Assistant Treasurer
 2929 Allen Parkway
 Houston, TX 77019

 Barbara J. Moore          Assistant Tax Officer
 2919 Allen Parkway
 Houston, TX 77019

(c)Compensation From the Registrant.

                       NET
                   UNDERWRITING    COMPENSATION ON
 NAME OF            DISCOUNTS    EVENTS OCCASIONING
 PRINCIPAL             AND       THE DEDUCTION OF A     BROKERAGE     OTHER
 UNDERWRITER       COMMISSIONS   DEFERRED SALES LOAD   COMMISSIONS COMPENSATION
 -----------       ------------ ---------------------  ----------- ------------
 American General            0                      0           0           0
 Equity Services
 Corporation

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801 or at AIG Life Insurance Company's Administrative Office located at One ALICO Plaza, 600 King Street, CLMK, Wilmington, Delaware 19801.

ITEM 32. MANAGEMENT SERVICES    Inapplicable

ITEM 33. FEE REPRESENTATION

AIG Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by AIG Life Insurance Company.

UNDERTAKINGS OF THE DEPOSITOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the policy owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the policy owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a policy owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the National Union Guarantee was terminated for prospectively issued Policies. The National Union Guarantee will not cover any Policies with a date of issue later than the Point of Termination. The National Union Guarantee will continue to cover Policies with a date of issue earlier than the Point of Termination until all insurance obligations under such Policies are satisfied in full.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account II of AIG Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 29th day of April, 2008.

                                        VARIABLE ACCOUNT II OF AIG LIFE
                                        INSURANCE COMPANY
                                        (Registrant)

                                    BY: AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT,
                                          TREASURER AND CONTROLLER

                                   AIGL - 1

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

SIGNATURE                         TITLE                          DATE
---------                         -----                          ----
RODNEY O. MARTIN, JR.             Director and Chairman of the   April 29, 2008
-----------------------           Board of Directors
RODNEY O. MARTIN, JR.

MATTHEW E. WINTER                 Director, President and Chief  April 29, 2008
-----------------------           Executive Officer
MATTHEW E. WINTER

MARY JANE B. FORTIN               Director, Executive Vice       April 29, 2008
-----------------------           President and Chief Financial
MARY JANE B. FORTIN               Officer

M. BERNARD AIDINOFF               Director                       April 29, 2008
-----------------------
M. BERNARD AIDINOFF

DAVID R. ARMSTRONG                Director                       April 29, 2008
-----------------------
DAVID R. ARMSTRONG

DAVID L. HERZOG                   Director                       April 29, 2008
-----------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                 Director                       April 29, 2008
-----------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II                Director                       April 29, 2008
-----------------------
ROYCE G. IMHOFF II

                                   AIGL - 2

SIGNATURE                         TITLE                          DATE
---------                         -----                          ----
DAVID W. O'LEARY                  Director                       April 29, 2008
-----------------------
DAVID W. O'LEARY

GARY D. REDDICK                   Director                       April 29, 2008
-----------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT              Director                       April 29, 2008
-----------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                  Director                       April 29, 2008
-----------------------
JAMES W. WEAKLEY

                                   AIGL - 3

                                                                      333-34199
                                                                      811-04867

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 29th day of April, 2008.

                              NATIONAL UNION FIRE INSURANCE
                              COMPANY OF PITTSBURGH, PA.

                          BY: ROBERT S. SCHIMEK
                              ----------------------------------
                              ROBERT S. SCHIMEK
                              CHIEF FINANCIAL OFFICER, SENIOR VICE
                                PRESIDENT AND TREASURER

   This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                             DATE
---------                      -----                             ----
*KRISTIAN P. MOOR              Director and Chairman             April 29, 2008
-----------------------
 KRISTIAN P. MOOR

*JOHN Q. DOYLE                 Director and President            April 29, 2008
-----------------------
 JOHN Q. DOYLE

*ROBERT S. SCHIMEK             Director, Chief Financial         April 29, 2008
-----------------------        Officer, Senior Vice President,
 ROBERT S. SCHIMEK             and Treasurer

*M. BERNARD AIDINOFF           Director                          April 29, 2008
-----------------------
 M. BERNARD AIDINOFF

*CHARLES H. DANGELO            Director                          April 29, 2008
-----------------------
 CHARLES H. DANGELO

*DAVID NEIL FIELDS             Director                          April 29, 2008
-----------------------
 DAVID NEIL FIELDS

*DAVID L. HERZOG               Director                          April 29, 2008
-----------------------
 DAVID L. HERZOG

*ROBERT E. LEWIS               Director                          April 29, 2008
-----------------------
 ROBERT E. LEWIS

*WIN J. NEUGER                 Director                          April 29, 2008
-----------------------
 WIN J. NEUGER

*NICHOLAS S. TYLER             Director                          April 29, 2008
-----------------------
 NICHOLAS S. TYLER

*NICHOLAS C. WALSH             Director                          April 29, 2008
-----------------------
 NICHOLAS C. WALSH

*MARK TIMOTHY WILLIS           Director                          April 29, 2008
-----------------------
 MARK TIMOTHY WILLIS

*BY: ROBERT S. SCHIMEK
     ------------------
     ROBERT S. SCHIMEK
     ATTORNEY-IN-FACT
     (Exhibit (r)(3) to the Registration Statement)

                                 EXHIBIT INDEX

ITEM 26. EXHIBITS

     (e)(2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997.

     (e)(3)  Form of Subaccount Transfer Request Form.

     (e)(4)  Form of Premium Allocation Form.

     (e)(5)  Form of Loan/Surrender Request Form.

     (e)(6)  Form of Dollar Cost Averaging Request Form.

     (e)(8)  Form of Reallocation and Rebalancing Request Form.

     (e)(9)  Form of Automatic Rebalancing Request.

     (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

     (r)(3) Power of Attorney with respect to Registration Statements and Amendments thereto removing Neil Anthony Faulkner, Director, and adding Mark Timothy Willis, Director, of National Union Fire Insurance Company of Pittsburgh, Pa.

                                      E-1